UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Extended Market Index Fund Investor Shares - VEXMX

Vanguard Extended Market Index Fund ETF Shares - VXF

Vanguard Extended Market Index Fund Admiral™ Shares - VEXAX

Vanguard Extended Market Index Fund Institutional Shares - VIEIX

Vanguard Extended Market Index Fund Institutional Plus Shares - VEMPX

Vanguard Extended Market Index Fund Institutional Select Shares - VSEMX

Vanguard Mid-Cap Index Fund Investor Shares - VIMSX

Vanguard Mid-Cap Index Fund ETF Shares - VO

Vanguard Mid-Cap Index Fund Admiral™ Shares - VIMAX

Vanguard Mid-Cap Index Fund Institutional Shares - VMCIX

Vanguard Mid-Cap Index Fund Institutional Plus Shares - VMCPX

Vanguard Mid-Cap Growth Index Fund Investor Shares - VMGIX

Vanguard Mid-Cap Growth Index Fund ETF Shares - VOT

Vanguard Mid-Cap Growth Index Fund Admiral™ Shares - VMGMX

Vanguard Mid-Cap Value Index Fund Investor Shares - VMVIX

Vanguard Mid-Cap Value Index Fund ETF Shares - VOE

Vanguard Mid-Cap Value Index Fund Admiral™ Shares - VMVAX

Vanguard Small-Cap Index Fund Investor Shares - NAESX

Vanguard Small-Cap Index Fund ETF Shares - VB

Vanguard Small-Cap Index Fund Admiral™ Shares - VSMAX

Vanguard Small-Cap Index Fund Institutional Shares - VSCIX

Vanguard Small-Cap Index Fund Institutional Plus Shares - VSCPX

Vanguard Small-Cap Growth Index Fund Investor Shares - VISGX

Vanguard Small-Cap Growth Index Fund ETF Shares - VBK

Vanguard Small-Cap Growth Index Fund Admiral™ Shares - VSGAX

Vanguard Small-Cap Growth Index Fund Institutional Shares - VSGIX

Vanguard Small-Cap Value Index Fund Investor Shares - VISVX

Vanguard Small-Cap Value Index Fund ETF Shares - VBR

Vanguard Small-Cap Value Index Fund Admiral™ Shares - VSIAX

Vanguard Small-Cap Value Index Fund Institutional Shares - VSIIX

Vanguard Total Stock Market Index Fund Investor Shares - VTSMX

Vanguard Total Stock Market Index Fund ETF Shares - VTI

Vanguard Total Stock Market Index Fund Admiral™ Shares - VTSAX

Vanguard Total Stock Market Index Fund Institutional Shares - VITSX

Vanguard Total Stock Market Index Fund Institutional Plus Shares - VSMPX

Vanguard Total Stock Market Index Fund Institutional Select Shares - VSTSX

Vanguard Extended Market Index Fund
Investor Shares (VEXMX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR98

Vanguard Extended Market Index Fund
ETF Shares (VXF) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR965

Vanguard Extended Market Index Fund
Admiral™ Shares (VEXAX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR598

Vanguard Extended Market Index Fund
Institutional Shares (VIEIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR856

Vanguard Extended Market Index Fund
Institutional Plus Shares (VEMPX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1860

Vanguard Extended Market Index Fund
Institutional Select Shares (VSEMX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$112,794
Number of Portfolio Holdings	3,424
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	4.4%
Consumer Discretionary	10.7%
Consumer Staples	3.0%
Energy	3.7%
Financials	18.2%
Health Care	11.1%
Industrials	18.2%
Information Technology	19.0%
Materials	4.4%
Real Estate	5.2%
Utilities	1.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1898

Vanguard Mid-Cap Index Fund
Investor Shares (VIMSX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$192,480
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.6%
Consumer Discretionary	14.8%
Consumer Staples	6.2%
Energy	6.6%
Financials	13.5%
Health Care	7.6%
Industrials	19.7%
Real Estate	6.3%
Technology	12.8%
Telecommunications	0.8%
Utilities	8.8%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR859

Vanguard Mid-Cap Index Fund
ETF Shares (VO) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$192,480
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.6%
Consumer Discretionary	14.8%
Consumer Staples	6.2%
Energy	6.6%
Financials	13.5%
Health Care	7.6%
Industrials	19.7%
Real Estate	6.3%
Technology	12.8%
Telecommunications	0.8%
Utilities	8.8%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR939

Vanguard Mid-Cap Index Fund
Admiral™ Shares (VIMAX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$192,480
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.6%
Consumer Discretionary	14.8%
Consumer Staples	6.2%
Energy	6.6%
Financials	13.5%
Health Care	7.6%
Industrials	19.7%
Real Estate	6.3%
Technology	12.8%
Telecommunications	0.8%
Utilities	8.8%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5859

Vanguard Mid-Cap Index Fund
Institutional Shares (VMCIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$192,480
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.6%
Consumer Discretionary	14.8%
Consumer Staples	6.2%
Energy	6.6%
Financials	13.5%
Health Care	7.6%
Industrials	19.7%
Real Estate	6.3%
Technology	12.8%
Telecommunications	0.8%
Utilities	8.8%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR864

Vanguard Mid-Cap Index Fund
Institutional Plus Shares (VMCPX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$192,480
Number of Portfolio Holdings	316
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.6%
Consumer Discretionary	14.8%
Consumer Staples	6.2%
Energy	6.6%
Financials	13.5%
Health Care	7.6%
Industrials	19.7%
Real Estate	6.3%
Technology	12.8%
Telecommunications	0.8%
Utilities	8.8%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1859

Vanguard Mid-Cap Growth Index Fund
Investor Shares (VMGIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$31,473
Number of Portfolio Holdings	128
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.2%
Consumer Discretionary	19.4%
Consumer Staples	0.6%
Energy	3.7%
Financials	10.8%
Health Care	9.7%
Industrials	22.7%
Real Estate	5.0%
Technology	19.4%
Telecommunications	1.8%
Utilities	5.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR832

Vanguard Mid-Cap Growth Index Fund
ETF Shares (VOT) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$31,473
Number of Portfolio Holdings	128
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.2%
Consumer Discretionary	19.4%
Consumer Staples	0.6%
Energy	3.7%
Financials	10.8%
Health Care	9.7%
Industrials	22.7%
Real Estate	5.0%
Technology	19.4%
Telecommunications	1.8%
Utilities	5.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR932

Vanguard Mid-Cap Growth Index Fund
Admiral™ Shares (VMGMX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$31,473
Number of Portfolio Holdings	128
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.2%
Consumer Discretionary	19.4%
Consumer Staples	0.6%
Energy	3.7%
Financials	10.8%
Health Care	9.7%
Industrials	22.7%
Real Estate	5.0%
Technology	19.4%
Telecommunications	1.8%
Utilities	5.6%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5832

Vanguard Mid-Cap Value Index Fund
Investor Shares (VMVIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$30,574
Number of Portfolio Holdings	190
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	11.0%
Consumer Staples	10.7%
Energy	8.8%
Financials	15.9%
Health Care	5.9%
Industrials	17.5%
Real Estate	7.5%
Technology	7.5%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR835

Vanguard Mid-Cap Value Index Fund
ETF Shares (VOE) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$30,574
Number of Portfolio Holdings	190
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	11.0%
Consumer Staples	10.7%
Energy	8.8%
Financials	15.9%
Health Care	5.9%
Industrials	17.5%
Real Estate	7.5%
Technology	7.5%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR935

Vanguard Mid-Cap Value Index Fund
Admiral™ Shares (VMVAX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$30,574
Number of Portfolio Holdings	190
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	11.0%
Consumer Staples	10.7%
Energy	8.8%
Financials	15.9%
Health Care	5.9%
Industrials	17.5%
Real Estate	7.5%
Technology	7.5%
Utilities	11.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5835

Vanguard Small-Cap Index Fund
Investor Shares (NAESX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$152,992
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	15.0%
Consumer Staples	3.7%
Energy	4.3%
Financials	14.5%
Health Care	11.0%
Industrials	21.9%
Real Estate	7.2%
Technology	13.3%
Telecommunications	1.7%
Utilities	3.8%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR48

Vanguard Small-Cap Index Fund
ETF Shares (VB) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$152,992
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	15.0%
Consumer Staples	3.7%
Energy	4.3%
Financials	14.5%
Health Care	11.0%
Industrials	21.9%
Real Estate	7.2%
Technology	13.3%
Telecommunications	1.7%
Utilities	3.8%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR969

Vanguard Small-Cap Index Fund
Admiral™ Shares (VSMAX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$152,992
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	15.0%
Consumer Staples	3.7%
Energy	4.3%
Financials	14.5%
Health Care	11.0%
Industrials	21.9%
Real Estate	7.2%
Technology	13.3%
Telecommunications	1.7%
Utilities	3.8%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR548

Vanguard Small-Cap Index Fund
Institutional Shares (VSCIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$152,992
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	15.0%
Consumer Staples	3.7%
Energy	4.3%
Financials	14.5%
Health Care	11.0%
Industrials	21.9%
Real Estate	7.2%
Technology	13.3%
Telecommunications	1.7%
Utilities	3.8%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR857

Vanguard Small-Cap Index Fund
Institutional Plus Shares (VSCPX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$152,992
Number of Portfolio Holdings	1,349
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	3.6%
Consumer Discretionary	15.0%
Consumer Staples	3.7%
Energy	4.3%
Financials	14.5%
Health Care	11.0%
Industrials	21.9%
Real Estate	7.2%
Technology	13.3%
Telecommunications	1.7%
Utilities	3.8%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1861

Vanguard Small-Cap Growth Index Fund
Investor Shares (VISGX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.19%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$36,902
Number of Portfolio Holdings	577
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.1%
Consumer Discretionary	15.7%
Consumer Staples	3.8%
Energy	5.3%
Financials	5.7%
Health Care	15.4%
Industrials	22.1%
Real Estate	5.3%
Technology	21.5%
Telecommunications	2.2%
Utilities	1.1%
Other Assets and Liabilities—Net	(0.2%)
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR861

Vanguard Small-Cap Growth Index Fund
ETF Shares (VBK) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$36,902
Number of Portfolio Holdings	577
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.1%
Consumer Discretionary	15.7%
Consumer Staples	3.8%
Energy	5.3%
Financials	5.7%
Health Care	15.4%
Industrials	22.1%
Real Estate	5.3%
Technology	21.5%
Telecommunications	2.2%
Utilities	1.1%
Other Assets and Liabilities—Net	(0.2%)
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR938

Vanguard Small-Cap Growth Index Fund
Admiral™ Shares (VSGAX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$36,902
Number of Portfolio Holdings	577
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.1%
Consumer Discretionary	15.7%
Consumer Staples	3.8%
Energy	5.3%
Financials	5.7%
Health Care	15.4%
Industrials	22.1%
Real Estate	5.3%
Technology	21.5%
Telecommunications	2.2%
Utilities	1.1%
Other Assets and Liabilities—Net	(0.2%)
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5861

Vanguard Small-Cap Growth Index Fund
Institutional Shares (VSGIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$36,902
Number of Portfolio Holdings	577
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	2.1%
Consumer Discretionary	15.7%
Consumer Staples	3.8%
Energy	5.3%
Financials	5.7%
Health Care	15.4%
Industrials	22.1%
Real Estate	5.3%
Technology	21.5%
Telecommunications	2.2%
Utilities	1.1%
Other Assets and Liabilities—Net	(0.2%)
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR866

Vanguard Small-Cap Value Index Fund
Investor Shares (VISVX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.19%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$55,602
Number of Portfolio Holdings	846
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.4%
Consumer Staples	3.6%
Energy	3.5%
Financials	21.1%
Health Care	7.7%
Industrials	22.0%
Real Estate	8.6%
Technology	7.0%
Telecommunications	1.3%
Utilities	5.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR860

Vanguard Small-Cap Value Index Fund
ETF Shares (VBR) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$55,602
Number of Portfolio Holdings	846
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.4%
Consumer Staples	3.6%
Energy	3.5%
Financials	21.1%
Health Care	7.7%
Industrials	22.0%
Real Estate	8.6%
Technology	7.0%
Telecommunications	1.3%
Utilities	5.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR937

Vanguard Small-Cap Value Index Fund
Admiral™ Shares (VSIAX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$55,602
Number of Portfolio Holdings	846
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.4%
Consumer Staples	3.6%
Energy	3.5%
Financials	21.1%
Health Care	7.7%
Industrials	22.0%
Real Estate	8.6%
Technology	7.0%
Telecommunications	1.3%
Utilities	5.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5860

Vanguard Small-Cap Value Index Fund
Institutional Shares (VSIIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$55,602
Number of Portfolio Holdings	846
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	4.7%
Consumer Discretionary	14.4%
Consumer Staples	3.6%
Energy	3.5%
Financials	21.1%
Health Care	7.7%
Industrials	22.0%
Real Estate	8.6%
Technology	7.0%
Telecommunications	1.3%
Utilities	5.9%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR865

Vanguard Total Stock Market Index Fund
Investor Shares (VTSMX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR85

Vanguard Total Stock Market Index Fund
ETF Shares (VTI) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR970

Vanguard Total Stock Market Index Fund
Admiral™ Shares (VTSAX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR585

Vanguard Total Stock Market Index Fund
Institutional Shares (VITSX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR855

Vanguard Total Stock Market Index Fund
Institutional Plus Shares (VSMPX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1871

Vanguard Total Stock Market Index Fund
Institutional Select Shares (VSTSX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$1,912,141
Number of Portfolio Holdings	3,580
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.5%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.1%
Financials	11.6%
Health Care	9.2%
Industrials	12.8%
Real Estate	2.5%
Technology	35.8%
Telecommunications	2.0%
Utilities	2.7%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1785

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

Contents
Small-Cap Index Fund	1
Small-Cap Growth Index Fund	35
Small-Cap Value Index Fund	57

Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (3.6%)
	Reliance Inc.	1,284,976	403,354
	Carpenter Technology Corp.	1,155,534	319,367
*	RBC Bearings Inc.	769,162	295,974
	Royal Gold Inc.	1,608,250	286,011
	Mosaic Co.	7,751,782	282,785
	Steel Dynamics Inc.	1,723,268	220,596
	Mueller Industries Inc.	2,703,715	214,864
	Eastman Chemical Co.	2,821,679	210,667
	Alcoa Corp.	6,325,629	186,669
	CF Industries Holdings Inc.	1,979,315	182,097
	Albemarle Corp.	2,874,674	180,156
	Avery Dennison Corp.	955,024	167,578
	Celanese Corp.	2,674,087	147,957
	UFP Industries Inc.	1,401,600	139,263
	NewMarket Corp.	195,955	135,377
	Commercial Metals Co.	2,760,078	134,995
*	Coeur Mining Inc.	14,850,891	131,579
	Element Solutions Inc.	5,631,113	127,545
	Balchem Corp.	797,519	126,965
	FMC Corp.	2,900,146	121,081
	Timken Co.	1,539,258	111,673
	Hexcel Corp.	1,965,238	111,016
*,1	MP Materials Corp.	3,195,618	106,318
	Sensient Technologies Corp.	1,037,782	102,242
	Cabot Corp.	1,312,991	98,474
*	Cleveland-Cliffs Inc.	12,090,020	91,884
	Hecla Mining Co.	14,686,322	87,971
	Avient Corp.	2,234,779	72,206
	Scotts Miracle-Gro Co.	1,058,065	69,790
	Westlake Corp.	782,948	59,449
	Olin Corp.	2,811,799	56,489
	Ashland Inc.	1,115,925	56,109
	Innospec Inc.	609,562	51,258
	Minerals Technologies Inc.	774,930	42,675
	Huntsman Corp.	4,030,400	41,997
	Chemours Co.	3,655,736	41,858
	Quaker Chemical Corp.	344,953	38,614
	Materion Corp.	483,664	38,388
*	Ingevity Corp.	890,487	38,371
	Kaiser Aluminum Corp.	374,839	29,950
	Stepan Co.	523,889	28,594
	Worthington Steel Inc.	929,483	27,727
*	Century Aluminum Co.	1,253,382	22,586
*	Ecovyst Inc.	2,580,677	21,239
	Tronox Holdings plc	2,913,582	14,772
	Koppers Holdings Inc.	232,163	7,464
			5,483,994
Consumer Discretionary (15.0%)
*	Liberty Media Corp.-Liberty Formula One Class C	5,157,087	538,916
*	DraftKings Inc. Class A	11,520,597	494,118
	Williams-Sonoma Inc.	3,005,548	491,016
	RB Global Inc.	4,524,873	480,496
	Tapestry Inc.	5,074,787	445,617
*	Deckers Outdoor Corp.	3,651,673	376,378
*	Duolingo Inc. Class A	911,364	373,677
*	Aptiv plc	5,320,230	362,946
*	BJ's Wholesale Club Holdings Inc.	3,226,782	347,944
	Somnigroup International Inc.	4,841,885	329,490
	Texas Roadhouse Inc. Class A	1,621,026	303,796
1

Small-Cap Index Fund
		Shares	Market Value• ($000)
	TKO Group Holdings Inc. Class A	1,598,044	290,764
*	Rivian Automotive Inc. Class A	20,867,623	286,721
	Toll Brothers Inc.	2,429,949	277,330
	Service Corp. International	3,304,677	269,001
	Aramark	6,403,708	268,123
	Dick's Sporting Goods Inc.	1,311,203	259,369
	Pool Corp.	872,751	254,389
*	CarMax Inc.	3,722,464	250,187
	Ralph Lauren Corp.	892,386	244,764
	Hasbro Inc.	3,253,009	240,137
*,1	GameStop Corp. Class A	9,836,939	239,923
	LKQ Corp.	6,308,372	233,473
	Wingstop Inc.	681,823	229,597
*	Planet Fitness Inc. Class A	2,048,887	223,431
*	Norwegian Cruise Line Holdings Ltd.	10,918,109	221,419
	Interpublic Group of Cos. Inc.	9,034,899	221,174
	Lithia Motors Inc. Class A	636,068	214,877
	New York Times Co. Class A	3,766,550	210,851
*	Chewy Inc. Class A	4,826,126	205,690
*	Cava Group Inc.	2,402,438	202,357
*	Dutch Bros Inc. Class A	2,946,388	201,445
*	Skechers USA Inc. Class A	3,183,824	200,899
*	Floor & Decor Holdings Inc. Class A	2,629,591	199,744
*	Light & Wonder Inc.	2,061,900	198,479
*	Ollie's Bargain Outlet Holdings Inc.	1,500,682	197,760
*	Brinker International Inc.	1,031,820	186,068
*	American Airlines Group Inc.	16,113,437	180,793
	BorgWarner Inc.	5,369,273	179,763
	H&R Block Inc.	3,271,481	179,572
	Wynn Resorts Ltd.	1,916,140	179,485
	Murphy USA Inc.	434,584	176,789
*	Five Below Inc.	1,345,376	176,486
*	Bright Horizons Family Solutions Inc.	1,399,159	172,922
	Omnicom Group Inc.	2,383,600	171,476
[1]	Paramount Global Class B	13,162,614	169,798
*	AutoNation Inc.	829,117	164,704
*	elf Beauty Inc.	1,307,464	162,701
	Churchill Downs Inc.	1,588,549	160,443
*	MGM Resorts International	4,654,897	160,082
	Bath & Body Works Inc.	5,205,093	155,945
*	Mattel Inc.	7,889,241	155,576
	Wyndham Hotels & Resorts Inc.	1,881,254	152,777
*	Alaska Air Group Inc.	2,966,012	146,758
*	Stride Inc.	1,010,038	146,647
	Vail Resorts Inc.	912,469	143,376
*	Taylor Morrison Home Corp. Class A	2,329,793	143,096
*	Lyft Inc. Class A	9,063,400	142,839
	Group 1 Automotive Inc.	315,996	137,999
[1]	Whirlpool Corp.	1,358,226	137,751
*	Caesars Entertainment Inc.	4,826,552	137,026
	Hyatt Hotels Corp. Class A	973,329	135,925
*	SiteOne Landscape Supply Inc.	1,095,133	132,445
*	Crocs Inc.	1,301,873	131,854
*	Shake Shack Inc. Class A	933,858	131,300
*	Grand Canyon Education Inc.	693,040	130,985
	Gap Inc.	5,981,936	130,466
	U-Haul Holding Co. (XNYS)	2,365,587	128,617
	Lear Corp.	1,306,938	124,133
*	Wayfair Inc. Class A	2,406,644	123,076
*	Etsy Inc.	2,421,093	121,442
	Nexstar Media Group Inc. Class A	699,902	121,048
	Gentex Corp.	5,495,066	120,837
*	Valvoline Inc.	3,106,885	117,658
*	Urban Outfitters Inc.	1,585,004	114,976
*	Asbury Automotive Group Inc.	480,548	114,630
*	Boot Barn Holdings Inc.	747,706	113,651
	VF Corp.	9,525,158	111,921
	Meritage Homes Corp.	1,668,453	111,736
[1]	Thor Industries Inc.	1,235,570	109,731
	Boyd Gaming Corp.	1,392,337	108,923
2

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Adtalem Global Education Inc.	834,295	106,147
*	Frontdoor Inc.	1,798,498	106,003
[1]	Sirius XM Holdings Inc.	4,542,341	104,338
*	Life Time Group Holdings Inc.	3,217,313	97,581
*	SkyWest Inc.	939,685	96,759
*	Liberty Media Corp.-Liberty Live Class C	1,167,667	94,768
*	Abercrombie & Fitch Co. Class A	1,106,089	91,639
	Kontoor Brands Inc.	1,357,978	89,586
*	Madison Square Garden Sports Corp.	428,673	89,571
*	Champion Homes Inc.	1,399,980	87,653
[1]	Cinemark Holdings Inc.	2,690,680	81,205
	PVH Corp.	1,172,460	80,431
	Travel + Leisure Co.	1,542,144	79,590
[1]	Choice Hotels International Inc.	623,676	79,132
	KB Home	1,490,128	78,932
*	Dorman Products Inc.	633,842	77,753
	Rush Enterprises Inc. Class A	1,509,359	77,747
	Signet Jewelers Ltd.	960,781	76,430
	Macy's Inc.	6,468,184	75,419
	Academy Sports & Outdoors Inc.	1,626,099	72,866
*	Laureate Education Inc.	3,089,914	72,242
	Graham Holdings Co. Class B	74,682	70,662
	Penske Automotive Group Inc.	404,090	69,427
*	RH	366,143	69,205
[1]	Cheesecake Factory Inc.	1,088,782	68,223
[1]	Advance Auto Parts Inc.	1,463,807	68,052
*	Six Flags Entertainment Corp.	2,222,820	67,640
*	Tri Pointe Homes Inc.	2,105,080	67,257
	PriceSmart Inc.	638,911	67,111
*	Penn Entertainment Inc.	3,688,809	65,919
	TEGNA Inc.	3,928,753	65,846
*,1	Avis Budget Group Inc.	387,034	65,428
*	Goodyear Tire & Rubber Co.	6,284,481	65,170
*	Hilton Grand Vacations Inc.	1,567,413	65,095
	Red Rock Resorts Inc. Class A	1,247,843	64,925
*	Peloton Interactive Inc. Class A	9,345,167	64,855
*	ACV Auctions Inc. Class A	3,969,383	64,383
*	OPENLANE Inc.	2,622,926	64,131
*	YETI Holdings Inc.	2,024,719	63,819
*,1	QuantumScape Corp. Class A	9,454,210	63,532
	Harley-Davidson Inc.	2,672,615	63,074
*,1	Lucid Group Inc. Class A	29,797,816	62,873
*	Visteon Corp.	665,675	62,107
*	Foot Locker Inc.	2,318,899	56,813
	Interparfums Inc.	431,403	56,648
	Newell Brands Inc.	10,199,954	55,080
	Marriott Vacations Worldwide Corp.	760,092	54,962
	Dana Inc.	3,202,728	54,927
	LCI Industries	585,612	53,402
	HNI Corp.	1,081,556	53,191
	Polaris Inc.	1,303,805	53,000
*	Liberty Media Corp.-Liberty Formula One Class A	554,201	52,627
*	Capri Holdings Ltd.	2,735,756	48,423
[1]	Acushnet Holdings Corp.	645,783	47,026
	Worthington Enterprises Inc.	731,457	46,550
	Warner Music Group Corp. Class A	1,692,151	46,094
	Wendy's Co.	3,985,941	45,519
	Strategic Education Inc.	531,046	45,208
*	National Vision Holdings Inc.	1,930,600	44,423
*	Cavco Industries Inc.	97,914	42,537
	Levi Strauss & Co. Class A	2,298,818	42,505
	John Wiley & Sons Inc. Class A	933,616	41,667
	Phinia Inc.	923,437	41,084
	Steven Madden Ltd.	1,684,980	40,406
*	Liberty Media Corp.-Liberty Live Class A	500,265	39,761
*	Coty Inc. Class A	8,517,481	39,606
*	Central Garden & Pet Co. Class A	1,242,660	38,883
*	Madison Square Garden Entertainment Corp. Class A	941,967	37,650
*	Hanesbrands Inc.	8,203,104	37,570
	La-Z-Boy Inc.	1,008,100	37,471
3

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Papa John's International Inc.	759,375	37,164
	Columbia Sportswear Co.	601,556	36,743
	American Eagle Outfitters Inc.	3,807,703	36,630
*	Victoria's Secret & Co.	1,949,846	36,111
*	TripAdvisor Inc.	2,739,437	35,750
*	Knowles Corp.	2,017,666	35,551
*	M/I Homes Inc.	310,782	34,845
*	Sweetgreen Inc. Class A	2,325,441	34,603
*	Lionsgate Studios Corp.	5,936,511	34,491
	Buckle Inc.	749,432	33,987
	Wolverine World Wide Inc.	1,879,690	33,985
[1]	Cracker Barrel Old Country Store Inc.	543,583	33,202
*,1	AMC Entertainment Holdings Inc. Class A	10,579,240	32,796
	MillerKnoll Inc.	1,654,670	32,134
*,1	United Parks & Resorts Inc.	671,343	31,654
*	Under Armour Inc. Class A	4,618,231	31,543
*	Rush Street Interactive Inc.	2,101,851	31,318
	Upbound Group Inc.	1,200,587	30,135
*	Sonos Inc.	2,786,357	30,121
[1]	Dillard's Inc. Class A	71,510	29,879
*	JetBlue Airways Corp.	6,923,625	29,287
*	Sabre Corp.	8,998,315	28,435
	Leggett & Platt Inc.	3,135,758	27,971
	PROG Holdings Inc.	936,340	27,482
*,1	Sphere Entertainment Co.	640,390	26,768
	Sonic Automotive Inc. Class A	321,389	25,689
	Carter's Inc.	845,564	25,477
*	LGI Homes Inc.	485,898	25,033
*	Driven Brands Holdings Inc.	1,404,341	24,660
*	Coursera Inc.	2,759,423	24,173
*	Fox Factory Holding Corp.	916,932	23,785
	Camping World Holdings Inc. Class A	1,375,381	23,643
*	Topgolf Callaway Brands Corp.	2,917,218	23,484
*	BJ's Restaurants Inc.	513,146	22,886
*	Sally Beauty Holdings Inc.	2,464,320	22,820
[1]	Kohl's Corp.	2,583,063	21,904
	Steelcase Inc. Class A	2,097,758	21,880
*,1	Hertz Global Holdings Inc.	3,008,082	20,545
*,1	Dave & Buster's Entertainment Inc.	675,382	20,316
*	Gentherm Inc.	716,040	20,257
*	Integral Ad Science Holding Corp.	2,425,690	20,157
*	G-III Apparel Group Ltd.	898,807	20,133
*	Revolve Group Inc. Class A	986,005	19,769
*	Global Business Travel Group I	2,923,031	18,415
*	Allegiant Travel Co.	334,397	18,375
*	Under Armour Inc. Class C	2,778,315	18,031
*,1	Dream Finders Homes Inc. Class A	702,647	17,658
*	Portillo's Inc. Class A	1,486,939	17,353
*	Cars.com Inc.	1,459,227	17,292
	Matthews International Corp. Class A	719,496	17,203
*	Udemy Inc.	2,370,001	16,661
*	Helen of Troy Ltd.	560,366	15,903
	Bloomin' Brands Inc.	1,766,018	15,205
*	Mister Car Wash Inc.	2,380,113	14,304
	Interface Inc. Class A	679,987	14,232
	Oxford Industries Inc.	345,177	13,893
*	U-Haul Holding Co.	220,759	13,369
	Sinclair Inc.	955,405	13,204
*	Figs Inc. Class A	2,072,432	11,689
*	Corsair Gaming Inc.	1,163,054	10,968
*	Arhaus Inc. Class A	1,248,829	10,827
*,1	Savers Value Village Inc.	961,355	9,806
	Rush Enterprises Inc. Class B	148,241	7,780
*	KinderCare Learning Cos. Inc.	720,544	7,278
	Cricut Inc. Class A	1,072,238	7,259
*,1	Frontier Group Holdings Inc.	1,947,100	7,068
*	Central Garden & Pet Co.	159,285	5,604
*	Petco Health & Wellness Co. Inc. Class A	1,755,217	4,967
[1]	Paramount Global Class A	195,950	4,497
*	Clear Channel Outdoor Holdings Inc.	3,336,269	3,903
4

Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Jack in the Box Inc.	219,018	3,824
[1]	Krispy Kreme Inc.	1,043,057	3,035
[1]	Lucky Strike Entertainment Corp.	299,275	2,732
			22,921,614
Consumer Staples (3.7%)
	Casey's General Stores Inc.	907,023	462,827
*	US Foods Holding Corp.	5,652,961	435,335
*	Sprouts Farmers Market Inc.	2,391,170	393,682
*	Performance Food Group Co.	3,814,213	333,629
	Bunge Global SA	3,284,392	263,671
	J M Smucker Co.	2,470,903	242,643
	Conagra Brands Inc.	11,666,974	238,823
	Ingredion Inc.	1,571,548	213,133
*	Celsius Holdings Inc.	4,408,831	204,526
	Molson Coors Beverage Co. Class B	4,175,295	200,790
	Walgreens Boots Alliance Inc.	16,906,115	194,082
	Albertsons Cos. Inc. Class A	8,441,549	181,578
*	BellRing Brands Inc.	3,103,016	179,758
	Lamb Weston Holdings Inc.	3,448,473	178,803
	Primo Brands Corp. Class A	5,930,380	175,658
	Campbell's Co.	4,735,049	145,129
*	Darling Ingredients Inc.	3,671,895	139,312
	Coca-Cola Consolidated Inc.	1,224,652	136,732
*	Post Holdings Inc.	1,224,858	133,546
	Cal-Maine Foods Inc.	1,007,350	100,362
	Brown-Forman Corp. Class B	3,524,483	94,844
	Lancaster Colony Corp.	471,655	81,488
*	Freshpet Inc.	1,191,906	81,002
	WD-40 Co.	331,007	75,499
	Flowers Foods Inc.	4,642,293	74,184
*	Simply Good Foods Co.	2,220,987	70,161
	J & J Snack Foods Corp.	379,993	43,095
	Pilgrim's Pride Corp.	868,375	39,059
*	Boston Beer Co. Inc. Class A	199,467	38,060
	Energizer Holdings Inc.	1,762,512	35,532
	Universal Corp.	573,219	33,384
*	United Natural Foods Inc.	1,403,902	32,725
	Spectrum Brands Holdings Inc.	580,191	30,750
	Fresh Del Monte Produce Inc.	936,115	30,349
	Andersons Inc.	792,949	29,141
	Weis Markets Inc.	394,181	28,574
*	Grocery Outlet Holding Corp.	2,274,693	28,252
	Reynolds Consumer Products Inc.	1,284,302	27,510
	Edgewell Personal Care Co.	1,148,705	26,891
*	National Beverage Corp.	571,660	24,719
	Utz Brands Inc.	1,681,590	21,104
*	Herbalife Ltd.	2,370,908	20,437
*	TreeHouse Foods Inc.	1,048,451	20,361
	Seaboard Corp.	5,928	16,961
[1]	Tootsie Roll Industries Inc.	459,399	15,367
	Brown-Forman Corp. Class A	516,405	14,186
*	Olaplex Holdings Inc.	2,436,121	3,411
			5,591,065
Energy (4.3%)
	Expand Energy Corp.	5,524,364	646,019
	EQT Corp.	7,313,878	426,545
	TechnipFMC plc	10,245,412	352,852
*	Antero Resources Corp.	7,208,565	290,361
	DT Midstream Inc.	2,482,339	272,834
	Ovintiv Inc.	6,349,614	241,603
[1]	Texas Pacific Land Corp.	224,689	237,359
	Range Resources Corp.	5,547,736	225,626
	Permian Resources Corp.	15,414,226	209,942
*	First Solar Inc.	1,244,739	206,054
*	NEXTracker Inc. Class A	3,335,974	181,377
	APA Corp.	8,816,645	161,256
	HF Sinclair Corp.	3,913,179	160,753
	Antero Midstream Corp.	8,195,304	155,301
	Chord Energy Corp.	1,411,884	136,741
5

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Matador Resources Co.	2,754,133	131,427
	Viper Energy Inc. Class A	3,203,794	122,161
*	Enphase Energy Inc.	3,045,842	120,768
	ChampionX Corp.	4,674,040	116,103
	NOV Inc.	9,186,671	114,190
*	CNX Resources Corp.	3,359,944	113,163
	Archrock Inc.	4,106,171	101,956
	Magnolia Oil & Gas Corp. Class A	4,340,829	97,582
	California Resources Corp.	1,961,335	89,574
	Weatherford International plc	1,773,359	89,218
	Core Natural Resources Inc.	1,222,471	85,255
	Noble Corp. plc	3,104,540	82,426
	Murphy Oil Corp.	3,312,841	74,539
	Cactus Inc. Class A	1,673,082	73,147
	SM Energy Co.	2,796,744	69,108
	Northern Oil & Gas Inc.	2,291,382	64,961
	Civitas Resources Inc.	2,261,875	62,247
	Warrior Met Coal Inc.	1,283,382	58,817
*	Valaris Ltd.	1,388,577	58,473
	Patterson-UTI Energy Inc.	8,953,742	53,096
*	Oceaneering International Inc.	2,456,330	50,895
*,1	Transocean Ltd.	19,407,194	50,265
*	Tidewater Inc.	1,088,797	50,226
*	Comstock Resources Inc.	1,788,123	49,477
	Kinetik Holdings Inc. Class A	1,041,548	45,880
	Liberty Energy Inc. Class A	3,755,107	43,109
	PBF Energy Inc. Class A	1,976,085	42,822
*,1	Plug Power Inc.	26,337,819	39,243
*	DNOW Inc.	2,582,429	38,297
	Peabody Energy Corp.	2,819,516	37,838
	Crescent Energy Co. Class A	4,370,089	37,583
	World Kinect Corp.	1,313,423	37,236
	Helmerich & Payne Inc.	2,183,229	33,098
	Sitio Royalties Corp. Class A	1,797,396	33,036
	Delek US Holdings Inc.	1,407,759	29,816
*	Alpha Metallurgical Resources Inc.	254,815	28,662
*	MRC Global Inc.	1,997,129	27,381
[1]	Atlas Energy Solutions Inc.	1,660,654	22,203
*	Array Technologies Inc.	3,733,397	22,027
*	Expro Group Holdings NV	2,536,583	21,789
	CVR Energy Inc.	736,625	19,778
*	Innovex International Inc.	1,095,138	17,106
[1]	Vitesse Energy Inc.	707,346	15,625
*,1	New Fortress Energy Inc. Class A	4,352,773	14,451
	RPC Inc.	2,424,311	11,467
*	EVgo Inc. Class A	3,113,110	11,363
*	Helix Energy Solutions Group Inc.	1,758,017	10,970
*,1	Fluence Energy Inc.	1,596,352	10,712
*	Shoals Technologies Group Inc. Class A	2,041,381	8,676
	Flowco Holdings Inc. Class A	430,020	7,659
	Core Laboratories Inc.	572,597	6,596
*	ProPetro Holding Corp.	1,015,223	6,061
[1]	HighPeak Energy Inc.	615,828	6,035
*	Ameresco Inc. Class A	380,321	5,777
			6,575,993
Financials (14.5%)
*	SoFi Technologies Inc.	25,659,602	467,261
	First Citizens BancShares Inc. Class A	225,120	440,441
	Equitable Holdings Inc.	7,425,602	416,576
	East West Bancorp Inc.	3,367,534	340,054
	Unum Group	4,047,071	326,841
	Reinsurance Group of America Inc.	1,614,892	320,330
	Carlyle Group Inc.	6,177,154	317,506
	RenaissanceRe Holdings Ltd.	1,188,768	288,752
	Annaly Capital Management Inc.	14,786,181	278,276
	Ally Financial Inc.	6,756,147	263,152
	First Horizon Corp.	12,393,596	262,744
	Kinsale Capital Group Inc.	541,146	261,861
	Stifel Financial Corp.	2,384,686	247,483
6

Small-Cap Index Fund
		Shares	Market Value• ($000)
	SEI Investments Co.	2,736,904	245,938
	Assurant Inc.	1,238,950	244,680
	Evercore Inc. Class A	897,446	242,328
	Globe Life Inc.	1,915,901	238,127
	Houlihan Lokey Inc. Class A	1,314,185	236,488
*	Mr. Cooper Group Inc.	1,563,515	233,292
	AGNC Investment Corp.	24,934,013	229,144
	SouthState Corp.	2,480,022	228,236
	Webster Financial Corp.	4,110,750	224,447
	Primerica Inc.	808,650	221,303
	American Financial Group Inc.	1,734,721	218,939
	Erie Indemnity Co. Class A	620,796	215,286
	Pinnacle Financial Partners Inc.	1,895,114	209,240
	Old Republic International Corp.	5,435,106	208,925
	Wintrust Financial Corp.	1,635,407	202,758
	Western Alliance Bancorp	2,562,970	199,860
	MarketAxess Holdings Inc.	870,494	194,416
	Morningstar Inc.	619,282	194,411
	Jefferies Financial Group Inc.	3,527,749	192,933
	Commerce Bancshares Inc.	3,096,729	192,524
	Cullen/Frost Bankers Inc.	1,492,183	191,805
	Comerica Inc.	3,211,082	191,541
	Axis Capital Holdings Ltd.	1,825,674	189,541
	Zions Bancorp NA	3,606,150	187,303
	Popular Inc.	1,673,911	184,482
	Franklin Resources Inc.	7,704,823	183,760
	Ryan Specialty Holdings Inc. Class A	2,630,436	178,843
	Fidelity National Financial Inc.	3,187,533	178,693
	Everest Group Ltd.	519,672	176,611
	UMB Financial Corp.	1,669,659	175,581
	Invesco Ltd.	10,673,980	168,329
	Voya Financial Inc.	2,352,788	167,048
	Synovus Financial Corp.	3,226,558	166,974
	OneMain Holdings Inc.	2,909,496	165,841
	Old National Bancorp	7,682,472	163,944
	MGIC Investment Corp.	5,801,554	161,515
	SLM Corp.	4,870,956	159,719
	TPG Inc. Class A	3,034,341	159,151
	Starwood Property Trust Inc.	7,879,787	158,147
	Prosperity Bancshares Inc.	2,211,594	155,342
	Jackson Financial Inc. Class A	1,745,374	154,972
	RLI Corp.	2,130,278	153,849
	Blue Owl Capital Inc. Class A	7,644,257	146,846
	First American Financial Corp.	2,388,253	146,615
	Rithm Capital Corp.	12,951,424	146,222
	Lincoln National Corp.	4,172,598	144,372
	Cadence Bank	4,483,146	143,371
	Essent Group Ltd.	2,353,384	142,921
	Hamilton Lane Inc. Class A	952,735	135,403
*,1	Circle Internet Group Inc. Class A	742,219	134,557
	Hanover Insurance Group Inc.	789,531	134,118
	Lazard Inc.	2,755,962	132,231
	Affiliated Managers Group Inc.	659,927	129,854
*	Clearwater Analytics Holdings Inc. Class A	5,907,190	129,545
	Selective Insurance Group Inc.	1,484,466	128,629
	FNB Corp.	8,798,068	128,276
*,1	MARA Holdings Inc.	8,170,210	128,109
*	Upstart Holdings Inc.	1,976,384	127,833
	United Bankshares Inc.	3,469,934	126,410
	FirstCash Holdings Inc.	921,428	124,522
	Bank OZK	2,634,738	123,991
	Home BancShares Inc.	4,345,538	123,674
	Columbia Banking System Inc.	5,138,717	120,143
	Janus Henderson Group plc	3,080,668	119,653
	Glacier Bancorp Inc.	2,775,734	119,579
	Radian Group Inc.	3,283,884	118,285
	Piper Sandler Cos.	412,379	114,617
	Hancock Whitney Corp.	1,988,987	114,168
	Moelis & Co. Class A	1,813,032	112,988
*	Oscar Health Inc. Class A	5,087,856	109,084
7

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Atlantic Union Bankshares Corp.	3,482,678	108,938
	White Mountains Insurance Group Ltd.	59,732	107,262
	First Financial Bankshares Inc.	2,972,830	106,962
	Valley National Bancorp	11,642,251	103,965
	Ameris Bancorp	1,600,407	103,546
*	Axos Financial Inc.	1,309,057	99,541
	Assured Guaranty Ltd.	1,139,934	99,288
	Kemper Corp.	1,485,931	95,902
	BGC Group Inc. Class A	9,256,881	94,698
	Associated Banc-Corp	3,849,659	93,893
*	Riot Platforms Inc.	8,295,232	93,736
	PJT Partners Inc. Class A	567,100	93,577
	ServisFirst Bancshares Inc.	1,201,464	93,125
*	Enstar Group Ltd.	273,333	91,938
	International Bancshares Corp.	1,367,082	90,993
	Virtu Financial Inc. Class A	1,994,136	89,317
*	Texas Capital Bancshares Inc.	1,122,060	89,092
	CNO Financial Group Inc.	2,301,551	88,794
	StepStone Group Inc. Class A	1,594,912	88,518
	United Community Banks Inc.	2,969,322	88,456
	Flagstar Financial Inc.	8,115,871	86,028
*,1	Galaxy Digital Inc. Class A	3,913,184	85,699
	Renasant Corp.	2,322,147	83,435
	First Bancorp	3,948,240	82,242
	Federated Hermes Inc. Class B	1,836,711	81,403
	Fulton Financial Corp.	4,441,717	80,129
*	Genworth Financial Inc. Class A	10,129,158	78,805
	Blackstone Mortgage Trust Inc. Class A	3,984,326	76,698
	First Hawaiian Inc.	3,071,586	76,667
	WSFS Financial Corp.	1,387,397	76,307
*	Brighthouse Financial Inc.	1,402,856	75,432
	Cathay General Bancorp	1,627,226	74,088
	Community Financial System Inc.	1,291,428	73,444
	Artisan Partners Asset Management Inc. Class A	1,634,366	72,451
	Eastern Bankshares Inc.	4,641,891	70,882
*,1	Lemonade Inc.	1,612,317	70,636
	WesBanco Inc.	2,220,690	70,240
*,1	Baldwin Insurance Group Inc. Class A	1,639,581	70,190
	PennyMac Financial Services Inc.	694,252	69,175
	Bank of Hawaii Corp.	971,129	65,580
	Independent Bank Corp.	1,041,480	65,493
	BankUnited Inc.	1,837,089	65,382
	CVB Financial Corp.	3,197,692	63,282
	Bread Financial Holdings Inc.	1,080,127	61,697
	Goosehead Insurance Inc. Class A	581,342	61,337
	Park National Corp.	355,925	59,532
	First Interstate BancSystem Inc. Class A	2,049,536	59,068
	Simmons First National Corp. Class A	3,076,849	58,337
*	Credit Acceptance Corp.	113,460	57,800
	WaFd Inc.	1,957,735	57,322
	Walker & Dunlop Inc.	788,460	55,571
	BancFirst Corp.	446,543	55,202
	Towne Bank	1,601,241	54,730
	First Financial Bancorp	2,221,333	53,890
	BOK Financial Corp.	549,931	53,690
	Provident Financial Services Inc.	3,032,023	53,151
	First Merchants Corp.	1,352,945	51,818
	Cohen & Steers Inc.	684,812	51,601
	Banner Corp.	802,349	51,471
	NBT Bancorp Inc.	1,213,945	50,439
*	SiriusPoint Ltd.	2,420,216	49,348
	Trustmark Corp.	1,329,453	48,472
*	Palomar Holdings Inc.	310,172	47,844
	Pacific Premier Bancorp Inc.	2,251,835	47,491
	OFG Bancorp	1,098,450	47,014
	Mercury General Corp.	676,230	45,537
*	Trupanion Inc.	783,626	43,374
	Horace Mann Educators Corp.	995,824	42,791
[1]	Arbor Realty Trust Inc.	3,958,143	42,352
	Nelnet Inc. Class A	345,123	41,801
8

Small-Cap Index Fund
		Shares	Market Value• ($000)
	City Holding Co.	336,076	41,142
	Northwest Bancshares Inc.	3,120,142	39,875
	First Commonwealth Financial Corp.	2,434,809	39,517
	Victory Capital Holdings Inc. Class A	615,687	39,201
	WisdomTree Inc.	3,231,606	37,196
	S&T Bancorp Inc.	936,157	35,405
	National Bank Holdings Corp. Class A	930,433	34,994
[1]	ARMOUR Residential REIT Inc.	1,996,158	33,555
	Hilltop Holdings Inc.	1,096,906	33,291
	Apollo Commercial Real Estate Finance Inc.	3,392,132	32,836
	Hope Bancorp Inc.	2,971,443	31,884
*	LendingClub Corp.	2,645,059	31,820
	Ladder Capital Corp.	2,814,932	30,261
	Westamerica Bancorp	607,497	29,427
	Virtus Investment Partners Inc.	160,774	29,164
	Cannae Holdings Inc.	1,380,864	28,791
*	ProAssurance Corp.	1,247,347	28,477
	Berkshire Hills Bancorp Inc.	1,131,187	28,325
	Employers Holdings Inc.	587,189	27,704
	Safety Insurance Group Inc.	345,571	27,435
	Two Harbors Investment Corp.	2,540,759	27,364
	PennyMac Mortgage Investment Trust	2,125,269	27,331
	Enact Holdings Inc.	733,059	27,233
	Chimera Investment Corp.	1,878,813	26,059
	Navient Corp.	1,729,394	24,384
	MFA Financial Inc.	2,507,307	23,719
	Brookline Bancorp Inc.	2,067,627	21,813
	Franklin BSP Realty Trust Inc.	2,008,075	21,466
*	Encore Capital Group Inc.	541,761	20,972
	Safehold Inc.	1,313,868	20,444
	Tompkins Financial Corp.	317,305	19,905
	Redwood Trust Inc.	3,251,307	19,215
	UWM Holdings Corp. Class A	4,441,886	18,389
	TFS Financial Corp.	1,371,915	17,766
	Capitol Federal Financial Inc.	2,757,125	16,818
	BrightSpire Capital Inc. Class A	3,186,451	16,092
	F&G Annuities & Life Inc.	493,725	15,789
	P10 Inc. Class A	1,514,903	15,482
*	Triumph Financial Inc.	274,688	15,138
*,1	Slide Insurance Holdings Inc.	631,075	13,669
	GCM Grosvenor Inc. Class A	1,160,091	13,411
	Live Oak Bancshares Inc.	417,781	12,450
*	World Acceptance Corp.	64,820	10,703
*	Columbia Financial Inc.	640,775	9,298
*	Hagerty Inc. Class A	775,484	7,840
*	PRA Group Inc.	460,160	6,787
	KKR Real Estate Finance Trust Inc.	703,970	6,174
	Compass Diversified Holdings	827,052	5,194
*	Chime Financial Inc. Class A	77,080	2,660
	Associated Capital Group Inc. Class A	29,409	1,103
			22,166,436
Health Care (11.0%)
*	Natera Inc.	3,169,839	535,513
*	Insmed Inc.	4,450,747	447,923
*	Tenet Healthcare Corp.	2,269,675	399,463
*	Hologic Inc.	5,445,021	354,798
*	Illumina Inc.	3,674,691	350,602
*	Align Technology Inc.	1,682,625	318,571
*	United Therapeutics Corp.	1,102,233	316,727
*	Neurocrine Biosciences Inc.	2,418,394	303,968
	Encompass Health Corp.	2,467,122	302,543
*	Exelixis Inc.	6,330,528	279,018
	Revvity Inc.	2,880,084	278,562
*	Incyte Corp.	4,020,674	273,808
*	Insulet Corp.	859,758	270,119
*	BioMarin Pharmaceutical Inc.	4,686,765	257,631
*	Solventum Corp.	3,381,854	256,480
	Viatris Inc.	28,687,885	256,183
*	Exact Sciences Corp.	4,609,619	244,955
9

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Universal Health Services Inc. Class B	1,327,644	240,503
*	Moderna Inc.	8,506,253	234,687
*	Penumbra Inc.	898,926	230,691
	Ensign Group Inc.	1,404,958	216,729
*	Avantor Inc.	15,818,428	212,916
*	HealthEquity Inc.	2,011,119	210,685
*,1	Hims & Hers Health Inc.	4,211,698	209,953
*	Blueprint Medicines Corp.	1,578,244	202,299
*	Masimo Corp.	1,192,377	200,582
	Bio-Techne Corp.	3,830,875	197,098
*	Doximity Inc. Class A	3,010,944	184,691
*	Henry Schein Inc.	2,528,269	184,690
*	Charles River Laboratories International Inc.	1,200,199	182,106
*	Bridgebio Pharma Inc.	4,176,120	180,325
*	Medpace Holdings Inc.	561,826	176,335
	Chemed Corp.	357,502	174,078
*	Cooper Cos. Inc.	2,443,277	173,864
*	Elanco Animal Health Inc.	12,136,094	173,303
*	Globus Medical Inc. Class A	2,759,089	162,841
*	Repligen Corp.	1,304,097	162,204
*	Corcept Therapeutics Inc.	2,202,528	161,666
*	Halozyme Therapeutics Inc.	3,010,752	156,619
*,1	Tempus AI Inc. Class A	2,464,146	156,572
*	Jazz Pharmaceuticals plc	1,430,943	151,852
*	Revolution Medicines Inc.	4,094,684	150,643
*	Guardant Health Inc.	2,875,240	149,627
*	Ionis Pharmaceuticals Inc.	3,696,193	146,037
*,1	Madrigal Pharmaceuticals Inc.	461,005	139,519
*	Glaukos Corp.	1,325,877	136,950
*	Merit Medical Systems Inc.	1,444,077	134,992
*	Lantheus Holdings Inc.	1,605,267	131,407
*	DaVita Inc.	922,426	131,400
*	Option Care Health Inc.	4,001,824	129,979
	Teleflex Inc.	1,079,911	127,818
*	TG Therapeutics Inc.	3,491,530	125,660
*	iRhythm Technologies Inc.	780,574	120,177
*	Alkermes plc	4,030,172	115,303
*	Roivant Sciences Ltd.	9,972,275	112,388
*	Bio-Rad Laboratories Inc. Class A	460,061	111,022
	Bruker Corp.	2,592,337	106,804
*	TransMedics Group Inc.	785,480	105,262
*	Integer Holdings Corp.	852,853	104,875
*	Axsome Therapeutics Inc.	962,722	100,499
*	Vaxcyte Inc.	2,995,701	97,390
*	Cytokinetics Inc.	2,919,076	96,446
*	Prestige Consumer Healthcare Inc.	1,207,744	96,438
*	Waystar Holding Corp.	2,325,167	95,030
*	PTC Therapeutics Inc.	1,937,044	94,605
*	RadNet Inc.	1,650,470	93,928
*	Inspire Medical Systems Inc.	720,796	93,538
	Perrigo Co. plc	3,359,844	89,775
*	Haemonetics Corp.	1,174,101	87,600
*	Krystal Biotech Inc.	635,573	87,366
*	Nuvalent Inc. Class A	1,135,612	86,647
*	SpringWorks Therapeutics Inc.	1,752,528	82,351
*	Envista Holdings Corp.	4,142,645	80,947
*	Ultragenyx Pharmaceutical Inc.	2,194,749	79,801
	DENTSPLY SIRONA Inc.	4,869,417	77,326
*	ICU Medical Inc.	571,450	75,517
*	Amedisys Inc.	761,646	74,938
*	PROCEPT BioRobotics Corp.	1,284,438	73,984
*	CorVel Corp.	690,241	70,943
*,1	Viking Therapeutics Inc.	2,606,198	69,064
*	ACADIA Pharmaceuticals Inc.	3,068,025	66,177
*	Crinetics Pharmaceuticals Inc.	2,288,457	65,816
*	Kymera Therapeutics Inc.	1,459,001	63,671
	Organon & Co.	6,348,203	61,451
	Concentra Group Holdings Parent Inc.	2,976,217	61,221
*	Privia Health Group Inc.	2,530,550	58,203
*	BrightSpring Health Services Inc.	2,340,803	55,220
10

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Veracyte Inc.	1,912,544	51,696
*	Twist Bioscience Corp.	1,390,155	51,144
*	Ligand Pharmaceuticals Inc.	447,616	50,885
*	ADMA Biologics Inc.	2,768,598	50,416
*	Warby Parker Inc. Class A	2,296,607	50,365
*	Acadia Healthcare Co. Inc.	2,137,298	48,495
*	QuidelOrtho Corp.	1,651,418	47,594
*	Alignment Healthcare Inc.	3,381,169	47,336
*	Agios Pharmaceuticals Inc.	1,414,053	47,031
*,1	Recursion Pharmaceuticals Inc. Class A	9,271,908	46,916
*	Novocure Ltd.	2,586,363	46,037
*	Arrowhead Pharmaceuticals Inc.	2,866,622	45,293
*	Apellis Pharmaceuticals Inc.	2,608,416	45,152
*	Arcellx Inc.	672,863	44,308
	Premier Inc. Class A	2,010,985	44,101
*	Enovis Corp.	1,394,998	43,747
*	Amicus Therapeutics Inc.	7,519,567	43,087
*	Sotera Health Co.	3,812,495	42,395
*	Progyny Inc.	1,883,817	41,444
*	Supernus Pharmaceuticals Inc.	1,298,740	40,936
	Select Medical Holdings Corp.	2,668,186	40,503
*	Denali Therapeutics Inc.	2,837,857	39,702
*	Avidity Biosciences Inc.	1,397,950	39,702
*	Beam Therapeutics Inc.	2,332,653	39,678
	CONMED Corp.	756,777	39,413
*	Sarepta Therapeutics Inc.	2,277,990	38,954
*	CG oncology Inc.	1,491,695	38,784
*,1	Summit Therapeutics Inc.	1,813,801	38,598
*	Surgery Partners Inc.	1,721,305	38,265
*	Brookdale Senior Living Inc.	5,446,295	37,906
*	Harmony Biosciences Holdings Inc.	1,191,772	37,660
*	AtriCure Inc.	1,148,309	37,630
*	Teladoc Health Inc.	4,285,559	37,327
*	Certara Inc.	2,970,924	34,760
*	Amneal Pharmaceuticals Inc.	4,209,320	34,053
	National HealthCare Corp.	302,309	32,350
*	Omnicell Inc.	1,086,898	31,955
*	Evolent Health Inc. Class A	2,724,051	30,673
*	Tandem Diabetes Care Inc.	1,626,291	30,314
*	Pediatrix Medical Group Inc.	2,098,207	30,109
*	Biohaven Ltd.	2,119,900	29,912
*	10X Genomics Inc. Class A	2,577,691	29,850
*	Innoviva Inc.	1,456,619	29,263
*	Azenta Inc.	950,415	29,254
*	Astrana Health Inc.	1,095,443	27,255
*,1	Immunovant Inc.	1,674,072	26,785
*	Healthcare Services Group Inc.	1,781,041	26,769
*	Kiniksa Pharmaceuticals International plc Class A	930,625	25,750
*	Pacira BioSciences Inc.	1,074,420	25,679
*	Neogen Corp.	5,311,908	25,391
*,1	Intellia Therapeutics Inc.	2,529,937	23,731
*,1	Novavax Inc.	3,758,280	23,677
*	AdaptHealth Corp. Class A	2,472,043	23,311
*	NeoGenomics Inc.	3,143,254	22,977
*	BioCryst Pharmaceuticals Inc.	2,555,425	22,897
*	Adaptive Biotechnologies Corp.	1,762,448	20,532
*	Integra LifeSciences Holdings Corp.	1,613,381	19,796
*	Phreesia Inc.	692,614	19,712
*	agilon health Inc.	7,582,956	17,441
*,1	Hinge Health Inc. Class A	332,347	17,199
	HealthStream Inc.	596,442	16,504
*,1	ImmunityBio Inc.	5,396,939	14,248
*	STAAR Surgical Co.	846,777	14,209
*	Xencor Inc.	1,738,369	13,664
*	Vir Biotechnology Inc.	2,701,101	13,614
*	CareDx Inc.	644,458	12,593
*	LifeStance Health Group Inc.	2,374,506	12,276
*	PACS Group Inc.	947,548	12,242
*	OPKO Health Inc.	8,716,431	11,506
*	Dyne Therapeutics Inc.	1,179,882	11,232
11

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Metsera Inc.	377,488	10,740
*	GoodRx Holdings Inc. Class A	2,082,335	10,370
*	Owens & Minor Inc.	896,544	8,159
	Embecta Corp.	713,775	6,916
*	Avanos Medical Inc.	536,570	6,568
*	Arcus Biosciences Inc.	775,831	6,315
*,1	Iovance Biotherapeutics Inc.	3,670,468	6,313
*	Arvinas Inc.	846,827	6,233
*	Day One Biopharmaceuticals Inc.	928,400	6,035
*	Myriad Genetics Inc.	1,069,481	5,679
*	Fortrea Holdings Inc.	1,115,490	5,510
*	Maravai LifeSciences Holdings Inc. Class A	1,406,722	3,390
*,1	Caris Life Sciences Inc.	38,370	1,025
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
			16,859,144
Industrials (21.9%)
	EMCOR Group Inc.	1,093,639	584,977
	Smurfit WestRock plc	12,755,964	550,420
	Comfort Systems USA Inc.	861,922	462,171
	Curtiss-Wright Corp.	920,879	449,895
	Lennox International Inc.	780,375	447,342
*	Affirm Holdings Inc. Class A	6,197,847	428,519
	Pentair plc	4,019,951	412,688
	Carlisle Cos. Inc.	1,056,801	394,609
*,1	Rocket Lab Corp.	10,711,323	383,144
	Watsco Inc.	852,430	376,450
	AECOM	3,232,222	364,789
	Woodward Inc.	1,453,894	356,335
	Textron Inc.	4,411,352	354,187
	Graco Inc.	4,083,420	351,052
*	XPO Inc.	2,734,739	345,370
	RPM International Inc.	3,137,953	344,673
	IDEX Corp.	1,845,911	324,087
	BWX Technologies Inc.	2,232,381	321,597
	Jack Henry & Associates Inc.	1,779,200	320,558
	Booz Allen Hamilton Holding Corp.	3,034,577	315,990
*	API Group Corp.	6,087,600	310,772
	Allegion plc	2,102,215	302,971
	ITT Inc.	1,923,028	301,588
*	Builders FirstSource Inc.	2,565,420	299,359
*	ATI Inc.	3,447,011	297,615
	nVent Electric plc	4,022,925	294,679
	Crown Holdings Inc.	2,843,772	292,852
	FTAI Aviation Ltd.	2,505,965	288,286
	Owens Corning	2,078,247	285,801
	Lincoln Electric Holdings Inc.	1,364,156	282,817
*	Core & Main Inc. Class A	4,627,884	279,293
*,1	QXO Inc.	12,919,019	278,276
	Nordson Corp.	1,251,623	268,310
	Hubbell Inc. Class B	652,049	266,303
	CH Robinson Worldwide Inc.	2,755,954	264,434
*	MasTec Inc.	1,542,282	262,851
	CNH Industrial NV	19,844,261	257,182
	Stanley Black & Decker Inc.	3,780,691	256,142
	AptarGroup Inc.	1,613,643	252,422
*	AeroVironment Inc.	836,528	238,369
	Regal Rexnord Corp.	1,620,923	234,969
	Tetra Tech Inc.	6,438,885	231,542
	Huntington Ingalls Industries Inc.	958,848	231,523
	Crane Co.	1,194,353	226,796
*	TopBuild Corp.	698,630	226,174
	Acuity Inc.	755,108	225,279
	Advanced Drainage Systems Inc.	1,895,874	217,760
	Applied Industrial Technologies Inc.	930,578	216,313
	WESCO International Inc.	1,132,954	209,823
*	Generac Holdings Inc.	1,443,655	206,746
*	Fluor Corp.	4,023,536	206,287
	Donaldson Co. Inc.	2,920,470	202,535
12

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Paylocity Holding Corp.	1,079,694	195,630
	Allison Transmission Holdings Inc.	2,058,698	195,556
*	Zebra Technologies Corp. Class A	621,306	191,586
	Ball Corp.	3,389,301	190,106
*	Kratos Defense & Security Solutions Inc.	4,066,849	188,905
	Genpact Ltd.	4,273,137	188,061
	A O Smith Corp.	2,840,044	186,222
*	Chart Industries Inc.	1,116,771	183,876
*	SPX Technologies Inc.	1,084,358	181,825
*,1	Aurora Innovation Inc. Class A	34,667,564	181,658
	Oshkosh Corp.	1,572,966	178,595
*	Saia Inc.	650,871	178,332
	Badger Meter Inc.	719,648	176,278
	Toro Co.	2,439,224	172,404
	Armstrong World Industries Inc.	1,060,860	172,326
	Esab Corp.	1,407,237	169,642
*	Middleby Corp.	1,176,116	169,361
	Flowserve Corp.	3,193,969	167,204
	Knight-Swift Transportation Holdings Inc. Class A	3,761,757	166,383
	Masco Corp.	2,576,457	165,821
*	ExlService Holdings Inc.	3,776,216	165,360
	Watts Water Technologies Inc. Class A	670,050	164,759
*	Dycom Industries Inc.	671,442	164,094
*,1	Shift4 Payments Inc. Class A	1,648,572	163,390
*	Sterling Infrastructure Inc.	705,910	162,875
	MKS Inc.	1,638,743	162,826
	Eagle Materials Inc.	799,161	161,518
	Valmont Industries Inc.	490,420	160,156
	AGCO Corp.	1,549,414	159,838
	Simpson Manufacturing Co. Inc.	1,022,059	158,736
*	Axalta Coating Systems Ltd.	5,339,741	158,537
*	Kirby Corp.	1,370,606	155,440
	Graphic Packaging Holding Co.	7,372,956	155,348
	MSA Safety Inc.	912,319	152,841
	JBT Marel Corp.	1,269,708	152,695
	Ryder System Inc.	959,418	152,547
	Fortune Brands Innovations Inc.	2,938,798	151,289
	Federal Signal Corp.	1,415,469	150,634
*	Itron Inc.	1,113,662	146,591
	Air Lease Corp. Class A	2,457,738	143,753
	Zurn Elkay Water Solutions Corp.	3,904,547	142,789
*	Trex Co. Inc.	2,620,424	142,499
	JB Hunt Transport Services Inc.	969,466	139,215
*	Gates Industrial Corp. plc	5,981,791	137,761
	Littelfuse Inc.	603,718	136,881
*	GXO Logistics Inc.	2,796,495	136,189
*	Mohawk Industries Inc.	1,298,305	136,114
*	FTI Consulting Inc.	837,997	135,337
	GATX Corp.	872,033	133,909
	Vontier Corp.	3,612,140	133,288
	Louisiana-Pacific Corp.	1,529,763	131,544
	Cognex Corp.	4,102,530	130,132
	Moog Inc. Class A	691,410	125,124
	AAON Inc.	1,690,087	124,644
*	WEX Inc.	837,011	122,949
*	Construction Partners Inc. Class A	1,153,084	122,550
	ESCO Technologies Inc.	631,297	121,127
*	Modine Manufacturing Co.	1,216,425	119,818
	Landstar System Inc.	854,452	118,786
	CSW Industrials Inc.	410,750	117,815
*	ACI Worldwide Inc.	2,564,718	117,746
	WillScot Holdings Corp.	4,234,455	116,024
*,1	Bloom Energy Corp. Class A	4,823,706	115,383
	Silgan Holdings Inc.	2,091,602	113,323
*	Knife River Corp.	1,384,572	113,036
*,1	Joby Aviation Inc.	10,641,935	112,272
	Belden Inc.	965,557	111,811
	Sealed Air Corp.	3,594,695	111,543
	UL Solutions Inc. Class A	1,523,938	111,034
*	Spirit AeroSystems Holdings Inc. Class A	2,867,641	109,401
13

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sensata Technologies Holding plc	3,575,733	107,665
	Sonoco Products Co.	2,411,149	105,030
*	BILL Holdings Inc.	2,266,349	104,841
	Installed Building Products Inc.	573,824	103,472
	Arcosa Inc.	1,193,099	103,454
*	GMS Inc.	938,804	102,095
*	Euronet Worldwide Inc.	1,004,258	101,812
	Herc Holdings Inc.	771,318	101,575
*	Mirion Technologies Inc. Class A	4,685,789	100,885
	Granite Construction Inc.	1,068,915	99,954
	Enpro Inc.	514,366	98,527
*	Loar Holdings Inc.	1,143,102	98,501
	Primoris Services Corp.	1,253,780	97,720
	Robert Half Inc.	2,372,027	97,372
	Maximus Inc.	1,377,282	96,685
*	Verra Mobility Corp. Class A	3,701,753	93,988
	Exponent Inc.	1,240,288	92,662
	MSC Industrial Direct Co. Inc. Class A	1,089,629	92,640
	Korn Ferry	1,262,353	92,568
	Mueller Water Products Inc. Class A	3,828,777	92,044
	Kadant Inc.	287,739	91,343
*	Amentum Holdings Inc.	3,865,474	91,264
	Leonardo DRS Inc.	1,950,345	90,652
*	CBIZ Inc.	1,262,932	90,565
*	StandardAero Inc.	2,860,183	90,525
	Matson Inc.	797,805	88,836
	Brunswick Corp.	1,605,441	88,685
*	OSI Systems Inc.	389,725	87,634
	Brink's Co.	975,320	87,086
	Franklin Electric Co. Inc.	947,215	85,003
	EnerSys	957,904	82,159
	ADT Inc.	9,552,820	80,912
*	Resideo Technologies Inc.	3,629,931	80,076
	Boise Cascade Co.	919,704	79,849
	HB Fuller Co.	1,324,274	79,655
*	Everus Construction Group Inc.	1,246,561	79,194
	Otter Tail Corp.	1,024,108	78,948
	Griffon Corp.	1,034,560	74,871
*	Remitly Global Inc.	3,984,194	74,783
	Atmus Filtration Technologies Inc.	2,020,460	73,585
	ABM Industries Inc.	1,521,119	71,812
	Terex Corp.	1,522,414	71,082
	McGrath RentCorp	601,541	69,755
*	Hayward Holdings Inc.	5,022,317	69,308
	Brady Corp. Class A	1,016,185	69,070
	UniFirst Corp.	366,720	69,024
	Western Union Co.	8,079,101	68,026
*	Mercury Systems Inc.	1,241,274	66,855
	AZZ Inc.	695,459	65,707
*	IES Holdings Inc.	218,181	64,632
	Crane NXT Co.	1,190,853	64,187
*	RXO Inc.	4,003,412	62,934
*	Ralliant Corp.	1,278,321	61,986
*	Marqeta Inc. Class A	10,092,108	58,837
	Alight Inc. Class A	10,313,057	58,372
*	Archer Aviation Inc. Class A	5,362,924	58,188
	Atkore Inc.	822,395	58,020
*	Huron Consulting Group Inc.	421,149	57,925
*	AAR Corp.	837,575	57,617
	REV Group Inc.	1,199,012	57,061
	EVERTEC Inc.	1,557,627	56,152
*	O-I Glass Inc.	3,778,291	55,692
*,1	PureCycle Technologies Inc.	3,945,859	54,058
	Trinity Industries Inc.	1,993,115	53,834
	Enerpac Tool Group Corp. Class A	1,324,285	53,713
*	CoreCivic Inc.	2,532,321	53,356
	TriNet Group Inc.	709,029	51,858
*,1	Symbotic Inc. Class A	1,332,523	51,769
	Albany International Corp. Class A	737,454	51,718
*	NCR Atleos Corp.	1,794,116	51,186
14

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	ASGN Inc.	1,015,982	50,728
	Insperity Inc.	826,861	49,711
*	Payoneer Global Inc.	7,064,376	48,391
	Hub Group Inc. Class A	1,407,541	47,054
	Standex International Corp.	294,782	46,127
	ManpowerGroup Inc.	1,130,257	45,662
	Pitney Bowes Inc.	3,983,947	43,465
	Kennametal Inc.	1,861,646	42,743
*	AvidXchange Holdings Inc.	4,284,741	41,948
*,1	Enovix Corp.	3,985,085	41,206
*	Upwork Inc.	3,052,520	41,026
	ArcBest Corp.	531,669	40,944
	Greif Inc. Class A	618,916	40,223
	Werner Enterprises Inc.	1,432,434	39,191
	Lindsay Corp.	265,303	38,270
*	Legalzoom.com Inc.	4,203,130	37,450
	Tennant Co.	455,486	35,291
	Hillenbrand Inc.	1,723,809	34,597
*	Hillman Solutions Corp.	4,822,992	34,436
	Greenbrier Cos. Inc.	728,330	33,540
*	Flywire Corp.	2,777,097	32,492
*,1	First Advantage Corp.	1,907,838	31,689
*	BrightView Holdings Inc.	1,745,798	29,068
	Helios Technologies Inc.	814,122	27,167
*	Janus International Group Inc.	3,247,578	26,435
*	Vicor Corp.	572,216	25,956
	TriMas Corp.	893,661	25,568
*,1	Karman Holdings Inc.	492,641	24,814
	Schneider National Inc. Class B	1,013,048	24,465
*	Triumph Group Inc.	949,092	24,439
*	Paymentus Holdings Inc. Class A	730,317	23,918
	Astec Industries Inc.	558,529	23,285
*	Proto Labs Inc.	580,662	23,250
*,1	Centuri Holdings Inc.	974,325	21,864
	Quanex Building Products Corp.	1,153,571	21,802
*	Thermon Group Holdings Inc.	767,766	21,559
*	Gibraltar Industries Inc.	360,151	21,249
	International Seaways Inc.	572,391	20,881
	Apogee Enterprises Inc.	500,545	20,322
	Gorman-Rupp Co.	545,871	20,044
*	Cimpress plc	425,407	19,994
*	AMN Healthcare Services Inc.	935,062	19,328
	Kforce Inc.	432,302	17,781
	Deluxe Corp.	1,092,767	17,386
*	Planet Labs PBC	2,574,590	15,705
	Vestis Corp.	2,735,906	15,677
*,1	Voyager Technologies Inc. Class A	309,901	12,164
	Hyster-Yale Inc.	243,715	9,695
*	American Woodmark Corp.	172,120	9,186
	Heartland Express Inc.	1,055,283	9,118
*,1	Forward Air Corp.	296,669	7,280
*	TaskUS Inc. Class A	275,063	4,610
	Kronos Worldwide Inc.	562,026	3,485
	Greif Inc. Class B	41,434	2,859
			33,547,351
Real Estate (7.2%)
	Kimco Realty Corp.	16,604,102	349,018
	WP Carey Inc.	5,350,493	333,764
	UDR Inc.	8,095,314	330,532
	Regency Centers Corp.	4,435,307	315,927
	Gaming & Leisure Properties Inc.	6,379,117	297,777
	Healthpeak Properties Inc.	16,977,028	297,268
*	Jones Lang LaSalle Inc.	1,160,074	296,724
	Camden Property Trust	2,610,585	294,187
	American Homes 4 Rent Class A	7,675,129	276,842
*	Zillow Group Inc. Class C	3,751,877	262,819
	BXP Inc.	3,868,933	261,037
	Lamar Advertising Co. Class A	2,149,603	260,876
	Host Hotels & Resorts Inc.	16,952,217	260,386
15

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Equity LifeStyle Properties Inc.	4,204,488	259,291
	Omega Healthcare Investors Inc.	7,071,358	259,165
	CubeSmart	5,570,629	236,752
	EastGroup Properties Inc.	1,283,408	214,483
	Rexford Industrial Realty Inc.	5,784,492	205,754
	Federal Realty Investment Trust	2,108,227	200,260
	NNN REIT Inc.	4,593,022	198,327
	Agree Realty Corp.	2,688,254	196,404
	Brixmor Property Group Inc.	7,479,727	194,772
	STAG Industrial Inc.	4,560,180	165,443
	Vornado Realty Trust	4,221,014	161,412
	First Industrial Realty Trust Inc.	3,234,796	155,691
	Essential Properties Realty Trust Inc.	4,825,666	153,987
	Alexandria Real Estate Equities Inc.	2,112,640	153,441
	Ryman Hospitality Properties Inc.	1,453,373	143,404
	CareTrust REIT Inc.	4,682,945	143,298
	American Healthcare REIT Inc.	3,896,391	143,153
	Terreno Realty Corp.	2,524,130	141,528
	Healthcare Realty Trust Inc. Class A	8,592,234	136,273
	Cousins Properties Inc.	4,100,848	123,148
	Kite Realty Group Trust	5,368,402	121,594
*	Zillow Group Inc. Class A	1,723,399	118,036
	Americold Realty Trust Inc.	6,960,259	115,749
	EPR Properties	1,859,335	108,325
	SL Green Realty Corp.	1,736,075	107,463
	Phillips Edison & Co. Inc.	3,065,855	107,397
	Sabra Health Care REIT Inc.	5,816,617	107,258
	Independence Realty Trust Inc.	5,715,193	101,102
	Macerich Co.	6,175,843	99,925
	Kilroy Realty Corp.	2,891,337	99,202
	Millrose Properties Inc.	3,014,632	85,947
	Rayonier Inc.	3,807,095	84,441
	Highwoods Properties Inc.	2,634,912	81,919
	Tanger Inc.	2,627,720	80,356
*	Compass Inc. Class A	12,737,344	79,990
[1]	HA Sustainable Infrastructure Capital Inc.	2,968,470	79,733
*	GEO Group Inc.	3,280,603	78,570
	COPT Defense Properties	2,758,564	76,081
	National Health Investors Inc.	1,084,002	76,010
[1]	Lineage Inc.	1,676,006	72,940
	Broadstone Net Lease Inc.	4,388,358	70,433
	PotlatchDeltic Corp.	1,824,212	69,995
*	Cushman & Wakefield plc	5,650,810	62,554
	Apple Hospitality REIT Inc.	5,229,103	61,024
	Acadia Realty Trust	3,198,736	59,401
	Douglas Emmett Inc.	3,884,670	58,425
	Urban Edge Properties	3,071,174	57,308
	LXP Industrial Trust	6,861,686	56,678
	Outfront Media Inc.	3,468,144	56,600
	National Storage Affiliates Trust	1,680,849	53,770
	Curbline Properties Corp.	2,312,480	52,794
	InvenTrust Properties Corp.	1,894,313	51,904
*	Howard Hughes Holdings Inc.	725,040	48,940
[1]	Medical Properties Trust Inc.	11,003,645	47,426
[1]	Park Hotels & Resorts Inc.	4,392,933	44,940
	DigitalBridge Group Inc.	4,300,643	44,512
	St. Joe Co.	924,070	44,078
	Newmark Group Inc. Class A	3,588,381	43,599
	Sunstone Hotel Investors Inc.	4,864,071	42,220
	Global Net Lease Inc.	5,450,858	41,154
	LTC Properties Inc.	1,121,419	38,812
	DiamondRock Hospitality Co.	5,037,173	38,585
	Innovative Industrial Properties Inc.	683,575	37,747
	Getty Realty Corp.	1,353,550	37,412
	Elme Communities	2,152,529	34,225
	Alexander & Baldwin Inc.	1,776,015	31,666
[1]	JBG SMITH Properties	1,783,557	30,856
	Xenia Hotels & Resorts Inc.	2,408,454	30,274
	Pebblebrook Hotel Trust	2,898,822	28,959
	Apartment Investment & Management Co. Class A	3,288,071	28,442
16

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Paramount Group Inc.	4,560,532	27,819
	Empire State Realty Trust Inc. Class A	3,273,047	26,479
	RLJ Lodging Trust	3,520,287	25,628
	Veris Residential Inc.	1,709,478	25,454
*	Uniti Group Inc.	5,695,270	24,604
	Centerspace	408,750	24,603
	Piedmont Realty Trust Inc.	3,038,578	22,151
	American Assets Trust Inc.	1,119,928	22,119
	Marcus & Millichap Inc.	570,905	17,532
[1]	eXp World Holdings Inc.	1,906,754	17,351
	Kennedy-Wilson Holdings Inc.	2,532,514	17,221
	Brandywine Realty Trust	4,012,977	17,216
	Alexander's Inc.	49,898	11,243
	Saul Centers Inc.	295,724	10,096
*	Forestar Group Inc.	434,178	8,684
	Bridge Investment Group Holdings Inc. Class A	817,650	8,185
	SITE Centers Corp.	608,631	6,884
*,1	Redfin Corp.	445,102	4,981
*,1	Opendoor Technologies Inc.	7,565,244	4,032
*,2	Spirit MTA REIT	529,410	48
			11,032,244
Technology (13.3%)
	Jabil Inc.	2,491,649	543,429
*	Toast Inc. Class A	11,560,598	512,019
*	PTC Inc.	2,931,063	505,139
*	Guidewire Software Inc.	2,049,599	482,578
*	Nutanix Inc. Class A	6,190,229	473,181
*	Pure Storage Inc. Class A	7,594,166	437,272
*	Reddit Inc. Class A	2,845,086	428,385
*	Twilio Inc. Class A	3,357,541	417,544
*	F5 Inc.	1,403,176	412,983
*	Dynatrace Inc.	7,322,399	404,270
*	Docusign Inc.	4,948,142	385,411
*	Coherent Corp.	3,798,327	338,849
*	Credo Technology Group Holding Ltd.	3,526,726	326,540
	Entegris Inc.	3,699,574	298,371
*	Manhattan Associates Inc.	1,483,671	292,981
*	Astera Labs Inc.	3,223,780	291,494
*	Akamai Technologies Inc.	3,572,817	284,968
	Paycom Software Inc.	1,225,516	283,584
	Skyworks Solutions Inc.	3,668,366	273,367
*	Samsara Inc. Class A	6,592,191	262,237
*	Fabrinet	875,546	258,006
*	Rubrik Inc. Class A	2,865,068	256,681
*	CACI International Inc. Class A	537,348	256,154
	TD SYNNEX Corp.	1,845,409	250,422
	Leidos Holdings Inc.	1,572,656	248,102
*	Kyndryl Holdings Inc.	5,686,196	238,593
*	EPAM Systems Inc.	1,315,199	232,553
*	MACOM Technology Solutions Holdings Inc.	1,545,081	221,395
*,1	IonQ Inc.	5,146,398	221,141
*	Maplebear Inc.	4,778,598	216,184
*	Dayforce Inc.	3,711,675	205,590
*	Qorvo Inc.	2,273,183	193,016
*	Commvault Systems Inc.	1,078,306	187,981
*	Procore Technologies Inc.	2,734,140	187,070
	Match Group Inc.	5,993,014	185,124
*	Unity Software Inc.	7,618,597	184,370
*	Elastic NV	2,168,925	182,905
	Teradyne Inc.	1,959,984	176,242
*	Rambus Inc.	2,624,744	168,036
*	Lattice Semiconductor Corp.	3,360,056	164,609
*	Arrow Electronics Inc.	1,267,488	161,516
	Universal Display Corp.	1,045,158	161,435
*	Confluent Inc. Class A	6,295,768	156,953
	KBR Inc.	3,169,363	151,939
*	Sandisk Corp.	3,194,840	144,886
*	Gitlab Inc. Class A	3,206,150	144,629
*	SentinelOne Inc. Class A	7,776,145	142,148
17

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Dropbox Inc. Class A	4,967,765	142,078
*	Q2 Holdings Inc.	1,445,726	135,305
*	Varonis Systems Inc.	2,596,820	131,789
*	Cirrus Logic Inc.	1,259,399	131,299
	Science Applications International Corp.	1,152,740	129,810
*	CCC Intelligent Solutions Holdings Inc.	13,681,931	128,747
*	Qualys Inc.	887,848	126,847
*	SPS Commerce Inc.	928,311	126,334
	Pegasystems Inc.	2,300,539	124,528
	Advanced Energy Industries Inc.	920,589	121,978
*	UiPath Inc. Class A	9,503,308	121,642
*	Sanmina Corp.	1,241,740	121,479
*	Onto Innovation Inc.	1,194,431	120,554
*	Life360 Inc.	1,845,783	120,437
*	Appfolio Inc. Class A	507,148	116,786
*	Box Inc. Class A	3,361,501	114,862
*	Novanta Inc.	879,314	113,370
*	Snap Inc. Class A	12,976,771	112,768
*	Silicon Laboratories Inc.	756,366	111,458
	Dolby Laboratories Inc. Class A	1,495,978	111,091
	Avnet Inc.	2,049,924	108,810
*	Insight Enterprises Inc.	780,320	107,750
*	SiTime Corp.	497,776	106,066
*	Tenable Holdings Inc.	2,986,176	100,873
*	Allegro MicroSystems Inc.	2,937,245	100,424
*	JFrog Ltd.	2,240,309	98,305
*	TTM Technologies Inc.	2,359,830	96,328
	Bentley Systems Inc. Class B	1,783,047	96,231
*	Semtech Corp.	2,116,983	95,561
*	Parsons Corp.	1,305,981	93,730
*	Plexus Corp.	662,106	89,590
*	Freshworks Inc. Class A	5,607,696	83,611
*	Workiva Inc. Class A	1,204,659	82,459
*	Zeta Global Holdings Corp. Class A	5,179,655	80,233
*	Magnite Inc.	3,274,691	78,986
*	BlackLine Inc.	1,370,834	77,617
*	Klaviyo Inc. Class A	2,310,471	77,586
	Power Integrations Inc.	1,375,979	76,917
	Dun & Bradstreet Holdings Inc.	8,182,814	74,382
*	AvePoint Inc.	3,723,284	71,897
*	Intapp Inc.	1,384,160	71,450
*	nCino Inc.	2,550,345	71,333
*	Impinj Inc.	637,266	70,781
	Concentrix Corp.	1,327,114	70,145
*,1	C3.ai Inc. Class A	2,841,119	69,806
*	ZoomInfo Technologies Inc. Class A	6,833,850	69,159
	Progress Software Corp.	1,051,747	67,144
*	Cargurus Inc. Class A	1,965,554	65,787
*	Alarm.com Holdings Inc.	1,155,018	65,339
*	Ambarella Inc.	984,468	65,039
*	FormFactor Inc.	1,882,671	64,783
*	DXC Technology Co.	4,208,831	64,353
	Clear Secure Inc. Class A	2,253,797	62,565
*	Informatica Inc. Class A	2,519,474	61,349
*	Blackbaud Inc.	948,987	60,934
*	IAC Inc.	1,627,518	60,772
*	Synaptics Inc.	894,237	57,964
*	Diodes Inc.	1,077,880	57,009
	Amkor Technology Inc.	2,715,218	56,992
*	Core Scientific Inc.	3,275,765	55,917
*	Vertex Inc. Class A	1,582,138	55,905
*	Axcelis Technologies Inc.	784,624	54,680
*	Braze Inc. Class A	1,906,255	53,566
*	RingCentral Inc. Class A	1,861,612	52,777
*	Yelp Inc. Class A	1,480,929	50,751
*	DoubleVerify Holdings Inc.	3,373,194	50,497
*	LiveRamp Holdings Inc.	1,507,926	49,822
*	Teradata Corp.	2,217,583	49,474
*	Alkami Technology Inc.	1,635,768	49,302
*,1	D-Wave Quantum Inc.	3,347,057	49,001
18

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	SoundHound AI Inc. Class A	4,508,258	48,374
	Vishay Intertechnology Inc.	3,019,328	47,947
*	Onestream Inc. Class A	1,656,861	46,889
*	Five9 Inc.	1,769,141	46,847
*	DigitalOcean Holdings Inc.	1,555,980	44,439
	CSG Systems International Inc.	672,208	43,902
*,1	Trump Media & Technology Group Corp.	2,423,771	43,725
*	NetScout Systems Inc.	1,654,746	41,054
*	IPG Photonics Corp.	571,282	39,218
*	NCR Voyix Corp.	3,195,253	37,480
	Adeia Inc.	2,517,510	35,598
*	Xometry Inc. Class A	1,021,471	34,515
*	Rapid7 Inc.	1,490,094	34,466
*	PagerDuty Inc.	2,138,618	32,678
	Benchmark Electronics Inc.	837,566	32,523
*	Ziff Davis Inc.	1,027,715	31,109
*,1	SailPoint Inc.	1,359,163	31,070
*	Rogers Corp.	452,286	30,973
*	Asana Inc. Class A	2,284,196	30,837
*	Schrodinger Inc.	1,489,237	29,963
*	Appian Corp. Class A	1,000,985	29,889
*	Veeco Instruments Inc.	1,423,801	28,932
*	Verint Systems Inc.	1,470,322	28,921
*	MaxLinear Inc. Class A	1,898,678	26,980
*	Sprout Social Inc. Class A	1,203,970	25,175
*	Amplitude Inc. Class A	1,935,704	24,003
*	Sprinklr Inc. Class A	2,769,122	23,427
*	Olo Inc. Class A	2,590,473	23,055
*	Fastly Inc. Class A	3,182,977	22,472
*	Couchbase Inc.	860,171	20,971
*	ScanSource Inc.	496,741	20,769
*	Yext Inc.	2,434,520	20,693
*,1	ServiceTitan Inc. Class A	184,139	19,736
*	E2open Parent Holdings Inc.	6,060,469	19,575
*,1	Rumble Inc.	2,099,950	18,858
*	Jamf Holding Corp.	1,932,443	18,378
*	PROS Holdings Inc.	1,051,888	16,473
*	Angi Inc. Class A	1,056,287	16,119
*	N-able Inc.	1,847,080	14,961
*	Vimeo Inc.	3,414,805	13,796
*	Ibotta Inc. Class A	370,885	13,574
*	Meridianlink Inc.	754,151	12,240
*	SEMrush Holdings Inc. Class A	1,242,363	11,243
*	NerdWallet Inc. Class A	993,748	10,901
*	Bumble Inc. Class A	1,261,426	8,313
[1]	Xerox Holdings Corp.	1,382,451	7,286
	Shutterstock Inc.	301,430	5,715
*,1	Getty Images Holdings Inc.	3,029,241	5,029
*	Nextdoor Holdings Inc.	2,579,788	4,282
*	MediaAlpha Inc. Class A	341,299	3,737
*,1	Wolfspeed Inc.	1,368,080	546
			20,296,852
Telecommunications (1.7%)
	Juniper Networks Inc.	8,169,293	326,200
*	Ciena Corp.	3,473,415	282,493
*	Liberty Broadband Corp. Class C	2,856,830	281,055
*	Roku Inc.	3,165,290	278,197
*	Frontier Communications Parent Inc.	6,113,943	222,547
*,1	AST SpaceMobile Inc. Class A	4,376,395	204,509
*	Lumentum Holdings Inc.	1,610,643	153,108
[1]	InterDigital Inc.	633,589	142,070
*	Lumen Technologies Inc.	22,563,268	98,827
*	EchoStar Corp. Class A	3,241,132	89,779
*	Calix Inc.	1,426,041	75,851
	Telephone & Data Systems Inc.	2,092,467	74,450
	Iridium Communications Inc.	2,245,961	67,761
*	Viavi Solutions Inc.	5,452,349	54,905
	Cogent Communications Holdings Inc.	1,084,295	52,274
*	Viasat Inc.	3,024,060	44,151
19

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Liberty Broadband Corp. Class A	401,441	39,269
*	Globalstar Inc.	1,236,669	29,124
*	Extreme Networks Inc.	1,544,967	27,732
*	United States Cellular Corp.	317,507	20,311
	Cable One Inc.	109,964	14,934
*,1	Altice USA Inc. Class A	6,231,912	13,336
*	Gogo Inc.	888,421	13,042
	Shenandoah Telecommunications Co.	636,442	8,694
*,2	GCI Liberty Inc.	10,406	—
			2,614,619
Utilities (3.8%)
	NRG Energy Inc.	4,777,315	767,141
	Atmos Energy Corp.	3,881,465	598,173
*	Talen Energy Corp.	1,112,044	323,349
*	Clean Harbors Inc.	1,178,229	272,383
	Pinnacle West Capital Corp.	2,917,291	261,010
	Essential Utilities Inc.	6,850,870	254,441
	NiSource Inc.	5,749,036	231,916
	OGE Energy Corp.	4,919,370	218,322
	Evergy Inc.	2,806,030	193,420
	UGI Corp.	5,239,406	190,819
	National Fuel Gas Co.	2,207,603	187,006
	AES Corp.	17,397,179	183,018
*	Casella Waste Systems Inc. Class A	1,526,593	176,138
	IDACORP Inc.	1,319,653	152,354
	Ormat Technologies Inc.	1,407,447	117,888
	Southwest Gas Holdings Inc.	1,574,484	117,126
*,1	NuScale Power Corp.	2,933,440	116,047
	TXNM Energy Inc.	2,037,712	114,764
	New Jersey Resources Corp.	2,454,076	109,992
	Portland General Electric Co.	2,677,172	108,773
	ONE Gas Inc.	1,465,116	105,283
	Spire Inc.	1,370,588	100,039
	Black Hills Corp.	1,772,444	99,434
	ALLETE Inc.	1,416,494	90,755
	MDU Resources Group Inc.	4,992,941	83,232
*,1	Oklo Inc. Class A	1,425,600	79,819
	MGE Energy Inc.	892,905	78,968
	Northwestern Energy Group Inc.	1,499,449	76,922
	Avista Corp.	1,968,210	74,694
	American States Water Co.	941,013	72,138
	California Water Service Group	1,455,582	66,200
	Clearway Energy Inc. Class C	2,035,369	65,132
*	Hawaiian Electric Industries Inc.	4,212,492	44,779
*,1	Sunrun Inc.	5,301,610	43,367
	Northwest Natural Holding Co.	984,284	39,096
	Clearway Energy Inc. Class A	845,691	25,591
	Excelerate Energy Inc. Class A	547,244	16,045
*,1	Net Power Inc.	379,709	938
			5,856,512
Total Common Stocks (Cost $109,889,337)			152,945,824
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[3,4]	Vanguard Market Liquidity Fund, 4.355% (Cost $2,382,148)	23,836,544	2,383,416
Total Investments (101.5%) (Cost $112,271,485)			155,329,240
Other Assets and Liabilities—Net (-1.5%)			(2,336,906)
Net Assets (100%)			152,992,334
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,209,144.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,335,123 was received for securities on loan.
REIT—Real Estate Investment Trust.
20

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	398	43,615	1,033
E-mini S&P Mid-Cap 400 Index	September 2025	308	96,265	2,063
				3,096

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/30/26	GSI	5,190	(4.337)	152	—
Invesco Ltd.	8/31/26	BANA	3,887	(4.984)	204	—
Paycom Software Inc.	8/29/25	BANA	5,700	(5.187)	—	(624)
Paycom Software Inc.	8/29/25	BANA	3,627	(5.187)	—	(397)
Paycom Software Inc.	8/29/25	BANA	2,509	(4.984)	—	(200)
					356	(1,221)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Small-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $109,889,337)	152,945,824
Affiliated Issuers (Cost $2,382,148)	2,383,416
Total Investments in Securities	155,329,240
Investment in Vanguard	3,857
Cash	94,237
Cash Collateral Pledged—Futures Contracts	10,039
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,200
Receivables for Investment Securities Sold	219,554
Receivables for Accrued Income	150,744
Receivables for Capital Shares Issued	37,810
Variation Margin Receivable—Futures Contracts	33
Unrealized Appreciation—Over-the-Counter Swap Contracts	356
Total Assets	155,847,070
Liabilities
Payables for Investment Securities Purchased	124,167
Collateral for Securities on Loan	2,335,123
Payables for Capital Shares Redeemed	155,359
Payables for Distributions	235,936
Payables to Vanguard	2,930
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,221
Total Liabilities	2,854,736
Net Assets	152,992,334
1 Includes $2,209,144 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	127,866,189
Total Distributable Earnings (Loss)	25,126,145
Net Assets	152,992,334

Investor Shares—Net Assets
Applicable to 2,616,998 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	297,288
Net Asset Value Per Share—Investor Shares	$113.60

ETF Shares—Net Assets
Applicable to 267,021,565 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,304,259
Net Asset Value Per Share—ETF Shares	$237.08

Admiral™ Shares—Net Assets
Applicable to 484,122,623 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,997,439
Net Asset Value Per Share—Admiral Shares	$113.60

Institutional Shares—Net Assets
Applicable to 190,810,677 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,675,704
Net Asset Value Per Share—Institutional Shares	$113.60

Institutional Plus Shares—Net Assets
Applicable to 38,787,074 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,717,644
Net Asset Value Per Share—Institutional Plus Shares	$327.88
See accompanying Notes, which are an integral part of the Financial Statements.
23

Small-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	985,646
Interest[2]	6,479
Securities Lending—Net	18,796
Total Income	1,010,921
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,432
Management and Administrative—Investor Shares	248
Management and Administrative—ETF Shares	11,600
Management and Administrative—Admiral Shares	10,980
Management and Administrative—Institutional Shares	3,455
Management and Administrative—Institutional Plus Shares	1,409
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	1,414
Marketing and Distribution—Admiral Shares	1,284
Marketing and Distribution—Institutional Shares	309
Marketing and Distribution—Institutional Plus Shares	178
Custodian Fees	385
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	1,344
Shareholders’ Reports and Proxy Fees—Admiral Shares	496
Shareholders’ Reports and Proxy Fees—Institutional Shares	243
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	69
Trustees’ Fees and Expenses	41
Other Expenses	21
Total Expenses	34,915
Net Investment Income	976,006
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	717,593
Futures Contracts	(46,862)
Swap Contracts	(6)
Realized Net Gain (Loss)	670,725
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,617,983)
Futures Contracts	18,433
Swap Contracts	(381)
Change in Unrealized Appreciation (Depreciation)	(2,599,931)
Net Increase (Decrease) in Net Assets Resulting from Operations	(953,200)
1	Dividends are net of foreign withholding taxes of $410.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,694, ($13), and ($140), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,486,245 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	976,006	2,065,745
Realized Net Gain (Loss)	670,725	4,638,788
Change in Unrealized Appreciation (Depreciation)	(2,599,931)	12,301,582
Net Increase (Decrease) in Net Assets Resulting from Operations	(953,200)	19,006,115
Distributions
Investor Shares	(2,012)	(4,264)
ETF Shares	(455,037)	(794,319)
Admiral Shares	(396,164)	(746,201)
Institutional Shares	(158,156)	(302,184)
Institutional Plus Shares	(90,992)	(155,347)
Total Distributions	(1,102,361)	(2,002,315)
Capital Share Transactions
Investor Shares	(32,602)	(80,890)
ETF Shares	878,336	6,228,828
Admiral Shares	(1,025,931)	(1,536,897)
Institutional Shares	(559,290)	(637,853)
Institutional Plus Shares	554,324	472,580
Net Increase (Decrease) from Capital Share Transactions	(185,163)	4,445,768
Total Increase (Decrease)	(2,240,724)	21,449,568
Net Assets
Beginning of Period	155,233,058	133,783,490
End of Period	152,992,334	155,233,058
See accompanying Notes, which are an integral part of the Financial Statements.
25

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$115.15	$102.18	$87.93	$108.35	$93.20	$79.35
Investment Operations
Net Investment Income[1]	.653	1.404	1.412	1.256	1.230	.928
Net Realized and Unrealized Gain (Loss) on Investments	(1.457)	12.933	14.314	(20.439)	15.130	13.897
Total from Investment Operations	(.804)	14.337	15.726	(19.183)	16.360	14.825
Distributions
Dividends from Net Investment Income	(.746)	(1.367)	(1.476)	(1.237)	(1.210)	(.975)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.746)	(1.367)	(1.476)	(1.237)	(1.210)	(.975)
Net Asset Value, End of Period	$113.60	$115.15	$102.18	$87.93	$108.35	$93.20
Total Return[2]	-0.68%	14.10%	18.05%	-17.71%	17.59%	18.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$297	$335	$375	$424	$619	$709
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.29%	1.52%	1.34%	1.17%	1.26%
Portfolio Turnover Rate[4]	8%	13%	12%	14%	17%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$240.32	$213.26	$183.52	$226.15	$194.54	$165.64
Investment Operations
Net Investment Income[1]	1.511	3.248	3.218	2.891	2.769	2.262
Net Realized and Unrealized Gain (Loss) on Investments	(3.044)	26.944	29.839	(42.700)	31.637	28.863
Total from Investment Operations	(1.533)	30.192	33.057	(39.809)	34.406	31.125
Distributions
Dividends from Net Investment Income	(1.707)	(3.132)	(3.317)	(2.821)	(2.796)	(2.225)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.707)	(3.132)	(3.317)	(2.821)	(2.796)	(2.225)
Net Asset Value, End of Period	$237.08	$240.32	$213.26	$183.52	$226.15	$194.54
Total Return	-0.62%	14.23%	18.21%	-17.60%	17.72%	19.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63,304	$63,271	$50,492	$40,593	$50,187	$37,492
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.43%	1.66%	1.49%	1.25%	1.47%
Portfolio Turnover Rate[3]	8%	13%	12%	14%	17%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$115.16	$102.19	$87.94	$108.37	$93.22	$79.37
Investment Operations
Net Investment Income[1]	.722	1.546	1.534	1.383	1.358	1.029
Net Realized and Unrealized Gain (Loss) on Investments	(1.464)	12.924	14.305	(20.461)	15.131	13.887
Total from Investment Operations	(.742)	14.470	15.839	(19.078)	16.489	14.916
Distributions
Dividends from Net Investment Income	(.818)	(1.500)	(1.589)	(1.352)	(1.339)	(1.066)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.818)	(1.500)	(1.589)	(1.352)	(1.339)	(1.066)
Net Asset Value, End of Period	$113.60	$115.16	$102.19	$87.94	$108.37	$93.22
Total Return[2]	-0.62%	14.23%	18.20%	-17.61%	17.73%	19.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,997	$56,796	$51,854	$44,944	$55,266	$47,313
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.42%	1.65%	1.48%	1.29%	1.40%
Portfolio Turnover Rate[4]	8%	13%	12%	14%	17%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$115.15	$102.19	$87.93	$108.36	$93.22	$79.37
Investment Operations
Net Investment Income[1]	.725	1.558	1.544	1.392	1.367	1.034
Net Realized and Unrealized Gain (Loss) on Investments	(1.452)	12.913	14.314	(20.461)	15.123	13.889
Total from Investment Operations	(.727)	14.471	15.858	(19.069)	16.490	14.923
Distributions
Dividends from Net Investment Income	(.823)	(1.511)	(1.598)	(1.361)	(1.350)	(1.073)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.823)	(1.511)	(1.598)	(1.361)	(1.350)	(1.073)
Net Asset Value, End of Period	$113.60	$115.15	$102.19	$87.93	$108.36	$93.22
Total Return	-0.61%	14.23%	18.22%	-17.60%	17.73%	19.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,676	$22,516	$20,490	$17,363	$21,841	$18,957
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.43%	1.66%	1.49%	1.29%	1.41%
Portfolio Turnover Rate[3]	8%	13%	12%	14%	17%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$332.37	$294.95	$253.81	$312.78	$269.07	$229.09
Investment Operations
Net Investment Income[1]	2.123	4.536	4.479	3.998	4.029	2.988
Net Realized and Unrealized Gain (Loss) on Investments	(4.220)	37.277	41.301	(59.013)	43.607	40.111
Total from Investment Operations	(2.097)	41.813	45.780	(55.015)	47.636	43.099
Distributions
Dividends from Net Investment Income	(2.393)	(4.393)	(4.640)	(3.955)	(3.926)	(3.119)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.393)	(4.393)	(4.640)	(3.955)	(3.926)	(3.119)
Net Asset Value, End of Period	$327.88	$332.37	$294.95	$253.81	$312.78	$269.07
Total Return	-0.61%	14.25%	18.22%	-17.60%	17.75%	19.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,718	$12,316	$10,573	$9,146	$12,638	$10,172
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%[2]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.44%	1.67%	1.48%	1.32%	1.41%
Portfolio Turnover Rate[3]	8%	13%	12%	14%	17%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
31

Small-Cap Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $3,857,000, representing less than 0.01% of the fund’s net assets and 1.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
32

Small-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	152,945,776	—	48	152,945,824
Temporary Cash Investments	2,383,416	—	—	2,383,416
Total	155,329,192	—	48	155,329,240

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,096	—	—	3,096
Swap Contracts	—	356	—	356
Total	3,096	356	—	3,452
Liabilities
Swap Contracts	—	(1,221)	—	(1,221)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	112,444,070
Gross Unrealized Appreciation	55,799,577
Gross Unrealized Depreciation	(12,912,176)
Net Unrealized Appreciation (Depreciation)	42,887,401
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $18,360,512,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $11,970,173,000 of investment securities and sold $11,978,529,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,928,801,000 and $5,802,181,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $4,734,646,000 and sales were $738,024,000, resulting in net realized loss of $247,255,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,003	100	34,064	311
Issued in Lieu of Cash Distributions	2,012	18	4,264	39
Redeemed	(45,617)	(411)	(119,218)	(1,114)
Net Increase (Decrease)—Investor Shares	(32,602)	(293)	(80,890)	(764)
ETF Shares
Issued	6,651,369	28,943	18,953,830	81,722
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,773,033)	(25,200)	(12,725,002)	(55,200)
Net Increase (Decrease)—ETF Shares	878,336	3,743	6,228,828	26,522
33

Small-Cap Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	3,194,370	29,128	6,156,377	56,563
Issued in Lieu of Cash Distributions	351,744	3,178	664,139	6,024
Redeemed	(4,572,045)	(41,387)	(8,357,413)	(76,804)
Net Increase (Decrease)—Admiral Shares	(1,025,931)	(9,081)	(1,536,897)	(14,217)
Institutional Shares
Issued	1,849,856	16,776	3,406,480	31,434
Issued in Lieu of Cash Distributions	149,412	1,350	285,862	2,594
Redeemed	(2,558,558)	(22,843)	(4,330,195)	(39,011)
Net Increase (Decrease)—Institutional Shares	(559,290)	(4,717)	(637,853)	(4,983)
Institutional Plus Shares
Issued	1,221,187	3,827	1,760,070	5,384
Issued in Lieu of Cash Distributions	90,903	284	155,185	487
Redeemed	(757,766)	(2,378)	(1,442,675)	(4,664)
Net Increase (Decrease)—Institutional Plus Shares	554,324	1,733	472,580	1,207
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
34

Small-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.2%)
Basic Materials (2.1%)
	Carpenter Technology Corp.	647,727	179,019
*	RBC Bearings Inc.	431,155	165,908
	Royal Gold Inc.	901,530	160,328
	NewMarket Corp.	109,850	75,891
	Balchem Corp.	446,711	71,116
	Hexcel Corp.	1,102,827	62,299
*,1	MP Materials Corp.	1,792,104	59,623
*	Century Aluminum Co.	708,136	12,761
			786,945
Consumer Discretionary (15.7%)
*	Liberty Media Corp.-Liberty Formula One Class C	2,896,877	302,724
*	DraftKings Inc. Class A	6,460,206	277,078
	RB Global Inc.	2,536,519	269,353
*	Deckers Outdoor Corp.	2,047,845	211,071
*	Duolingo Inc. Class A	510,983	209,513
	Texas Roadhouse Inc. Class A	908,757	170,310
	TKO Group Holdings Inc. Class A	896,096	163,045
*	Rivian Automotive Inc. Class A	11,708,324	160,872
	Somnigroup International Inc.	2,335,069	158,901
	Pool Corp.	489,528	142,688
	Wingstop Inc.	382,316	128,741
*	Planet Fitness Inc. Class A	1,148,534	125,248
*	Norwegian Cruise Line Holdings Ltd.	6,121,854	124,151
*	Chewy Inc. Class A	2,706,028	115,331
*	Cava Group Inc.	1,347,479	113,498
*	Dutch Bros Inc. Class A	1,651,702	112,927
*	Skechers USA Inc. Class A	1,785,718	112,679
*	Floor & Decor Holdings Inc. Class A	1,475,316	112,065
*	Light & Wonder Inc.	1,156,124	111,288
*	Ollie's Bargain Outlet Holdings Inc.	841,961	110,954
*	Brinker International Inc.	578,375	104,298
	Wynn Resorts Ltd.	1,074,450	100,644
*	Five Below Inc.	754,531	98,979
*	Bright Horizons Family Solutions Inc.	784,710	96,982
*	elf Beauty Inc.	733,399	91,264
	Churchill Downs Inc.	890,544	89,945
	Wyndham Hotels & Resorts Inc.	1,054,261	85,617
*	Stride Inc.	566,299	82,221
	Vail Resorts Inc.	511,669	80,399
	Hyatt Hotels Corp. Class A	546,070	76,259
*	SiteOne Landscape Supply Inc.	614,536	74,322
*	Crocs Inc.	730,303	73,965
*	Shake Shack Inc. Class A	523,579	73,615
*	Grand Canyon Education Inc.	388,510	73,428
*	Wayfair Inc. Class A	1,350,144	69,046
	Gentex Corp.	3,085,165	67,843
*	Etsy Inc.	1,344,071	67,419
*	Boot Barn Holdings Inc.	419,340	63,740
*	Frontdoor Inc.	1,008,052	59,415
*	Life Time Group Holdings Inc.	1,803,810	54,710
*	Madison Square Garden Sports Corp.	240,279	50,206
*	Champion Homes Inc.	784,774	49,135
[1]	Cinemark Holdings Inc.	1,509,690	45,562
[1]	Choice Hotels International Inc.	349,180	44,304
*	Dorman Products Inc.	355,095	43,559
*	RH	205,554	38,852
*	Six Flags Entertainment Corp.	1,247,580	37,964
*	Hilton Grand Vacations Inc.	878,956	36,503
*	Peloton Interactive Inc. Class A	5,244,344	36,396
35

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	ACV Auctions Inc. Class A	2,229,399	36,161
*,1	QuantumScape Corp. Class A	5,305,048	35,650
*,1	Lucid Group Inc. Class A	16,594,683	35,015
	Interparfums Inc.	242,058	31,785
*	Liberty Media Corp.-Liberty Formula One Class A	304,674	28,932
	Warner Music Group Corp. Class A	951,140	25,909
*	Cavco Industries Inc.	54,976	23,883
*	Madison Square Garden Entertainment Corp. Class A	529,054	21,146
*	TripAdvisor Inc.	1,539,831	20,095
*	Sweetgreen Inc. Class A	1,308,481	19,470
*	AMC Entertainment Holdings Inc. Class A	5,951,264	18,449
	Red Rock Resorts Inc. Class A	350,918	18,258
*	YETI Holdings Inc.	569,552	17,952
*	United Parks & Resorts Inc.	377,750	17,811
*	Rush Street Interactive Inc.	1,182,788	17,624
*	Sonos Inc.	1,568,792	16,959
*	Sabre Corp.	5,068,682	16,017
*	Driven Brands Holdings Inc.	782,070	13,733
*	Coursera Inc.	1,557,666	13,645
*	Dave & Buster's Entertainment Inc.	382,148	11,495
*	Gentherm Inc.	405,089	11,460
*	Integral Ad Science Holding Corp.	1,367,702	11,366
*	Revolve Group Inc. Class A	557,879	11,185
*	Global Business Travel Group I	1,627,283	10,252
*	Allegiant Travel Co.	186,232	10,233
*	Dream Finders Homes Inc. Class A	397,066	9,978
*	Portillo's Inc. Class A	843,864	9,848
*	Lionsgate Studios Corp.	1,678,692	9,753
*	Udemy Inc.	1,314,931	9,244
*	JetBlue Airways Corp.	1,970,751	8,336
*	Mister Car Wash Inc.	1,325,424	7,966
*	Fox Factory Holding Corp.	255,846	6,637
*	Figs Inc. Class A	1,155,152	6,515
*	BJ's Restaurants Inc.	142,886	6,373
*	Corsair Gaming Inc.	647,750	6,108
*	Arhaus Inc. Class A	695,381	6,029
*	KinderCare Learning Cos. Inc.	401,097	4,051
*	Frontier Group Holdings Inc.	1,084,624	3,937
[1]	Lucky Strike Entertainment Corp.	166,824	1,523
			5,789,812
Consumer Staples (3.8%)
	Casey's General Stores Inc.	508,641	259,544
*	Sprouts Farmers Market Inc.	1,340,797	220,749
*	Celsius Holdings Inc.	2,472,897	114,718
*	BellRing Brands Inc.	1,739,788	100,786
	Lamb Weston Holdings Inc.	1,934,412	100,299
	Primo Brands Corp. Class A	3,324,674	98,477
*	Darling Ingredients Inc.	2,039,099	77,364
	Coca-Cola Consolidated Inc.	687,186	76,724
	Cal-Maine Foods Inc.	565,033	56,294
	Lancaster Colony Corp.	264,654	45,724
*	Freshpet Inc.	668,908	45,459
	WD-40 Co.	185,658	42,347
*	Simply Good Foods Co.	1,247,866	39,420
*	Post Holdings Inc.	344,264	37,535
	J & J Snack Foods Corp.	214,113	24,283
*	Boston Beer Co. Inc. Class A	112,347	21,437
*	National Beverage Corp.	318,367	13,766
	Tootsie Roll Industries Inc.	255,882	8,559
	Utz Brands Inc.	481,125	6,038
			1,389,523
Energy (5.3%)
	EQT Corp.	4,101,197	239,182
	TechnipFMC plc	5,742,909	197,786
	Expand Energy Corp.	1,548,838	181,121
	Texas Pacific Land Corp.	125,975	133,079
*	First Solar Inc.	698,215	115,582
*	NEXTracker Inc. Class A	1,870,905	101,721
*	Antero Resources Corp.	2,021,783	81,437
36

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Matador Resources Co.	1,545,515	73,752
	Viper Energy Inc. Class A	1,796,543	68,502
*	Enphase Energy Inc.	1,690,643	67,034
	ChampionX Corp.	2,626,394	65,240
	Permian Resources Corp.	4,327,391	58,939
	Magnolia Oil & Gas Corp. Class A	2,436,804	54,779
	Core Natural Resources Inc.	686,081	47,847
	Noble Corp. plc	1,743,922	46,301
	Cactus Inc. Class A	938,469	41,030
	Northern Oil & Gas Inc.	1,287,111	36,490
	Civitas Resources Inc.	1,252,846	34,478
*	Valaris Ltd.	769,082	32,386
*	Oceaneering International Inc.	1,378,018	28,553
*	Transocean Ltd.	10,924,041	28,293
*	Tidewater Inc.	605,701	27,941
*	Comstock Resources Inc.	1,003,133	27,757
	Kinetik Holdings Inc. Class A	584,615	25,752
*,1	Plug Power Inc.	14,822,389	22,085
	Sitio Royalties Corp. Class A	1,011,566	18,593
*	Alpha Metallurgical Resources Inc.	143,777	16,172
[1]	Atlas Energy Solutions Inc.	924,917	12,366
*	Innovex International Inc.	621,363	9,706
	Helmerich & Payne Inc.	620,392	9,405
*,1	New Fortress Energy Inc. Class A	2,423,302	8,045
	RPC Inc.	1,389,802	6,574
*	EVgo Inc. Class A	1,733,355	6,327
*	Helix Energy Solutions Group Inc.	1,008,215	6,291
*	Expro Group Holdings NV	707,414	6,077
*,1	Fluence Energy Inc.	888,932	5,965
	Flowco Holdings Inc. Class A	239,462	4,265
[1]	HighPeak Energy Inc.	342,977	3,361
*	Ameresco Inc. Class A	106,105	1,612
			1,951,826
Financials (5.7%)
*	SoFi Technologies Inc.	14,393,167	262,100
	Kinsale Capital Group Inc.	303,440	146,835
	Houlihan Lokey Inc. Class A	736,780	132,584
	Erie Indemnity Co. Class A	348,110	120,721
	MarketAxess Holdings Inc.	488,372	109,073
	Morningstar Inc.	347,205	108,998
	Ryan Specialty Holdings Inc. Class A	1,474,219	100,232
	Blue Owl Capital Inc. Class A	4,288,116	82,375
	Hamilton Lane Inc. Class A	534,859	76,014
*	Clearwater Analytics Holdings Inc. Class A	3,314,633	72,690
*	Upstart Holdings Inc.	1,096,558	70,925
*,1	MARA Holdings Inc.	4,083,225	64,025
	Moelis & Co. Class A	1,017,476	63,409
*	Oscar Health Inc. Class A	2,853,430	61,178
	Pinnacle Financial Partners Inc.	530,712	58,596
*	Riot Platforms Inc.	4,653,707	52,587
	PJT Partners Inc. Class A	317,886	52,454
*,1	Galaxy Digital Inc. Class A	2,194,956	48,069
	RLI Corp.	596,329	43,067
*	Lemonade Inc.	903,802	39,596
*,1	Baldwin Insurance Group Inc. Class A	920,311	39,398
*,1	Circle Internet Group Inc. Class A	208,151	37,736
	Goosehead Insurance Inc. Class A	325,891	34,385
*	Credit Acceptance Corp.	63,844	32,524
	Cohen & Steers Inc.	384,568	28,977
*	Palomar Holdings Inc.	173,975	26,836
	ServisFirst Bancshares Inc.	335,985	26,042
	StepStone Group Inc. Class A	447,997	24,864
*	Trupanion Inc.	439,912	24,349
	UWM Holdings Corp. Class A	2,508,965	10,387
	TFS Financial Corp.	764,437	9,899
	P10 Inc. Class A	843,402	8,620
*	Triumph Financial Inc.	156,264	8,612
	Live Oak Bancshares Inc.	238,798	7,116
*	Hagerty Inc. Class A	429,600	4,343
37

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*,1	Slide Insurance Holdings Inc.	175,186	3,794
*	Columbia Financial Inc.	175,816	2,551
*	Chime Financial Inc. Class A	19,699	680
			2,096,641
Health Care (15.4%)
*	Natera Inc.	1,777,286	300,255
*	Insmed Inc.	2,495,821	251,179
*	Neurocrine Biosciences Inc.	1,356,132	170,452
*	Exelixis Inc.	3,549,040	156,424
*	Incyte Corp.	2,254,611	153,539
*	Insulet Corp.	482,031	151,445
*	BioMarin Pharmaceutical Inc.	2,628,301	144,478
*	Exact Sciences Corp.	2,585,011	137,367
*	Penumbra Inc.	504,070	129,359
	Ensign Group Inc.	787,691	121,509
*	HealthEquity Inc.	1,127,510	118,118
*,1	Hims & Hers Health Inc.	2,361,661	117,729
*	Blueprint Medicines Corp.	885,232	113,469
*	Masimo Corp.	668,556	112,464
	Bio-Techne Corp.	2,149,693	110,602
*	Doximity Inc. Class A	1,687,899	103,536
*	Bridgebio Pharma Inc.	2,342,036	101,129
*	Medpace Holdings Inc.	315,087	98,893
	Chemed Corp.	200,447	97,604
*	Globus Medical Inc. Class A	1,547,598	91,339
*	Repligen Corp.	731,416	90,974
*	Corcept Therapeutics Inc.	1,234,921	90,643
*	Halozyme Therapeutics Inc.	1,688,622	87,842
*,1	Tempus AI Inc. Class A	1,381,847	87,803
*	Revolution Medicines Inc.	2,298,644	84,567
*	Guardant Health Inc.	1,612,939	83,937
*	Ionis Pharmaceuticals Inc.	2,073,668	81,931
*	Glaukos Corp.	744,167	76,865
*	Merit Medical Systems Inc.	809,362	75,659
*	Lantheus Holdings Inc.	900,808	73,740
*	Option Care Health Inc.	2,244,332	72,896
*	TG Therapeutics Inc.	1,958,027	70,469
*	iRhythm Technologies Inc.	437,370	67,337
*	Alkermes plc	2,259,229	64,637
*	Roivant Sciences Ltd.	5,593,890	63,043
	Bruker Corp.	1,454,882	59,941
*	TransMedics Group Inc.	440,548	59,038
*	Axsome Therapeutics Inc.	539,911	56,361
*	Cytokinetics Inc.	1,638,171	54,125
*	Vaxcyte Inc.	1,661,159	54,004
*	Waystar Holding Corp.	1,302,463	53,232
*	PTC Therapeutics Inc.	1,085,987	53,040
*	RadNet Inc.	925,490	52,670
*	Inspire Medical Systems Inc.	404,343	52,472
*	Haemonetics Corp.	658,329	49,118
*	Krystal Biotech Inc.	356,698	49,032
*	SpringWorks Therapeutics Inc.	969,729	45,568
*	Ultragenyx Pharmaceutical Inc.	1,232,867	44,827
*	PROCEPT BioRobotics Corp.	720,752	41,515
*	CorVel Corp.	386,611	39,736
*,1	Viking Therapeutics Inc.	1,444,481	38,279
*	ACADIA Pharmaceuticals Inc.	1,720,322	37,107
*	Crinetics Pharmaceuticals Inc.	1,286,150	36,990
*	Kymera Therapeutics Inc.	818,505	35,720
*	Privia Health Group Inc.	1,419,985	32,660
*	Veracyte Inc.	1,074,192	29,035
*	Twist Bioscience Corp.	774,133	28,480
*	ADMA Biologics Inc.	1,554,511	28,308
*	Warby Parker Inc. Class A	1,289,318	28,275
*	Alignment Healthcare Inc.	1,898,479	26,579
*	Agios Pharmaceuticals Inc.	794,724	26,433
*,1	Recursion Pharmaceuticals Inc. Class A	5,211,309	26,369
*	Novocure Ltd.	1,440,485	25,641
*	Arrowhead Pharmaceuticals Inc.	1,611,551	25,463
38

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Apellis Pharmaceuticals Inc.	1,466,713	25,389
*	Arcellx Inc.	378,254	24,908
*	Amicus Therapeutics Inc.	4,226,679	24,219
*	Sotera Health Co.	2,137,277	23,767
*	Progyny Inc.	1,058,180	23,280
*	Beam Therapeutics Inc.	1,312,722	22,329
*	Denali Therapeutics Inc.	1,580,653	22,113
*	Sarepta Therapeutics Inc.	1,281,778	21,918
*	Brookdale Senior Living Inc.	3,055,518	21,266
*	Harmony Biosciences Holdings Inc.	669,446	21,154
*	AtriCure Inc.	645,346	21,148
*	Teladoc Health Inc.	2,407,611	20,970
*	Certara Inc.	1,670,926	19,550
*	Evolent Health Inc. Class A	1,533,290	17,265
*	Tandem Diabetes Care Inc.	915,640	17,068
*	10X Genomics Inc. Class A	1,451,013	16,803
*	Astrana Health Inc.	617,432	15,362
*	Kiniksa Pharmaceuticals International plc Class A	524,730	14,519
*	Intellia Therapeutics Inc.	1,408,740	13,214
*	BioCryst Pharmaceuticals Inc.	1,442,523	12,925
*	NeoGenomics Inc.	1,750,408	12,795
*	Adaptive Biotechnologies Corp.	996,454	11,609
*	Phreesia Inc.	387,470	11,027
	CONMED Corp.	210,793	10,978
*	agilon health Inc.	4,222,657	9,712
	HealthStream Inc.	332,055	9,188
*,1	ImmunityBio Inc.	3,000,840	7,922
*	STAAR Surgical Co.	471,893	7,918
*	Xencor Inc.	990,508	7,785
*	Vir Biotechnology Inc.	1,504,058	7,580
*	CareDx Inc.	361,867	7,071
*	Neogen Corp.	1,478,767	7,069
*	LifeStance Health Group Inc.	1,320,954	6,829
*	PACS Group Inc.	527,689	6,818
*,1	Novavax Inc.	1,048,221	6,604
*	AdaptHealth Corp. Class A	688,345	6,491
*,1	Hinge Health Inc. Class A	91,986	4,760
*	Arcus Biosciences Inc.	432,008	3,517
*	Arvinas Inc.	472,184	3,475
*	OPKO Health Inc.	2,426,765	3,203
*,1	Metsera Inc.	105,066	2,989
*	GoodRx Holdings Inc. Class A	580,608	2,891
*	Maravai LifeSciences Holdings Inc. Class A	784,925	1,892
*,1	Caris Life Sciences Inc.	9,796	262
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
			5,702,803
Industrials (22.1%)
	Comfort Systems USA Inc.	483,240	259,118
	Curtiss-Wright Corp.	516,246	252,212
	Lennox International Inc.	437,604	250,852
*	Affirm Holdings Inc. Class A	3,475,412	240,290
*,1	Rocket Lab Corp.	6,006,119	214,839
	Watsco Inc.	478,037	211,111
	Woodward Inc.	815,156	199,787
	Graco Inc.	2,288,341	196,729
	BWX Technologies Inc.	1,251,762	180,329
	Jack Henry & Associates Inc.	997,684	179,753
*	ATI Inc.	1,932,876	166,885
	FTAI Aviation Ltd.	1,405,155	161,649
	Lincoln Electric Holdings Inc.	764,861	158,571
*	Core & Main Inc. Class A	2,594,830	156,598
*,1	QXO Inc.	7,244,520	156,047
	Nordson Corp.	701,989	150,485
*	MasTec Inc.	864,447	147,328
*	AeroVironment Inc.	469,106	133,672
*	TopBuild Corp.	391,781	126,835
	Advanced Drainage Systems Inc.	1,063,767	122,184
*	Generac Holdings Inc.	809,976	115,997
39

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Paylocity Holding Corp.	605,325	109,679
*	AZEK Co. Inc. Class A	1,951,233	106,050
*	Kratos Defense & Security Solutions Inc.	2,280,471	105,928
	A O Smith Corp.	1,594,209	104,532
*	Chart Industries Inc.	626,301	103,120
*	SPX Technologies Inc.	607,914	101,935
*,1	Aurora Innovation Inc. Class A	19,442,078	101,876
*	Saia Inc.	365,100	100,034
	Badger Meter Inc.	403,511	98,840
*	XPO Inc.	766,784	96,837
	Toro Co.	1,368,336	96,714
	Armstrong World Industries Inc.	594,058	96,499
*	ExlService Holdings Inc.	2,117,063	92,706
*	Dycom Industries Inc.	376,390	91,986
*,1	Shift4 Payments Inc. Class A	924,644	91,641
*	Sterling Infrastructure Inc.	395,862	91,337
	Eagle Materials Inc.	448,399	90,626
	Simpson Manufacturing Co. Inc.	573,229	89,028
	JBT Marel Corp.	712,093	85,636
	Federal Signal Corp.	793,658	84,461
*	Itron Inc.	624,796	82,242
*	Trex Co. Inc.	1,470,661	79,975
	Littelfuse Inc.	339,064	76,876
	Cognex Corp.	2,277,269	72,235
	AAON Inc.	937,812	69,164
*	Construction Partners Inc. Class A	646,045	68,662
	ESCO Technologies Inc.	353,514	67,829
*	Modine Manufacturing Co.	682,243	67,201
	Landstar System Inc.	478,818	66,565
	CSW Industrials Inc.	230,263	66,046
*	ACI Worldwide Inc.	1,437,551	65,998
	WillScot Holdings Corp.	2,374,389	65,058
*,1	Bloom Energy Corp. Class A	2,705,534	64,716
	UL Solutions Inc. Class A	854,031	62,225
*	Spirit AeroSystems Holdings Inc. Class A	1,606,773	61,298
*	BILL Holdings Inc.	1,257,242	58,160
	Installed Building Products Inc.	321,827	58,032
*	Euronet Worldwide Inc.	563,229	57,100
	Herc Holdings Inc.	432,679	56,980
*,1	Loar Holdings Inc.	641,054	55,240
*	Verra Mobility Corp. Class A	2,075,545	52,698
	Exponent Inc.	695,748	51,979
	Mueller Water Products Inc. Class A	2,146,642	51,605
[1]	Kadant Inc.	161,460	51,255
	Leonardo DRS Inc.	1,093,212	50,813
*	CBIZ Inc.	708,270	50,790
*	StandardAero Inc.	1,604,088	50,769
	Franklin Electric Co. Inc.	530,877	47,641
*	Remitly Global Inc.	2,234,151	41,935
*	Mercury Systems Inc.	696,074	37,491
*	IES Holdings Inc.	122,403	36,259
*	RXO Inc.	2,248,615	35,348
*,1	WEX Inc.	235,017	34,522
*	Marqeta Inc. Class A	5,666,163	33,034
*	Archer Aviation Inc. Class A	3,010,315	32,662
*	Knife River Corp.	388,391	31,708
*,1	PureCycle Technologies Inc.	2,215,231	30,349
	Enerpac Tool Group Corp. Class A	739,910	30,011
*,1	Symbotic Inc. Class A	747,858	29,054
	Granite Construction Inc.	299,424	27,999
*	Payoneer Global Inc.	3,966,699	27,172
*	AvidXchange Holdings Inc.	2,406,354	23,558
*,1	Enovix Corp.	2,240,247	23,164
*	Upwork Inc.	1,713,804	23,034
*	Everus Construction Group Inc.	349,733	22,219
	Lindsay Corp.	149,067	21,503
*	Legalzoom.com Inc.	2,361,554	21,041
	Tennant Co.	256,082	19,841
*	Flywire Corp.	1,546,514	18,094
*	Huron Consulting Group Inc.	118,662	16,321
40

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Vicor Corp.	322,595	14,633
*	Paymentus Holdings Inc. Class A	412,336	13,504
*	Gibraltar Industries Inc.	203,583	12,011
*	Planet Labs PBC	1,433,714	8,746
*,1	Karman Holdings Inc.	136,814	6,891
*	Triumph Group Inc.	264,240	6,804
*,1	Centuri Holdings Inc.	275,954	6,192
	Gorman-Rupp Co.	152,026	5,582
*,1	Voyager Technologies Inc. Class A	87,664	3,441
			8,144,011
Real Estate (5.3%)
	UDR Inc.	4,536,686	185,233
	American Homes 4 Rent Class A	4,301,439	155,153
	Host Hotels & Resorts Inc.	9,508,488	146,050
	Equity LifeStyle Properties Inc.	2,357,208	145,369
	CubeSmart	3,124,023	132,771
	Rexford Industrial Realty Inc.	3,245,748	115,451
	Essential Properties Realty Trust Inc.	2,704,120	86,288
	Alexandria Real Estate Equities Inc.	1,187,111	86,220
*	Zillow Group Inc. Class C	1,191,861	83,490
	Ryman Hospitality Properties Inc.	814,656	80,382
	CareTrust REIT Inc.	2,626,225	80,362
	Terreno Realty Corp.	1,415,917	79,390
	Healthcare Realty Trust Inc. Class A	4,819,720	76,441
	Lamar Advertising Co. Class A	602,595	73,131
	Kite Realty Group Trust	3,010,053	68,178
	Independence Realty Trust Inc.	3,198,857	56,588
[1]	Lineage Inc.	940,807	40,944
	Americold Realty Trust Inc.	1,929,371	32,085
	National Storage Affiliates Trust	945,269	30,239
	Phillips Edison & Co. Inc.	858,140	30,061
*	Howard Hughes Holdings Inc.	406,640	27,448
	St. Joe Co.	518,546	24,735
*	Zillow Group Inc. Class A	338,886	23,210
	PotlatchDeltic Corp.	512,550	19,667
	Pebblebrook Hotel Trust	1,632,728	16,311
*	Paramount Group Inc.	2,564,778	15,645
	InvenTrust Properties Corp.	527,566	14,455
	Sunstone Hotel Investors Inc.	1,373,330	11,921
	Global Net Lease Inc.	1,542,289	11,644
	Kennedy-Wilson Holdings Inc.	1,437,624	9,776
	Xenia Hotels & Resorts Inc.	671,377	8,439
	Alexander's Inc.	13,820	3,114
*,1	Redfin Corp.	247,332	2,768
*,1	Opendoor Technologies Inc.	4,220,691	2,250
			1,975,209
Technology (21.5%)
*	Toast Inc. Class A	6,481,845	287,081
*	PTC Inc.	1,643,511	283,243
*	Guidewire Software Inc.	1,149,166	270,571
*	Nutanix Inc. Class A	3,470,605	265,293
*	Pure Storage Inc. Class A	4,259,353	245,253
*	Reddit Inc. Class A	1,595,384	240,217
*	Twilio Inc. Class A	1,882,511	234,109
*	Dynatrace Inc.	4,105,901	226,687
*	Docusign Inc.	2,774,774	216,127
*	Coherent Corp.	2,130,383	190,051
*	Credo Technology Group Holding Ltd.	1,977,686	183,114
	Entegris Inc.	2,075,984	167,428
*	Manhattan Associates Inc.	832,169	164,328
*	Astera Labs Inc.	1,807,839	163,465
	Paycom Software Inc.	687,875	159,174
*	Samsara Inc. Class A	3,696,740	147,056
*	Fabrinet	491,094	144,716
*	MACOM Technology Solutions Holdings Inc.	866,710	124,191
*,1	IonQ Inc.	2,885,873	124,006
*	Maplebear Inc.	2,680,196	121,252
*	Dayforce Inc.	2,081,313	115,284
*	Commvault Systems Inc.	604,645	105,408
41

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Procore Technologies Inc.	1,533,468	104,920
	Match Group Inc.	3,361,785	103,845
*	Unity Software Inc.	4,273,011	103,407
*	Elastic NV	1,216,529	102,590
*	Rambus Inc.	1,472,857	94,292
*	Lattice Semiconductor Corp.	1,885,571	92,374
	Universal Display Corp.	586,487	90,589
*	Confluent Inc. Class A	3,532,136	88,056
*	Gitlab Inc. Class A	1,799,437	81,173
*	SentinelOne Inc. Class A	4,365,806	79,807
*	Dropbox Inc. Class A	2,786,038	79,681
*	Q2 Holdings Inc.	811,172	75,918
*	Varonis Systems Inc.	1,457,313	73,959
*	Qualys Inc.	497,890	71,133
*	SPS Commerce Inc.	520,784	70,873
	Pegasystems Inc.	1,290,050	69,830
	Advanced Energy Industries Inc.	516,425	68,426
*	Life360 Inc.	1,034,943	67,530
*	UiPath Inc. Class A	5,274,275	67,511
*	Onto Innovation Inc.	662,909	66,907
*	Kyndryl Holdings Inc.	1,593,282	66,854
*	Appfolio Inc. Class A	284,444	65,502
*	Box Inc. Class A	1,883,940	64,374
*	Novanta Inc.	493,314	63,603
*	Silicon Laboratories Inc.	424,436	62,545
	Dolby Laboratories Inc. Class A	838,472	62,265
*	SiTime Corp.	279,334	59,520
*	Tenable Holdings Inc.	1,675,171	56,587
*	Allegro MicroSystems Inc.	1,648,418	56,359
*	JFrog Ltd.	1,256,468	55,134
	Bentley Systems Inc. Class B	1,000,051	53,973
*	Semtech Corp.	1,187,627	53,609
*	Freshworks Inc. Class A	3,146,193	46,910
*	Workiva Inc. Class A	675,882	46,264
*	Zeta Global Holdings Corp. Class A	2,905,912	45,013
*	Magnite Inc.	1,814,689	43,770
*	Klaviyo Inc. Class A	1,296,416	43,534
*	BlackLine Inc.	768,656	43,521
	Power Integrations Inc.	773,482	43,238
*	AvePoint Inc.	2,086,820	40,296
*	Intapp Inc.	776,371	40,076
*	Impinj Inc.	357,751	39,735
*	nCino Inc.	1,412,466	39,507
*	C3.ai Inc. Class A	1,596,609	39,229
*	Cargurus Inc. Class A	1,102,026	36,885
*	Alarm.com Holdings Inc.	647,688	36,640
*	Ambarella Inc.	552,822	36,522
*	FormFactor Inc.	1,058,607	36,427
	Clear Secure Inc. Class A	1,264,886	35,113
*	Diodes Inc.	605,731	32,037
*	Vertex Inc. Class A	888,441	31,393
*	Core Scientific Inc.	1,837,351	31,364
*	Braze Inc. Class A	1,071,492	30,109
*	Yelp Inc. Class A	831,829	28,507
*	DoubleVerify Holdings Inc.	1,878,931	28,128
*	LiveRamp Holdings Inc.	846,318	27,962
*	Alkami Technology Inc.	918,459	27,682
*,1	D-Wave Quantum Inc.	1,879,141	27,511
*	Five9 Inc.	995,005	26,348
*	Onestream Inc. Class A	930,882	26,344
*	DigitalOcean Holdings Inc.	874,137	24,965
*	Xometry Inc. Class A	574,400	19,409
*	Rapid7 Inc.	837,603	19,374
*	ZoomInfo Technologies Inc. Class A	1,886,865	19,095
*	PagerDuty Inc.	1,203,193	18,385
*	Rogers Corp.	255,178	17,475
*	Asana Inc. Class A	1,285,634	17,356
*	Blackbaud Inc.	266,962	17,142
*	Schrodinger Inc.	838,572	16,872
*	Appian Corp. Class A	563,752	16,834
42

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Veeco Instruments Inc.	804,458	16,347
*	Axcelis Technologies Inc.	218,928	15,257
*	Sprout Social Inc. Class A	669,645	14,002
*,1	SoundHound AI Inc. Class A	1,271,758	13,646
*	Amplitude Inc. Class A	1,084,995	13,454
*	Sprinklr Inc. Class A	1,564,311	13,234
*	Olo Inc. Class A	1,442,673	12,840
*	Fastly Inc. Class A	1,797,638	12,691
*	Yext Inc.	1,355,737	11,524
*,1	Rumble Inc.	1,189,760	10,684
*	Jamf Holding Corp.	1,098,138	10,443
*	PROS Holdings Inc.	598,015	9,365
*	MaxLinear Inc. Class A	537,917	7,644
*	Ibotta Inc. Class A	206,593	7,561
*	Meridianlink Inc.	422,035	6,850
*	SEMrush Holdings Inc. Class A	692,368	6,266
*	NerdWallet Inc. Class A	553,402	6,071
*	ServiceTitan Inc. Class A	51,174	5,485
*	Vimeo Inc.	950,751	3,841
*	Nextdoor Holdings Inc.	1,438,653	2,388
*	MediaAlpha Inc. Class A	190,081	2,081
*,1	Wolfspeed Inc.	382,868	153
			7,949,999
Telecommunications (2.2%)
*	Ciena Corp.	1,947,549	158,394
*	Liberty Broadband Corp. Class C	1,586,422	156,072
*	Roku Inc.	1,775,370	156,037
*	Lumentum Holdings Inc.	903,613	85,898
[1]	InterDigital Inc.	355,315	79,672
*	Calix Inc.	799,171	42,508
	Iridium Communications Inc.	1,260,901	38,042
	Cogent Communications Holdings Inc.	609,735	29,395
*	Liberty Broadband Corp. Class A	239,390	23,417
*	Globalstar Inc.	696,477	16,402
*	Extreme Networks Inc.	870,754	15,630
*	Gogo Inc.	494,615	7,261
	Shenandoah Telecommunications Co.	354,231	4,839
			813,567
Utilities (1.1%)
*	Clean Harbors Inc.	660,500	152,695
*	Casella Waste Systems Inc. Class A	855,822	98,745
	Ormat Technologies Inc.	789,471	66,126
	California Water Service Group	817,132	37,163
*,1	Oklo Inc. Class A	400,128	22,403
*	Sunrun Inc.	1,478,758	12,096
*,1	Net Power Inc.	211,882	523
			389,751
Total Common Stocks (Cost $28,078,268)			36,990,087
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.355% (Cost $815,460)	8,156,637	815,582
Total Investments (102.4%) (Cost $28,893,728)			37,805,669
Other Assets and Liabilities—Net (-2.4%)			(903,397)
Net Assets (100%)			36,902,272
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $711,816.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $757,753 was received for securities on loan, of which $757,696 is held in Vanguard Market Liquidity Fund and $57 is held in cash.
REIT—Real Estate Investment Trust.
43

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2025	20	9,157	85
E-mini Russell 2000 Index	September 2025	196	21,479	32
E-mini S&P Mid-Cap 400 Index	September 2025	12	3,751	13
				130

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	1/30/26	GSI	7,660	(4.337)	168	—
Paycom Software Inc.	8/29/25	BANA	6,271	(4.984)	—	(501)
Somnigroup International Inc.	8/29/25	BANA	24,658	(4.337)	1,107	—
					1,275	(501)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
44

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $28,078,268)	36,990,087
Affiliated Issuers (Cost $815,460)	815,582
Total Investments in Securities	37,805,669
Investment in Vanguard	914
Cash	5,480
Cash Collateral Pledged—Futures Contracts	2,640
Cash Collateral Pledged—Over-the-Counter Swap Contracts	350
Receivables for Investment Securities Sold	16,399
Receivables for Accrued Income	17,421
Receivables for Capital Shares Issued	219,861
Variation Margin Receivable—Futures Contracts	84
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,275
Total Assets	38,070,093
Liabilities
Payables for Investment Securities Purchased	358,286
Collateral for Securities on Loan	757,753
Payables for Capital Shares Redeemed	18,340
Payables for Distributions	31,917
Payables to Vanguard	1,024
Unrealized Depreciation—Over-the-Counter Swap Contracts	501
Total Liabilities	1,167,821
Net Assets	36,902,272
1 Includes $711,816 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	36,842,206
Total Distributable Earnings (Loss)	60,066
Net Assets	36,902,272

Investor Shares—Net Assets
Applicable to 888,693 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,194
Net Asset Value Per Share—Investor Shares	$77.86

ETF Shares—Net Assets
Applicable to 68,667,819 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,013,083
Net Asset Value Per Share—ETF Shares	$276.88

Admiral™ Shares—Net Assets
Applicable to 143,063,592 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,927,832
Net Asset Value Per Share—Admiral Shares	$97.35

Institutional Shares—Net Assets
Applicable to 49,922,939 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,892,163
Net Asset Value Per Share—Institutional Shares	$77.96
See accompanying Notes, which are an integral part of the Financial Statements.
46

Small-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	106,842
Interest[2]	704
Securities Lending—Net	4,277
Total Income	111,823
Expenses
The Vanguard Group—Note B
Investment Advisory Services	353
Management and Administrative—Investor Shares	62
Management and Administrative—ETF Shares	5,041
Management and Administrative—Admiral Shares	4,152
Management and Administrative—Institutional Shares	884
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	465
Marketing and Distribution—Admiral Shares	316
Marketing and Distribution—Institutional Shares	52
Custodian Fees	168
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	600
Shareholders’ Reports and Proxy Fees—Admiral Shares	108
Shareholders’ Reports and Proxy Fees—Institutional Shares	72
Trustees’ Fees and Expenses	10
Other Expenses	12
Total Expenses	12,298
Net Investment Income	99,525
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(392,832)
Futures Contracts	(1,876)
Swap Contracts	(824)
Realized Net Gain (Loss)	(395,532)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(36,897)
Futures Contracts	899
Swap Contracts	2,843
Change in Unrealized Appreciation (Depreciation)	(33,155)
Net Increase (Decrease) in Net Assets Resulting from Operations	(329,162)
1	Dividends are net of foreign withholding taxes of $225.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $613, $21, and ($60), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $739,866 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	99,525	210,632
Realized Net Gain (Loss)	(395,532)	2,415,866
Change in Unrealized Appreciation (Depreciation)	(33,155)	2,640,172
Net Increase (Decrease) in Net Assets Resulting from Operations	(329,162)	5,266,670
Distributions
Investor Shares	(168)	(343)
ETF Shares	(56,506)	(102,271)
Admiral Shares	(41,784)	(80,003)
Institutional Shares	(10,983)	(21,643)
Total Distributions	(109,441)	(204,260)
Capital Share Transactions
Investor Shares	(5,816)	(24,038)
ETF Shares	(269,804)	1,481,043
Admiral Shares	(525,575)	(693,800)
Institutional Shares	35,430	(116,570)
Net Increase (Decrease) from Capital Share Transactions	(765,765)	646,635
Total Increase (Decrease)	(1,204,368)	5,709,045
Net Assets
Beginning of Period	38,106,640	32,397,595
End of Period	36,902,272	38,106,640
See accompanying Notes, which are an integral part of the Financial Statements.
48

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.72	$67.96	$56.38	$79.21	$75.20	$55.89
Investment Operations
Net Investment Income[1]	.163	.343	.326	.371	.257	.241
Net Realized and Unrealized Gain (Loss) on Investments	(.839)	10.749	11.639	(22.943)	3.938	19.331
Total from Investment Operations	(.676)	11.092	11.965	(22.572)	4.195	19.572
Distributions
Dividends from Net Investment Income	(.184)	(.332)	(.385)	(.258)	(.185)	(.262)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.184)	(.332)	(.385)	(.258)	(.185)	(.262)
Net Asset Value, End of Period	$77.86	$78.72	$67.96	$56.38	$79.21	$75.20
Total Return[2]	-0.85%	16.35%	21.28%	-28.49%	5.58%	35.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69	$76	$89	$80	$149	$209
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%[3]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.46%	0.47%	0.53%	0.60%	0.32%	0.42%
Portfolio Turnover Rate[4]	11%	21%	19%	24%	29%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
49

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$279.95	$241.70	$200.53	$281.61	$267.36	$198.68
Investment Operations
Net Investment Income[1]	.743	1.558	1.449	1.623	1.291	1.129
Net Realized and Unrealized Gain (Loss) on Investments	(2.990)	38.195	41.356	(81.603)	13.975	68.729
Total from Investment Operations	(2.247)	39.753	42.805	(79.980)	15.266	69.858
Distributions
Dividends from Net Investment Income	(.823)	(1.503)	(1.635)	(1.100)	(1.016)	(1.178)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.823)	(1.503)	(1.635)	(1.100)	(1.016)	(1.178)
Net Asset Value, End of Period	$276.88	$279.95	$241.70	$200.53	$281.61	$267.36
Total Return	-0.79%	16.49%	21.42%	-28.40%	5.71%	35.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,013	$19,514	$15,546	$12,036	$16,379	$14,436
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.59%	0.60%	0.66%	0.74%	0.45%	0.55%
Portfolio Turnover Rate[3]	11%	21%	19%	24%	29%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
50

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$98.43	$84.98	$70.51	$99.01	$94.02	$69.87
Investment Operations
Net Investment Income[1]	.261	.543	.503	.568	.448	.392
Net Realized and Unrealized Gain (Loss) on Investments	(1.052)	13.435	14.542	(28.682)	4.899	24.172
Total from Investment Operations	(.791)	13.978	15.045	(28.114)	5.347	24.564
Distributions
Dividends from Net Investment Income	(.289)	(.528)	(.575)	(.386)	(.357)	(.414)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.289)	(.528)	(.575)	(.386)	(.357)	(.414)
Net Asset Value, End of Period	$97.35	$98.43	$84.98	$70.51	$99.01	$94.02
Total Return[2]	-0.79%	16.49%	21.41%	-28.39%	5.69%	35.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,928	$14,635	$13,300	$11,482	$16,594	$16,149
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.59%	0.60%	0.65%	0.73%	0.45%	0.54%
Portfolio Turnover Rate[4]	11%	21%	19%	24%	29%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
51

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.83	$68.06	$56.46	$79.29	$75.29	$55.95
Investment Operations
Net Investment Income[1]	.213	.443	.410	.465	.367	.319
Net Realized and Unrealized Gain (Loss) on Investments	(.847)	10.757	11.656	(22.979)	3.927	19.358
Total from Investment Operations	(.634)	11.200	12.066	(22.514)	4.294	19.677
Distributions
Dividends from Net Investment Income	(.236)	(.430)	(.466)	(.316)	(.294)	(.337)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.236)	(.430)	(.466)	(.316)	(.294)	(.337)
Net Asset Value, End of Period	$77.96	$78.83	$68.06	$56.46	$79.29	$75.29
Total Return	-0.79%	16.50%	21.44%	-28.39%	5.70%	35.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,892	$3,881	$3,462	$2,935	$3,805	$3,676
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.60%	0.61%	0.66%	0.75%	0.46%	0.55%
Portfolio Turnover Rate[3]	11%	21%	19%	24%	29%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
52

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
53

Small-Cap Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $914,000, representing less than 0.01% of the fund’s net assets and 0.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
54

Small-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	36,990,087	—	—	36,990,087
Temporary Cash Investments	815,582	—	—	815,582
Total	37,805,669	—	—	37,805,669

Derivative Financial Instruments
Assets
Futures Contracts[1]	130	—	—	130
Swap Contracts	—	1,275	—	1,275
Total	130	1,275	—	1,405
Liabilities
Swap Contracts	—	(501)	—	(501)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,969,619
Gross Unrealized Appreciation	12,146,259
Gross Unrealized Depreciation	(3,309,305)
Net Unrealized Appreciation (Depreciation)	8,836,954
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $8,384,175,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $3,878,824,000 of investment securities and sold $4,168,020,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,080,611,000 and $1,409,219,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $798,946,000 and sales were $741,233,000, resulting in net realized loss of $366,826,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,712	62	9,683	132
Issued in Lieu of Cash Distributions	168	2	343	5
Redeemed	(10,696)	(144)	(34,064)	(485)
Net Increase (Decrease)—Investor Shares	(5,816)	(80)	(24,038)	(348)
ETF Shares
Issued	1,131,411	4,336	7,492,794	28,186
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,401,215)	(5,375)	(6,011,751)	(22,800)
Net Increase (Decrease)—ETF Shares	(269,804)	(1,039)	1,481,043	5,386
55

Small-Cap Growth Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	707,911	7,547	1,560,067	17,143
Issued in Lieu of Cash Distributions	36,923	393	70,893	765
Redeemed	(1,270,409)	(13,557)	(2,324,760)	(25,734)
Net Increase (Decrease)—Admiral Shares	(525,575)	(5,617)	(693,800)	(7,826)
Institutional Shares
Issued	501,013	6,625	573,340	7,816
Issued in Lieu of Cash Distributions	10,087	134	20,074	270
Redeemed	(475,670)	(6,076)	(709,984)	(9,711)
Net Increase (Decrease)—Institutional Shares	35,430	683	(116,570)	(1,625)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
56

Small-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (4.7%)
	Reliance Inc.	819,898	257,366
	Mosaic Co.	4,945,934	180,428
	Steel Dynamics Inc.	1,099,408	140,735
	Mueller Industries Inc.	1,725,143	137,097
	Eastman Chemical Co.	1,800,127	134,398
	Alcoa Corp.	4,036,540	119,118
	CF Industries Holdings Inc.	1,262,944	116,191
	Avery Dennison Corp.	609,414	106,934
	Albemarle Corp.	1,699,445	106,504
	Celanese Corp.	1,705,764	94,380
	UFP Industries Inc.	894,546	88,882
	Commercial Metals Co.	1,761,788	86,169
*	Coeur Mining Inc.	9,474,844	83,947
	Element Solutions Inc.	3,591,817	81,355
	FMC Corp.	1,850,085	77,241
	Timken Co.	981,722	71,224
	Sensient Technologies Corp.	661,982	65,218
	Cabot Corp.	837,595	62,820
*	Cleveland-Cliffs Inc.	7,712,168	58,613
	Hecla Mining Co.	9,369,208	56,122
	Avient Corp.	1,427,093	46,109
	Scotts Miracle-Gro Co.	674,878	44,515
	Westlake Corp.	499,835	37,952
	Olin Corp.	1,795,083	36,063
	Ashland Inc.	712,423	35,821
	Innospec Inc.	389,150	32,724
	Minerals Technologies Inc.	494,736	27,245
	Huntsman Corp.	2,573,453	26,815
	Chemours Co.	2,333,576	26,719
	Quaker Chemical Corp.	220,529	24,686
*	Ingevity Corp.	568,528	24,498
	Materion Corp.	308,291	24,469
	Kaiser Aluminum Corp.	239,275	19,118
	Stepan Co.	334,422	18,253
	Worthington Steel Inc.	593,327	17,699
*	Ecovyst Inc.	1,647,364	13,558
	Tronox Holdings plc	1,852,953	9,394
	Koppers Holdings Inc.	148,202	4,765
			2,595,145
Consumer Discretionary (14.4%)
	Williams-Sonoma Inc.	1,917,658	313,288
	Tapestry Inc.	3,238,084	284,336
*	Aptiv plc	3,394,621	231,581
*	BJ's Wholesale Club Holdings Inc.	2,058,812	222,002
	Toll Brothers Inc.	1,550,321	176,938
	Service Corp. International	2,108,531	171,634
	Aramark	4,085,936	171,078
	Dick's Sporting Goods Inc.	836,602	165,488
	Ralph Lauren Corp.	569,386	156,171
	Hasbro Inc.	2,075,502	153,214
*,1	GameStop Corp. Class A	6,276,458	153,083
	LKQ Corp.	4,024,815	148,958
	Interpublic Group of Cos. Inc.	5,764,502	141,115
	Lithia Motors Inc. Class A	405,842	137,102
	New York Times Co. Class A	2,403,428	134,544
*	CarMax Inc.	1,945,042	130,726
*	American Airlines Group Inc.	10,282,338	115,368
	BorgWarner Inc.	3,425,639	114,690
	H&R Block Inc.	2,087,325	114,573
57

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Murphy USA Inc.	277,293	112,803
	Omnicom Group Inc.	1,520,965	109,418
[1]	Paramount Global Class B	8,394,568	108,290
*	AutoNation Inc.	529,019	105,090
*	MGM Resorts International	2,970,141	102,143
	Bath & Body Works Inc.	3,320,983	99,497
*	Mattel Inc.	5,034,282	99,276
*	Alaska Air Group Inc.	1,892,618	93,647
*	Taylor Morrison Home Corp. Class A	1,486,602	91,307
*	Lyft Inc. Class A	5,782,610	91,134
	Group 1 Automotive Inc.	201,665	88,069
[1]	Whirlpool Corp.	867,014	87,933
*	Caesars Entertainment Inc.	3,080,302	87,450
	Gap Inc.	3,816,551	83,239
	U-Haul Holding Co. (XNYS)	1,510,039	82,101
	Lear Corp.	833,542	79,170
	Nexstar Media Group Inc. Class A	446,547	77,230
*	Valvoline Inc.	1,981,793	75,051
*	Urban Outfitters Inc.	1,011,271	73,358
*	Asbury Automotive Group Inc.	306,506	73,114
	VF Corp.	6,076,465	71,399
	Meritage Homes Corp.	1,063,920	71,251
[1]	Thor Industries Inc.	788,030	69,985
	Boyd Gaming Corp.	888,409	69,500
*	Adtalem Global Education Inc.	532,149	67,705
	Sirius XM Holdings Inc.	2,897,711	66,560
*	Liberty Media Corp.-Liberty Live Class C	761,784	61,826
*	SkyWest Inc.	599,372	61,717
*	Abercrombie & Fitch Co. Class A	705,593	58,458
	Kontoor Brands Inc.	866,251	57,147
	Rush Enterprises Inc. Class A	1,009,222	51,985
	PVH Corp.	748,246	51,330
	Travel + Leisure Co.	983,719	50,770
	KB Home	950,650	50,356
	Signet Jewelers Ltd.	612,913	48,757
	Macy's Inc.	4,126,086	48,110
	Academy Sports & Outdoors Inc.	1,037,217	46,478
*	Laureate Education Inc.	1,972,115	46,108
	Graham Holdings Co. Class B	47,653	45,088
	Penske Automotive Group Inc.	257,910	44,312
[1]	Cheesecake Factory Inc.	694,978	43,547
	Advance Auto Parts Inc.	934,299	43,436
*	Tri Pointe Homes Inc.	1,342,971	42,908
	PriceSmart Inc.	407,568	42,811
*	Penn Entertainment Inc.	2,354,273	42,071
	TEGNA Inc.	2,505,854	41,998
*,1	Avis Budget Group Inc.	246,906	41,739
*	Goodyear Tire & Rubber Co.	4,008,957	41,573
*	OPENLANE Inc.	1,674,233	40,935
	Harley-Davidson Inc.	1,704,742	40,232
*	Visteon Corp.	424,982	39,651
*	Foot Locker Inc.	1,480,437	36,271
	Newell Brands Inc.	6,512,374	35,167
	Dana Inc.	2,045,010	35,072
	Marriott Vacations Worldwide Corp.	484,595	35,041
	LCI Industries	373,803	34,087
	HNI Corp.	689,520	33,911
	Polaris Inc.	832,360	33,835
*	Capri Holdings Ltd.	1,746,559	30,914
[1]	Acushnet Holdings Corp.	412,296	30,023
	Worthington Enterprises Inc.	466,964	29,718
	Wendy's Co.	2,544,776	29,061
	Strategic Education Inc.	339,056	28,864
*	National Vision Holdings Inc.	1,232,533	28,361
	Levi Strauss & Co. Class A	1,467,507	27,134
	John Wiley & Sons Inc. Class A	594,936	26,552
	Phinia Inc.	589,560	26,230
	Steven Madden Ltd.	1,075,702	25,795
*	Coty Inc. Class A	5,439,828	25,295
*	Central Garden & Pet Co. Class A	795,210	24,882
58

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty Live Class A	302,082	24,010
*	Hanesbrands Inc.	5,237,839	23,989
	La-Z-Boy Inc.	643,741	23,928
	Papa John's International Inc.	484,906	23,731
	Columbia Sportswear Co.	384,069	23,459
	American Eagle Outfitters Inc.	2,431,228	23,388
*	Victoria's Secret & Co.	1,244,771	23,053
*	Knowles Corp.	1,288,253	22,699
*	M/I Homes Inc.	198,361	22,240
	Buckle Inc.	478,582	21,704
	Wolverine World Wide Inc.	1,200,374	21,703
	Cracker Barrel Old Country Store Inc.	347,114	21,202
	Red Rock Resorts Inc. Class A	398,183	20,717
	MillerKnoll Inc.	1,056,238	20,512
*	YETI Holdings Inc.	645,569	20,348
*	Under Armour Inc. Class A	2,946,636	20,126
	Upbound Group Inc.	766,334	19,235
[1]	Dillard's Inc. Class A	45,646	19,072
	Leggett & Platt Inc.	2,001,707	17,855
	PROG Holdings Inc.	597,708	17,543
*	Sphere Entertainment Co.	408,787	17,087
	Sonic Automotive Inc. Class A	205,169	16,399
	Carter's Inc.	539,737	16,262
*	LGI Homes Inc.	310,174	15,980
	Camping World Holdings Inc. Class A	877,969	15,092
*	Topgolf Callaway Brands Corp.	1,862,161	14,990
*	Sally Beauty Holdings Inc.	1,573,073	14,567
[1]	Kohl's Corp.	1,648,864	13,982
	Steelcase Inc. Class A	1,339,044	13,966
*,1	Hertz Global Holdings Inc.	1,920,207	13,115
*	G-III Apparel Group Ltd.	573,724	12,851
*	Under Armour Inc. Class C	1,768,502	11,478
*	Cars.com Inc.	931,437	11,038
*	Lionsgate Studios Corp.	1,891,761	10,991
	Matthews International Corp. Class A	459,294	10,982
*	Helen of Troy Ltd.	357,701	10,152
	Bloomin' Brands Inc.	1,127,276	9,706
*	JetBlue Airways Corp.	2,209,784	9,347
	Interface Inc. Class A	434,088	9,085
	Oxford Industries Inc.	220,313	8,868
*	U-Haul Holding Co.	140,566	8,513
	Sinclair Inc.	606,931	8,388
*	Fox Factory Holding Corp.	292,648	7,591
*	BJ's Restaurants Inc.	163,793	7,305
*	Savers Value Village Inc.	613,686	6,260
	Cricut Inc. Class A	684,460	4,634
*	Central Garden & Pet Co.	99,871	3,513
*	Petco Health & Wellness Co. Inc. Class A	1,119,799	3,169
[1]	Paramount Global Class A	127,032	2,915
	Rush Enterprises Inc. Class B	47,892	2,513
*	Clear Channel Outdoor Holdings Inc.	2,129,525	2,492
[1]	Jack in the Box Inc.	139,794	2,441
[1]	Krispy Kreme Inc.	665,724	1,937
			7,979,288
Consumer Staples (3.6%)
*	US Foods Holding Corp.	3,606,970	277,773
*	Performance Food Group Co.	2,433,609	212,868
	Bunge Global SA	2,095,496	168,226
	J M Smucker Co.	1,576,180	154,781
	Conagra Brands Inc.	7,442,514	152,348
	Ingredion Inc.	1,002,669	135,982
	Molson Coors Beverage Co. Class B	2,663,764	128,100
	Walgreens Boots Alliance Inc.	10,785,673	123,820
	Albertsons Cos. Inc. Class A	5,385,893	115,851
	Campbell's Co.	3,021,795	92,618
	Brown-Forman Corp. Class B	2,250,104	60,550
	Flowers Foods Inc.	2,962,662	47,343
*	Post Holdings Inc.	390,915	42,621
	Pilgrim's Pride Corp.	554,552	24,944
59

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Energizer Holdings Inc.	1,125,571	22,692
	Universal Corp.	366,072	21,320
*	United Natural Foods Inc.	896,458	20,896
	Spectrum Brands Holdings Inc.	370,349	19,629
	Fresh Del Monte Produce Inc.	597,817	19,381
	Andersons Inc.	506,371	18,609
	Weis Markets Inc.	251,631	18,241
*	Grocery Outlet Holding Corp.	1,452,036	18,034
	Reynolds Consumer Products Inc.	819,816	17,560
	Edgewell Personal Care Co.	733,212	17,164
*	Herbalife Ltd.	1,508,481	13,003
*	TreeHouse Foods Inc.	669,244	12,997
	Seaboard Corp.	3,786	10,833
	Brown-Forman Corp. Class A	327,411	8,994
	Utz Brands Inc.	536,743	6,736
*	Olaplex Holdings Inc.	1,556,131	2,179
			1,986,093
Energy (3.5%)
	Expand Energy Corp.	1,762,403	206,095
	DT Midstream Inc.	1,583,895	174,086
	Ovintiv Inc.	4,050,745	154,131
	Range Resources Corp.	3,539,532	143,953
	APA Corp.	5,625,896	102,898
	HF Sinclair Corp.	2,496,852	102,571
	Antero Midstream Corp.	5,230,026	99,109
*	Antero Resources Corp.	2,299,668	92,631
	Chord Energy Corp.	900,440	87,208
	NOV Inc.	5,858,158	72,817
*	CNX Resources Corp.	2,143,547	72,195
	Permian Resources Corp.	4,916,838	66,967
	Archrock Inc.	2,618,817	65,025
	California Resources Corp.	1,251,284	57,146
	Weatherford International plc	1,131,223	56,912
	Murphy Oil Corp.	2,113,812	47,561
	SM Energy Co.	1,784,561	44,096
	Warrior Met Coal Inc.	819,452	37,555
	Patterson-UTI Energy Inc.	5,717,053	33,902
	Liberty Energy Inc. Class A	2,398,789	27,538
	PBF Energy Inc. Class A	1,262,131	27,350
*	DNOW Inc.	1,646,113	24,412
	Peabody Energy Corp.	1,801,068	24,170
	Crescent Energy Co. Class A	2,785,654	23,957
	World Kinect Corp.	838,725	23,778
	Delek US Holdings Inc.	899,456	19,050
*	MRC Global Inc.	1,275,034	17,481
*	Array Technologies Inc.	2,378,368	14,032
	CVR Energy Inc.	470,213	12,625
	Helmerich & Payne Inc.	697,513	10,574
[1]	Vitesse Energy Inc.	451,511	9,974
*	Expro Group Holdings NV	809,608	6,955
*	Shoals Technologies Group Inc. Class A	1,303,128	5,538
	Core Laboratories Inc.	365,508	4,211
*	ProPetro Holding Corp.	648,073	3,869
*	Ameresco Inc. Class A	121,227	1,841
			1,974,213
Financials (21.1%)
	First Citizens BancShares Inc. Class A	143,634	281,016
	Equitable Holdings Inc.	4,738,026	265,803
	East West Bancorp Inc.	2,148,825	216,988
	Unum Group	2,582,544	208,566
	Reinsurance Group of America Inc.	1,030,340	204,378
	Carlyle Group Inc.	3,941,313	202,584
	RenaissanceRe Holdings Ltd.	758,500	184,240
	Annaly Capital Management Inc.	9,433,869	177,545
	Ally Financial Inc.	4,310,232	167,884
	First Horizon Corp.	7,908,235	167,655
	Stifel Financial Corp.	1,521,526	157,904
	SEI Investments Co.	1,746,777	156,965
	Assurant Inc.	790,496	156,115
60

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Evercore Inc. Class A	572,599	154,613
	Globe Life Inc.	1,222,576	151,954
*	Mr. Cooper Group Inc.	997,593	148,851
	AGNC Investment Corp.	15,908,535	146,199
	SouthState Corp.	1,582,374	145,626
	Webster Financial Corp.	2,622,848	143,208
	Primerica Inc.	515,927	141,194
	American Financial Group Inc.	1,106,802	139,689
	Old Republic International Corp.	3,468,151	133,316
	Wintrust Financial Corp.	1,043,503	129,374
	Western Alliance Bancorp	1,635,244	127,516
	Jefferies Financial Group Inc.	2,251,007	123,108
	Commerce Bancshares Inc.	1,976,238	122,863
	Cullen/Frost Bankers Inc.	952,190	122,395
	Comerica Inc.	2,048,846	122,214
	Axis Capital Holdings Ltd.	1,164,966	120,947
	Zions Bancorp NA	2,300,759	119,501
	Popular Inc.	1,068,142	117,720
	Franklin Resources Inc.	4,916,028	117,247
	Fidelity National Financial Inc.	2,033,896	114,020
	Everest Group Ltd.	331,576	112,686
	UMB Financial Corp.	1,065,279	112,025
	Invesco Ltd.	6,812,827	107,438
	Voya Financial Inc.	1,501,315	106,593
	Synovus Financial Corp.	2,058,973	106,552
	OneMain Holdings Inc.	1,856,575	105,825
	Old National Bancorp	4,902,400	104,617
	MGIC Investment Corp.	3,701,890	103,061
	SLM Corp.	3,108,283	101,921
	TPG Inc. Class A	1,936,269	101,557
	Starwood Property Trust Inc.	5,027,774	100,907
	Prosperity Bancshares Inc.	1,411,261	99,127
	Jackson Financial Inc. Class A	1,113,796	98,894
	First American Financial Corp.	1,524,090	93,564
	Rithm Capital Corp.	8,265,060	93,313
	Lincoln National Corp.	2,661,904	92,102
	Cadence Bank	2,861,324	91,505
	Essent Group Ltd.	1,501,900	91,210
	Hanover Insurance Group Inc.	503,973	85,610
	Lazard Inc.	1,758,136	84,355
	Affiliated Managers Group Inc.	421,071	82,854
	Selective Insurance Group Inc.	947,527	82,103
	FNB Corp.	5,609,673	81,789
	United Bankshares Inc.	2,214,838	80,687
	FirstCash Holdings Inc.	587,933	79,453
	Bank OZK	1,680,129	79,067
	Home BancShares Inc.	2,770,773	78,856
	Columbia Banking System Inc.	3,277,239	76,622
	Janus Henderson Group plc	1,965,181	76,328
	Glacier Bancorp Inc.	1,769,854	76,245
	Radian Group Inc.	2,094,402	75,440
	Piper Sandler Cos.	263,003	73,099
	Hancock Whitney Corp.	1,268,497	72,812
	Atlantic Union Bankshares Corp.	2,221,210	69,479
	White Mountains Insurance Group Ltd.	38,121	68,455
	First Financial Bankshares Inc.	1,895,746	68,209
	Pinnacle Financial Partners Inc.	604,587	66,752
	Valley National Bancorp	7,425,835	66,313
	Ameris Bancorp	1,020,676	66,038
*	Axos Financial Inc.	834,969	63,491
	Assured Guaranty Ltd.	727,107	63,331
	Kemper Corp.	947,854	61,175
	BGC Group Inc. Class A	5,904,637	60,404
	Associated Banc-Corp	2,455,879	59,899
*	Enstar Group Ltd.	174,345	58,643
	International Bancshares Corp.	871,970	58,038
	Virtu Financial Inc. Class A	1,272,484	56,995
*	Texas Capital Bancshares Inc.	715,678	56,825
	CNO Financial Group Inc.	1,468,434	56,652
	United Community Banks Inc.	1,894,299	56,431
61

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Flagstar Financial Inc.	5,177,199	54,878
	Renasant Corp.	1,481,306	53,223
	First Bancorp	2,518,609	52,463
	Federated Hermes Inc. Class B	1,171,497	51,921
	Fulton Financial Corp.	2,834,348	51,132
*	Genworth Financial Inc. Class A	6,461,797	50,273
	RLI Corp.	679,635	49,083
	First Hawaiian Inc.	1,960,084	48,924
	WSFS Financial Corp.	885,214	48,687
*	Brighthouse Financial Inc.	895,064	48,128
	Cathay General Bancorp	1,038,440	47,280
	Community Financial System Inc.	824,014	46,862
	Artisan Partners Asset Management Inc. Class A	1,043,146	46,243
	Eastern Bankshares Inc.	2,961,981	45,229
	WesBanco Inc.	1,417,051	44,821
	PennyMac Financial Services Inc.	443,020	44,143
*,1	Circle Internet Group Inc. Class A	236,846	42,938
	Bank of Hawaii Corp.	619,505	41,835
	Independent Bank Corp.	664,469	41,785
	BankUnited Inc.	1,172,637	41,734
	CVB Financial Corp.	2,041,086	40,393
	Blackstone Mortgage Trust Inc. Class A	2,061,356	39,681
	Bread Financial Holdings Inc.	689,466	39,382
	Park National Corp.	227,195	38,001
	First Interstate BancSystem Inc. Class A	1,308,238	37,703
	Simmons First National Corp. Class A	1,963,722	37,232
	WaFd Inc.	1,249,750	36,593
	Walker & Dunlop Inc.	503,322	35,474
	BancFirst Corp.	285,063	35,239
	Towne Bank	1,022,113	34,936
	First Financial Bancorp	1,417,991	34,400
[1]	BOK Financial Corp.	350,659	34,235
	Provident Financial Services Inc.	1,935,287	33,926
	First Merchants Corp.	863,611	33,076
	Banner Corp.	512,182	32,856
	NBT Bancorp Inc.	774,955	32,199
*	SiriusPoint Ltd.	1,545,096	31,505
	Trustmark Corp.	848,618	30,941
[1]	Arbor Realty Trust Inc.	2,846,165	30,454
	Pacific Premier Bancorp Inc.	1,437,571	30,318
	OFG Bancorp	700,238	29,970
	ServisFirst Bancshares Inc.	383,156	29,698
	Mercury General Corp.	431,785	29,076
	StepStone Group Inc. Class A	508,639	28,229
	Horace Mann Educators Corp.	635,792	27,320
	Nelnet Inc. Class A	220,346	26,688
	City Holding Co.	214,505	26,260
	Northwest Bancshares Inc.	1,991,786	25,455
	First Commonwealth Financial Corp.	1,554,306	25,226
	Victory Capital Holdings Inc. Class A	393,114	25,030
	WisdomTree Inc.	2,063,139	23,747
	S&T Bancorp Inc.	597,618	22,602
	National Bank Holdings Corp. Class A	593,920	22,337
[1]	ARMOUR Residential REIT Inc.	1,274,546	21,425
	Hilltop Holdings Inc.	700,159	21,250
	Apollo Commercial Real Estate Finance Inc.	2,166,288	20,970
	Hope Bancorp Inc.	1,896,685	20,351
*	LendingClub Corp.	1,691,508	20,349
	Ladder Capital Corp.	1,797,425	19,322
	Westamerica Bancorp	387,771	18,784
	Virtus Investment Partners Inc.	102,364	18,569
	Cannae Holdings Inc.	881,472	18,379
*	ProAssurance Corp.	796,250	18,178
	Berkshire Hills Bancorp Inc.	722,049	18,080
	Employers Holdings Inc.	374,812	17,684
	Safety Insurance Group Inc.	220,595	17,513
	Two Harbors Investment Corp.	1,621,850	17,467
	PennyMac Mortgage Investment Trust	1,356,588	17,446
	Enact Holdings Inc.	467,949	17,384
	Chimera Investment Corp.	1,199,301	16,634
62

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Navient Corp.	1,103,948	15,566
	MFA Financial Inc.	1,600,474	15,140
	Brookline Bancorp Inc.	1,319,824	13,924
	Franklin BSP Realty Trust Inc.	1,281,804	13,702
*	Encore Capital Group Inc.	345,842	13,388
	Safehold Inc.	838,698	13,050
	Tompkins Financial Corp.	202,550	12,706
	Redwood Trust Inc.	2,075,476	12,266
	Capitol Federal Financial Inc.	1,759,958	10,736
	BrightSpire Capital Inc. Class A	2,034,099	10,272
	F&G Annuities & Life Inc.	315,165	10,079
	GCM Grosvenor Inc. Class A	740,530	8,561
*	World Acceptance Corp.	41,377	6,832
*,1	Slide Insurance Holdings Inc.	201,018	4,354
*	PRA Group Inc.	293,671	4,332
	KKR Real Estate Finance Trust Inc.	449,312	3,940
	Compass Diversified Holdings	527,792	3,315
*	Columbia Financial Inc.	204,359	2,965
*	Chime Financial Inc. Class A	24,166	834
	Associated Capital Group Inc. Class A	18,742	703
			11,742,759
Health Care (7.7%)
*	Tenet Healthcare Corp.	1,448,167	254,877
*	Hologic Inc.	3,474,357	226,389
*	Illumina Inc.	2,344,642	223,702
*	Align Technology Inc.	1,073,600	203,265
*	United Therapeutics Corp.	703,256	202,081
	Encompass Health Corp.	1,574,179	193,042
	Revvity Inc.	1,837,700	177,742
*	Solventum Corp.	2,157,946	163,659
	Viatris Inc.	18,298,779	163,408
	Universal Health Services Inc. Class B	847,061	153,445
*	Moderna Inc.	5,426,713	149,723
*	Avantor Inc.	10,092,921	135,851
*	Henry Schein Inc.	1,613,067	117,835
*	Charles River Laboratories International Inc.	765,760	116,189
*	Cooper Cos. Inc.	1,558,939	110,934
*	Elanco Animal Health Inc.	7,743,189	110,573
*	Jazz Pharmaceuticals plc	913,158	96,904
*	Madrigal Pharmaceuticals Inc.	294,245	89,050
*	DaVita Inc.	588,559	83,840
	Teleflex Inc.	688,943	81,543
*	Bio-Rad Laboratories Inc. Class A	293,437	70,812
*	Integer Holdings Corp.	543,996	66,895
*	Prestige Consumer Healthcare Inc.	770,422	61,518
	Perrigo Co. plc	2,143,405	57,272
*	Nuvalent Inc. Class A	724,385	55,271
*	Envista Holdings Corp.	2,642,464	51,634
	DENTSPLY SIRONA Inc.	3,107,153	49,342
*	ICU Medical Inc.	364,537	48,174
*	Amedisys Inc.	486,101	47,827
	Organon & Co.	4,052,966	39,233
	Concentra Group Holdings Parent Inc.	1,898,429	39,051
*	BrightSpring Health Services Inc.	1,494,181	35,248
*	Ligand Pharmaceuticals Inc.	285,775	32,487
*	Acadia Healthcare Co. Inc.	1,364,460	30,960
*	QuidelOrtho Corp.	1,054,354	30,386
	Premier Inc. Class A	1,283,814	28,154
*	Enovis Corp.	890,596	27,929
*	Supernus Pharmaceuticals Inc.	829,287	26,139
	Select Medical Holdings Corp.	1,703,460	25,858
*	Avidity Biosciences Inc.	892,684	25,352
*	CG oncology Inc.	950,752	24,720
*,1	Summit Therapeutics Inc.	1,157,896	24,640
*	Surgery Partners Inc.	1,098,989	24,430
*	Amneal Pharmaceuticals Inc.	2,687,612	21,743
	National HealthCare Corp.	192,969	20,650
*	Omnicell Inc.	693,823	20,398
*	Pediatrix Medical Group Inc.	1,339,390	19,220
63

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Biohaven Ltd.	1,353,243	19,094
*	Innoviva Inc.	929,782	18,679
*	Azenta Inc.	606,690	18,674
*	Healthcare Services Group Inc.	1,136,898	17,088
*	Immunovant Inc.	1,065,972	17,056
*	Pacira BioSciences Inc.	685,842	16,392
*	Integra LifeSciences Holdings Corp.	1,029,859	12,636
	CONMED Corp.	241,192	12,561
*	Neogen Corp.	1,691,906	8,087
*,1	Novavax Inc.	1,199,529	7,557
*	AdaptHealth Corp. Class A	789,008	7,440
*	Dyne Therapeutics Inc.	753,188	7,170
*,1	Hinge Health Inc. Class A	106,078	5,490
*	Owens & Minor Inc.	567,373	5,163
	Embecta Corp.	455,590	4,415
*	Avanos Medical Inc.	342,448	4,192
*,1	Iovance Biotherapeutics Inc.	2,342,620	4,029
*	Day One Biopharmaceuticals Inc.	592,689	3,852
*	OPKO Health Inc.	2,779,748	3,669
*	Myriad Genetics Inc.	682,634	3,625
*	Fortrea Holdings Inc.	705,438	3,485
*,1	Metsera Inc.	120,390	3,425
*	GoodRx Holdings Inc. Class A	663,734	3,305
*,1	Caris Life Sciences Inc.	11,933	319
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
			4,266,798
Industrials (22.0%)
	EMCOR Group Inc.	697,821	373,257
	Smurfit WestRock plc	8,138,675	351,184
	Pentair plc	2,565,142	263,337
	Carlisle Cos. Inc.	674,368	251,809
	AECOM	2,062,692	232,795
	Textron Inc.	2,814,764	225,997
	RPM International Inc.	2,002,226	219,925
	IDEX Corp.	1,177,815	206,789
	Booz Allen Hamilton Holding Corp.	1,936,202	201,617
*	API Group Corp.	3,884,582	198,308
	Allegion plc	1,341,601	193,352
	ITT Inc.	1,227,015	192,433
*	Builders FirstSource Inc.	1,636,885	191,008
	nVent Electric plc	2,566,830	188,020
	Crown Holdings Inc.	1,814,673	186,875
	Owens Corning	1,326,058	182,360
	Hubbell Inc. Class B	416,067	169,926
	CH Robinson Worldwide Inc.	1,758,562	168,734
	CNH Industrial NV	12,661,950	164,099
	Stanley Black & Decker Inc.	2,412,119	163,421
	AptarGroup Inc.	1,029,639	161,066
	Regal Rexnord Corp.	1,034,235	149,923
	Tetra Tech Inc.	4,108,258	147,733
	Huntington Ingalls Industries Inc.	611,775	147,719
	Crane Co.	762,027	144,701
	Acuity Inc.	481,838	143,752
	Applied Industrial Technologies Inc.	593,812	138,032
	WESCO International Inc.	722,893	133,880
*	Fluor Corp.	2,567,281	131,625
	Donaldson Co. Inc.	1,863,413	129,228
	Allison Transmission Holdings Inc.	1,313,622	124,781
*	Zebra Technologies Corp. Class A	396,433	122,244
	Ball Corp.	2,162,601	121,300
	Genpact Ltd.	2,726,464	119,992
	Oshkosh Corp.	1,003,641	113,953
*	XPO Inc.	872,440	110,180
	Esab Corp.	897,919	108,244
*	Middleby Corp.	750,450	108,065
	Flowserve Corp.	2,038,188	106,699
	Knight-Swift Transportation Holdings Inc. Class A	2,400,186	106,160
	Masco Corp.	1,644,419	105,835
64

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Watts Water Technologies Inc. Class A	427,545	105,129
	MKS Inc.	1,045,713	103,902
	Valmont Industries Inc.	312,927	102,193
	AGCO Corp.	988,451	101,969
*	Axalta Coating Systems Ltd.	3,407,554	101,170
*	Kirby Corp.	874,651	99,194
	Graphic Packaging Holding Co.	4,704,729	99,129
	MSA Safety Inc.	582,173	97,531
	Ryder System Inc.	612,317	97,358
	Fortune Brands Innovations Inc.	1,874,996	96,525
	Air Lease Corp. Class A	1,568,269	91,728
	Zurn Elkay Water Solutions Corp.	2,492,088	91,136
	JB Hunt Transport Services Inc.	618,615	88,833
*	Gates Industrial Corp. plc	3,817,999	87,929
*	GXO Logistics Inc.	1,783,899	86,876
*	Mohawk Industries Inc.	828,597	86,870
*	FTI Consulting Inc.	534,564	86,332
	GATX Corp.	556,641	85,478
	Vontier Corp.	2,305,895	85,088
	Louisiana-Pacific Corp.	976,468	83,966
	Moog Inc. Class A	441,077	79,822
	Silgan Holdings Inc.	1,334,511	72,304
*,1	Joby Aviation Inc.	6,789,692	71,631
	Belden Inc.	615,800	71,310
	Sealed Air Corp.	2,292,713	71,143
	Sensata Technologies Holding plc	2,280,812	68,675
	Sonoco Products Co.	1,537,713	66,983
	Arcosa Inc.	761,092	65,994
*	GMS Inc.	598,569	65,094
*	Mirion Technologies Inc. Class A	2,989,150	64,356
	Enpro Inc.	328,077	62,843
	Primoris Services Corp.	799,852	62,340
	Robert Half Inc.	1,513,184	62,116
	Maximus Inc.	878,545	61,674
	MSC Industrial Direct Co. Inc. Class A	695,101	59,098
	Korn Ferry	805,212	59,046
*	Amentum Holdings Inc.	2,465,866	58,219
	Matson Inc.	508,964	56,673
	Brunswick Corp.	1,024,055	56,569
*	OSI Systems Inc.	248,665	55,915
	Brink's Co.	622,080	55,546
	EnerSys	611,109	52,415
	ADT Inc.	6,094,254	51,618
*	Resideo Technologies Inc.	2,315,352	51,077
	Boise Cascade Co.	586,767	50,943
	HB Fuller Co.	844,921	50,822
	Otter Tail Corp.	653,329	50,365
	Griffon Corp.	659,883	47,756
	Atmus Filtration Technologies Inc.	1,288,833	46,939
	ABM Industries Inc.	970,253	45,806
	Terex Corp.	971,642	45,366
	McGrath RentCorp	383,761	44,501
*	Hayward Holdings Inc.	3,203,617	44,210
	Brady Corp. Class A	648,403	44,072
	UniFirst Corp.	233,967	44,037
	Western Union Co.	5,153,205	43,390
	AZZ Inc.	443,610	41,912
	Crane NXT Co.	760,229	40,976
*	Ralliant Corp.	816,440	39,589
*	WEX Inc.	266,954	39,213
	Alight Inc. Class A	6,583,576	37,263
	Atkore Inc.	524,664	37,015
*	AAR Corp.	534,750	36,785
	REV Group Inc.	765,393	36,425
*	Knife River Corp.	441,662	36,057
	EVERTEC Inc.	991,820	35,755
*	O-I Glass Inc.	2,411,688	35,548
	Trinity Industries Inc.	1,272,450	34,369
*	CoreCivic Inc.	1,616,804	34,066
	TriNet Group Inc.	452,753	33,114
65

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Albany International Corp. Class A	470,854	33,021
*	NCR Atleos Corp.	1,145,234	32,674
*	ASGN Inc.	648,739	32,392
	Granite Construction Inc.	340,965	31,884
	Insperity Inc.	527,972	31,742
	Hub Group Inc. Class A	898,591	30,040
	Standex International Corp.	188,211	29,451
	ManpowerGroup Inc.	721,592	29,152
	Pitney Bowes Inc.	2,543,361	27,748
	Kennametal Inc.	1,188,595	27,290
	ArcBest Corp.	339,351	26,133
*	Everus Construction Group Inc.	397,569	25,258
	Greif Inc. Class A	386,170	25,097
	Werner Enterprises Inc.	914,639	25,025
	Hillenbrand Inc.	1,098,461	22,046
*	Hillman Solutions Corp.	3,079,443	21,987
	Greenbrier Cos. Inc.	464,932	21,410
*	First Advantage Corp.	1,218,501	20,239
*	BrightView Holdings Inc.	1,114,397	18,555
*	Huron Consulting Group Inc.	134,460	18,494
	Helios Technologies Inc.	519,683	17,342
*	Janus International Group Inc.	2,073,083	16,875
	TriMas Corp.	570,435	16,320
	Schneider National Inc. Class B	646,669	15,617
	Astec Industries Inc.	356,544	14,864
*	Proto Labs Inc.	370,628	14,840
	Quanex Building Products Corp.	736,400	13,918
*	Thermon Group Holdings Inc.	490,107	13,762
	International Seaways Inc.	365,385	13,329
	Apogee Enterprises Inc.	319,544	12,974
*	Cimpress plc	271,521	12,762
*	AMN Healthcare Services Inc.	596,899	12,338
	Kforce Inc.	275,941	11,349
	Deluxe Corp.	697,546	11,098
	Vestis Corp.	1,746,431	10,007
*,1	Karman Holdings Inc.	156,839	7,900
*	Triumph Group Inc.	302,918	7,800
*,1	Centuri Holdings Inc.	310,990	6,979
	Gorman-Rupp Co.	174,195	6,396
	Hyster-Yale Inc.	155,584	6,189
*	American Woodmark Corp.	109,878	5,864
	Heartland Express Inc.	673,627	5,820
*	Forward Air Corp.	189,731	4,656
*,1	Voyager Technologies Inc. Class A	98,803	3,878
*	TaskUS Inc. Class A	175,537	2,942
	Greif Inc. Class B	33,724	2,327
	Kronos Worldwide Inc.	358,484	2,223
			12,257,456
Real Estate (8.6%)
	Kimco Realty Corp.	10,594,006	222,686
	WP Carey Inc.	3,414,044	212,968
	Regency Centers Corp.	2,830,186	201,594
	Gaming & Leisure Properties Inc.	4,070,641	190,018
	Healthpeak Properties Inc.	10,831,489	189,659
*	Jones Lang LaSalle Inc.	740,183	189,324
	Camden Property Trust	1,665,696	187,707
	BXP Inc.	2,468,427	166,545
	Omega Healthcare Investors Inc.	4,511,932	165,362
	EastGroup Properties Inc.	818,769	136,833
	Federal Realty Investment Trust	1,344,876	127,750
	NNN REIT Inc.	2,930,325	126,531
	Agree Realty Corp.	1,715,292	125,319
	Brixmor Property Group Inc.	4,771,756	124,257
	STAG Industrial Inc.	2,909,534	105,558
	Vornado Realty Trust	2,693,412	102,996
	First Industrial Realty Trust Inc.	2,064,198	99,350
*	Zillow Group Inc. Class C	1,417,898	99,324
	American Healthcare REIT Inc.	2,486,737	91,363
	Lamar Advertising Co. Class A	685,768	83,225
66

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Cousins Properties Inc.	2,617,903	78,616
	EPR Properties	1,185,995	69,096
	SL Green Realty Corp.	1,107,221	68,537
	Sabra Health Care REIT Inc.	3,709,670	68,406
	Macerich Co.	3,939,050	63,734
	Kilroy Realty Corp.	1,844,111	63,271
	Millrose Properties Inc.	1,923,099	54,828
	Rayonier Inc.	2,428,713	53,869
	Highwoods Properties Inc.	1,680,886	52,259
	Tanger Inc.	1,676,264	51,260
*	Compass Inc. Class A	8,126,893	51,037
[1]	HA Sustainable Infrastructure Capital Inc.	1,893,481	50,859
*	GEO Group Inc.	2,093,488	50,139
	COPT Defense Properties	1,759,922	48,539
	National Health Investors Inc.	691,602	48,495
	Broadstone Net Lease Inc.	2,800,551	44,949
*	Cushman & Wakefield plc	3,606,254	39,921
	Apple Hospitality REIT Inc.	3,338,349	38,959
	Acadia Realty Trust	2,041,820	37,917
	Douglas Emmett Inc.	2,480,127	37,301
	Americold Realty Trust Inc.	2,219,562	36,911
	Urban Edge Properties	1,960,562	36,584
	LXP Industrial Trust	4,380,553	36,183
	Outfront Media Inc.	2,214,141	36,135
	Phillips Edison & Co. Inc.	977,546	34,243
	Curbline Properties Corp.	1,476,369	33,705
[1]	Medical Properties Trust Inc.	7,025,324	30,279
	Park Hotels & Resorts Inc.	2,804,860	28,694
	DigitalBridge Group Inc.	2,745,823	28,419
	Newmark Group Inc. Class A	2,291,181	27,838
	LTC Properties Inc.	716,099	24,784
	DiamondRock Hospitality Co.	3,216,604	24,639
	Innovative Industrial Properties Inc.	436,723	24,116
	Getty Realty Corp.	864,392	23,892
	PotlatchDeltic Corp.	582,061	22,334
*	Zillow Group Inc. Class A	322,427	22,083
	Elme Communities	1,374,484	21,854
	Alexander & Baldwin Inc.	1,133,645	20,213
[1]	JBG SMITH Properties	1,138,983	19,704
	Apartment Investment & Management Co. Class A	2,098,880	18,155
	Empire State Realty Trust Inc. Class A	2,089,310	16,902
	InvenTrust Properties Corp.	604,678	16,568
	RLJ Lodging Trust	2,247,097	16,359
	Veris Residential Inc.	1,091,224	16,248
*	Uniti Group Inc.	3,635,577	15,706
	Centerspace	260,911	15,704
	Piedmont Realty Trust Inc.	1,939,671	14,140
	American Assets Trust Inc.	714,870	14,119
	Sunstone Hotel Investors Inc.	1,550,203	13,456
	Global Net Lease Inc.	1,740,060	13,137
	Marcus & Millichap Inc.	364,714	11,200
	eXp World Holdings Inc.	1,217,560	11,080
	Brandywine Realty Trust	2,561,665	10,990
	Xenia Hotels & Resorts Inc.	769,449	9,672
	Saul Centers Inc.	188,784	6,445
*	Forestar Group Inc.	277,452	5,549
	Bridge Investment Group Holdings Inc. Class A	521,960	5,225
	SITE Centers Corp.	388,412	4,393
	Alexander's Inc.	15,923	3,588
*,2	Spirit MTA REIT	334,911	30
			4,791,637
Technology (7.0%)
	Jabil Inc.	1,589,938	346,765
*	F5 Inc.	895,410	263,537
*	Akamai Technologies Inc.	2,279,493	181,812
	Skyworks Solutions Inc.	2,340,645	174,425
*	Rubrik Inc. Class A	1,828,084	163,778
*	CACI International Inc. Class A	342,846	163,435
	TD SYNNEX Corp.	1,177,574	159,797
67

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Leidos Holdings Inc.	1,003,425	158,300
*	EPAM Systems Inc.	839,104	148,370
*	Qorvo Inc.	1,450,344	123,149
	Teradyne Inc.	1,250,542	112,449
*	Arrow Electronics Inc.	808,766	103,061
	KBR Inc.	2,022,707	96,969
*	Sandisk Corp.	2,038,829	92,461
*	Cirrus Logic Inc.	803,866	83,807
	Science Applications International Corp.	735,383	82,811
*	CCC Intelligent Solutions Holdings Inc.	8,734,079	82,188
*	Sanmina Corp.	791,880	77,470
*	Kyndryl Holdings Inc.	1,813,966	76,114
*	Snap Inc. Class A	8,284,815	71,995
	Avnet Inc.	1,307,424	69,398
*	Insight Enterprises Inc.	497,790	68,737
*	TTM Technologies Inc.	1,505,303	61,446
*	Parsons Corp.	833,143	59,795
*	Plexus Corp.	422,362	57,150
	Dun & Bradstreet Holdings Inc.	5,219,996	47,450
	Concentrix Corp.	846,609	44,747
	Progress Software Corp.	670,826	42,826
*	DXC Technology Co.	2,684,813	41,051
*	Informatica Inc. Class A	1,606,962	39,130
*	IAC Inc.	1,039,090	38,800
*	Synaptics Inc.	570,910	37,006
	Amkor Technology Inc.	1,733,296	36,382
*	RingCentral Inc. Class A	1,186,880	33,648
*	Teradata Corp.	1,415,981	31,591
	Vishay Intertechnology Inc.	1,924,830	30,566
	CSG Systems International Inc.	429,197	28,031
*,1	Trump Media & Technology Group Corp.	1,547,884	27,924
*	NetScout Systems Inc.	1,056,472	26,211
*	IPG Photonics Corp.	364,739	25,039
*	NCR Voyix Corp.	2,040,320	23,933
	Adeia Inc.	1,607,071	22,724
*	ZoomInfo Technologies Inc. Class A	2,179,414	22,056
	Benchmark Electronics Inc.	534,638	20,760
*	Ziff Davis Inc.	656,179	19,863
*,1	SailPoint Inc.	867,742	19,837
*	Blackbaud Inc.	302,580	19,429
*	Verint Systems Inc.	938,554	18,461
*	Axcelis Technologies Inc.	250,463	17,455
*,1	SoundHound AI Inc. Class A	1,439,060	15,441
*	Couchbase Inc.	547,055	13,337
*	ScanSource Inc.	317,064	13,256
*	E2open Parent Holdings Inc.	3,868,728	12,496
*	Angi Inc. Class A	692,971	10,575
*	N-able Inc.	1,179,072	9,550
*	MaxLinear Inc. Class A	605,994	8,611
*,1	ServiceTitan Inc. Class A	58,773	6,299
*	Bumble Inc. Class A	804,736	5,303
[1]	Xerox Holdings Corp.	882,405	4,650
*	Vimeo Inc.	1,089,930	4,403
	Shutterstock Inc.	192,368	3,647
*,1	Getty Images Holdings Inc.	1,932,292	3,208
*,1	Wolfspeed Inc.	436,071	174
			3,905,089
Telecommunications (1.3%)
	Juniper Networks Inc.	5,213,299	208,167
*	Frontier Communications Parent Inc.	3,901,576	142,018
*,1	AST SpaceMobile Inc. Class A	2,792,334	130,486
*	Lumen Technologies Inc.	14,395,454	63,052
*	EchoStar Corp. Class A	2,067,764	57,277
	Telephone & Data Systems Inc.	1,334,598	47,485
*	Viavi Solutions Inc.	3,480,468	35,048
*	Viasat Inc.	1,930,220	28,181
*	United States Cellular Corp.	202,683	12,966
	Cable One Inc.	70,195	9,533
68

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Altice USA Inc. Class A	3,978,170	8,513
			742,726
Utilities (5.9%)
	NRG Energy Inc.	3,048,196	489,479
	Atmos Energy Corp.	2,349,422	362,069
*	Talen Energy Corp.	709,542	206,314
	Pinnacle West Capital Corp.	1,861,533	166,551
	Essential Utilities Inc.	4,370,709	162,328
	NiSource Inc.	3,669,339	148,021
	OGE Energy Corp.	3,138,914	139,305
	Evergy Inc.	1,790,967	123,451
	UGI Corp.	3,343,365	121,765
	National Fuel Gas Co.	1,408,679	119,329
	AES Corp.	9,994,528	105,143
	IDACORP Inc.	842,232	97,236
	Southwest Gas Holdings Inc.	1,005,160	74,774
*,1	NuScale Power Corp.	1,871,666	74,043
	TXNM Energy Inc.	1,300,183	73,226
	New Jersey Resources Corp.	1,564,888	70,138
	Portland General Electric Co.	1,707,421	69,373
	ONE Gas Inc.	934,378	67,144
	Spire Inc.	874,132	63,803
	Black Hills Corp.	1,130,485	63,420
	ALLETE Inc.	903,697	57,900
	MDU Resources Group Inc.	3,185,732	53,106
	MGE Energy Inc.	569,687	50,383
	Northwestern Energy Group Inc.	956,807	49,084
	Avista Corp.	1,256,066	47,668
	American States Water Co.	600,389	46,026
	Clearway Energy Inc. Class C	1,300,310	41,610
*	Hawaiian Electric Industries Inc.	2,689,368	28,588
*,1	Oklo Inc. Class A	454,858	25,468
	Northwest Natural Holding Co.	628,488	24,964
	Clearway Energy Inc. Class A	537,250	16,257
*	Sunrun Inc.	1,692,118	13,842
	Excelerate Energy Inc. Class A	349,213	10,239
			3,262,047
Total Common Stocks (Cost $43,042,851)			55,503,251
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[3,4]	Vanguard Market Liquidity Fund, 4.355% (Cost $685,175)	6,855,084	685,440
Total Investments (101.1%) (Cost $43,728,026)			56,188,691
Other Assets and Liabilities—Net (-1.1%)			(586,964)
Net Assets (100%)			55,601,727
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $581,915.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $607,619 was received for securities on loan.
REIT—Real Estate Investment Trust.
69

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	68	7,452	240
E-mini S&P Mid-Cap 400 Index	September 2025	50	15,627	472
				712

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AES Corp.	8/29/25	BANA	12,475	(4.335)	—	(879)
Albemarle Corp.	8/29/25	BANA	7,528	(4.337)	962	—
Atmos Energy Corp.	8/29/25	BANA	19,644	(4.337)	—	(28)
Blackstone Mortgage Trust Inc. Class A	1/30/26	GSI	9,230	(4.337)	221	—
CarMax Inc.	8/29/25	BANA	29,451	(4.335)	—	(618)
Invesco Ltd.	8/31/26	BANA	2,467	(4.984)	129	—
					1,312	(1,525)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $251 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
70

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $43,042,851)	55,503,251
Affiliated Issuers (Cost $685,175)	685,440
Total Investments in Securities	56,188,691
Investment in Vanguard	1,412
Cash	5,821
Cash Collateral Pledged—Futures Contracts	3,340
Cash Collateral Pledged—Over-the-Counter Swap Contracts	360
Receivables for Investment Securities Sold	137,002
Receivables for Accrued Income	76,444
Receivables for Capital Shares Issued	17,158
Variation Margin Receivable—Futures Contracts	10
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,312
Total Assets	56,431,550
Liabilities
Payables for Investment Securities Purchased	39,732
Collateral for Securities on Loan	607,619
Payables for Capital Shares Redeemed	29,395
Payables for Distributions	149,983
Payables to Vanguard	1,569
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,525
Total Liabilities	829,823
Net Assets	55,601,727
1 Includes $581,915 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.
71

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	48,199,004
Total Distributable Earnings (Loss)	7,402,723
Net Assets	55,601,727

Investor Shares—Net Assets
Applicable to 1,894,876 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	88,617
Net Asset Value Per Share—Investor Shares	$46.77

ETF Shares—Net Assets
Applicable to 150,709,653 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,387,631
Net Asset Value Per Share—ETF Shares	$195.00

Admiral™ Shares—Net Assets
Applicable to 238,502,807 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,983,582
Net Asset Value Per Share—Admiral Shares	$83.79

Institutional Shares—Net Assets
Applicable to 131,145,282 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,141,897
Net Asset Value Per Share—Institutional Shares	$46.83
See accompanying Notes, which are an integral part of the Financial Statements.
72

Small-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends	510,967
Interest[1]	1,744
Securities Lending—Net	7,637
Total Income	520,348
Expenses
The Vanguard Group—Note B
Investment Advisory Services	551
Management and Administrative—Investor Shares	80
Management and Administrative—ETF Shares	8,345
Management and Administrative—Admiral Shares	5,961
Management and Administrative—Institutional Shares	1,456
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	613
Marketing and Distribution—Admiral Shares	484
Marketing and Distribution—Institutional Shares	86
Custodian Fees	240
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	787
Shareholders’ Reports and Proxy Fees—Admiral Shares	190
Shareholders’ Reports and Proxy Fees—Institutional Shares	151
Trustees’ Fees and Expenses	15
Other Expenses	13
Total Expenses	18,976
Net Investment Income	501,372
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,487,004
Futures Contracts	(3,134)
Swap Contracts	25,781
Realized Net Gain (Loss)	1,509,651
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,362,526)
Futures Contracts	1,920
Swap Contracts	(8,751)
Change in Unrealized Appreciation (Depreciation)	(2,369,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	(358,334)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,541, $20, and ($65), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,316,850 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
73

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	501,372	1,117,071
Realized Net Gain (Loss)	1,509,651	1,581,586
Change in Unrealized Appreciation (Depreciation)	(2,369,357)	3,664,990
Net Increase (Decrease) in Net Assets Resulting from Operations	(358,334)	6,363,647
Distributions
Investor Shares	(941)	(1,860)
ETF Shares	(326,640)	(599,192)
Admiral Shares	(221,675)	(413,920)
Institutional Shares	(67,260)	(120,837)
Total Distributions	(616,516)	(1,135,809)
Capital Share Transactions
Investor Shares	(6,961)	(24,381)
ETF Shares	(1,194,654)	1,336,233
Admiral Shares	(557,951)	(463,786)
Institutional Shares	4,074	123,628
Net Increase (Decrease) from Capital Share Transactions	(1,755,492)	971,694
Total Increase (Decrease)	(2,730,342)	6,199,532
Net Assets
Beginning of Period	58,332,069	52,132,537
End of Period	55,601,727	58,332,069
See accompanying Notes, which are an integral part of the Financial Statements.
74

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.54	$43.17	$38.09	$42.87	$34.08	$32.86
Investment Operations
Net Investment Income[1]	.388	.861	.855	.722	.724	.550
Net Realized and Unrealized Gain (Loss) on Investments	(.671)	4.393	5.089	(4.777)	8.767	1.208
Total from Investment Operations	(.283)	5.254	5.944	(4.055)	9.491	1.758
Distributions
Dividends from Net Investment Income	(.487)	(.884)	(.864)	(.725)	(.701)	(.538)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.487)	(.884)	(.864)	(.725)	(.701)	(.538)
Net Asset Value, End of Period	$46.77	$47.54	$43.17	$38.09	$42.87	$34.08
Total Return[2]	-0.57%	12.25%	15.86%	-9.43%	27.96%	5.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89	$97	$112	$149	$208	$234
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%[3]	0.19%[3]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.89%	2.18%	1.83%	1.78%	1.98%
Portfolio Turnover Rate[4]	11%	16%	16%	13%	16%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
75

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$198.22	$180.00	$158.84	$178.77	$142.13	$137.05
Investment Operations
Net Investment Income[1]	1.733	3.865	3.809	3.273	3.131	2.584
Net Realized and Unrealized Gain (Loss) on Investments	(2.800)	18.275	21.159	(19.975)	36.640	4.884
Total from Investment Operations	(1.067)	22.140	24.968	(16.702)	39.771	7.468
Distributions
Dividends from Net Investment Income	(2.153)	(3.920)	(3.808)	(3.228)	(3.131)	(2.388)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.153)	(3.920)	(3.808)	(3.228)	(3.131)	(2.388)
Net Asset Value, End of Period	$195.00	$198.22	$180.00	$158.84	$178.77	$142.13
Total Return	-0.51%	12.39%	16.00%	-9.29%	28.07%	5.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,388	$31,120	$27,036	$23,786	$26,854	$17,837
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.02%	2.33%	1.99%	1.84%	2.23%
Portfolio Turnover Rate[3]	11%	16%	16%	13%	16%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
76

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$85.17	$77.34	$68.25	$76.81	$61.07	$58.89
Investment Operations
Net Investment Income[1]	.744	1.654	1.630	1.403	1.381	1.058
Net Realized and Unrealized Gain (Loss) on Investments	(1.199)	7.860	9.096	(8.576)	15.704	2.148
Total from Investment Operations	(.455)	9.514	10.726	(7.173)	17.085	3.206
Distributions
Dividends from Net Investment Income	(.925)	(1.684)	(1.636)	(1.387)	(1.345)	(1.026)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.925)	(1.684)	(1.636)	(1.387)	(1.345)	(1.026)
Net Asset Value, End of Period	$83.79	$85.17	$77.34	$68.25	$76.81	$61.07
Total Return[2]	-0.51%	12.39%	15.99%	-9.31%	28.09%	5.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,984	$20,889	$19,421	$17,505	$19,307	$14,314
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.02%	2.32%	1.99%	1.89%	2.13%
Portfolio Turnover Rate[4]	11%	16%	16%	13%	16%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
77

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.61	$43.23	$38.15	$42.94	$34.14	$32.92
Investment Operations
Net Investment Income[1]	.417	.930	.915	.796	.781	.597
Net Realized and Unrealized Gain (Loss) on Investments	(.677)	4.396	5.083	(4.806)	8.775	1.199
Total from Investment Operations	(.260)	5.326	5.998	(4.010)	9.556	1.796
Distributions
Dividends from Net Investment Income	(.520)	(.946)	(.918)	(.780)	(.756)	(.576)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.520)	(.946)	(.918)	(.780)	(.756)	(.576)
Net Asset Value, End of Period	$46.83	$47.61	$43.23	$38.15	$42.94	$34.14
Total Return	-0.52%	12.41%	15.99%	-9.31%	28.11%	5.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,142	$6,225	$5,564	$4,797	$4,733	$3,774
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.98%	2.03%	2.33%	2.02%	1.91%	2.14%
Portfolio Turnover Rate[3]	11%	16%	16%	13%	16%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
78

Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
79

Small-Cap Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,412,000, representing less than 0.01% of the fund’s net assets and 0.56% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
80

Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	55,503,221	—	30	55,503,251
Temporary Cash Investments	685,440	—	—	685,440
Total	56,188,661	—	30	56,188,691

Derivative Financial Instruments
Assets
Futures Contracts[1]	712	—	—	712
Swap Contracts	—	1,312	—	1,312
Total	712	1,312	—	2,024
Liabilities
Swap Contracts	—	(1,525)	—	(1,525)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,789,924
Gross Unrealized Appreciation	16,327,840
Gross Unrealized Depreciation	(3,928,574)
Net Unrealized Appreciation (Depreciation)	12,399,266
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $6,466,169,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $6,273,178,000 of investment securities and sold $6,584,463,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,974,517,000 and $4,254,637,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $3,146,975,000 and sales were $369,091,000, resulting in net realized loss of $108,058,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,011	108	12,423	271
Issued in Lieu of Cash Distributions	941	21	1,860	40
Redeemed	(12,913)	(280)	(38,664)	(865)
Net Increase (Decrease)—Investor Shares	(6,961)	(151)	(24,381)	(554)
ETF Shares
Issued	3,068,660	16,209	6,313,921	33,374
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,263,314)	(22,500)	(4,977,688)	(26,575)
Net Increase (Decrease)—ETF Shares	(1,194,654)	(6,291)	1,336,233	6,799
81

Small-Cap Value Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,163,165	14,197	2,487,518	30,384
Issued in Lieu of Cash Distributions	194,420	2,364	362,128	4,394
Redeemed	(1,915,536)	(23,320)	(3,313,432)	(40,615)
Net Increase (Decrease)—Admiral Shares	(557,951)	(6,759)	(463,786)	(5,837)
Institutional Shares
Issued	499,602	10,993	1,091,213	23,554
Issued in Lieu of Cash Distributions	64,381	1,400	116,110	2,519
Redeemed	(559,909)	(12,013)	(1,083,695)	(24,011)
Net Increase (Decrease)—Institutional Shares	4,074	380	123,628	2,062
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q482 082025
82

Financial Statements
For the six-months ended June 30, 2025
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

Contents
Extended Market Index Fund	1
Mid-Cap Index Fund	66
Mid-Cap Growth Index Fund	85
Mid-Cap Value Index Fund	98

Extended Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (4.4%)
*	ROBLOX Corp. Class A	8,544,978	898,932
*	Trade Desk Inc. Class A	6,908,223	497,323
*	Liberty Media Corp.-Liberty Formula One Class C	3,498,461	365,589
*	Pinterest Inc. Class A	9,155,336	328,310
*	Reddit Inc. Class A	1,697,650	255,615
*	Roku Inc.	1,997,751	175,582
*	Liberty Broadband Corp. Class C	1,763,883	173,531
*	Snap Inc. Class A	16,391,735	142,444
	New York Times Co. Class A	2,498,943	139,891
*,1	AST SpaceMobile Inc. Class A	2,946,937	137,710
*	Frontier Communications Parent Inc.	3,421,047	124,526
	Sirius XM Holdings Inc.	3,390,844	77,888
	Nexstar Media Group Inc. Class A	436,486	75,490
*	Lumen Technologies Inc.	15,827,888	69,326
	Warner Music Group Corp. Class A	2,248,206	61,241
*	Liberty Media Corp.-Liberty Live Class C	714,269	57,970
*	EchoStar Corp. Class A	2,071,054	57,368
	Telephone & Data Systems Inc.	1,524,763	54,251
*	Madison Square Garden Sports Corp.	258,366	53,986
	Iridium Communications Inc.	1,673,306	50,484
[1]	Cinemark Holdings Inc.	1,559,898	47,078
*	Magnite Inc.	1,939,403	46,778
*	Cargurus Inc. Class A	1,300,431	43,525
	TEGNA Inc.	2,467,215	41,351
*	ZoomInfo Technologies Inc. Class A	4,004,545	40,526
*	IAC Inc.	1,008,209	37,647
*	Yelp Inc. Class A	982,708	33,677
	Cogent Communications Holdings Inc.	653,447	31,503
*	DoubleVerify Holdings Inc.	2,098,603	31,416
*	Liberty Global Ltd. Class C	2,840,102	29,281
*	Liberty Media Corp.-Liberty Formula One Class A	305,433	29,004
	John Wiley & Sons Inc. Class A	634,530	28,319
*,1	Trump Media & Technology Group Corp.	1,430,482	25,806
*	Madison Square Garden Entertainment Corp. Class A	623,264	24,912
*	Liberty Media Corp.-Liberty Live Class A	308,078	24,486
*	TripAdvisor Inc.	1,820,073	23,752
*	Atlanta Braves Holdings Inc. Class C	470,083	21,986
	IDT Corp. Class B	319,644	21,838
*	Liberty Broadband Corp. Class A	217,791	21,304
*	AMC Entertainment Holdings Inc. Class A	6,769,777	20,986
*	fuboTV Inc.	5,268,843	20,338
*	Lionsgate Studios Corp.	3,452,837	20,061
*	Liberty Global Ltd. Class A	2,001,899	20,039
*	Ziff Davis Inc.	650,580	19,693
*	Globalstar Inc.	779,596	18,359
*	Sphere Entertainment Co.	420,366	17,571
*,1	Rumble Inc.	1,633,934	14,673
*	QuinStreet Inc.	885,453	14,256
*	United States Cellular Corp.	216,553	13,853
*	Gogo Inc.	924,477	13,571
*,1	Atlanta Braves Holdings Inc. Class A	266,645	13,122
*	Cars.com Inc.	903,432	10,706
*	EverQuote Inc. Class A	422,104	10,206
	Shenandoah Telecommunications Co.	731,998	9,999
*	Liberty Latin America Ltd. Class C	1,596,244	9,929
*	Angi Inc. Class A	650,459	9,926
	Cable One Inc.	72,382	9,830
*	Integral Ad Science Holding Corp.	1,154,858	9,597
*	Vimeo Inc.	2,357,379	9,524

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Grindr Inc.	396,266	8,995
	Sinclair Inc.	640,781	8,856
*	Altice USA Inc. Class A	3,932,069	8,415
*	Bumble Inc. Class A	1,222,586	8,057
*	PubMatic Inc. Class A	637,645	7,932
*	Thryv Holdings Inc.	632,987	7,697
	Scholastic Corp.	365,547	7,669
*	Anterix Inc.	296,887	7,615
*	Stagwell Inc. Class A	1,622,720	7,302
	Shutterstock Inc.	378,544	7,177
	National CineMedia Inc.	1,415,180	6,857
*	Gannett Co. Inc.	1,912,452	6,847
*	Bandwidth Inc. Class A	426,306	6,778
	Marcus Corp.	384,084	6,476
	Gray Media Inc.	1,335,910	6,052
*	ZipRecruiter Inc. Class A	1,196,244	5,993
*	Liberty Latin America Ltd. Class A	968,502	5,908
*	Clear Channel Outdoor Holdings Inc.	4,949,798	5,791
*	MediaAlpha Inc. Class A	518,221	5,675
	Spok Holdings Inc.	318,595	5,633
*	Nextdoor Holdings Inc.	3,376,815	5,605
*	Boston Omaha Corp. Class A	334,823	4,701
*	Reservoir Media Inc.	545,886	4,187
	Playtika Holding Corp.	812,946	3,845
*	Ibotta Inc. Class A	94,300	3,451
*	TechTarget Inc.	433,610	3,369
	Starz Entertainment Corp.	198,131	3,184
*	WideOpenWest Inc.	772,477	3,136
*	AMC Networks Inc. Class A	489,748	3,071
*	iHeartMedia Inc. Class A	1,737,886	3,059
*	Eventbrite Inc. Class A	1,149,641	3,024
*	EW Scripps Co. Class A	934,720	2,748
	ATN International Inc.	163,301	2,654
	CuriosityStream Inc.	451,181	2,540
*	Vivid Seats Inc. Class A	1,473,759	2,491
*	TrueCar Inc.	1,237,774	2,352
*	Playstudios Inc.	1,760,344	2,306
	Entravision Communications Corp. Class A	961,665	2,231
*,1	Webtoon Entertainment Inc.	230,609	2,094
*,1	Arena Group Holdings Inc.	335,519	2,080
*	DHI Group Inc.	571,362	1,697
	Emerald Holding Inc.	331,961	1,610
	Townsquare Media Inc. Class A	179,639	1,421
*,1	Skillz Inc. Class A	202,677	1,382
*	Travelzoo	106,066	1,350
*	Marchex Inc. Class B	600,216	1,296
*,1	Cardlytics Inc.	776,564	1,277
*	Teads Holding Co.	507,226	1,258
*,1	Getty Images Holdings Inc.	715,974	1,188
*	Advantage Solutions Inc.	888,883	1,173
*	Gaia Inc. Class A	223,824	983
*,1	PSQ Holdings Inc. Class A	441,935	906
	Saga Communications Inc. Class A	69,605	905
*	LiveOne Inc.	1,165,352	880
*,1	Asset Entities Inc. Class B	211,491	793
*	Cineverse Corp. Class A	165,062	789
*,1	Golden Matrix Group Inc.	441,027	750
*,1,2	NII Holdings Inc.	1,297,367	649
*	Zedge Inc. Class B	160,996	646
*	GameSquare Holdings Inc.	731,506	636
*	SurgePays Inc.	189,931	593
*	iQSTEL Inc.	52,625	510
	John Wiley & Sons Inc. Class B	11,196	505
*	IZEA Worldwide Inc.	196,466	495
*	Giftify Inc.	321,394	482
*	BuzzFeed Inc. Class A	236,564	473
*,1	Mega Matrix Inc. Class A	396,268	460
*	Lee Enterprises Inc.	69,387	441
*,1	MNTN Inc. Class A	19,689	431
*	Harte Hanks Inc.	101,383	403

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Reading International Inc. Class A	253,566	340
*	Kartoon Studios Inc.	445,651	331
*	comScore Inc.	49,239	237
*	Creative Realities Inc.	67,477	227
*	Fluent Inc.	109,805	220
*	KORE Group Holdings Inc.	90,075	215
*	DallasNews Corp.	45,068	194
*	Intelligent Protection Management Corp.	99,785	189
*	Urban One Inc. Class A	109,006	177
*,1	System1 Inc.	29,204	161
*	SPAR Group Inc.	164,482	158
*	Stran & Co. Inc.	106,525	154
*	PodcastOne Inc.	51,510	125
*	Mediaco Holding Inc. Class A	47,441	52
*	Dolphin Entertainment Inc.	45,077	52
*	Society Pass Inc.	27,012	37
*,1	Motorsport Games Inc. Class A	10,638	31
*	NextPlat Corp.	40,418	29
*	Direct Digital Holdings Inc. Class A	45,658	26
*,1	LQR House Inc.	13,478	20
*	Reading International Inc. Class B	1,889	19
*	Gaxos.ai Inc.	12,731	18
*	Snail Inc. Class A	11,787	16
*,1	Beasley Broadcast Group Inc. Class A	3,345	14
*,1	Hwh International Inc.	10,417	13
*	Urban One Inc.	14,550	9
*	TruGolf Holdings Inc. Class A	946	5
*,1	Moving Image Technologies Inc.	3,471	2
*,1	Super League Enterprise Inc.	520	2
*,2	GCI Liberty Inc.	1,314,578	—
			4,921,193
Consumer Discretionary (10.7%)
*	Flutter Entertainment plc	2,722,982	778,119
*	Carvana Co.	1,914,578	645,136
*	DraftKings Inc. Class A	7,652,561	328,218
*	Duolingo Inc. Class A	605,192	248,141
*	Burlington Stores Inc.	970,999	225,893
	Somnigroup International Inc.	3,181,056	216,471
	Texas Roadhouse Inc. Class A	1,021,500	191,439
	Service Corp. International	2,194,143	178,603
	Toll Brothers Inc.	1,530,340	174,658
*	Rivian Automotive Inc. Class A	12,657,684	173,917
	Dick's Sporting Goods Inc.	870,425	172,179
	Aramark	4,036,712	169,017
*,1	GameStop Corp. Class A	6,277,518	153,109
	Wingstop Inc.	430,168	144,855
*	TopBuild Corp.	438,024	141,806
*	Planet Fitness Inc. Class A	1,292,730	140,972
	Lithia Motors Inc. Class A	400,936	135,444
*	Dutch Bros Inc. Class A	1,956,726	133,781
*	Chewy Inc. Class A	3,070,536	130,866
*	Skechers USA Inc. Class A	2,006,530	126,612
*	Floor & Decor Holdings Inc. Class A	1,660,329	126,119
*	Light & Wonder Inc.	1,301,201	125,254
*	Ollie's Bargain Outlet Holdings Inc.	947,626	124,878
*	Brinker International Inc.	685,079	123,540
	Autoliv Inc.	1,095,357	122,570
	BorgWarner Inc.	3,383,984	113,296
	H&R Block Inc.	2,063,512	113,266
	Murphy USA Inc.	277,067	112,711
	Churchill Downs Inc.	1,113,615	112,475
*	Five Below Inc.	849,036	111,377
*	Bright Horizons Family Solutions Inc.	883,555	109,199
*	Cava Group Inc.	1,266,644	106,689
	Bath & Body Works Inc.	3,283,479	98,373
*	Mattel Inc.	4,985,624	98,316
	Wyndham Hotels & Resorts Inc.	1,185,287	96,257
*	Stride Inc.	661,785	96,085
*	Taylor Morrison Home Corp. Class A	1,544,967	94,892

Extended Market Index Fund
		Shares	Market Value• ($000)
	Vail Resorts Inc.	575,773	90,471
	Hyatt Hotels Corp. Class A	645,979	90,211
*	Crocs Inc.	864,418	87,548
*	Shake Shack Inc. Class A	620,333	87,219
[1]	Whirlpool Corp.	856,598	86,876
	Group 1 Automotive Inc.	195,100	85,202
*	Wayfair Inc. Class A	1,599,261	81,786
*	Grand Canyon Education Inc.	430,680	81,399
*	Etsy Inc.	1,608,391	80,677
*	Modine Manufacturing Co.	811,230	79,906
	Lear Corp.	824,444	78,306
	Gentex Corp.	3,471,294	76,334
*	AutoNation Inc.	382,071	75,898
	Gap Inc.	3,426,453	74,731
	Meritage Homes Corp.	1,108,292	74,222
*	Valvoline Inc.	1,959,156	74,193
	Boyd Gaming Corp.	936,645	73,274
[1]	Thor Industries Inc.	821,156	72,927
*	Asbury Automotive Group Inc.	302,754	72,219
*	Boot Barn Holdings Inc.	472,065	71,754
*	Adtalem Global Education Inc.	554,058	70,493
*	Frontdoor Inc.	1,134,453	66,865
	Installed Building Products Inc.	351,805	63,437
*	Urban Outfitters Inc.	871,229	63,199
*	Abercrombie & Fitch Co. Class A	735,203	60,912
	VF Corp.	5,110,353	60,047
	KB Home	1,105,035	58,534
*	Life Time Group Holdings Inc.	1,895,595	57,493
	Brunswick Corp.	1,013,086	55,963
*	Cavco Industries Inc.	123,578	53,686
	Signet Jewelers Ltd.	662,402	52,694
	Travel + Leisure Co.	1,018,993	52,590
*	Dorman Products Inc.	418,526	51,341
*	Champion Homes Inc.	814,700	51,008
	Kontoor Brands Inc.	770,272	50,815
	PVH Corp.	739,297	50,716
	ADT Inc.	5,967,701	50,546
	Macy's Inc.	4,288,866	50,008
	Graham Holdings Co. Class B	52,058	49,256
	Penske Automotive Group Inc.	283,834	48,766
*	Laureate Education Inc.	2,040,023	47,696
	Patrick Industries Inc.	515,173	47,535
*	M/I Homes Inc.	412,106	46,205
	Academy Sports & Outdoors Inc.	1,025,037	45,932
*	Goodyear Tire & Rubber Co.	4,400,978	45,638
*	Tri Pointe Homes Inc.	1,397,005	44,634
*,1	QuantumScape Corp. Class A	6,624,039	44,514
*	RH	234,192	44,265
*	Six Flags Entertainment Corp.	1,452,911	44,212
[1]	Cheesecake Factory Inc.	702,907	44,044
[1]	Choice Hotels International Inc.	339,981	43,137
	Advance Auto Parts Inc.	924,834	42,996
*	Peloton Interactive Inc. Class A	5,889,324	40,872
*	YETI Holdings Inc.	1,283,010	40,440
*	Penn Entertainment Inc.	2,250,058	40,209
	Harley-Davidson Inc.	1,689,853	39,881
	Red Rock Resorts Inc. Class A	765,570	39,833
*	Visteon Corp.	421,613	39,336
*,1	Lucid Group Inc. Class A	18,330,579	38,678
*	Hilton Grand Vacations Inc.	891,380	37,019
	LCI Industries	389,730	35,539
	Marriott Vacations Worldwide Corp.	490,194	35,446
	Newell Brands Inc.	6,458,524	34,876
	Dana Inc.	2,006,620	34,414
	Polaris Inc.	822,731	33,444
	OneSpaWorld Holdings Ltd.	1,590,925	32,439
*	Capri Holdings Ltd.	1,829,648	32,385
	Strategic Education Inc.	369,923	31,492
*	Foot Locker Inc.	1,276,841	31,283
*	Warby Parker Inc. Class A	1,422,592	31,197

Extended Market Index Fund
		Shares	Market Value• ($000)
	Perdoceo Education Corp.	950,382	31,068
[1]	Acushnet Holdings Corp.	409,927	29,851
*	Green Brick Partners Inc.	468,013	29,429
	Columbia Sportswear Co.	474,011	28,953
	Wendy's Co.	2,484,453	28,372
*	National Vision Holdings Inc.	1,224,330	28,172
	Levi Strauss & Co. Class A	1,511,256	27,943
*,1	Mobileye Global Inc. Class A	1,544,934	27,778
	Phinia Inc.	616,048	27,408
	Steven Madden Ltd.	1,124,119	26,956
*	Adient plc	1,309,062	25,474
*	Hanesbrands Inc.	5,440,533	24,918
	Papa John's International Inc.	505,030	24,716
*	Sweetgreen Inc. Class A	1,638,351	24,379
	La-Z-Boy Inc.	635,747	23,631
	American Eagle Outfitters Inc.	2,441,181	23,484
	Century Communities Inc.	416,936	23,482
*	Under Armour Inc. Class C	3,590,919	23,305
*	Victoria's Secret & Co.	1,236,454	22,899
*	Universal Technical Institute Inc.	670,486	22,723
	Wolverine World Wide Inc.	1,250,072	22,601
	Buckle Inc.	466,581	21,159
*	Rush Street Interactive Inc.	1,393,891	20,769
	Cracker Barrel Old Country Store Inc.	339,980	20,766
*	United Parks & Resorts Inc.	439,280	20,712
	Upbound Group Inc.	796,188	19,984
*	Sonos Inc.	1,847,066	19,967
*	Sabre Corp.	6,013,712	19,003
[1]	Dillard's Inc. Class A	45,303	18,929
	Garrett Motion Inc.	1,789,684	18,810
	Leggett & Platt Inc.	2,089,824	18,641
*	Everi Holdings Inc.	1,302,666	18,550
*	Topgolf Callaway Brands Corp.	2,222,118	17,888
	Sonic Automotive Inc. Class A	222,417	17,778
	Carter's Inc.	564,755	17,016
	Winmark Corp.	44,975	16,983
	Monarch Casino & Resort Inc.	195,965	16,939
*	Coursera Inc.	1,921,297	16,831
*	Fox Factory Holding Corp.	643,883	16,702
	Camping World Holdings Inc. Class A	970,227	16,678
*	LGI Homes Inc.	317,533	16,359
*	BJ's Restaurants Inc.	340,669	15,194
[1]	Kohl's Corp.	1,721,395	14,597
*	Sally Beauty Holdings Inc.	1,549,553	14,349
*	Gentherm Inc.	475,027	13,439
*	G-III Apparel Group Ltd.	584,420	13,091
*	Dave & Buster's Entertainment Inc.	431,135	12,969
	Winnebago Industries Inc.	440,545	12,776
*,1	Groupon Inc.	377,163	12,616
*	Revolve Group Inc. Class A	625,131	12,534
*	XPEL Inc.	345,575	12,406
	Matthews International Corp. Class A	488,140	11,671
*	ThredUp Inc. Class A	1,495,352	11,200
*	Dream Finders Homes Inc. Class A	433,637	10,897
*	Figs Inc. Class A	1,921,341	10,836
*	Portillo's Inc. Class A	908,612	10,603
*	Accel Entertainment Inc. Class A	879,181	10,348
*	First Watch Restaurant Group Inc.	641,253	10,286
*	Lincoln Educational Services Corp.	445,702	10,273
*	Helen of Troy Ltd.	357,052	10,133
*	Udemy Inc.	1,411,057	9,920
	Bloomin' Brands Inc.	1,145,831	9,866
*	Under Armour Inc. Class A	1,432,673	9,785
	Standard Motor Products Inc.	317,473	9,753
*	Pursuit Attractions & Hospitality Inc.	336,189	9,692
	Ethan Allen Interiors Inc.	346,739	9,657
*	Beazer Homes USA Inc.	430,902	9,639
*	Malibu Boats Inc. Class A	305,412	9,572
	Build-A-Bear Workshop Inc.	181,914	9,379
	Carriage Services Inc. Class A	200,783	9,184

Extended Market Index Fund
		Shares	Market Value• ($000)
	Sturm Ruger & Co. Inc.	250,262	8,984
	Golden Entertainment Inc.	304,027	8,948
*	Mister Car Wash Inc.	1,471,480	8,844
	Oxford Industries Inc.	219,038	8,816
*	American Public Education Inc.	283,955	8,649
*	Global Business Travel Group I	1,337,241	8,425
*	ODP Corp.	452,825	8,210
*,1	Kura Sushi USA Inc. Class A	92,458	7,959
*	Hovnanian Enterprises Inc. Class A	72,034	7,531
*	American Axle & Manufacturing Holdings Inc.	1,837,978	7,499
*,1	GigaCloud Technology Inc. Class A	378,897	7,495
*	MarineMax Inc.	293,745	7,385
*	Arhaus Inc. Class A	848,127	7,353
*	EVgo Inc. Class A	1,973,663	7,204
*	PlayAGS Inc.	574,675	7,178
*	RealReal Inc.	1,488,710	7,131
	Monro Inc.	470,054	7,008
*	Lindblad Expeditions Holdings Inc.	583,754	6,812
*	America's Car-Mart Inc.	118,037	6,615
*	Stitch Fix Inc. Class A	1,772,063	6,557
	A-Mark Precious Metals Inc.	285,252	6,327
	Caleres Inc.	517,719	6,327
	Dine Brands Global Inc.	246,455	5,996
	Smith & Wesson Brands Inc.	683,587	5,934
*	Cooper-Standard Holdings Inc.	265,567	5,710
*	Beyond Inc.	811,121	5,581
	Shoe Carnival Inc.	285,310	5,338
[1]	Jack in the Box Inc.	305,277	5,330
	RCI Hospitality Holdings Inc.	136,082	5,187
	Cricut Inc. Class A	743,324	5,032
[1]	Guess? Inc.	407,891	4,931
*,1	Solid Power Inc.	2,201,035	4,820
	Arko Corp.	1,113,333	4,709
*	Potbelly Corp.	375,730	4,603
	Nathan's Famous Inc.	41,497	4,589
	Haverty Furniture Cos. Inc.	220,604	4,489
*,1	Serve Robotics Inc.	378,395	4,329
*,1	Savers Value Village Inc.	412,473	4,207
*,1	Soho House & Co. Inc. Class A	563,690	4,143
*	El Pollo Loco Holdings Inc.	374,802	4,127
*	Legacy Housing Corp.	179,678	4,071
*	Lovesac Co.	221,089	4,024
*	Petco Health & Wellness Co. Inc. Class A	1,391,063	3,937
[1]	Krispy Kreme Inc.	1,351,484	3,933
*	KinderCare Learning Cos. Inc.	384,283	3,881
*	MasterCraft Boat Holdings Inc.	205,734	3,823
*	Latham Group Inc.	594,482	3,793
	Movado Group Inc.	241,301	3,680
*	Barnes & Noble Education Inc.	311,091	3,662
*	Target Hospitality Corp.	512,701	3,650
*	Strattec Security Corp.	58,458	3,637
*	Citi Trends Inc.	108,795	3,633
	Weyco Group Inc.	104,526	3,466
*	Zumiez Inc.	258,824	3,432
[1]	Lucky Strike Entertainment Corp.	372,912	3,405
*	Biglari Holdings Inc. Class B	11,330	3,311
*	Motorcar Parts of America Inc.	292,076	3,271
*	Denny's Corp.	789,486	3,237
*	Inspired Entertainment Inc.	390,783	3,193
*	Genesco Inc.	160,988	3,170
*,1	OneWater Marine Inc. Class A	213,365	2,857
*	European Wax Center Inc. Class A	504,280	2,839
*	Stoneridge Inc.	398,986	2,809
*	Xponential Fitness Inc. Class A	373,926	2,801
*	Funko Inc. Class A	576,300	2,743
*	Smith Douglas Homes Corp. Class A	140,160	2,722
	JAKKS Pacific Inc.	129,899	2,699
	Johnson Outdoors Inc. Class A	85,842	2,598
*,1	Faraday Future Intelligent Electric Inc. Class A	1,429,446	2,401
	Rocky Brands Inc.	108,131	2,399

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Sleep Number Corp.	340,808	2,302
*,1	1-800-Flowers.com Inc. Class A	422,182	2,077
*	American Outdoor Brands Inc.	197,675	2,066
*	Tile Shop Holdings Inc.	323,611	2,058
*	Nerdy Inc.	1,234,262	2,012
	Flexsteel Industries Inc.	54,815	1,975
*,1	Luminar Technologies Inc. Class A	684,846	1,965
*	Chegg Inc.	1,607,387	1,945
	Bassett Furniture Industries Inc.	124,057	1,886
*	Sportsman's Warehouse Holdings Inc.	542,914	1,873
*	Lands' End Inc.	174,736	1,871
	Escalade Inc.	127,326	1,780
	Hooker Furnishings Corp.	168,196	1,780
*	Holley Inc.	881,591	1,763
	Hamilton Beach Brands Holding Co. Class A	98,126	1,755
[1]	Lakeland Industries Inc.	127,002	1,728
	J. Jill Inc.	118,028	1,728
*,1	Full House Resorts Inc.	464,696	1,701
*	BARK Inc.	1,911,264	1,681
*	Traeger Inc.	983,332	1,681
*	Outdoor Holding Co.	1,303,598	1,669
*	Playboy Inc.	1,009,879	1,636
	Superior Group of Cos. Inc.	158,702	1,635
*	GoPro Inc. Class A	2,138,367	1,619
	Clarus Corp.	451,884	1,568
*,1	iRobot Corp.	462,508	1,448
*	ONE Group Hospitality Inc.	350,236	1,418
	Marine Products Corp.	165,436	1,408
*	Red Robin Gourmet Burgers Inc.	236,833	1,371
[1]	Designer Brands Inc. Class A	522,450	1,243
*	Leslie's Inc.	2,947,957	1,238
*	Universal Electronics Inc.	180,911	1,198
*	1stdibs.com Inc.	423,889	1,166
*	Biglari Holdings Inc. Class A	828	1,159
*,1	Bally's Corp.	116,347	1,115
*	Unifi Inc.	211,835	1,106
	Lifetime Brands Inc.	205,741	1,049
*	PetMed Express Inc.	308,394	1,024
*	Fossil Group Inc.	651,683	964
	Canterbury Park Holding Corp.	50,071	963
*	Destination XL Group Inc.	784,133	870
*,1	GrowGeneration Corp.	917,476	858
*,1	Children's Place Inc.	191,068	846
*	Century Casinos Inc.	390,057	825
*	Vera Bradley Inc.	363,887	804
*,1	RumbleON Inc. Class B	317,689	734
*,1	Allbirds Inc. Class A	69,069	734
	Cato Corp. Class A	255,761	719
*	United Homes Group Inc. Class A	236,253	685
*,1	Regis Corp.	29,872	666
*	Purple Innovation Inc. Class A	873,128	637
*	Duluth Holdings Inc. Class B	296,363	622
*,1	Classover Holdings Inc. Class B	205,642	605
*	Culp Inc.	147,833	581
*	CarParts.com Inc.	748,942	554
	Crown Crafts Inc.	184,550	530
*	Koss Corp.	98,202	501
*,1	Lazydays Holdings Inc.	2,054,125	500
*,1	Torrid Holdings Inc.	168,747	498
*	Rave Restaurant Group Inc.	176,306	485
*	Envela Corp.	79,294	485
*,1	Tilly's Inc. Class A	332,060	458
*	Big 5 Sporting Goods Corp.	317,636	451
*	Sypris Solutions Inc.	191,121	422
*,1	Sonder Holdings Inc.	151,142	408
*	Noodles & Co. Class A	539,074	384
*	Inspirato Inc. Class A	108,919	372
*	Ark Restaurants Corp.	38,656	353
*,1	Grove Collaborative Holdings Class A	307,237	353
*,1	Live Ventures Inc.	20,027	348

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Cenntro Inc.	388,828	301
	Flanigan's Enterprises Inc.	8,550	297
*	QVC Group Inc.	103,376	284
*,1	Legacy Education Inc.	23,456	262
	AMCON Distributing Co.	2,188	241
*	Allied Gaming & Entertainment Inc.	90,712	235
*	Brilliant Earth Group Inc. Class A	149,812	205
*,1	Kirkland's Inc.	180,002	194
*	Rent the Runway Inc. Class A	35,400	179
	GEN Restaurant Group Inc. Class A	39,916	156
*	Aterian Inc.	83,041	138
*,1	Lottery.com Inc.	106,507	130
*	Beachbody Co. Inc.	31,614	130
	Jerash Holdings US Inc.	38,436	126
*,1	Twin Hospitality Group Inc.	27,110	123
*	Good Times Restaurants Inc.	66,456	119
*	Allurion Technologies Inc.	48,782	119
*,1	Amesite Inc.	43,962	116
*,1	Yunhong Green CTI Ltd.	126,602	103
*	Educational Development Corp.	64,779	86
	FAT Brands Inc. Class A	36,041	86
*,1	Sharplink Gaming Inc.	7,716	77
*	XWELL Inc.	74,690	71
*,1	Yoshiharu Global Co. Class A	7,241	70
*,1	aka Brands Holding Corp.	6,622	68
*	Vince Holding Corp.	45,481	65
	Tandy Leather Factory Inc.	17,314	54
*,1	Worksport Ltd.	17,694	50
*,1	Algorhythm Holdings Inc.	20,010	49
*	Lulu's Fashion Lounge Holdings Inc.	132,135	40
*	Star Equity Holdings Inc.	18,655	37
*,1	Connexa Sports Technologies In	38,746	35
*	Envirotech Vehicles Inc.	145,217	26
*,1	Wag! Group Co.	88,471	20
*,1	Xcel Brands Inc.	11,319	20
*,1	AYRO Inc.	2,751	20
*,1	Emerson Radio Corp.	47,444	16
*,1	Twin Vee PowerCats Co.	6,019	13
*,1	Workhorse Group Inc.	10,468	12
*,1	Nova Lifestyle Inc.	8,036	11
	FAT Brands Inc. Class B	2,238	6
*,1	Kaival Brands Innovations Group Inc.	10,806	5
*	BT Brands Inc.	1,151	2
*,2	Amergent Hospitality Group Inc.	19,975	—
*,1	ECD Automotive Design Inc.	968	—
*	Damon Inc.	11,605	—
			12,083,015
Consumer Staples (3.0%)
	Casey's General Stores Inc.	572,442	292,100
*	US Foods Holding Corp.	3,562,973	274,385
*	Sprouts Farmers Market Inc.	1,508,922	248,429
*	BJ's Wholesale Club Holdings Inc.	2,037,285	219,680
*	Performance Food Group Co.	2,403,728	210,254
	Ingredion Inc.	987,193	133,883
	Albertsons Cos. Inc. Class A	6,215,116	133,687
	Primo Brands Corp. Class A	3,908,133	115,759
*	Maplebear Inc.	2,534,889	114,678
*	BellRing Brands Inc.	1,954,226	113,208
*	Celsius Holdings Inc.	2,425,985	112,541
*	elf Beauty Inc.	869,736	108,230
	Coca-Cola Consolidated Inc.	903,571	100,884
*	Darling Ingredients Inc.	2,440,563	92,595
*	Post Holdings Inc.	694,387	75,709
	Cal-Maine Foods Inc.	665,244	66,278
	Lancaster Colony Corp.	297,737	51,440
*	Freshpet Inc.	753,099	51,181
	Flowers Foods Inc.	3,018,626	48,238
	WD-40 Co.	209,191	47,714
*	Simply Good Foods Co.	1,417,937	44,793

Extended Market Index Fund
		Shares	Market Value• ($000)
	PriceSmart Inc.	385,046	40,445
	Interparfums Inc.	276,099	36,255
*	Chefs' Warehouse Inc.	545,167	34,787
	Pilgrim's Pride Corp.	621,086	27,936
	J & J Snack Foods Corp.	241,542	27,393
*	Coty Inc. Class A	5,663,873	26,337
*	Boston Beer Co. Inc. Class A	127,808	24,387
	Universal Corp.	384,206	22,376
*	Vita Coco Co. Inc.	598,275	21,598
*	United Natural Foods Inc.	926,057	21,586
	Turning Point Brands Inc.	277,957	21,061
	Spectrum Brands Holdings Inc.	388,539	20,593
	Energizer Holdings Inc.	1,016,933	20,501
*	Grocery Outlet Holding Corp.	1,523,842	18,926
*	Vital Farms Inc.	481,582	18,551
	Andersons Inc.	500,884	18,407
	Weis Markets Inc.	252,118	18,276
	Reynolds Consumer Products Inc.	852,013	18,250
*	Central Garden & Pet Co. Class A	555,234	17,373
	Edgewell Personal Care Co.	724,926	16,971
	Fresh Del Monte Produce Inc.	513,960	16,663
[1]	WK Kellogg Co.	1,029,233	16,406
*	National Beverage Corp.	358,295	15,493
	Utz Brands Inc.	1,178,368	14,789
	Ingles Markets Inc. Class A	223,320	14,154
	SpartanNash Co.	531,808	14,088
*	TreeHouse Foods Inc.	707,299	13,736
*	Herbalife Ltd.	1,575,272	13,579
*	Central Garden & Pet Co.	321,540	11,312
	Seaboard Corp.	3,882	11,107
	Oil-Dri Corp. of America	160,374	9,460
	John B Sanfilippo & Son Inc.	141,785	8,966
	Tootsie Roll Industries Inc.	258,076	8,633
*,1	SunOpta Inc.	1,470,535	8,529
*	Mission Produce Inc.	682,667	8,001
	Calavo Growers Inc.	262,442	6,978
	MGP Ingredients Inc.	210,012	6,294
*	Honest Co. Inc.	1,229,499	6,258
	Natural Grocers by Vitamin Cottage Inc.	159,323	6,253
	Nu Skin Enterprises Inc. Class A	777,276	6,210
*	Seneca Foods Corp. Class A	60,554	6,142
*	Guardian Pharmacy Services Inc. Class A	261,831	5,580
[1]	B&G Foods Inc.	1,247,237	5,276
*	USANA Health Sciences Inc.	165,244	5,045
*	Mama's Creations Inc.	543,276	4,509
	Village Super Market Inc. Class A	102,570	3,949
	Limoneira Co.	252,157	3,946
*,1	Beyond Meat Inc.	1,126,563	3,932
*,1	Westrock Coffee Co.	538,975	3,088
	Alico Inc.	83,217	2,720
*	Nature's Sunshine Products Inc.	180,589	2,671
*	Zevia PBC Class A	809,754	2,607
*	Olaplex Holdings Inc.	1,820,949	2,549
*	Beauty Health Co.	1,266,061	2,418
*	Medifast Inc.	162,005	2,276
*	Hain Celestial Group Inc.	1,408,996	2,142
[1]	Lifevantage Corp.	161,401	2,111
*	Lifeway Foods Inc.	81,769	2,016
*	HF Foods Group Inc.	584,233	1,858
*	Seneca Foods Corp. Class B	14,403	1,469
*,1	Upexi Inc.	488,005	1,454
*,1	BRC Inc. Class A	684,241	896
*,1	Ispire Technology Inc.	289,000	740
*	FitLife Brands Inc.	54,896	715
*	Laird Superfood Inc.	113,327	714
	Natural Health Trends Corp.	111,509	495
*	Barfresh Food Group Inc.	121,362	420
	United-Guardian Inc.	52,417	417
*	Farmer Bros Co.	295,818	405
*	Willamette Valley Vineyards Inc.	72,379	400

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Coffee Holding Co. Inc.	84,587	366
*,1	Mangoceuticals Inc.	182,613	278
*	Natural Alternatives International Inc.	75,454	248
*,1	Safety Shot Inc.	499,607	165
*	Rocky Mountain Chocolate Factory Inc.	97,457	139
*,1	Local Bounti Corp.	53,924	126
*	BranchOut Food Inc.	49,839	121
*	AXIL Brands Inc.	20,538	113
*	Reborn Coffee Inc.	33,056	82
*	Mannatech Inc.	8,559	80
*	Arcadia Biosciences Inc.	14,038	62
*	Splash Beverage Group Inc.	15,915	60
*	Bridgford Foods Corp.	6,616	52
*,1	Flora Growth Corp.	88,780	52
*	Sadot Group Inc.	27,571	36
*	Nocera Inc.	27,467	29
*	Maison Solutions Inc. Class A	27,800	25
*	S&W Seed Co.	7,417	16
*,1	SRX Health Solutions Inc. (XASE)	5,950	4
*	SOW GOOD Inc.	5,339	4
*	Beeline Holdings Inc.	870	1
*	Edible Garden AG Inc.	70	—
*,2	SRX Health Solutions Inc.	5,950	—
			3,419,603
Energy (3.7%)
	Cheniere Energy Inc.	3,416,810	832,062
	TechnipFMC plc	6,453,735	222,267
*	Antero Resources Corp.	4,498,513	181,200
	DT Midstream Inc.	1,564,533	171,958
	Ovintiv Inc.	4,002,801	152,307
	Range Resources Corp.	3,682,606	149,772
	Permian Resources Corp.	9,814,823	133,678
	HF Sinclair Corp.	2,469,200	101,435
	Antero Midstream Corp.	5,157,428	97,733
	Chord Energy Corp.	888,212	86,023
	Matador Resources Co.	1,791,843	85,507
	Viper Energy Inc. Class A	2,022,200	77,106
*	CNX Resources Corp.	2,232,943	75,206
	ChampionX Corp.	2,938,248	72,986
	NOV Inc.	5,770,575	71,728
	Archrock Inc.	2,720,825	67,558
	Weatherford International plc	1,118,486	56,271
	Core Natural Resources Inc.	772,567	53,879
	Noble Corp. plc	2,006,136	53,263
	Magnolia Oil & Gas Corp. Class A	2,187,687	49,179
	California Resources Corp.	1,069,699	48,853
	Murphy Oil Corp.	2,070,123	46,578
	Cactus Inc. Class A	1,053,964	46,079
*	Uranium Energy Corp.	6,604,525	44,911
	SM Energy Co.	1,759,705	43,482
	Northern Oil & Gas Inc.	1,510,363	42,819
*	Valaris Ltd.	1,011,240	42,583
*,1	Centrus Energy Corp. Class A	231,527	42,411
*	Comstock Resources Inc.	1,398,495	38,696
*	Gulfport Energy Corp.	192,176	38,660
	Civitas Resources Inc.	1,309,417	36,035
	PBF Energy Inc. Class A	1,523,971	33,024
*	Tidewater Inc.	704,005	32,476
	Patterson-UTI Energy Inc.	5,428,039	32,188
*	Oceaneering International Inc.	1,549,706	32,110
*	Transocean Ltd.	12,112,235	31,371
	Liberty Energy Inc. Class A	2,495,127	28,644
	Kinetik Holdings Inc. Class A	592,885	26,117
*	Seadrill Ltd.	961,200	25,232
	Peabody Energy Corp.	1,879,474	25,223
*	Sable Offshore Corp.	1,123,116	24,686
	World Kinect Corp.	866,001	24,551
	Crescent Energy Co. Class A	2,841,648	24,438
	Helmerich & Payne Inc.	1,529,291	23,184

Extended Market Index Fund
		Shares	Market Value• ($000)
	International Seaways Inc.	624,344	22,776
	Sitio Royalties Corp. Class A	1,190,856	21,888
*	Par Pacific Holdings Inc.	802,245	21,284
	Kodiak Gas Services Inc.	607,912	20,833
	Delek US Holdings Inc.	951,483	20,152
*	NextDecade Corp.	2,132,271	18,999
[1]	Venture Global Inc. Class A	1,117,170	17,406
*,1	Calumet Inc.	1,060,316	16,705
	Solaris Energy Infrastructure Inc. Class A	589,144	16,667
*	Talos Energy Inc.	1,897,664	16,092
[1]	Atlas Energy Solutions Inc.	1,129,297	15,099
	CVR Energy Inc.	524,853	14,092
*	Expro Group Holdings NV	1,606,778	13,802
*	Helix Energy Solutions Group Inc.	2,177,551	13,588
	Dorian LPG Ltd.	556,623	13,570
*	Kosmos Energy Ltd.	7,449,672	12,813
	Select Water Solutions Inc. Class A	1,462,117	12,633
*	Bristow Group Inc. Class A	380,167	12,534
*	REX American Resources Corp.	227,561	11,084
	Excelerate Energy Inc. Class A	365,620	10,720
	Aris Water Solutions Inc. Class A	441,368	10,438
[1]	Vitesse Energy Inc.	441,405	9,751
*	Innovex International Inc.	602,750	9,415
	Core Laboratories Inc.	720,458	8,300
*	Hallador Energy Co.	509,977	8,073
*	ProPetro Holding Corp.	1,245,775	7,437
*	Vital Energy Inc.	425,318	6,843
*,1	New Fortress Energy Inc. Class A	2,014,454	6,688
*	Nabors Industries Ltd.	237,025	6,641
*	TETRA Technologies Inc.	1,875,493	6,302
*	Green Plains Inc.	1,034,896	6,240
	RPC Inc.	1,315,894	6,224
*,1	Ur-Energy Inc.	5,769,112	6,058
	VAALCO Energy Inc.	1,667,530	6,020
*	BKV Corp.	237,093	5,719
	Flowco Holdings Inc. Class A	315,002	5,610
*	Clean Energy Fuels Corp.	2,763,683	5,389
	Granite Ridge Resources Inc.	840,039	5,351
	SandRidge Energy Inc.	478,083	5,173
*	Oil States International Inc.	907,950	4,867
*,1	Gevo Inc.	3,635,605	4,799
*,1	Lightbridge Corp.	351,270	4,696
*	Summit Midstream Corp.	183,399	4,499
*,1	Infinity Natural Resources Inc. Class A	239,523	4,386
[1]	HighPeak Energy Inc.	398,625	3,907
*	Natural Gas Services Group Inc.	150,390	3,882
*	Forum Energy Technologies Inc.	186,852	3,638
	Riley Exploration Permian Inc.	137,688	3,612
	Berry Corp.	1,246,663	3,453
	Ranger Energy Services Inc. Class A	242,651	2,897
	Epsilon Energy Ltd.	372,627	2,750
	NACCO Industries Inc. Class A	60,429	2,678
*,1	ProFrac Holding Corp. Class A	338,766	2,629
*	Geospace Technologies Corp.	183,849	2,622
*	DMC Global Inc.	298,070	2,402
[1]	W&T Offshore Inc.	1,431,201	2,361
*,1	Empire Petroleum Corp.	411,262	2,171
*	SEACOR Marine Holdings Inc.	416,524	2,124
	Evolution Petroleum Corp.	446,295	2,098
*	Amplify Energy Corp.	577,214	1,847
*,1	Aemetis Inc.	680,301	1,687
*,1	Prairie Operating Co.	559,954	1,677
	Energy Services of America Corp.	168,095	1,671
	FutureFuel Corp.	393,445	1,527
*,1	Comstock Inc.	392,135	1,486
*	Gulf Island Fabrication Inc.	207,420	1,379
*	Ring Energy Inc.	1,693,565	1,345
	Smart Sand Inc.	597,731	1,201
*	PrimeEnergy Resources Corp.	7,982	1,168
*	MIND Technology Inc.	136,564	1,153

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Mammoth Energy Services Inc.	342,713	960
*,1	NextNRG Inc.	342,003	947
*,1	OPAL Fuels Inc. Class A	331,207	802
*,1	American Resources Corp.	824,157	683
*,1	Vivakor Inc.	560,275	448
*	KLX Energy Services Holdings Inc.	217,845	407
*	NCS Multistage Holdings Inc.	10,480	309
*	Drilling Tools International Corp.	81,404	232
*,1	US Energy Corp. Class A	163,753	229
*,1	Nine Energy Service Inc.	274,731	212
*,1	Houston American Energy Corp.	16,407	174
*	Dawson Geophysical Co.	106,125	155
	Mexco Energy Corp.	17,490	155
*	Stabilis Solutions Inc.	30,610	145
*	PEDEVCO Corp.	185,738	122
*	Verde Clean Fuels Inc.	29,389	101
*,1	Barnwell Industries Inc.	80,914	91
*,1	Trio Petroleum Corp.	59,091	73
*,1	Battalion Oil Corp.	53,142	69
*,1	New Era Helium Inc.	68,812	34
*	Clean Energy Technologies Inc.	99,513	25
*	EON Resources Inc.	2,712	1
			4,168,864
Financials (18.2%)
*	Robinhood Markets Inc. Class A	10,995,529	1,029,511
*	Block Inc. Class A	8,563,437	581,714
	Ares Management Corp. Class A	3,112,778	539,133
	LPL Financial Holdings Inc.	1,232,109	462,004
*	Markel Group Inc.	195,154	389,793
	Interactive Brokers Group Inc. Class A	6,715,308	372,095
	First Citizens BancShares Inc. Class A	168,305	329,284
*	SoFi Technologies Inc.	17,049,291	310,468
*	Toast Inc. Class A	6,754,319	299,149
*	Affirm Holdings Inc. Class A	3,954,358	273,404
	Tradeweb Markets Inc. Class A	1,793,926	262,631
	Equitable Holdings Inc.	4,679,459	262,518
	Fidelity National Financial Inc.	4,016,503	225,165
	East West Bancorp Inc.	2,120,929	214,171
	Reinsurance Group of America Inc.	1,017,552	201,842
	Unum Group	2,467,480	199,274
	RenaissanceRe Holdings Ltd.	750,155	182,213
	Annaly Capital Management Inc.	9,286,931	174,780
	Blue Owl Capital Inc. Class A	8,871,376	170,419
	Carlyle Group Inc.	3,285,208	168,860
	Ally Financial Inc.	4,256,858	165,805
	First Horizon Corp.	7,802,270	165,408
	Kinsale Capital Group Inc.	341,650	165,324
	Stifel Financial Corp.	1,584,138	164,402
	Evercore Inc. Class A	554,053	149,605
	Houlihan Lokey Inc. Class A	828,290	149,051
*	Mr. Cooper Group Inc.	987,080	147,282
	AGNC Investment Corp.	15,683,120	144,128
	Webster Financial Corp.	2,586,758	141,237
	American Financial Group Inc.	1,106,938	139,707
	SouthState Corp.	1,515,302	139,453
	Primerica Inc.	506,232	138,541
	Corebridge Financial Inc.	3,898,467	138,396
	Jefferies Financial Group Inc.	2,513,616	137,470
	Old Republic International Corp.	3,490,633	134,180
	Western Alliance Bancorp	1,681,422	131,117
	Pinnacle Financial Partners Inc.	1,181,977	130,502
	SEI Investments Co.	1,451,758	130,455
	Morningstar Inc.	409,348	128,507
	Wintrust Financial Corp.	1,028,141	127,469
	Cullen/Frost Bankers Inc.	988,434	127,053
	Comerica Inc.	2,021,892	120,606
	Zions Bancorp NA	2,268,854	117,844
	Commerce Bancshares Inc.	1,865,228	115,961
	Popular Inc.	1,052,102	115,952

Extended Market Index Fund
		Shares	Market Value• ($000)
	UMB Financial Corp.	1,098,299	115,497
	Axis Capital Holdings Ltd.	1,101,466	114,354
	Ryan Specialty Holdings Inc. Class A	1,661,541	112,968
	Synovus Financial Corp.	2,137,591	110,620
	Old National Bancorp	5,008,066	106,872
	SLM Corp.	3,233,309	106,020
	Voya Financial Inc.	1,484,359	105,389
	OneMain Holdings Inc.	1,829,638	104,289
	TPG Inc. Class A	1,976,139	103,648
*,1	Shift4 Payments Inc. Class A	1,040,728	103,147
	Prosperity Bancshares Inc.	1,461,414	102,650
	MGIC Investment Corp.	3,650,811	101,639
	Starwood Property Trust Inc.	4,954,669	99,440
	Jackson Financial Inc. Class A	1,100,418	97,706
	First American Financial Corp.	1,587,869	97,479
	Hamilton Lane Inc. Class A	669,193	95,106
	Essent Group Ltd.	1,558,385	94,641
	Hanover Insurance Group Inc.	554,140	94,132
	RLI Corp.	1,292,193	93,322
	Rithm Capital Corp.	8,146,622	91,975
	Cadence Bank	2,863,296	91,568
	Lincoln National Corp.	2,628,939	90,961
	Affiliated Managers Group Inc.	437,900	86,166
	Lazard Inc.	1,739,751	83,473
*	Upstart Holdings Inc.	1,277,255	82,613
	Selective Insurance Group Inc.	940,219	81,470
	FNB Corp.	5,518,049	80,453
	FirstCash Holdings Inc.	594,894	80,394
	Home BancShares Inc.	2,817,985	80,200
	United Bankshares Inc.	2,174,372	79,212
	Glacier Bancorp Inc.	1,826,823	78,700
*,1	WEX Inc.	528,481	77,629
	Bank OZK	1,624,872	76,466
	Columbia Banking System Inc.	3,232,267	75,570
	Janus Henderson Group plc	1,943,348	75,480
	Hancock Whitney Corp.	1,313,670	75,405
	Radian Group Inc.	2,068,450	74,506
	First Financial Bankshares Inc.	1,985,100	71,424
	Moelis & Co. Class A	1,143,464	71,261
	White Mountains Insurance Group Ltd.	39,332	70,629
	Piper Sandler Cos.	253,315	70,406
	Atlantic Union Bankshares Corp.	2,196,229	68,698
*	Oscar Health Inc. Class A	3,178,855	68,155
	Valley National Bancorp	7,331,687	65,472
*	Enstar Group Ltd.	190,924	64,219
	Ameris Bancorp	988,692	63,968
*	Palomar Holdings Inc.	413,672	63,809
*	Euronet Worldwide Inc.	627,236	63,589
*	Axos Financial Inc.	823,969	62,655
	PJT Partners Inc. Class A	376,279	62,090
	Assured Guaranty Ltd.	708,800	61,736
	Associated Banc-Corp	2,508,186	61,175
*	StoneX Group Inc.	669,461	61,015
	ServisFirst Bancshares Inc.	774,131	60,003
	Kemper Corp.	927,454	59,858
	BGC Group Inc. Class A	5,843,346	59,777
	CNO Financial Group Inc.	1,527,018	58,912
	StepStone Group Inc. Class A	1,024,584	56,864
*	Texas Capital Bancshares Inc.	707,577	56,182
	Virtu Financial Inc. Class A	1,246,316	55,823
	United Community Banks Inc.	1,870,202	55,713
*,1	Galaxy Digital Inc. Class A	2,508,100	54,927
	International Bancshares Corp.	819,202	54,526
	Federated Hermes Inc. Class B	1,158,387	51,340
	First Bancorp	2,464,731	51,340
	Renasant Corp.	1,420,039	51,022
*	NMI Holdings Inc. Class A	1,203,570	50,779
	Fulton Financial Corp.	2,787,364	50,284
[1]	HA Sustainable Infrastructure Capital Inc.	1,870,373	50,238
	Blackstone Mortgage Trust Inc. Class A	2,595,071	49,955

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Genworth Financial Inc. Class A	6,385,883	49,682
	Flagstar Financial Inc.	4,683,414	49,644
	PennyMac Financial Services Inc.	495,356	49,357
	Cathay General Bancorp	1,076,780	49,026
	First Hawaiian Inc.	1,933,098	48,250
	Artisan Partners Asset Management Inc. Class A	1,083,505	48,032
	WSFS Financial Corp.	873,258	48,029
*	Brighthouse Financial Inc.	884,737	47,572
*	Credit Acceptance Corp.	93,026	47,390
*,1	Baldwin Insurance Group Inc. Class A	1,096,736	46,951
	WesBanco Inc.	1,475,677	46,676
	Community Financial System Inc.	813,456	46,261
	Victory Capital Holdings Inc. Class A	725,675	46,204
*	Remitly Global Inc.	2,363,189	44,357
	Eastern Bankshares Inc.	2,886,447	44,076
*	Enova International Inc.	389,341	43,419
	Western Union Co.	5,076,857	42,747
	Bank of Hawaii Corp.	613,326	41,418
*,1	Sezzle Inc.	231,035	41,413
	Independent Bank Corp.	655,640	41,230
	BankUnited Inc.	1,157,832	41,207
*	Bancorp Inc.	721,417	41,099
	Bread Financial Holdings Inc.	717,120	40,962
	Goosehead Insurance Inc. Class A	387,239	40,858
	CVB Financial Corp.	1,992,756	39,437
	First Interstate BancSystem Inc. Class A	1,322,732	38,121
	BancFirst Corp.	307,479	38,011
*	Lemonade Inc.	867,594	38,009
	Park National Corp.	224,724	37,587
	Simmons First National Corp. Class A	1,929,178	36,577
	Towne Bank	1,063,268	36,343
	Seacoast Banking Corp. of Florida	1,313,126	36,269
	WaFd Inc.	1,236,542	36,206
	First Financial Bancorp	1,464,985	35,541
	EVERTEC Inc.	982,194	35,408
	Provident Financial Services Inc.	2,005,002	35,148
	Walker & Dunlop Inc.	496,797	35,014
*	Marqeta Inc. Class A	5,931,321	34,580
	First Merchants Corp.	898,705	34,420
	Banner Corp.	530,625	34,040
	Trustmark Corp.	931,482	33,962
[1]	BOK Financial Corp.	343,745	33,560
	NBT Bancorp Inc.	804,132	33,412
	Stock Yards Bancorp Inc.	417,433	32,969
*	NCR Atleos Corp.	1,139,137	32,500
	Nelnet Inc. Class A	268,318	32,499
*	Dave Inc.	120,262	32,280
[1]	Arbor Realty Trust Inc.	2,953,479	31,602
	Cohen & Steers Inc.	417,891	31,488
	Pacific Premier Bancorp Inc.	1,492,327	31,473
	Enterprise Financial Services Corp.	570,003	31,407
[1]	Rocket Cos. Inc. Class A	2,164,765	30,696
	OFG Bancorp	689,515	29,511
*	Skyward Specialty Insurance Group Inc.	509,837	29,463
	First Busey Corp.	1,277,345	29,232
*	SiriusPoint Ltd.	1,418,993	28,933
	Pathward Financial Inc.	363,488	28,759
*	Trupanion Inc.	518,444	28,696
*	AvidXchange Holdings Inc.	2,891,978	28,312
	First Bancorp (XNGS)	638,020	28,130
	Stewart Information Services Corp.	429,207	27,941
	Banc of California Inc.	1,977,870	27,789
	Mercury General Corp.	412,078	27,749
*	Payoneer Global Inc.	4,039,351	27,670
	City Holding Co.	223,651	27,379
	Horace Mann Educators Corp.	627,360	26,958
*	Customers Bancorp Inc.	455,087	26,732
	Federal Agricultural Mortgage Corp. Class C	137,130	26,642
	First Commonwealth Financial Corp.	1,615,934	26,227
	DigitalBridge Group Inc.	2,452,206	25,380

Extended Market Index Fund
		Shares	Market Value• ($000)
	Nicolet Bankshares Inc.	205,134	25,330
	Northwest Bancshares Inc.	1,966,636	25,134
	Lakeland Financial Corp.	398,946	24,515
*	Donnelley Financial Solutions Inc.	395,182	24,363
	FB Financial Corp.	532,959	24,143
	German American Bancorp Inc.	582,718	22,440
	National Bank Holdings Corp. Class A	591,553	22,248
	S&T Bancorp Inc.	588,237	22,247
	HCI Group Inc.	144,400	21,978
	Veritex Holdings Inc.	836,729	21,839
*	LendingClub Corp.	1,772,896	21,328
[1]	ARMOUR Residential REIT Inc.	1,265,454	21,272
	Hilltop Holdings Inc.	700,190	21,251
	Hope Bancorp Inc.	1,956,819	20,997
	WisdomTree Inc.	1,801,263	20,733
	TriCo Bancshares	507,850	20,563
	Dynex Capital Inc.	1,660,514	20,291
	Stellar Bancorp Inc.	703,722	19,690
*	Flywire Corp.	1,679,176	19,646
	Westamerica Bancorp	405,271	19,631
	Ellington Financial Inc.	1,462,547	18,998
*	Triumph Financial Inc.	343,809	18,947
	Apollo Commercial Real Estate Finance Inc.	1,950,269	18,879
	Perella Weinberg Partners Class A	969,874	18,835
	Ladder Capital Corp.	1,709,751	18,380
*	Coastal Financial Corp.	189,352	18,343
	Virtus Investment Partners Inc.	101,112	18,342
	PROG Holdings Inc.	623,989	18,314
*	ProAssurance Corp.	793,774	18,122
	Cannae Holdings Inc.	866,969	18,076
	Safety Insurance Group Inc.	227,664	18,074
	Employers Holdings Inc.	377,990	17,834
	Berkshire Hills Bancorp Inc.	709,315	17,761
	QCR Holdings Inc.	261,508	17,756
	PennyMac Mortgage Investment Trust	1,361,004	17,503
	Two Harbors Investment Corp.	1,625,070	17,502
	Chimera Investment Corp.	1,247,040	17,296
*	Root Inc. Class A	135,142	17,294
	ConnectOne Bancorp Inc.	730,947	16,929
	Dime Community Bancshares Inc.	614,841	16,564
	Peoples Bancorp Inc.	539,245	16,469
	Bank First Corp.	139,808	16,448
	1st Source Corp.	262,457	16,291
	Origin Bancorp Inc.	454,609	16,248
	Enact Holdings Inc.	429,073	15,940
	Live Oak Bancshares Inc.	531,628	15,843
	Navient Corp.	1,123,454	15,841
	OceanFirst Financial Corp.	898,948	15,830
*	Paymentus Holdings Inc. Class A	481,528	15,770
	Preferred Bank	179,972	15,576
	MFA Financial Inc.	1,601,773	15,153
	CNA Financial Corp.	323,551	15,055
	Acadian Asset Management Inc.	415,728	14,650
	Brookline Bancorp Inc.	1,356,802	14,314
	Merchants Bancorp	428,686	14,177
*	Encore Capital Group Inc.	360,776	13,966
	Franklin BSP Realty Trust Inc.	1,286,895	13,757
	Univest Financial Corp.	452,068	13,580
	AMERISAFE Inc.	293,985	12,856
	Community Trust Bancorp Inc.	241,297	12,769
	Southside Bancshares Inc.	430,466	12,669
	Heritage Financial Corp.	531,380	12,668
	Burke & Herbert Financial Services Corp.	207,626	12,402
	Old Second Bancorp Inc.	696,009	12,347
	Tompkins Financial Corp.	196,249	12,311
	Redwood Trust Inc.	2,044,497	12,083
	Central Pacific Financial Corp.	425,176	11,918
	Mercantile Bank Corp.	254,243	11,799
[1]	Orchid Island Capital Inc.	1,683,177	11,799
[1]	Ready Capital Corp.	2,647,665	11,570

Extended Market Index Fund
		Shares	Market Value• ($000)
	Hanmi Financial Corp.	463,816	11,447
	First Mid Bancshares Inc.	304,258	11,407
*	EZCORP Inc. Class A	816,941	11,339
	Capitol Federal Financial Inc.	1,851,068	11,292
	Universal Insurance Holdings Inc.	394,724	10,946
	Business First Bancshares Inc.	443,009	10,920
	Camden National Corp.	268,717	10,905
	Republic Bancorp Inc. Class A	148,121	10,829
	Horizon Bancorp Inc.	702,231	10,800
	Byline Bancorp Inc.	402,415	10,757
	F&G Annuities & Life Inc.	334,701	10,704
	TFS Financial Corp.	820,683	10,628
*	NB Bancorp Inc.	577,725	10,318
	BrightSpire Capital Inc. Class A	2,040,487	10,304
	First Community Bankshares Inc.	259,231	10,154
	Independent Bank Corp. (Michigan)	312,679	10,134
*	Metropolitan Bank Holding Corp.	144,636	10,125
	Esquire Financial Holdings Inc.	105,380	9,975
	P10 Inc. Class A	971,050	9,924
*	Cantaloupe Inc.	901,303	9,905
	Amalgamated Financial Corp.	315,021	9,829
	Amerant Bancorp Inc. Class A	535,556	9,763
	TrustCo Bank Corp.	290,822	9,719
	Northeast Bank	107,628	9,578
	Equity Bancshares Inc. Class A	233,188	9,514
	Orrstown Financial Services Inc.	298,150	9,490
	Mid Penn Bancorp Inc.	335,900	9,472
	United Fire Group Inc.	329,547	9,458
	New York Mortgage Trust Inc.	1,407,101	9,428
	Heritage Commerce Corp.	943,822	9,372
	UWM Holdings Corp. Class A	2,222,936	9,203
	Eagle Bancorp Inc.	470,188	9,159
	First Financial Corp.	168,871	9,151
*	PRA Group Inc.	620,364	9,150
*	Green Dot Corp. Class A	846,825	9,129
	Capital City Bank Group Inc.	225,853	8,887
	GCM Grosvenor Inc. Class A	761,061	8,798
*	Heritage Insurance Holdings Inc.	343,718	8,572
	Washington Trust Bancorp Inc.	302,269	8,548
	Southern Missouri Bancorp Inc.	153,630	8,416
	Metrocity Bankshares Inc.	293,734	8,395
	MidWestOne Financial Group Inc.	291,752	8,394
	HomeTrust Bancshares Inc.	224,047	8,382
*	Hippo Holdings Inc.	294,375	8,222
	Alerus Financial Corp.	375,883	8,134
	Tiptree Inc. Class A	343,461	8,099
	Financial Institutions Inc.	312,840	8,034
[1]	Invesco Mortgage Capital Inc.	1,013,331	7,945
	Farmers National Banc Corp.	573,269	7,905
	Great Southern Bancorp Inc.	134,031	7,878
	Northrim Bancorp Inc.	83,977	7,832
*	World Acceptance Corp.	47,415	7,829
	KKR Real Estate Finance Trust Inc.	883,366	7,747
	Cass Information Systems Inc.	177,980	7,733
	TPG RE Finance Trust Inc.	996,437	7,692
	ACNB Corp.	170,954	7,324
	SmartFinancial Inc.	215,694	7,286
	Bar Harbor Bankshares	242,700	7,271
	Shore Bancshares Inc.	456,628	7,178
	HarborOne Bancorp Inc.	609,499	7,119
[1]	Hingham Institution For Savings	28,591	7,101
	CNB Financial Corp.	309,034	7,065
	Peoples Financial Services Corp.	142,641	7,042
	Five Star Bancorp	242,436	6,919
*	TWFG Inc. Class A	195,604	6,846
	Peapack-Gladstone Financial Corp.	239,143	6,756
*	Third Coast Bancshares Inc.	202,926	6,630
	Northfield Bancorp Inc.	577,211	6,626
	South Plains Financial Inc.	181,520	6,542
*	LendingTree Inc.	173,343	6,426

Extended Market Index Fund
		Shares	Market Value• ($000)
	Capital Bancorp Inc.	189,978	6,379
	Oppenheimer Holdings Inc. Class A	96,534	6,349
	Diamond Hill Investment Group Inc.	43,501	6,321
	Flushing Financial Corp.	530,182	6,299
*	NerdWallet Inc. Class A	567,197	6,222
	Guaranty Bancshares Inc.	145,156	6,160
*	Firstsun Capital Bancorp	176,596	6,137
*	Carter Bankshares Inc.	352,953	6,120
	ChoiceOne Financial Services Inc.	212,879	6,110
	Enterprise Bancorp Inc.	152,742	6,055
*	First Foundation Inc.	1,179,633	6,016
	Arrow Financial Corp.	227,576	6,013
	Bridge Investment Group Holdings Inc. Class A	597,737	5,983
*	Columbia Financial Inc.	409,047	5,935
	Midland States Bancorp Inc.	336,721	5,832
	Kearny Financial Corp.	899,300	5,809
*	Repay Holdings Corp. Class A	1,184,341	5,709
	HBT Financial Inc.	221,117	5,574
	Civista Bancshares Inc.	238,312	5,529
	First Business Financial Services Inc.	108,244	5,484
*	Greenlight Capital Re Ltd. Class A	380,728	5,471
	Bank of Marin Bancorp	239,378	5,467
*	Selectquote Inc.	2,289,189	5,448
*	California Bancorp	345,610	5,447
	Sierra Bancorp	181,633	5,393
	Community West Bancshares	274,084	5,347
	Home Bancorp Inc.	102,569	5,311
[1]	OppFi Inc.	375,075	5,247
	Claros Mortgage Trust Inc.	1,811,584	5,163
	Donegal Group Inc. Class A	257,197	5,150
	Farmers & Merchants Bancorp Inc.	203,542	5,146
*,1	GBank Financial Holdings Inc.	141,242	5,001
*	Ambac Financial Group Inc.	699,753	4,968
	BayCom Corp.	174,436	4,834
*	Bridgewater Bancshares Inc.	301,592	4,798
	Unity Bancorp Inc.	100,022	4,709
	First Bank	302,003	4,672
	Investors Title Co.	22,003	4,649
	Northeast Community Bancorp Inc.	195,538	4,545
*	Ponce Financial Group Inc.	326,810	4,523
	American Coastal Insurance Corp.	401,472	4,464
	Southern States Bancshares Inc.	122,251	4,446
	James River Group Holdings Ltd.	755,075	4,425
	Red River Bancshares Inc.	75,273	4,419
	Citizens & Northern Corp.	232,762	4,409
*	International Money Express Inc.	436,210	4,401
	NewtekOne Inc.	385,889	4,353
	West Bancorp Inc.	220,755	4,333
*	Bowhead Specialty Holdings Inc.	114,771	4,307
*	Southern First Bancshares Inc.	112,429	4,276
*,1	AlTi Global Inc.	1,028,806	4,270
	Ares Commercial Real Estate Corp.	889,522	4,243
	FS Bancorp Inc.	105,417	4,151
	Regional Management Corp.	141,968	4,147
	Timberland Bancorp Inc.	132,319	4,128
	MVB Financial Corp.	180,762	4,073
	RBB Bancorp	235,583	4,054
	First Bancorp Inc.	154,931	3,937
*,1	Kingsway Financial Services Inc.	290,365	3,932
*	Atlanticus Holdings Corp.	71,703	3,926
	Orange County Bancorp Inc.	150,058	3,878
	Chicago Atlantic Real Estate Finance Inc.	277,121	3,869
	Waterstone Financial Inc.	279,457	3,859
	Citizens Financial Services Inc.	65,581	3,851
	Norwood Financial Corp.	148,969	3,840
*	Provident Bancorp Inc.	302,494	3,778
	AG Mortgage Investment Trust Inc.	498,107	3,761
	PCB Bancorp	176,970	3,713
*	Velocity Financial Inc.	199,101	3,691
	Colony Bankcorp Inc.	222,307	3,661

Extended Market Index Fund
		Shares	Market Value• ($000)
[1]	Federal Agricultural Mortgage Corp. Class A	25,582	3,645
	Middlefield Banc Corp.	119,369	3,594
*	Paysign Inc.	496,392	3,574
	Plumas Bancorp	80,175	3,565
	Bankwell Financial Group Inc.	98,143	3,536
*	Onity Group Inc.	92,076	3,515
	Penns Woods Bancorp Inc.	115,666	3,512
*	HomeStreet Inc.	267,514	3,496
*,1	FB Bancorp Inc.	309,568	3,483
*	Hagerty Inc. Class A	344,124	3,479
	John Marshall Bancorp Inc.	184,802	3,424
	Parke Bancorp Inc.	167,329	3,408
[1]	Isabella Bank Corp.	110,023	3,317
*	Open Lending Corp.	1,705,758	3,309
*	Oportun Financial Corp.	453,533	3,247
	Fidelity D&D Bancorp Inc.	70,547	3,245
	Oak Valley Bancorp	117,355	3,197
	First Internet Bancorp	117,669	3,165
	LCNB Corp.	216,349	3,144
	Virginia National Bankshares Corp.	84,657	3,132
	Primis Financial Corp.	288,018	3,125
*	MBIA Inc.	702,229	3,048
	First United Corp.	97,556	3,025
	LINKBANCORP Inc.	401,727	2,937
*	First Western Financial Inc.	129,001	2,910
	Bank7 Corp.	69,457	2,905
	Guild Holdings Co. Class A	144,917	2,865
*,1	Finance of America Cos. Inc. Class A	121,587	2,835
	USCB Financial Holdings Inc.	171,297	2,833
	First Community Corp.	114,586	2,794
	Hawthorn Bancshares Inc.	95,050	2,770
*,1	DeFi Development Corp.	128,398	2,753
[1]	C&F Financial Corp.	44,566	2,751
*,1	Blue Ridge Bankshares Inc.	761,456	2,734
*	Kingstone Cos. Inc.	176,919	2,726
	Western New England Bancorp Inc.	293,220	2,706
*	Blue Foundry Bancorp	281,206	2,691
*	FVCBankcorp Inc.	226,330	2,671
[1]	First National Corp.	133,150	2,592
	Old Point Financial Corp.	65,724	2,580
	Chemung Financial Corp.	52,842	2,561
	Silvercrest Asset Management Group Inc. Class A	159,467	2,529
	Eagle Financial Services Inc.	82,581	2,529
	National Bankshares Inc.	89,972	2,447
	OP Bancorp	187,294	2,433
	ESSA Bancorp Inc.	125,382	2,432
	Medallion Financial Corp.	254,706	2,427
	Investar Holding Corp.	122,875	2,374
*,1	Citizens Inc. Class A	669,286	2,336
	Princeton Bancorp Inc.	75,716	2,312
	Ames National Corp.	128,938	2,296
[1]	Northpointe Bancshares Inc.	163,123	2,236
	Greene County Bancorp Inc.	100,272	2,228
	Crawford & Co. Class B	209,600	2,190
	Seven Hills Realty Trust	180,973	2,184
[1]	SR Bancorp Inc.	161,257	2,177
*	Acacia Research Corp.	604,723	2,165
*	Forge Global Holdings Inc.	113,367	2,159
	Rithm Property Trust Inc.	795,203	2,147
	BankFinancial Corp.	185,100	2,142
[1]	Richmond Mutual Bancorp Inc.	155,139	2,141
*,1	Finwise Bancorp	142,628	2,141
	Franklin Financial Services Corp.	61,028	2,113
*,1	ECB Bancorp Inc.	133,874	2,067
*	American Integrity Insurance Group Inc.	111,782	2,056
	First Savings Financial Group Inc.	81,607	2,043
[1]	First Capital Inc.	49,363	2,038
*	eHealth Inc.	463,466	2,016
	Citizens Community Bancorp Inc.	145,525	2,008
*,1	Innventure Inc.	408,181	1,959

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Abacus Global Management Inc.	376,398	1,935
	Peoples Bancorp of North Carolina Inc.	66,532	1,919
	BCB Bancorp Inc.	227,746	1,918
*	BV Financial Inc.	124,551	1,897
	SB Financial Group Inc.	99,089	1,893
[1]	CB Financial Services Inc.	65,125	1,856
	Meridian Corp.	143,789	1,853
	Eagle Bancorp Montana Inc.	110,607	1,844
	United Security Bancshares	212,910	1,842
	Angel Oak Mortgage REIT Inc.	195,002	1,837
	Nexpoint Real Estate Finance Inc.	132,816	1,832
	Ohio Valley Banc Corp.	55,865	1,801
*	Priority Technology Holdings Inc.	228,942	1,781
	Associated Capital Group Inc. Class A	46,401	1,740
	Affinity Bancshares Inc.	93,061	1,720
*	loanDepot Inc. Class A	1,335,808	1,696
*	Chime Financial Inc. Class A	48,378	1,670
	MainStreet Bancshares Inc.	87,327	1,650
	Magyar Bancorp Inc.	97,998	1,649
	Granite Point Mortgage Trust Inc.	665,165	1,643
	Riverview Bancorp Inc.	296,809	1,632
*	Security National Financial Corp. Class A	164,388	1,619
*	Pioneer Bancorp Inc.	131,371	1,580
	Landmark Bancorp Inc.	59,638	1,577
	Sound Financial Bancorp Inc.	33,359	1,535
[1]	Finward Bancorp	54,375	1,502
	CF Bankshares Inc.	62,612	1,501
	Crawford & Co. Class A	141,723	1,499
*	NI Holdings Inc.	114,880	1,464
[1]	Union Bankshares Inc.	54,620	1,454
	Provident Financial Holdings Inc.	92,550	1,435
[1]	Hanover Bancorp Inc.	62,439	1,429
*,1	Bakkt Holdings Inc. Class A	102,057	1,424
*	Consumer Portfolio Services Inc.	143,922	1,415
	Cherry Hill Mortgage Investment Corp.	515,377	1,407
*	ACRES Commercial Realty Corp.	76,261	1,368
[1]	Lument Finance Trust Inc.	582,899	1,288
	Westwood Holdings Group Inc.	80,558	1,257
	Advanced Flower Capital Inc.	259,804	1,164
*,1	Patriot National Bancorp Inc.	753,976	1,146
*	Better Home & Finance Holding Co.	91,530	1,134
	First Northwest Bancorp	144,883	1,116
*	Siebert Financial Corp.	247,431	1,094
	Bank of the James Financial Group Inc.	76,015	1,070
*	Fifth District Bancorp Inc.	86,473	1,068
*,1	Chain Bridge Bancorp Inc. Class A	40,755	1,050
	Kestrel Group Ltd.	39,227	1,040
	First US Bancshares Inc.	79,463	1,025
	United Bancorp Inc.	67,545	1,013
*,1	Fold Holdings Inc.	236,586	1,001
*	Heritage Global Inc.	432,887	961
	IF Bancorp Inc.	37,943	936
	Summit State Bank	84,229	913
*,1	Slide Insurance Holdings Inc.	40,855	885
	Sunrise Realty Trust Inc.	78,372	831
*	PB Bankshares Inc.	46,123	815
*	Rhinebeck Bancorp Inc.	68,307	801
	Sachem Capital Corp.	658,263	790
*	Catalyst Bancorp Inc.	63,538	787
	Bayfirst Financial Corp.	56,203	787
*,1	B. Riley Financial Inc.	261,466	777
	Auburn National Bancorp Inc.	29,648	768
*	Great Elm Group Inc.	358,816	757
	First Guaranty Bancshares Inc.	90,349	743
	Hennessy Advisors Inc.	58,395	736
	AmeriServ Financial Inc.	234,364	712
*	NSTS Bancorp Inc.	57,598	709
*	First Seacoast Bancorp	62,608	707
*,1	Central Plains Bancshares Inc.	43,239	655
*	Winchester Bancorp Inc.	68,982	617

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Old Market Capital Corp.	107,044	587
	US Global Investors Inc. Class A	226,209	584
*	Ategrity Specialty Holdings LLC	27,025	582
*	Broadway Financial Corp.	78,709	575
	SWK Holdings Corp.	38,673	570
*	Vroom Inc.	19,599	559
	Pathfinder Bancorp Inc.	36,045	553
	Manhattan Bridge Capital Inc.	97,420	533
[1]	Dominari Holdings Inc.	88,954	484
[1]	Marathon Bancorp Inc.	46,467	463
*,1	Aether Holdings Inc.	32,425	442
*	Katapult Holdings Inc.	55,113	441
[1]	Value Line Inc.	10,721	420
	Texas Community Bancshares Inc.	25,647	412
*	GoHealth Inc. Class A	71,226	395
	MarketWise Inc.	19,616	388
*	Jefferson Capital Inc.	20,285	374
	Donegal Group Inc. Class B	21,000	368
*	Usio Inc.	234,439	359
*	OptimumBank Holdings Inc.	73,222	327
	Lake Shore Bancorp Inc.	19,768	313
*	Bogota Financial Corp.	36,486	285
	Home Federal Bancorp Inc. of Louisiana	17,527	238
*	FlexShopper Inc.	194,566	233
*	Fundamental Global Inc.	12,138	202
	Atlantic American Corp.	88,541	189
*	Income Opportunity Realty Investors Inc.	8,889	164
*	Kentucky First Federal Bancorp	53,070	154
*	Oxbridge Re Holdings Ltd.	85,132	148
*	Carver Bancorp Inc.	71,288	123
*	CFSB Bancorp Inc.	6,191	85
*,1	Binah Capital Group Inc.	41,859	85
*,2	First Financial Northwest Inc.	126,611	71
	Glen Burnie Bancorp	12,758	64
	Cohen & Co. Inc.	4,688	47
*,1	Ryvyl Inc.	35,394	30
*,1	XBP Europe Holdings Inc.	30,472	28
*	OLB Group Inc.	11,281	21
*	Conifer Holdings Inc.	25,019	19
*	Netcapital Inc.	755	5
*	Marygold Cos. Inc.	5,089	4
*	Beneficient Class A	12,027	4
*,1	Reliance Global Group Inc.	2,385	4
*	SHF Holdings Inc.	1,943	4
*	Mill City Ventures III Ltd.	492	1
*,2	Sterling Bancorp Inc.	269,676	—
			20,550,048
Health Care (11.1%)
*	Veeva Systems Inc. Class A	2,310,791	665,462
*	Alnylam Pharmaceuticals Inc.	2,009,838	655,388
*	Natera Inc.	2,104,427	355,522
*	Insmed Inc.	2,809,183	282,716
*	Tenet Healthcare Corp.	1,431,775	251,992
*	Illumina Inc.	2,441,596	232,953
	Royalty Pharma plc Class A	5,581,481	201,101
*	United Therapeutics Corp.	694,773	199,643
*	Neurocrine Biosciences Inc.	1,524,906	191,665
	Encompass Health Corp.	1,551,250	190,230
*	Exelixis Inc.	4,201,777	185,193
*	BioMarin Pharmaceutical Inc.	2,953,080	162,331
*	Exact Sciences Corp.	2,909,018	154,585
*	Penumbra Inc.	596,847	153,169
*,1	Hims & Hers Health Inc.	3,022,592	150,676
*	Avantor Inc.	10,510,036	141,465
*	HealthEquity Inc.	1,336,108	139,971
	Ensign Group Inc.	880,036	135,754
*	Blueprint Medicines Corp.	996,084	127,678
*	Doximity Inc. Class A	2,060,329	126,381
*	Masimo Corp.	694,059	116,755

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Medpace Holdings Inc.	363,245	114,008
	Chemed Corp.	225,378	109,743
*	Elanco Animal Health Inc.	7,659,506	109,378
*	Corcept Therapeutics Inc.	1,455,591	106,840
*	Globus Medical Inc. Class A	1,739,479	102,664
*	Jazz Pharmaceuticals plc	950,233	100,839
*	Repligen Corp.	805,672	100,209
*	Revolution Medicines Inc.	2,704,892	99,513
*	Guardant Health Inc.	1,912,228	99,512
*	Bridgebio Pharma Inc.	2,286,541	98,733
*	Halozyme Therapeutics Inc.	1,897,767	98,722
*	Ionis Pharmaceuticals Inc.	2,463,561	97,335
*	Glaukos Corp.	882,423	91,145
*	Lantheus Holdings Inc.	1,067,031	87,347
*	Merit Medical Systems Inc.	909,578	85,027
*	Option Care Health Inc.	2,526,600	82,064
*	Madrigal Pharmaceuticals Inc.	267,465	80,946
	Teleflex Inc.	680,959	80,598
*	iRhythm Technologies Inc.	492,229	75,784
*	TG Therapeutics Inc.	2,091,462	75,272
*	Roivant Sciences Ltd.	6,499,191	73,246
*	Alkermes plc	2,539,326	72,650
	Bruker Corp.	1,710,259	70,463
*	TransMedics Group Inc.	521,859	69,934
*	Bio-Rad Laboratories Inc. Class A	288,437	69,606
*	ADMA Biologics Inc.	3,681,483	67,040
*	Axsome Therapeutics Inc.	640,574	66,870
*	Integer Holdings Corp.	536,509	65,975
*,1	CRISPR Therapeutics AG	1,334,881	64,929
*	Cytokinetics Inc.	1,842,086	60,863
*	Prestige Consumer Healthcare Inc.	762,075	60,852
*	Akero Therapeutics Inc.	1,133,091	60,462
*	Vaxcyte Inc.	1,836,405	59,702
*	PTC Therapeutics Inc.	1,221,011	59,634
*	Inspire Medical Systems Inc.	455,159	59,066
*	RadNet Inc.	1,018,803	57,980
*	Haemonetics Corp.	774,852	57,812
	Perrigo Co. plc	2,123,072	56,728
*	SpringWorks Therapeutics Inc.	1,161,270	54,568
*	Krystal Biotech Inc.	392,512	53,955
*	Ultragenyx Pharmaceutical Inc.	1,469,327	53,425
*	Protagonist Therapeutics Inc.	957,229	52,906
*	Avidity Biosciences Inc.	1,862,403	52,892
*	Rhythm Pharmaceuticals Inc.	836,287	52,845
*	Envista Holdings Corp.	2,624,952	51,292
*	Waystar Holding Corp.	1,233,855	50,428
*	ICU Medical Inc.	380,251	50,250
*	PROCEPT BioRobotics Corp.	855,445	49,274
*	Amedisys Inc.	500,027	49,198
	DENTSPLY SIRONA Inc.	3,090,819	49,082
*,1	Summit Therapeutics Inc.	2,177,168	46,330
*,1	Viking Therapeutics Inc.	1,736,655	46,021
*	Nuvalent Inc. Class A	593,564	45,289
*	Soleno Therapeutics Inc.	522,360	43,763
*	CorVel Corp.	419,554	43,122
*	Crinetics Pharmaceuticals Inc.	1,445,936	41,585
*	ACADIA Pharmaceuticals Inc.	1,910,299	41,205
*	Scholar Rock Holding Corp.	1,153,823	40,868
*	Arcellx Inc.	614,121	40,440
	Organon & Co.	4,001,952	38,739
*	Catalyst Pharmaceuticals Inc.	1,765,321	38,307
*	LivaNova plc	843,257	37,963
*	Privia Health Group Inc.	1,618,091	37,216
*	Kymera Therapeutics Inc.	802,553	35,023
	Concentra Group Holdings Parent Inc.	1,677,927	34,515
*	Twist Bioscience Corp.	927,710	34,130
*	Ligand Pharmaceuticals Inc.	298,976	33,988
*	Vericel Corp.	775,546	32,999
*	Mirum Pharmaceuticals Inc.	643,729	32,759
*	Veracyte Inc.	1,209,379	32,690

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Acadia Healthcare Co. Inc.	1,424,736	32,327
*	Addus HomeCare Corp.	280,455	32,306
*	Arrowhead Pharmaceuticals Inc.	1,935,340	30,578
*	GeneDx Holdings Corp. Class A	326,073	30,100
*	Agios Pharmaceuticals Inc.	895,525	29,785
*	QuidelOrtho Corp.	1,026,567	29,586
*	BioCryst Pharmaceuticals Inc.	3,235,489	28,990
*	Apellis Pharmaceuticals Inc.	1,667,488	28,864
*	Ideaya Biosciences Inc.	1,350,024	28,377
*	Novocure Ltd.	1,569,596	27,939
	Premier Inc. Class A	1,269,639	27,843
*,1	UFP Technologies Inc.	113,081	27,610
*	Enovis Corp.	878,650	27,554
*	Supernus Pharmaceuticals Inc.	867,281	27,337
*	Denali Therapeutics Inc.	1,921,061	26,876
*	Sotera Health Co.	2,360,095	26,244
	LeMaitre Vascular Inc.	315,762	26,224
*	Sarepta Therapeutics Inc.	1,519,236	25,979
*	Surgery Partners Inc.	1,158,555	25,755
*	Brookdale Senior Living Inc.	3,650,180	25,405
*	Progyny Inc.	1,150,712	25,316
*	AtriCure Inc.	768,957	25,199
*	Phreesia Inc.	881,780	25,095
	CONMED Corp.	476,286	24,805
*	BrightSpring Health Services Inc.	1,050,310	24,777
*	Amicus Therapeutics Inc.	4,295,078	24,611
*,1	GRAIL Inc.	478,415	24,600
	Select Medical Holdings Corp.	1,600,419	24,294
*	Beam Therapeutics Inc.	1,427,252	24,278
*	Tarsus Pharmaceuticals Inc.	594,608	24,088
*,1	Recursion Pharmaceuticals Inc. Class A	4,708,584	23,825
*	Teladoc Health Inc.	2,710,854	23,612
*	Arcutis Biotherapeutics Inc.	1,659,400	23,265
*	Alignment Healthcare Inc.	1,607,438	22,504
*	CG oncology Inc.	839,813	21,835
*	Azenta Inc.	704,652	21,689
*	Apogee Therapeutics Inc.	496,286	21,554
*	Omnicell Inc.	725,393	21,327
*	Celldex Therapeutics Inc.	1,027,678	20,913
*	Adaptive Biotechnologies Corp.	1,772,009	20,644
	National HealthCare Corp.	191,899	20,535
*	Vera Therapeutics Inc. Class A	850,615	20,040
*	Disc Medicine Inc.	378,246	20,032
*	Certara Inc.	1,686,039	19,727
*	10X Genomics Inc. Class A	1,699,034	19,675
*	89bio Inc.	1,998,125	19,622
*	Tandem Diabetes Care Inc.	1,031,977	19,236
*,1	Immunovant Inc.	1,189,963	19,039
*	Amneal Pharmaceuticals Inc.	2,339,924	18,930
*	Harmony Biosciences Holdings Inc.	594,040	18,772
*	Biohaven Ltd.	1,321,169	18,642
*	Pediatrix Medical Group Inc.	1,295,727	18,594
*	Artivion Inc.	596,135	18,540
*	Evolent Health Inc. Class A	1,645,763	18,531
*	Ocular Therapeutix Inc.	1,975,643	18,334
*	Travere Therapeutics Inc.	1,232,014	18,234
	US Physical Therapy Inc.	232,688	18,196
*	Alphatec Holdings Inc.	1,625,010	18,038
*	Clover Health Investments Corp. Class A	6,427,815	17,934
*	MannKind Corp.	4,703,401	17,591
*	Schrodinger Inc.	871,104	17,527
*	ANI Pharmaceuticals Inc.	263,381	17,186
*	Dynavax Technologies Corp.	1,731,873	17,180
*	Innoviva Inc.	854,886	17,175
*	Pacira BioSciences Inc.	710,174	16,973
*	CareDx Inc.	860,164	16,808
*	Astrana Health Inc.	639,079	15,900
*,1	Novavax Inc.	2,498,975	15,744
*	Pennant Group Inc.	526,216	15,708
*	AdaptHealth Corp. Class A	1,611,555	15,197

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Viridian Therapeutics Inc.	1,082,345	15,131
*	Harrow Inc.	489,848	14,960
*	Intellia Therapeutics Inc.	1,579,281	14,814
*	NeoGenomics Inc.	2,003,959	14,649
*	Ardelyx Inc.	3,728,162	14,614
*	Collegium Pharmaceutical Inc.	491,462	14,533
*	Neogen Corp.	3,033,950	14,502
*,1	ARS Pharmaceuticals Inc.	818,979	14,291
*	Edgewise Therapeutics Inc.	1,078,638	14,141
*	Akebia Therapeutics Inc.	3,756,919	13,675
*	Avadel Pharmaceuticals plc ADR	1,508,869	13,353
*	Amphastar Pharmaceuticals Inc.	576,626	13,239
*	Dyne Therapeutics Inc.	1,390,348	13,236
*	CorMedix Inc.	1,051,977	12,960
*	Integra LifeSciences Holdings Corp.	1,040,146	12,763
*	STAAR Surgical Co.	754,191	12,655
*	Syndax Pharmaceuticals Inc.	1,344,513	12,591
*	Praxis Precision Medicines Inc.	297,229	12,498
*	Nurix Therapeutics Inc.	1,090,222	12,418
*	Geron Corp.	8,752,804	12,341
*	AMN Healthcare Services Inc.	596,953	12,339
*	BioLife Solutions Inc.	571,438	12,309
*,1	Anavex Life Sciences Corp.	1,334,142	12,301
*	Enliven Therapeutics Inc.	603,855	12,113
*	WaVe Life Sciences Ltd.	1,859,163	12,085
*	Verve Therapeutics Inc.	1,068,699	12,001
*	Niagen Bioscience Inc.	829,737	11,956
*	Cogent Biosciences Inc.	1,663,249	11,942
*	Spyre Therapeutics Inc.	791,445	11,848
*	Janux Therapeutics Inc.	511,816	11,823
*	Immunome Inc.	1,264,665	11,761
*	Xeris Biopharma Holdings Inc.	2,508,575	11,715
*	MiMedx Group Inc.	1,844,989	11,273
*	SI-BONE Inc.	598,373	11,261
*,1	Cidara Therapeutics Inc.	229,558	11,182
*	uniQure NV	792,449	11,047
*	agilon health Inc.	4,748,584	10,922
*	LifeStance Health Group Inc.	2,033,671	10,514
*	Owens & Minor Inc.	1,120,929	10,200
	HealthStream Inc.	367,399	10,166
*	EyePoint Pharmaceuticals Inc.	1,060,396	9,978
*	Replimune Group Inc.	1,021,088	9,486
*	OPKO Health Inc.	7,185,222	9,484
*	Liquidia Corp.	737,957	9,195
*	Castle Biosciences Inc.	447,081	9,129
	Embecta Corp.	914,461	8,861
*	Arcus Biosciences Inc.	1,070,084	8,710
*	Xencor Inc.	1,094,042	8,599
*	Avanos Medical Inc.	698,567	8,550
*,1	ImmunityBio Inc.	3,182,027	8,401
*	LifeMD Inc.	616,800	8,401
*	Kura Oncology Inc.	1,414,472	8,161
*,1	Nuvation Bio Inc.	4,084,985	7,966
*,1	ArriVent Biopharma Inc.	364,807	7,942
*	Arvinas Inc.	1,073,713	7,903
*	Sage Therapeutics Inc.	861,903	7,861
	Mesa Laboratories Inc.	82,877	7,809
	Phibro Animal Health Corp. Class A	305,668	7,807
*	Mineralys Therapeutics Inc.	568,800	7,696
*	Myriad Genetics Inc.	1,444,433	7,670
*	Enhabit Inc.	795,302	7,667
*	Axogen Inc.	699,366	7,588
*,1	LENZ Therapeutics Inc.	257,154	7,537
	iRadimed Corp.	125,300	7,492
*	Vir Biotechnology Inc.	1,467,719	7,397
*	Arbutus Biopharma Corp.	2,383,793	7,366
*	Keros Therapeutics Inc.	548,134	7,318
*	Amylyx Pharmaceuticals Inc.	1,135,543	7,279
*	PACS Group Inc.	559,019	7,223
*	Evolus Inc.	781,997	7,202

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	aTyr Pharma Inc.	1,414,093	7,169
*	RxSight Inc.	550,189	7,152
*	Zevra Therapeutics Inc.	807,705	7,116
*	Relay Therapeutics Inc.	2,055,250	7,111
*,1	Stoke Therapeutics Inc.	622,734	7,068
*	ORIC Pharmaceuticals Inc.	696,242	7,067
*	Day One Biopharmaceuticals Inc.	1,078,633	7,011
*	Fortrea Holdings Inc.	1,411,022	6,970
*,1	Metsera Inc.	242,397	6,896
*,1	Phathom Pharmaceuticals Inc.	713,421	6,842
*,1	Mind Medicine MindMed Inc.	1,053,702	6,839
*	GoodRx Holdings Inc. Class A	1,365,676	6,801
*	Surmodics Inc.	228,244	6,781
*,1	Iovance Biotherapeutics Inc.	3,932,871	6,765
*	Orthofix Medical Inc.	605,320	6,749
*	KalVista Pharmaceuticals Inc.	585,865	6,623
*,1	AnaptysBio Inc.	296,154	6,575
*,1	Capricor Therapeutics Inc.	657,727	6,531
*	AngioDynamics Inc.	643,037	6,379
*	Trevi Therapeutics Inc.	1,159,889	6,345
*,1	Nutex Health Inc.	50,935	6,341
*,1	Personalis Inc.	966,121	6,338
*	Cullinan Therapeutics Inc.	832,253	6,267
*	Community Health Systems Inc.	1,819,841	6,187
*	Cross Country Healthcare Inc.	473,894	6,184
*	Talkspace Inc.	2,206,060	6,133
*	Theravance Biopharma Inc.	555,786	6,130
*	Fulgent Genetics Inc.	300,594	5,976
*	Delcath Systems Inc.	437,461	5,949
*	REGENXBIO Inc.	723,689	5,941
*	Celcuity Inc.	438,216	5,850
*	CryoPort Inc.	776,317	5,791
*,1	Butterfly Network Inc. Class A	2,880,758	5,762
[1]	Oruka Therapeutics Inc.	511,500	5,734
*	Senseonics Holdings Inc.	11,948,372	5,692
*,1	Semler Scientific Inc.	145,554	5,639
*,1	Eton Pharmaceuticals Inc.	394,692	5,624
*	Varex Imaging Corp.	645,646	5,598
*	CytomX Therapeutics Inc.	2,463,768	5,593
*	OrthoPediatrics Corp.	258,507	5,553
*	Cytek Biosciences Inc.	1,621,028	5,511
*,1	Dianthus Therapeutics Inc.	294,157	5,480
*	Standard BioTools Inc.	4,556,094	5,467
*	Emergent BioSolutions Inc.	846,933	5,403
*,1	Outset Medical Inc.	279,869	5,376
*,1	Sana Biotechnology Inc.	1,946,952	5,315
*	Taysha Gene Therapies Inc.	2,266,920	5,237
*	Rigel Pharmaceuticals Inc.	276,134	5,172
*,1	Rezolute Inc.	1,155,239	5,152
*,1	Pacific Biosciences of California Inc.	4,135,742	5,128
*	ClearPoint Neuro Inc.	425,592	5,082
*,1	Tango Therapeutics Inc.	989,957	5,069
*,1	Altimmune Inc.	1,288,776	4,988
*,1	Pulse Biosciences Inc.	321,823	4,856
*	Arcturus Therapeutics Holdings Inc.	371,333	4,831
*	Aveanna Healthcare Holdings Inc.	915,617	4,789
*	Lifecore Biomedical Inc.	583,354	4,737
*	Atea Pharmaceuticals Inc.	1,313,075	4,727
*	Tourmaline Bio Inc.	293,928	4,700
*	TruBridge Inc.	196,576	4,604
*,1	Heron Therapeutics Inc.	2,223,072	4,602
*	Solid Biosciences Inc.	942,134	4,588
*	Abeona Therapeutics Inc.	805,676	4,576
*	Fulcrum Therapeutics Inc.	659,658	4,538
*	Maravai LifeSciences Holdings Inc. Class A	1,871,480	4,510
*	Performant Healthcare Inc.	1,123,945	4,496
*,1	Nektar Therapeutics	173,647	4,487
	Simulations Plus Inc.	256,837	4,482
*	Claritev Corp.	97,419	4,397
*	Bioventus Inc. Class A	663,492	4,392

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Zimvie Inc.	463,438	4,333
*	iTeos Therapeutics Inc.	430,484	4,292
*,1	Quantum-Si Inc.	2,181,690	4,276
*,1	Ocugen Inc.	4,367,837	4,239
*	Cerus Corp.	3,004,131	4,236
*	Vanda Pharmaceuticals Inc.	896,831	4,233
*	Savara Inc.	1,832,124	4,177
*	Aquestive Therapeutics Inc.	1,255,843	4,157
*	Erasca Inc.	3,269,277	4,152
*	Treace Medical Concepts Inc.	705,316	4,147
*	Organogenesis Holdings Inc. Class A	1,127,451	4,126
*,1	Tonix Pharmaceuticals Holding Corp.	114,553	4,122
	SIGA Technologies Inc.	610,006	3,977
*,1	Corvus Pharmaceuticals Inc.	986,472	3,946
*	Sonida Senior Living Inc.	157,320	3,925
*	Health Catalyst Inc.	1,038,344	3,915
*	Compass Therapeutics Inc.	1,504,005	3,910
*	Quanterix Corp.	586,671	3,901
*	Aura Biosciences Inc.	621,740	3,892
*,1	Benitec Biopharma Inc.	332,429	3,889
*,1	Absci Corp.	1,508,168	3,876
*,1	Humacyte Inc.	1,843,290	3,852
*	Viemed Healthcare Inc.	551,607	3,812
*	MaxCyte Inc.	1,701,767	3,710
[1]	Jade Biosciences Inc.	368,762	3,684
*	Prothena Corp. plc	605,375	3,675
*,1	Gossamer Bio Inc.	2,976,584	3,661
*,1	Verastem Inc.	870,248	3,612
	National Research Corp.	214,552	3,604
*,1	SANUWAVE Health Inc.	109,291	3,591
*,1	SELLAS Life Sciences Group Inc.	1,637,729	3,587
*	OraSure Technologies Inc.	1,180,953	3,543
*	Terns Pharmaceuticals Inc.	936,968	3,495
*	Tactile Systems Technology Inc.	340,968	3,457
*	Vigil Neuroscience Inc.	432,832	3,441
*,1	Lineage Cell Therapeutics Inc.	3,758,671	3,411
*,1	Tectonic Therapeutic Inc.	171,382	3,405
*,1	Tyra Biosciences Inc.	355,408	3,401
*	Annexon Inc.	1,383,073	3,319
*,1	Precigen Inc.	2,327,831	3,306
*	Rocket Pharmaceuticals Inc.	1,347,624	3,302
*,1	Kestra Medical Technologies Ltd.	198,209	3,286
*	Ceribell Inc.	174,776	3,274
*	Perspective Therapeutics Inc.	947,092	3,258
*,1	Monte Rosa Therapeutics Inc.	717,730	3,237
*	OptimizeRx Corp.	235,229	3,176
*	Inogen Inc.	449,150	3,158
*	Codexis Inc.	1,291,118	3,150
*	Definitive Healthcare Corp. Class A	804,166	3,136
*,1	Cardiff Oncology Inc.	992,758	3,127
*	XOMA Royalty Corp.	122,291	3,082
*	Joint Corp.	261,039	3,012
*	Olema Pharmaceuticals Inc.	705,917	3,007
*	Inozyme Pharma Inc.	734,263	2,937
*,1	Sionna Therapeutics Inc.	167,423	2,905
*,1	Candel Therapeutics Inc.	566,665	2,867
*	Astria Therapeutics Inc.	533,441	2,859
*	NeuroPace Inc.	256,516	2,858
*	Bicara Therapeutics Inc.	304,052	2,825
*,1	Esperion Therapeutics Inc.	2,860,364	2,816
*,1	Omeros Corp.	937,196	2,812
*,1	Beta Bionics Inc.	191,557	2,789
	Utah Medical Products Inc.	48,796	2,777
*	OmniAb Inc.	1,593,097	2,772
*,1	Lexicon Pharmaceuticals Inc.	2,902,599	2,745
*,1	Sagimet Biosciences Inc. Class A	352,422	2,685
*	Aldeyra Therapeutics Inc.	700,665	2,684
*,1	Upstream Bio Inc.	243,957	2,679
*,1	Allogene Therapeutics Inc.	2,358,985	2,666
*,1	Septerna Inc.	252,145	2,665

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Eledon Pharmaceuticals Inc.	974,991	2,642
*,1	Palvella Therapeutics Inc.	112,482	2,535
*	Anika Therapeutics Inc.	238,996	2,529
*	Aclaris Therapeutics Inc.	1,775,412	2,521
*	Entrada Therapeutics Inc.	372,447	2,503
*	Editas Medicine Inc.	1,111,480	2,445
*	Foghorn Therapeutics Inc.	518,511	2,437
*,1	TriSalus Life Sciences Inc.	442,077	2,409
*,1	Neurogene Inc.	160,823	2,404
*,1	Prime Medicine Inc.	952,950	2,354
*	Stereotaxis Inc.	1,078,538	2,286
*,1	Alumis Inc.	760,942	2,283
*	Cargo Therapeutics Inc.	552,584	2,277
*,1	Tvardi Therapeutics Inc.	97,400	2,272
*	Y-mAbs Therapeutics Inc.	500,903	2,259
*	DocGo Inc.	1,426,766	2,240
*	Enanta Pharmaceuticals Inc.	294,946	2,230
*	Inhibrx Biosciences Inc.	155,932	2,225
*,1	Zenas Biopharma Inc.	229,530	2,224
*	KORU Medical Systems Inc.	612,281	2,192
*,1	Spero Therapeutics Inc.	751,283	2,179
*	Neuronetics Inc.	619,972	2,164
*	Electromed Inc.	98,146	2,158
*	Accuray Inc.	1,519,571	2,082
*	Voyager Therapeutics Inc.	667,461	2,076
*,1	Agenus Inc.	452,074	2,066
*,1	Avita Medical Inc.	389,203	2,059
*,1	Monopar Therapeutics Inc.	56,644	2,027
*	Puma Biotechnology Inc.	585,850	2,009
*,1	Gyre Therapeutics Inc.	273,348	2,009
*	ALT5 Sigma Corp.	276,708	2,005
*,1	MBX Biosciences Inc.	175,611	2,004
*,1	BioSig Technologies Inc.	276,598	1,975
*	Third Harmonic Bio Inc.	354,751	1,926
*	InfuSystem Holdings Inc.	304,587	1,901
*	Sight Sciences Inc.	459,335	1,897
*	LENSAR Inc.	142,256	1,873
*	Ventyx Biosciences Inc.	873,004	1,868
*	4D Molecular Therapeutics Inc.	496,207	1,841
*	Assembly Biosciences Inc.	101,202	1,834
*	American Well Corp. Class A	201,558	1,792
*,1	Maze Therapeutics Inc.	142,371	1,747
*	Kodiak Sciences Inc.	467,880	1,745
*,1	DiaMedica Therapeutics Inc.	445,700	1,738
*	Kewaunee Scientific Corp.	29,380	1,725
*,1	Sangamo Therapeutics Inc.	3,073,481	1,664
*	Pulmonx Corp.	637,904	1,652
*,1	Oncology Institute Inc.	796,186	1,632
*,1	Lexeo Therapeutics Inc.	404,869	1,628
*	Alector Inc.	1,162,297	1,627
*	Ironwood Pharmaceuticals Inc. Class A	2,251,627	1,615
*	Protara Therapeutics Inc.	528,758	1,602
*	Fate Therapeutics Inc.	1,403,918	1,572
*,1	Caribou Biosciences Inc.	1,231,510	1,552
*,1	scPharmaceuticals Inc.	406,108	1,547
*	Black Diamond Therapeutics Inc.	620,365	1,538
*,1	Genelux Corp.	532,385	1,528
*,1	Galectin Therapeutics Inc.	716,632	1,512
*,1	Journey Medical Corp.	210,258	1,510
*	iCAD Inc.	396,115	1,509
*	Exagen Inc.	212,176	1,481
*	Larimar Therapeutics Inc.	510,244	1,475
*,1	Elicio Therapeutics Inc.	190,461	1,470
*,1	Nuvectis Pharma Inc.	195,376	1,459
*,1	Lucid Diagnostics Inc.	1,259,880	1,449
*	Coya Therapeutics Inc.	251,592	1,447
*	Whitehawk Therapeutics Inc.	771,303	1,442
*	Design Therapeutics Inc.	426,268	1,437
*,1	CareCloud Inc.	604,043	1,426
*	Rapport Therapeutics Inc.	125,455	1,426

Extended Market Index Fund
		Shares	Market Value• ($000)
*	FONAR Corp.	94,631	1,416
*	Sanara Medtech Inc.	49,654	1,410
*,1	Coherus Oncology Inc.	1,919,896	1,404
*	RAPT Therapeutics Inc.	174,050	1,392
*,1	Cartesian Therapeutics Inc.	133,776	1,390
*	Anixa Biosciences Inc.	420,658	1,388
*	Atossa Therapeutics Inc.	1,667,748	1,384
*,1	Vaxart Inc.	3,051,020	1,379
*,1	Pro-Dex Inc.	31,513	1,375
*	Biote Corp. Class A	342,071	1,375
*	CVRx Inc.	233,213	1,371
*,1	Veru Inc.	2,310,768	1,344
*,1	Achieve Life Sciences Inc.	588,772	1,331
*	Tela Bio Inc.	685,690	1,330
*,1	Instil Bio Inc.	60,755	1,266
*,1	Monogram Technologies Inc.	432,479	1,250
*,1	Cassava Sciences Inc.	679,920	1,231
*	VolitionRX Ltd.	1,611,013	1,224
*	Seer Inc. Class A	562,546	1,204
*,1	Corbus Pharmaceuticals Holdings Inc.	174,434	1,204
*,1	C4 Therapeutics Inc.	840,158	1,201
*,1	Forte Biosciences Inc.	92,841	1,200
*,1	Microbot Medical Inc.	474,602	1,196
*,1	Beyondspring Inc.	501,309	1,178
*	Nkarta Inc.	704,875	1,170
*,1	PDS Biotechnology Corp.	876,143	1,165
*	Lyell Immunopharma Inc.	128,808	1,139
*	MacroGenics Inc.	931,105	1,127
*,1	Inovio Pharmaceuticals Inc.	546,813	1,113
*,1	Orchestra BioMed Holdings Inc.	414,591	1,111
*,1	Alpha Teknova Inc.	225,591	1,108
*,1	Tenaya Therapeutics Inc.	1,796,311	1,098
*	Vistagen Therapeutics Inc.	545,535	1,091
*,1	Cabaletta Bio Inc.	712,915	1,084
*	Cue Biopharma Inc.	1,588,684	1,084
*	Korro Bio Inc.	85,738	1,071
*,1	Skye Bioscience Inc.	249,751	1,044
*,1	Aardvark Therapeutics Inc.	77,035	1,042
*,1	Zentalis Pharmaceuticals Inc.	896,551	1,040
*	Clearside Biomedical Inc.	1,282,305	1,026
*	TScan Therapeutics Inc.	706,082	1,024
*,1	Hinge Health Inc. Class A	19,748	1,022
*,1	Jasper Therapeutics Inc.	183,935	1,021
*,1	Sera Prognostics Inc. Class A	365,866	1,013
*,1	Seres Therapeutics Inc.	90,733	1,008
*	Vivani Medical Inc.	772,663	997
*	Innovage Holding Corp.	269,545	995
*	Sensus Healthcare Inc.	207,423	983
*,1	Surrozen Inc.	109,396	978
*,1	Immuneering Corp. Class A	289,196	975
*,1	Immunic Inc.	1,393,748	972
*,1	Anteris Technologies Global Corp.	253,167	959
*	MAIA Biotechnology Inc.	529,906	954
*	CytoSorbents Corp.	743,441	952
*	Pliant Therapeutics Inc.	815,625	946
*	Gain Therapeutics Inc.	524,837	945
*,1	Inhibikase Therapeutics Inc.	483,350	943
*,1	Neumora Therapeutics Inc.	1,284,361	942
*	Apyx Medical Corp.	414,663	933
*,1	AirSculpt Technologies Inc.	191,021	923
*	Quince Therapeutics Inc.	551,520	910
*	MediciNova Inc.	670,978	879
*	Insight Molecular Diagnostics Inc.	290,743	878
*	Kyverna Therapeutics Inc.	284,906	875
*,1	XBiotech Inc.	292,547	869
*	BioAge Labs Inc.	210,307	869
*	ImmuCell Corp.	123,668	861
*,1	Pyxis Oncology Inc.	782,884	861
*	Sutro Biopharma Inc.	1,186,947	847
*,1	Vor BioPharma Inc.	519,630	842

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	TuHURA Biosciences Inc.	376,319	839
*,1	Assertio Holdings Inc.	1,307,570	838
*,1	Precision BioSciences Inc.	198,926	835
*	enVVeno Medical Corp.	208,080	830
*	Avalo Therapeutics Inc.	165,801	827
*,1	Liminatus Pharma Inc. Class A	73,424	819
*,1	ProKidney Corp. Class A	1,375,453	814
*,1	Inotiv Inc.	445,806	811
*,1	Spectral AI Inc.	315,418	782
*	Rafael Holdings Inc. Class B	446,671	773
*	HilleVax Inc.	387,789	772
*	Rapid Micro Biosystems Inc. Class A	223,079	770
*	Myomo Inc.	346,162	748
*,1	Alto Neuroscience Inc.	328,913	724
*,1	Metagenomi Inc.	484,252	717
*	Elutia Inc. Class A	346,528	686
*	Adicet Bio Inc.	1,079,499	658
*,1	Caris Life Sciences Inc.	24,516	655
*,1	Greenwich Lifesciences Inc.	71,311	647
*,1	Biomea Fusion Inc.	358,928	646
*	Invivyd Inc.	869,870	622
*	Adverum Biotechnologies Inc.	285,796	614
*	Champions Oncology Inc.	82,671	609
*	HeartBeam Inc.	484,505	606
*	NRX Pharmaceuticals Inc.	185,880	606
*	Actinium Pharmaceuticals Inc.	424,314	594
*	Mural Oncology plc	236,779	585
*	Hyperfine Inc.	811,998	584
*	Rein Therapeutics Inc.	411,378	576
*	PMV Pharmaceuticals Inc.	540,351	573
*	RenovoRx Inc.	432,219	571
*,1	Unicycive Therapeutics Inc.	118,867	567
*,1	ModivCare Inc.	181,312	566
*,1	Nutriband Inc.	71,662	564
*	Owlet Inc. Class A	65,981	554
*	Shattuck Labs Inc.	692,870	549
*	Acumen Pharmaceuticals Inc.	472,172	548
*	Xtant Medical Holdings Inc.	719,477	532
*,1	Zynex Inc.	205,591	530
*,1	Zura Bio Ltd. Class A	500,323	525
*,1	Senti Biosciences Inc.	245,464	518
*,1	Atara Biotherapeutics Inc.	66,452	513
*,1	Inmune Bio Inc.	219,317	507
*,1	Karyopharm Therapeutics Inc.	117,507	506
*	Climb Bio Inc.	404,120	501
*,1	CervoMed Inc.	79,393	499
*,1	Scilex Holding Co.	84,663	499
*	Nautilus Biotechnology Inc.	670,132	486
*,1	Fortress Biotech Inc.	252,845	470
*	Modular Medical Inc.	612,199	456
*	Mersana Therapeutics Inc.	1,524,973	451
*,1	Outlook Therapeutics Inc.	281,280	450
*	Forian Inc.	229,226	449
*	Context Therapeutics Inc.	677,806	444
*	Century Therapeutics Inc.	785,571	439
*,1	Cibus Inc. Class A	309,925	428
*,1	Werewolf Therapeutics Inc.	392,161	427
*	Ikena Oncology Inc.	318,152	426
*,1	Verrica Pharmaceuticals Inc.	802,605	425
*	Cumberland Pharmaceuticals Inc.	126,562	424
*	ElectroCore Inc.	79,915	422
*	Milestone Scientific Inc.	648,093	412
*	Immix Biopharma Inc.	199,247	412
*,1	Renovaro Inc.	1,404,708	406
*	OnKure Therapeutics Inc. Class A	168,135	402
*,1	Biodesix Inc.	1,418,674	400
*,1	Akoya Biosciences Inc.	306,112	398
*	Applied Therapeutics Inc.	1,260,938	392
*,1	Annovis Bio Inc.	179,361	389
*	Precision Optics Corp. Inc.	78,851	384

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Atlantic International Corp.	180,180	366
*,1	Clene Inc.	92,802	363
*	Klotho Neurosciences Inc.	312,500	353
*	Kezar Life Sciences Inc.	76,473	350
*	NeueHealth Inc.	47,738	329
*,1	Telomir Pharmaceuticals Inc.	261,970	327
*,1	Pulmatrix Inc.	47,009	325
*	SCYNEXIS Inc.	479,862	324
*,1	PepGen Inc.	289,477	321
*,1	Omada Health Inc.	17,539	321
*	Lantern Pharma Inc.	99,265	314
*,1	IGM Biosciences Inc.	275,546	309
*	Femasys Inc.	318,867	308
*,1	Celularity Inc. Class A	155,085	304
*,1	Artiva Biotherapeutics Inc.	200,614	303
*	Rockwell Medical Inc.	355,638	302
*	FibroGen Inc.	55,235	293
*,1	Aligos Therapeutics Inc.	39,182	282
*,1	Firefly Neuroscience Inc.	99,218	281
*,1	Xilio Therapeutics Inc.	408,516	278
*	AN2 Therapeutics Inc.	261,931	278
*	Opus Genetics Inc.	288,947	272
*	Ovid therapeutics Inc.	819,585	270
*,1	KALA BIO Inc.	54,101	258
*	Vicarious Surgical Inc. Class A	34,392	258
*,1	Harvard Bioscience Inc.	579,986	257
*,1	Kindly MD Inc.	18,384	255
*	Fibrobiologics Inc.	407,674	254
*,1	ABVC BioPharma Inc.	111,533	248
*,1	DarioHealth Corp.	355,607	238
*	Dyadic International Inc.	238,983	237
*	Lipocine Inc.	74,283	235
*	Durect Corp.	363,771	231
*	Generation Bio Co.	718,076	230
*	Contineum Therapeutics Inc. Class A	57,107	227
*,1	Elevation Oncology Inc.	608,571	223
*	NeuroOne Medical Technologies Corp.	329,347	223
*,1	eXoZymes Inc.	23,154	222
*	Reviva Pharmaceuticals Holdings Inc.	573,378	219
*	BioAtla Inc.	549,449	218
*	Streamline Health Solutions Inc.	42,066	217
*	NanoViricides Inc.	154,515	216
*,1	Coeptis Therapeutics Holdings Inc.	27,529	215
*,1	Relmada Therapeutics Inc.	353,625	212
*	Acrivon Therapeutics Inc.	176,365	210
*,1	Armata Pharmaceuticals Inc.	106,021	201
*	VYNE Therapeutics Inc.	121,974	201
*	Precipio Inc.	17,645	198
*	Passage Bio Inc.	493,230	197
*	MEI Pharma Inc.	79,554	196
*,1	Exicure Inc.	27,839	196
*	American Shared Hospital Services	81,025	195
*	IGC Pharma Inc.	630,222	193
*	Actuate Therapeutics Inc.	31,594	193
*	Dare Bioscience Inc.	79,884	191
*	Curis Inc.	81,339	189
*,1	Longeveron Inc. Class A	144,272	188
*,1	Tempest Therapeutics Inc.	27,203	185
*	Cadrenal Therapeutics Inc.	14,590	176
	Cryo-Cell International Inc.	33,057	172
*,1	ALX Oncology Holdings Inc.	404,096	168
*	Prelude Therapeutics Inc.	207,507	168
*,1	Tevogen Bio Holdings Inc.	133,913	167
*	Lisata Therapeutics Inc.	57,596	166
*	Fractyl Health Inc.	101,641	165
*,1	Nexalin Technology Inc.	159,878	163
*,1	CAMP4 Therapeutics Corp.	110,467	160
*,1	Envoy Medical Inc.	112,140	159
*,1	ProPhase Labs Inc.	404,210	158
*	Retractable Technologies Inc.	246,784	158

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Imunon Inc.	190,487	152
*	IRIDEX Corp.	164,113	145
*,1	Cingulate Inc.	35,377	144
*,1	Mira Pharmaceuticals Inc.	117,824	143
*	TherapeuticsMD Inc.	122,234	142
*	Anebulo Pharmaceuticals Inc.	94,951	137
*	vTv Therapeutics Inc. Class A	9,271	137
*	Athira Pharma Inc.	452,018	136
*,1	Rani Therapeutics Holdings Inc. Class A	262,827	135
*,1	Vivos Therapeutics Inc.	42,634	135
*,1	Cellectar Biosciences Inc.	18,986	135
*,1	Carisma Therapeutics Inc.	342,628	134
*	Serina Therapeutics Inc.	21,701	134
*	Marker Therapeutics Inc.	87,137	133
*,1	DIH Holdings US Inc.	540,297	132
*	Tenax Therapeutics Inc.	22,287	130
*	Minerva Neurosciences Inc.	74,257	128
*	Co-Diagnostics Inc.	444,776	125
*,1	Citius Pharmaceuticals Inc.	78,315	125
*,1	X4 Pharmaceuticals Inc.	64,530	123
*,1	Crescent Biopharma Inc.	7,305	118
*,1	Leap Therapeutics Inc.	394,334	117
*	Cocrystal Pharma Inc.	76,721	114
*	Q32 Bio Inc.	76,718	114
*,1	Phio Pharmaceuticals Corp.	48,665	114
*	Nexgel Inc.	43,001	111
*	Lexaria Bioscience Corp.	123,350	107
*,1	iBio Inc.	138,401	106
*	CalciMedica Inc.	66,132	101
*,1	GeoVax Labs Inc.	115,156	100
*	Kalaris Therapeutics Inc.	37,330	100
*,1	Alaunos Therapeutics Inc.	20,471	99
*,1	Beyond Air Inc.	561,698	97
*,1	SiNtx Technologies Inc.	30,430	97
*	NextCure Inc.	201,978	93
*	Hookipa Pharma Inc.	69,843	88
*	Cognition Therapeutics Inc.	281,810	87
*,1	Bullfrog AI Holdings Inc.	56,160	85
*	SAB Biotherapeutics Inc.	48,671	85
*	Rallybio Corp.	248,743	84
*	PharmaCyte Biotech Inc.	74,919	82
*,1	Lyra Therapeutics Inc.	9,116	82
*,1	Calidi Biotherapeutics Inc.	353,380	81
*,1	Equillium Inc.	247,430	78
*	SunLink Health Systems Inc.	83,942	74
*	Acurx Pharmaceuticals Inc.	145,537	74
*	UNITY Biotechnology Inc.	194,785	74
*,1	BioVie Inc.	75,467	70
*	Cyclerion Therapeutics Inc.	23,490	68
*,1	CEL-SCI Corp.	29,909	68
*	Biomerica Inc.	21,127	67
*	MiNK Therapeutics Inc.	8,595	64
*	Aytu BioPharma Inc.	27,888	61
*	Bolt Biotherapeutics Inc.	10,276	60
*,1	IN8bio Inc.	28,349	59
*	Predictive Oncology Inc.	69,881	58
*,1	Cosmos Health Inc.	134,834	57
*,1	Dogwood Therapeutics Inc.	11,782	57
*	P3 Health Partners Inc.	9,074	57
*	Eyenovia Inc.	5,379	56
*	Synlogic Inc.	42,476	54
*	Strata Skin Sciences Inc.	23,545	54
*	Matinas BioPharma Holdings Inc.	58,387	52
*,1	BioRestorative Therapies Inc.	29,730	50
*	Aprea Therapeutics Inc.	28,562	49
*	PAVmed Inc.	79,689	48
*,1	Creative Medical Technology Holdings Inc.	17,629	47
*,1	Cardio Diagnostics Holdings Inc.	12,682	46
*,1	Hoth Therapeutics Inc.	38,804	45
*,1	Neuraxis Inc.	17,745	43

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Sensei Biotherapeutics Inc.	4,980	43
*	Talphera Inc.	81,358	39
*,1	Ekso Bionics Holdings Inc.	11,964	39
*,1	Xenetic Biosciences Inc.	9,797	38
*,1	GT Biopharma Inc.	10,504	38
*,1	Bioxcel Therapeutics Inc.	18,331	33
*	VivoSim Labs Inc.	22,374	33
*	Edesa Biotech Inc.	15,702	32
*	Turnstone Biologics Corp.	83,400	30
*,1	BrainStorm Cell Therapeutics Inc.	26,734	30
*	Galecto Inc.	8,508	28
*,1	Bionano Genomics Inc.	8,420	28
*,1	Intelligent Bio Solutions Inc.	15,485	27
*	Boundless Bio Inc.	25,927	26
*,1	AquaBounty Technologies Inc.	34,020	25
*,1	OneMedNet Corp.	44,500	25
*	BioCardia Inc.	12,616	25
*,1	SeaStar Medical Holding Corp.	55,856	24
*,1	HCW Biologics Inc.	6,080	24
*,1	Synaptogenix Inc.	2,740	21
*	Impact BioMedical Inc.	31,607	20
*	Sonoma Pharmaceuticals Inc.	6,666	19
*,1	Traws Pharma Inc.	12,911	19
*	MetaVia Inc.	28,020	18
*	Titan Pharmaceuticals Inc.	4,103	17
*,1,2	Aceragen Inc.	39,478	15
	Scienture Holdings Inc.	14,566	15
*,1	Longevity Health Holdings Inc.	5,613	14
*,1	bioAffinity Technologies Inc.	40,642	12
*,1	Intensity Therapeutics Inc.	40,587	12
*,1	Tivic Health Systems Inc.	2,824	12
*,1	Plus Therapeutics Inc.	32,541	11
*,1,2	Avinger Inc.	23,802	11
*,1	Silo Pharma Inc.	16,334	10
*	Indaptus Therapeutics Inc.	966	10
*,1	Moleculin Biotech Inc.	30,314	9
*	Estrella Immunopharma Inc.	8,981	8
*	Kiora Pharmaceuticals Inc.	2,729	8
*,1	VSee Health Inc.	6,936	8
*,1	Protagenic Therapeutics Inc.	2,287	8
*,1	HeartSciences Inc.	1,916	7
*	Evoke Pharma Inc.	2,487	7
*,1	Venus Concept Inc.	2,950	7
*	Biofrontera Inc.	8,611	6
*,1	Jaguar Health Inc.	2,380	6
*,1	Lixte Biotechnology Holdings Inc.	5,209	5
*	Processa Pharmaceuticals Inc.	24,433	5
*,1	Innovative Eyewear Inc.	2,362	5
*,1	Adial Pharmaceuticals Inc.	13,159	4
*	Soligenix Inc.	3,180	4
*	INVO Fertility Inc.	4,506	4
*,1	Ernexa Therapeutics Inc.	2,147	4
*,1	SCWorx Corp.	6,922	3
*,1	Genprex Inc.	14,975	3
*	Palisade Bio Inc.	4,536	3
*	Theriva Biologics Inc.	7,780	3
*	Tenon Medical Inc.	2,982	3
*,1	Ensysce Biosciences Inc.	1,213	3
*,1	AEON Biopharma Inc. Class A	4,456	3
*,1	NanoVibronix Inc.	2,746	3
*,1	Aethlon Medical Inc.	2,654	3
*	Alzamend Neuro Inc.	872	3
*,1	TransCode Therapeutics Inc.	336	3
*,1	Entero Therapeutics Inc.	4,535	2
*,1	TNF Pharmaceuticals Inc.	13,689	2
*	180 Life Sciences Corp.	2,521	2
*,1	Salarius Pharmaceuticals Inc.	1,820	2
*	iSpecimen Inc.	1,800	2
*,1	Sonnet BioTherapeutics Holdings Inc.	1,840	2
*,1	MSP Recovery Inc.	1,748	2

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Qualigen Therapeutics Inc.	456	2
*,2	TFF Pharmaceuticals Inc.	11,762	1
*	Ontrak Inc.	1,355	1
*	Enveric Biosciences Inc.	1,214	1
*	Inspire Veterinary Partners Inc. Class A	433	1
*	Mustang Bio Inc.	1,468	1
*,1	Abpro Holdings Inc.	5,125	1
*	cbdMD Inc.	1,631	1
*,1	Oragenics Inc.	296	1
*	Ainos Inc.	393	1
*,2	Aravive Inc.	149,018	—
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*,2	MYOS Corp.	20,700	—
*,1	Healthcare Triangle Inc.	8,801	—
*,1,2	MYOS Corp. (Registered)	48,410	—
*	NovaBay Pharmaceuticals Inc.	392	—
*,1	Nuwellis Inc.	1,926	—
*	Autonomix Medical Inc.	82	—
*	ENDRA Life Sciences Inc.	23	—
*	60 Degrees Pharmaceuticals Inc.	117	—
*,2	NeuBase Therapeutics Inc.	18,981	—
*	Conduit Pharmaceuticals Inc.	135	—
*	Applied DNA Sciences Inc.	12	—
*	Cyclacel Pharmaceuticals Inc.	362	—
*	Helius Medical Technologies Inc. Class A	840	—
*	Onconetix Inc.	21	—
*	ReShape Lifesciences Inc.	35	—
			12,511,757
Industrials (18.2%)
	Vertiv Holdings Co. Class A	5,875,429	754,464
	Ferguson Enterprises Inc.	3,060,924	666,516
	EMCOR Group Inc.	689,367	368,736
	RB Global Inc.	2,850,810	302,728
	Comfort Systems USA Inc.	542,573	290,933
	Curtiss-Wright Corp.	580,152	283,433
	SS&C Technologies Holdings Inc.	3,301,782	273,388
	TransUnion	3,005,138	264,452
	HEICO Corp.	799,989	262,396
	Carlisle Cos. Inc.	664,433	248,099
	HEICO Corp. Class A	921,074	238,328
	Watsco Inc.	537,586	237,409
	AECOM	2,036,480	229,837
*	XPO Inc.	1,816,000	229,343
	Woodward Inc.	916,670	224,667
	Graco Inc.	2,566,828	220,670
	Booz Allen Hamilton Holding Corp.	1,952,757	203,341
	BWX Technologies Inc.	1,407,557	202,773
*,1	Rocket Lab Corp.	5,620,928	201,061
*	API Group Corp.	3,752,939	191,588
	ITT Inc.	1,209,606	189,703
*	ATI Inc.	2,173,875	187,692
	nVent Electric plc	2,540,549	186,095
*	RBC Bearings Inc.	483,127	185,907
	FTAI Aviation Ltd.	1,581,541	181,940
	Owens Corning	1,309,959	180,146
*	Clean Harbors Inc.	774,644	179,082
	Lincoln Electric Holdings Inc.	859,536	178,199
*	Core & Main Inc. Class A	2,918,321	176,121
	CNH Industrial NV	13,481,138	174,716
*	CACI International Inc. Class A	339,232	161,712
*	MasTec Inc.	944,007	160,887
*,1	QXO Inc.	7,443,388	160,331
	Regal Rexnord Corp.	1,023,354	148,345
	Tetra Tech Inc.	4,063,640	146,129
	Crane Co.	753,114	143,009
	Acuity Inc.	472,038	140,828
	Applied Industrial Technologies Inc.	587,148	136,483
	Mueller Industries Inc.	1,704,445	135,452

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Fluor Corp.	2,538,199	130,133
	Donaldson Co. Inc.	1,835,514	127,293
	WESCO International Inc.	684,573	126,783
	Advanced Drainage Systems Inc.	1,088,429	125,017
*	AeroVironment Inc.	434,435	123,792
	Allison Transmission Holdings Inc.	1,296,901	123,193
*	SPX Technologies Inc.	720,549	120,822
*	NEXTracker Inc. Class A	2,217,208	120,550
*	Paylocity Holding Corp.	664,502	120,401
*	Kratos Defense & Security Solutions Inc.	2,566,667	119,222
*	Middleby Corp.	824,238	118,690
*	American Airlines Group Inc.	10,176,124	114,176
*	Chart Industries Inc.	693,121	114,122
	Oshkosh Corp.	992,017	112,634
*	Saia Inc.	411,000	112,610
*	Casella Waste Systems Inc. Class A	961,948	110,990
	Knight-Swift Transportation Holdings Inc. Class A	2,496,627	110,426
*	ExlService Holdings Inc.	2,506,429	109,757
	Genpact Ltd.	2,478,353	109,072
	Toro Co.	1,539,743	108,829
*	Dycom Industries Inc.	443,975	108,503
	Armstrong World Industries Inc.	666,548	108,274
*	Sterling Infrastructure Inc.	469,141	108,245
	Esab Corp.	878,605	105,916
	Flowserve Corp.	2,015,578	105,516
	Watts Water Technologies Inc. Class A	422,389	103,861
	MSA Safety Inc.	603,921	101,175
	Valmont Industries Inc.	309,410	101,044
	Ryder System Inc.	634,945	100,956
	Federal Signal Corp.	940,307	100,067
	Simpson Manufacturing Co. Inc.	643,813	99,991
	AGCO Corp.	956,210	98,643
*	Kirby Corp.	862,282	97,791
	KBR Inc.	1,999,292	95,846
	Fortune Brands Innovations Inc.	1,853,814	95,434
	Air Lease Corp. Class A	1,600,064	93,588
*	Alaska Air Group Inc.	1,873,269	92,689
	UFP Industries Inc.	930,164	92,421
*	Lyft Inc. Class A	5,719,641	90,142
*	Trex Co. Inc.	1,655,014	90,000
*	GXO Logistics Inc.	1,764,358	85,924
	JBT Marel Corp.	714,185	85,888
	U-Haul Holding Co. (XNYS)	1,556,877	84,647
	GATX Corp.	550,266	84,499
*	FTI Consulting Inc.	520,016	83,983
*	SiteOne Landscape Supply Inc.	692,755	83,782
*	Archer Aviation Inc. Class A	7,629,648	82,782
	Science Applications International Corp.	728,531	82,040
*	Gates Industrial Corp. plc	3,538,983	81,503
*,1	Joby Aviation Inc.	7,702,415	81,260
	Zurn Elkay Water Solutions Corp.	2,176,427	79,592
	Moog Inc. Class A	436,115	78,924
*	Construction Partners Inc. Class A	728,735	77,450
	WillScot Holdings Corp.	2,816,213	77,164
	AAON Inc.	1,042,114	76,856
	ESCO Technologies Inc.	398,824	76,522
	Landstar System Inc.	537,636	74,742
*,1	Bloom Energy Corp. Class A	3,119,564	74,620
	CSW Industrials Inc.	258,915	74,265
*,1	NuScale Power Corp.	1,852,597	73,289
	Timken Co.	982,334	71,268
	Hexcel Corp.	1,239,817	70,037
	UL Solutions Inc. Class A	960,758	70,001
*	Spirit AeroSystems Holdings Inc. Class A	1,812,669	69,153
	Sensata Technologies Holding plc	2,257,855	67,984
	Herc Holdings Inc.	501,767	66,078
	Arcosa Inc.	752,701	65,267
	Primoris Services Corp.	834,644	65,052
*	GMS Inc.	592,650	64,451
*	SkyWest Inc.	622,604	64,110

Extended Market Index Fund
		Shares	Market Value• ($000)
*	StandardAero Inc.	2,024,214	64,066
	Robert Half Inc.	1,550,262	63,638
	Granite Construction Inc.	673,093	62,941
*	Verra Mobility Corp. Class A	2,463,862	62,557
	Enpro Inc.	324,833	62,222
	Maximus Inc.	869,179	61,016
*	CBIZ Inc.	826,281	59,253
	Exponent Inc.	783,016	58,499
	Korn Ferry	795,518	58,335
	MSC Industrial Direct Co. Inc. Class A	685,828	58,309
	Mueller Water Products Inc. Class A	2,418,233	58,134
	Kadant Inc.	181,993	57,774
	Brink's Co.	647,008	57,771
	Matson Inc.	502,453	55,948
*	Amentum Holdings Inc.	2,330,633	55,026
	Franklin Electric Co. Inc.	604,495	54,247
	Leonardo DRS Inc.	1,149,811	53,443
	EnerSys	609,668	52,291
*	Parsons Corp.	727,164	52,189
*	GEO Group Inc.	2,138,220	51,210
*	Resideo Technologies Inc.	2,289,180	50,499
	Boise Cascade Co.	580,908	50,434
*	Everus Construction Group Inc.	787,456	50,027
	Terex Corp.	1,013,201	47,306
	Atmus Filtration Technologies Inc.	1,274,231	46,408
	Brady Corp. Class A	673,773	45,796
	ABM Industries Inc.	959,079	45,278
	Rush Enterprises Inc. Class A	866,786	44,648
*,1	Avis Budget Group Inc.	261,046	44,130
	Argan Inc.	199,961	44,087
	McGrath RentCorp	380,166	44,084
	Dun & Bradstreet Holdings Inc.	4,816,473	43,782
*	MYR Group Inc.	239,869	43,524
	AZZ Inc.	460,464	43,505
	UniFirst Corp.	231,120	43,501
	Griffon Corp.	599,189	43,363
*	ACV Auctions Inc. Class A	2,650,063	42,984
*	Mercury Systems Inc.	784,711	42,265
*	OPENLANE Inc.	1,657,699	40,531
	Alight Inc. Class A	6,935,385	39,254
*	IES Holdings Inc.	128,772	38,146
	REV Group Inc.	797,854	37,970
*	AAR Corp.	548,506	37,732
	Concentrix Corp.	709,987	37,526
	Atkore Inc.	521,689	36,805
	VSE Corp.	276,824	36,258
*	Loar Holdings Inc.	418,539	36,066
*	CoreCivic Inc.	1,682,917	35,459
	HNI Corp.	717,472	35,285
	Alamo Group Inc.	160,105	34,964
*	RXO Inc.	2,209,731	34,737
*	Huron Consulting Group Inc.	247,730	34,073
	Enerpac Tool Group Corp. Class A	837,683	33,976
	Trinity Industries Inc.	1,257,254	33,958
	TriNet Group Inc.	462,906	33,857
	Insperity Inc.	550,817	33,115
	Albany International Corp. Class A	467,185	32,764
*	Tutor Perini Corp.	683,044	31,953
	Hub Group Inc. Class A	935,139	31,262
[1]	Powell Industries Inc.	144,878	30,490
	Worthington Enterprises Inc.	478,726	30,466
*	Triumph Group Inc.	1,180,188	30,390
*	Hayward Holdings Inc.	2,199,437	30,352
	Standex International Corp.	185,881	29,087
	ManpowerGroup Inc.	716,337	28,940
*,1	Sunrun Inc.	3,535,835	28,923
*	Clarivate plc	6,670,600	28,684
	CSG Systems International Inc.	423,800	27,678
	ArcBest Corp.	354,546	27,304
	Kennametal Inc.	1,176,562	27,014

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Gibraltar Industries Inc.	457,146	26,972
	Pitney Bowes Inc.	2,438,756	26,607
	Tecnoglass Inc.	340,821	26,366
*,1	Enovix Corp.	2,541,732	26,282
	Werner Enterprises Inc.	952,477	26,060
*	Upwork Inc.	1,891,090	25,416
*	Xometry Inc. Class A	723,323	24,441
	ICF International Inc.	287,190	24,328
	Lindsay Corp.	168,280	24,274
*	DNOW Inc.	1,633,455	24,224
*,1	Symbotic Inc. Class A	623,534	24,224
*,1	Plug Power Inc.	15,559,732	23,184
*	Limbach Holdings Inc.	162,138	22,716
	Tennant Co.	290,332	22,495
*	American Superconductor Corp.	608,807	22,337
	Greenbrier Cos. Inc.	482,622	22,225
	Hillenbrand Inc.	1,102,750	22,132
*,1	Innodata Inc.	431,274	22,090
*	Hillman Solutions Corp.	3,063,882	21,876
*	Masterbrand Inc.	1,955,142	21,370
*	Blue Bird Corp.	489,307	21,118
*	Planet Labs PBC	3,367,991	20,545
	MillerKnoll Inc.	1,037,270	20,144
*	JetBlue Airways Corp.	4,742,673	20,062
	CRA International Inc.	104,330	19,548
	Interface Inc. Class A	907,496	18,994
*	NV5 Global Inc.	821,288	18,964
*	MRC Global Inc.	1,334,969	18,302
*	BrightView Holdings Inc.	1,077,095	17,934
*	Janus International Group Inc.	2,190,520	17,831
*,1	Eos Energy Enterprises Inc.	3,465,331	17,743
*,1	Acuren Corp.	1,586,647	17,517
*,1	Karman Holdings Inc.	347,473	17,502
	Schneider National Inc. Class B	722,346	17,445
*	Ducommun Inc.	209,442	17,306
*,1	Intuitive Machines Inc. Class A	1,576,348	17,135
	Helios Technologies Inc.	511,325	17,063
*	Healthcare Services Group Inc.	1,132,212	17,017
*	DXP Enterprises Inc.	193,919	16,997
	Barrett Business Services Inc.	399,177	16,642
*	Astronics Corp.	479,146	16,042
*	Vicor Corp.	352,104	15,971
*	Driven Brands Holdings Inc.	904,813	15,889
*	First Advantage Corp.	945,566	15,706
*	Legalzoom.com Inc.	1,736,422	15,472
	Steelcase Inc. Class A	1,475,852	15,393
	Astec Industries Inc.	358,084	14,929
*	Proto Labs Inc.	369,912	14,811
*	Thermon Group Holdings Inc.	525,088	14,744
	Heidrick & Struggles International Inc.	314,887	14,409
	Apogee Enterprises Inc.	333,372	13,535
	Quanex Building Products Corp.	715,307	13,519
*	Array Technologies Inc.	2,245,825	13,250
*	Willdan Group Inc.	210,689	13,170
*,1	Hertz Global Holdings Inc.	1,918,532	13,104
*	CECO Environmental Corp.	452,616	12,814
*	Great Lakes Dredge & Dock Corp.	1,051,048	12,812
	Cadre Holdings Inc.	402,196	12,810
*	Transcat Inc.	145,350	12,494
*,1	Redwire Corp.	758,116	12,357
*	Allegiant Travel Co.	220,249	12,103
	Gorman-Rupp Co.	328,878	12,076
*	American Woodmark Corp.	226,221	12,073
	Rush Enterprises Inc. Class B	228,230	11,978
	Marten Transport Ltd.	878,066	11,406
	Insteel Industries Inc.	303,357	11,288
*	NPK International Inc.	1,325,906	11,283
	Deluxe Corp.	699,281	11,126
*	Cimpress plc	235,281	11,058
*	Energy Recovery Inc.	858,303	10,969

Extended Market Index Fund
		Shares	Market Value• ($000)
	FTAI Infrastructure Inc.	1,775,343	10,954
*	Enviri Corp.	1,256,967	10,910
*	Shoals Technologies Group Inc. Class A	2,545,738	10,819
*,1	Centuri Holdings Inc.	478,984	10,748
	Douglas Dynamics Inc.	363,096	10,700
*	Montrose Environmental Group Inc.	487,949	10,681
*	V2X Inc.	219,071	10,636
	Kforce Inc.	254,520	10,468
*,1	Microvast Holdings Inc.	2,878,855	10,450
	Vestis Corp.	1,784,687	10,226
*	BlueLinx Holdings Inc.	126,557	9,413
	Genco Shipping & Trading Ltd.	651,135	8,510
*	Byrna Technologies Inc.	273,175	8,436
*	Liquidity Services Inc.	355,521	8,387
*	U-Haul Holding Co.	137,353	8,318
	Allient Inc.	224,328	8,145
	Miller Industries Inc.	182,904	8,132
*	BlackSky Technology Inc. Class A	391,433	8,056
*	Graham Corp.	157,932	7,819
*,1	Forward Air Corp.	316,419	7,765
	National Presto Industries Inc.	77,231	7,566
*	Ameresco Inc. Class A	494,881	7,517
	Ennis Inc.	414,283	7,515
*	Titan International Inc.	728,377	7,480
*	Sun Country Airlines Holdings Inc.	622,714	7,317
	Preformed Line Products Co.	45,730	7,308
	Hyster-Yale Inc.	177,310	7,053
	Columbus McKinnon Corp.	457,692	6,989
	LSI Industries Inc.	408,393	6,947
	Wabash National Corp.	640,930	6,813
*	Manitowoc Co. Inc.	556,643	6,691
*,1	Fluence Energy Inc.	988,567	6,633
[1]	Willis Lease Finance Corp.	45,335	6,473
*	NWPX Infrastructure Inc.	156,780	6,430
*	Bowman Consulting Group Ltd.	223,071	6,413
*	Titan Machinery Inc.	314,041	6,221
*	Conduent Inc.	2,335,042	6,165
	Shyft Group Inc.	485,874	6,093
	Heartland Express Inc.	692,535	5,984
	Kelly Services Inc. Class A	511,047	5,984
	Covenant Logistics Group Inc. Class A	245,031	5,908
	Global Industrial Co.	209,979	5,672
*,1	Spire Global Inc.	460,654	5,482
*,1	Power Solutions International Inc.	82,698	5,349
*	JELD-WEN Holding Inc.	1,362,409	5,341
*,1	Eve Holding Inc.	768,965	5,275
*	Matrix Service Co.	385,188	5,204
	Luxfer Holdings plc	426,701	5,197
*	Orion Group Holdings Inc.	556,806	5,050
	ACCO Brands Corp.	1,389,419	4,974
	Park Aerospace Corp.	334,262	4,937
*	Hudson Technologies Inc.	587,236	4,768
*,1	Frontier Group Holdings Inc.	1,293,927	4,697
*,1	ChargePoint Holdings Inc.	6,423,910	4,518
*	TaskUS Inc. Class A	265,124	4,443
*	Radiant Logistics Inc.	711,189	4,324
*	Custom Truck One Source Inc.	846,187	4,180
*	Franklin Covey Co.	181,376	4,139
*	Distribution Solutions Group Inc.	148,976	4,092
*	Asure Software Inc.	418,655	4,086
*	Blade Air Mobility Inc.	970,949	3,913
*	TrueBlue Inc.	565,033	3,661
*,1	Palladyne AI Corp.	386,507	3,347
*,1	KULR Technology Group Inc.	468,004	3,337
*	L B Foster Co. Class A	151,202	3,307
*	Mayville Engineering Co. Inc.	203,737	3,252
*,1	3D Systems Corp.	2,096,469	3,229
*,1	Sky Harbour Group Corp. Class A	326,379	3,189
*	Amprius Technologies Inc.	746,771	3,144
	Karat Packaging Inc.	110,451	3,110

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	GrafTech International Ltd.	3,056,396	2,973
*,1	Mobile Infrastructure Corp. Class A	628,442	2,847
	Resources Connection Inc.	512,241	2,751
	Universal Logistics Holdings Inc.	106,828	2,711
	Quad/Graphics Inc.	479,559	2,710
*	Hyliion Holdings Corp.	1,945,237	2,568
*	Perma-Fix Environmental Services Inc.	241,827	2,544
*,1	T1 Energy Inc.	2,048,701	2,520
*	Perma-Pipe International Holdings Inc.	106,189	2,429
	Pangaea Logistics Solutions Ltd.	512,373	2,408
*	Mistras Group Inc.	294,816	2,361
*	AerSale Corp.	390,720	2,348
*	Innovative Solutions & Support Inc.	164,179	2,279
	Acme United Corp.	54,062	2,241
	Park-Ohio Holdings Corp.	124,171	2,218
	Concrete Pumping Holdings Inc.	356,950	2,195
*	Gencor Industries Inc.	149,530	2,093
*,1	SES AI Corp. Class A	2,299,291	2,042
	Eastern Co.	88,712	2,024
*,1	Taylor Devices Inc.	45,180	1,961
*,1	Richtech Robotics Inc. Class B	970,023	1,892
*	Resolute Holdings Management Inc.	58,994	1,880
*,1	Virgin Galactic Holdings Inc.	685,812	1,872
*,1	FuelCell Energy Inc.	332,039	1,863
	Alta Equipment Group Inc.	291,134	1,840
*	FreightCar America Inc.	208,608	1,798
*	Proficient Auto Logistics Inc.	242,153	1,758
	EVI Industries Inc.	79,315	1,731
*	RCM Technologies Inc.	68,952	1,625
*	Forrester Research Inc.	162,952	1,613
*	Hurco Cos. Inc.	84,039	1,588
	Omega Flex Inc.	48,161	1,559
	Espey Manufacturing & Electronics Corp.	33,653	1,538
*,1	Wheels Up Experience Inc.	1,381,563	1,478
*	NN Inc.	703,307	1,477
*,1	Complete Solaria Inc.	796,550	1,466
*,1	AirJoule Technologies Corp.	314,604	1,457
*,1	Tecogen Inc.	209,362	1,424
*	TTEC Holdings Inc.	294,053	1,414
	Twin Disc Inc.	158,583	1,400
*,1	Net Power Inc.	563,815	1,393
*,1	Blink Charging Co.	1,423,370	1,338
*	Ultralife Corp.	148,995	1,338
*,1	NeoVolta Inc.	402,657	1,329
*,1	Spirit Aviation Holdings Inc.	258,124	1,288
*,1	Ocean Power Technologies Inc.	2,573,294	1,222
*,1	Bitcoin Depot Inc. Class A	239,138	1,212
*	Team Inc.	66,404	1,209
	Virco Manufacturing Corp.	150,864	1,204
*	VirTra Inc.	163,694	1,157
*,1	INNOVATE Corp.	223,021	1,149
*	Optex Systems Holdings Inc.	98,580	1,133
*,1	PAMT Corp.	85,824	1,105
*	Skillsoft Corp.	67,091	1,071
*,1	Energy Vault Holdings Inc.	1,399,793	1,003
*	DLH Holdings Corp.	167,461	978
*	Southland Holdings Inc.	233,743	977
*,1	SKYX Platforms Corp.	926,098	968
*	BGSF Inc.	146,036	930
*	Alpha Pro Tech Ltd.	194,654	913
*	Arrive AI Inc.	76,191	890
*,1	Westwater Resources Inc.	1,467,341	882
*	Fuel Tech Inc.	347,857	877
	NL Industries Inc.	134,129	858
*	Babcock & Wilcox Enterprises Inc.	890,338	857
*	Nephros Inc.	191,623	784
*,1	Stem Inc.	124,152	773
*,1	Zeo Energy Corp.	265,528	770
*	Commercial Vehicle Group Inc.	429,381	713
*,1	AIRO Group Holdings Inc.	27,219	655

Extended Market Index Fund
		Shares	Market Value• ($000)
	HireQuest Inc.	64,589	647
*,1	FiscalNote Holdings Inc.	1,165,237	625
*,1	Knightscope Inc. Class A	124,649	616
*,1	Surf Air Mobility Inc.	158,022	583
*,1	Nauticus Robotics Inc.	635,826	575
*,1	Bridger Aerospace Group Holdings Inc.	296,852	573
*,1	TPI Composites Inc.	642,990	553
*	CPI Aerostructures Inc.	152,363	533
*,1	Odyssey Marine Exploration Inc. Class B	450,553	532
	CompX International Inc.	19,661	522
*	Broadwind Inc.	275,644	499
*	Nixxy Inc.	236,350	494
*,1	Falcon's Beyond Global Inc. Class A	81,027	485
*	TechPrecision Corp.	125,690	469
*	Mastech Digital Inc.	64,171	460
*	Mesa Air Group Inc.	474,206	441
*	Air T Inc.	19,387	427
*	Quest Resource Holding Corp.	205,544	415
*	Ideal Power Inc.	88,056	399
*,1	FTC Solar Inc.	82,959	376
*,1	AgEagle Aerial Systems Inc.	324,437	334
*,1	LanzaTech Global Inc.	1,218,417	330
*,1	374Water Inc.	996,036	323
*	GEE Group Inc.	1,612,349	317
*	Voyager Technologies Inc. Class A	8,069	317
*	ClearSign Technologies Corp.	528,176	283
*	Orion Energy Systems Inc.	453,956	277
*	Hudson Global Inc.	30,771	262
*,1	Beam Global	178,909	261
*	Flux Power Holdings Inc.	160,450	242
*	Where Food Comes From Inc.	21,456	241
*,1	Laser Photonics Corp.	89,598	241
*	Agrify Corp.	11,453	234
	Pioneer Power Solutions Inc.	84,350	232
*,1	Sidus Space Inc. Class A	134,213	232
*,1	Tigo Energy Inc.	176,330	225
*	SIFCO Industries Inc.	59,551	222
*,1	Hydrofarm Holdings Group Inc.	57,765	216
*	Jewett-Cameron Trading Co. Ltd.	53,321	201
*	Servotronics Inc.	4,197	197
*	Air Industries Group	53,709	180
*	Xos Inc.	57,084	172
*	Energy Focus Inc.	63,077	152
	Chicago Rivet & Machine Co.	12,203	149
*,1	flyExclusive Inc.	69,023	135
*	Nuburu Inc.	369,961	129
*	Shimmick Corp.	50,737	89
*,1	ESS Tech Inc.	62,732	83
*	Greenwave Technology Solutions Inc.	392,969	76
*	TOMI Environmental Solutions Inc.	66,377	70
*,1	Advent Technologies Holdings Inc.	33,349	70
*,1	Energous Corp.	244,500	67
*	Safe & Green Holdings Corp.	89,144	58
*,1	Jet.AI Inc.	14,314	52
*	LiqTech International Inc.	31,286	51
*	iPower Inc.	63,973	41
*	Avalon Holdings Corp. Class A	15,500	39
*,1	Solidion Technology Inc.	9,524	38
*,1	Momentus Inc.	29,203	36
	Royalty Management Holding Corp.	26,890	35
*	Callan Jmb Inc.	6,622	34
*	Urban-Gro Inc.	111,102	33
*,1	Stardust Power Inc.	129,088	25
*,1	Aqua Metals Inc.	51,967	25
*,1	Professional Diversity Network Inc.	7,502	25
*	Art's-Way Manufacturing Co. Inc.	10,164	23
*	DSS Inc.	21,730	20
*	Polar Power Inc.	11,445	20
*,1	Volato Group Inc. Class A	14,238	18
*	FGI Industries Ltd.	24,551	16

Extended Market Index Fund
		Shares	Market Value• ($000)
*	SolarMax Technology Inc.	9,941	11
*,1	Rain Enhancement Technologies Holdco Inc. Class A	2,301	7
*,1,2	Staffing 360 Solutions Inc.	3,099	5
*	Dragonfly Energy Holdings Corp.	13,868	2
*	AZEK Co. Inc. Class A	11	1
*,1	Singularity Future Technology Ltd.	681	1
*,1,2	Hyzon Motors Inc. Class A	24,393	—
*,1	Nuvve Holding Corp.	445	—
*,2	ShiftPixy Inc.	19	—
*,2	Hyperscale Data Inc.	13	—
*	Expion360 Inc.	392	—
			20,537,775
Information Technology (19.0%)
*	MicroStrategy Inc. Class A	3,911,653	1,581,208
*	AppLovin Corp. Class A	3,414,719	1,195,425
*	Snowflake Inc. Class A	5,142,366	1,150,707
	Marvell Technology Inc.	13,314,995	1,030,581
*	Cloudflare Inc. Class A	4,786,512	937,343
*	Datadog Inc. Class A	4,922,769	661,276
*	Atlassian Corp. Class A	2,546,595	517,188
*	Zscaler Inc.	1,477,842	463,954
*	HubSpot Inc.	812,661	452,351
*	Zoom Communications Inc.	4,041,767	315,177
*	Guidewire Software Inc.	1,292,333	304,280
*	Flex Ltd.	5,903,081	294,682
*	Twilio Inc. Class A	2,353,844	292,724
*	Nutanix Inc. Class A	3,820,329	292,026
*	Pure Storage Inc. Class A	4,789,505	275,780
*	MongoDB Inc.	1,251,725	262,850
*	Okta Inc.	2,576,735	257,596
*	Dynatrace Inc.	4,616,620	254,884
*	Docusign Inc.	3,119,606	242,986
*	Coherent Corp.	2,397,174	213,852
*	Credo Technology Group Holding Ltd.	2,251,403	208,457
	Entegris Inc.	2,333,341	188,184
*	Manhattan Associates Inc.	935,052	184,645
*	Ciena Corp.	2,190,918	178,187
*	Samsara Inc. Class A	4,342,263	172,735
*	Rubrik Inc. Class A	1,902,741	170,467
*	Fabrinet	552,644	162,853
	TD SYNNEX Corp.	1,149,618	156,003
*	Kyndryl Holdings Inc.	3,585,905	150,465
*,1	IonQ Inc.	3,476,907	149,403
*	MACOM Technology Solutions Holdings Inc.	917,082	131,409
	Bentley Systems Inc. Class B	2,380,588	128,480
*	Qorvo Inc.	1,439,419	122,221
*	Commvault Systems Inc.	680,000	118,544
*	Elastic NV	1,353,306	114,124
*	Unity Software Inc.	4,680,362	113,265
*	Procore Technologies Inc.	1,654,241	113,183
	Badger Meter Inc.	453,861	111,173
*	Confluent Inc. Class A	4,418,712	110,158
*	Rambus Inc.	1,655,652	105,995
	Universal Display Corp.	681,097	105,202
*	Lattice Semiconductor Corp.	2,119,670	103,843
	MKS Inc.	1,033,823	102,721
*	Lumentum Holdings Inc.	1,070,799	101,790
*	Arrow Electronics Inc.	798,094	101,701
*,1	CoreWeave Inc. Class A	613,664	100,064
*,1	Circle Internet Group Inc. Class A	530,712	96,213
*	Sandisk Corp.	2,085,331	94,570
*	Itron Inc.	702,875	92,519
*	Q2 Holdings Inc.	960,799	89,921
[1]	InterDigital Inc.	399,531	89,587
*	SentinelOne Inc. Class A	4,893,086	89,446
*	Gitlab Inc. Class A	1,959,329	88,385
*	Varonis Systems Inc.	1,725,071	87,547
	Littelfuse Inc.	381,707	86,544
*	Dropbox Inc. Class A	3,010,806	86,109

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Aurora Innovation Inc. Class A	16,415,462	86,017
*	Cirrus Logic Inc.	818,018	85,282
*,1	MARA Holdings Inc.	5,429,175	85,129
	Vontier Corp.	2,276,916	84,018
	Cognex Corp.	2,593,492	82,266
*	UiPath Inc. Class A	6,426,776	82,263
*	Appfolio Inc. Class A	355,443	81,851
*	Clearwater Analytics Holdings Inc. Class A	3,728,434	81,765
*	Sanmina Corp.	823,949	80,607
*	Qualys Inc.	558,870	79,846
*	SPS Commerce Inc.	585,858	79,729
*	Core Scientific Inc.	4,596,555	78,463
*	Ralliant Corp.	1,613,024	78,216
	Advanced Energy Industries Inc.	581,189	77,008
*	Onto Innovation Inc.	754,358	76,137
*	Box Inc. Class A	2,224,791	76,021
*	ACI Worldwide Inc.	1,616,147	74,197
	Pegasystems Inc.	1,370,134	74,165
*	Silicon Laboratories Inc.	502,351	74,026
*	Novanta Inc.	554,673	71,514
	Belden Inc.	608,474	70,461
	Dolby Laboratories Inc. Class A	942,281	69,974
*	CCC Intelligent Solutions Holdings Inc.	7,424,082	69,861
*	Allegro MicroSystems Inc.	2,016,006	68,927
*	SiTime Corp.	322,083	68,629
	Avnet Inc.	1,288,218	68,379
*	TTM Technologies Inc.	1,565,903	63,920
*	BILL Holdings Inc.	1,377,849	63,739
*	Tenable Holdings Inc.	1,884,583	63,661
*	Mirion Technologies Inc. Class A	2,883,920	62,091
*,1	SoundHound AI Inc. Class A	5,696,465	61,123
*,1	D-Wave Quantum Inc.	4,140,025	60,610
*	Semtech Corp.	1,336,848	60,345
*	Insight Enterprises Inc.	422,911	58,398
*	Plexus Corp.	417,131	56,442
*	Workiva Inc. Class A	802,092	54,903
*	Klaviyo Inc. Class A	1,630,830	54,763
*	Riot Platforms Inc.	4,813,497	54,392
*	OSI Systems Inc.	241,134	54,221
*	Zeta Global Holdings Corp. Class A	3,262,136	50,530
	Power Integrations Inc.	868,957	48,575
*	Calix Inc.	889,924	47,335
*,1	Cleanspark Inc.	4,285,542	47,270
*,1	Rigetti Computing Inc.	3,940,709	46,737
*	BlackLine Inc.	795,955	45,067
*	Freshworks Inc. Class A	3,019,563	45,022
*,1	C3.ai Inc. Class A	1,819,979	44,717
*	PAR Technology Corp.	626,952	43,492
*	Alarm.com Holdings Inc.	764,845	43,267
*	Intapp Inc.	837,381	43,226
*	DXC Technology Co.	2,793,964	42,720
	Progress Software Corp.	663,095	42,332
	Crane NXT Co.	761,241	41,031
*	FormFactor Inc.	1,188,819	40,907
*	Ambarella Inc.	615,510	40,664
*	Impinj Inc.	362,324	40,243
*	Agilysys Inc.	347,635	39,853
*	nCino Inc.	1,423,684	39,820
	Clear Secure Inc. Class A	1,423,066	39,504
*	Synaptics Inc.	594,038	38,506
*	Diodes Inc.	715,778	37,857
*	Blackbaud Inc.	584,070	37,503
*	Extreme Networks Inc.	2,056,153	36,908
	Amkor Technology Inc.	1,742,108	36,567
*	RingCentral Inc. Class A	1,234,142	34,988
*	Viavi Solutions Inc.	3,437,827	34,619
*	Axcelis Technologies Inc.	496,681	34,614
*	ASGN Inc.	677,216	33,813
*	LiveRamp Holdings Inc.	1,013,001	33,470
*	AvePoint Inc.	1,726,457	33,338

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Onestream Inc. Class A	1,166,373	33,008
*	Teradata Corp.	1,467,284	32,735
*,1	Quantum Computing Inc.	1,695,509	32,503
*	Diebold Nixdorf Inc.	576,510	31,939
*	Alkami Technology Inc.	1,049,659	31,637
*	Five9 Inc.	1,180,280	31,254
*	Vertex Inc. Class A	880,148	31,100
*	Informatica Inc. Class A	1,272,002	30,973
*	Braze Inc. Class A	1,067,622	30,000
*	Astera Labs Inc.	329,935	29,833
*	ePlus Inc.	406,333	29,297
	Kulicke & Soffa Industries Inc.	814,353	28,177
*	IPG Photonics Corp.	408,448	28,040
*,1	Applied Digital Corp.	2,777,821	27,973
*	DigitalOcean Holdings Inc.	970,403	27,715
	Vishay Intertechnology Inc.	1,736,143	27,570
*	CommScope Holding Co. Inc.	3,315,610	27,453
*	NetScout Systems Inc.	1,102,796	27,360
*	Arlo Technologies Inc.	1,594,637	27,045
	Ubiquiti Inc.	64,822	26,684
*,1	Hut 8 Corp.	1,417,736	26,370
*	NCR Voyix Corp.	2,135,434	25,049
*	Knowles Corp.	1,342,596	23,657
	Adeia Inc.	1,668,710	23,596
*	Rapid7 Inc.	992,248	22,951
	A10 Networks Inc.	1,116,632	21,607
*	PagerDuty Inc.	1,407,464	21,506
	Benchmark Electronics Inc.	553,097	21,477
*,1	SailPoint Inc.	936,511	21,409
*,1	Applied Optoelectronics Inc.	815,697	20,955
*,1	Terawulf Inc.	4,724,225	20,692
*	ACM Research Inc. Class A	773,711	20,039
*	Appian Corp. Class A	670,575	20,023
*	Digi International Inc.	571,586	19,925
	CTS Corp.	459,428	19,576
*,1	Aeva Technologies Inc.	510,588	19,295
*	Asana Inc. Class A	1,424,886	19,236
*	Viasat Inc.	1,301,526	19,002
*	Veeco Instruments Inc.	930,370	18,905
*,1	SolarEdge Technologies Inc.	917,392	18,715
*	Photronics Inc.	973,159	18,325
*	Verint Systems Inc.	931,459	18,322
	Bel Fuse Inc. Class B	185,027	18,075
*	Rogers Corp.	258,631	17,711
*	Ouster Inc.	728,172	17,658
*,1	Cipher Mining Inc.	3,677,117	17,577
*	Porch Group Inc.	1,482,988	17,484
*	MaxLinear Inc. Class A	1,221,742	17,361
*	Amplitude Inc. Class A	1,372,109	17,014
*	Sprout Social Inc. Class A	808,488	16,905
*	Harmonic Inc.	1,750,232	16,575
	Napco Security Technologies Inc.	553,909	16,446
*	Olo Inc. Class A	1,831,071	16,297
*	Penguin Solutions Inc.	818,398	16,212
*	Couchbase Inc.	656,801	16,013
*	Ultra Clean Holdings Inc.	701,673	15,837
*	NextNav Inc.	1,040,848	15,821
*,1	ServiceTitan Inc. Class A	144,176	15,453
*	nLight Inc.	771,804	15,189
*	Sprinklr Inc. Class A	1,772,925	14,999
*	Fastly Inc. Class A	2,044,235	14,432
*,1	BigBear.ai Holdings Inc.	2,121,521	14,405
*	Yext Inc.	1,651,807	14,040
*	Cohu Inc.	710,947	13,679
*,1	Navitas Semiconductor Corp. Class A	2,066,729	13,537
*	ScanSource Inc.	320,990	13,421
*	NETGEAR Inc.	448,053	13,025
*	FARO Technologies Inc.	293,240	12,879
	PC Connection Inc.	183,944	12,100
*	Grid Dynamics Holdings Inc.	974,968	11,261

Extended Market Index Fund
		Shares	Market Value• ($000)
*	PROS Holdings Inc.	689,735	10,801
*	Evolv Technologies Holdings Inc.	1,727,334	10,779
*	E2open Parent Holdings Inc.	3,286,845	10,616
*	PDF Solutions Inc.	490,082	10,478
*	Ichor Holdings Ltd.	533,180	10,472
*	Blend Labs Inc. Class A	3,057,717	10,090
*	Daktronics Inc.	661,971	10,009
	Hackett Group Inc.	390,750	9,933
*	ADTRAN Holdings Inc.	1,089,202	9,770
*	Alpha & Omega Semiconductor Ltd.	380,391	9,761
*	I3 Verticals Inc. Class A	351,358	9,655
*,1	indie Semiconductor Inc. Class A	2,698,492	9,607
*	Jamf Holding Corp.	997,221	9,484
[1]	Xerox Holdings Corp.	1,782,357	9,393
*	N-able Inc.	1,133,816	9,184
	OneSpan Inc.	541,290	9,034
*,1	CompoSecure Inc. Class A	637,894	8,988
	Red Violet Inc.	181,555	8,932
*	Digital Turbine Inc.	1,464,075	8,638
*	CEVA Inc.	371,608	8,168
*	Powerfleet Inc.	1,815,995	7,827
*	Clearfield Inc.	176,727	7,672
*	Domo Inc. Class B	539,708	7,540
*,1	Red Cat Holdings Inc.	985,247	7,173
*	Kimball Electronics Inc.	367,045	7,058
*	Cerence Inc.	667,424	6,814
*	Meridianlink Inc.	418,677	6,795
*	Corsair Gaming Inc.	718,472	6,775
*	Mitek Systems Inc.	683,208	6,764
*	Eastman Kodak Co.	1,164,521	6,580
	Climb Global Solutions Inc.	61,191	6,542
*	Consensus Cloud Solutions Inc.	278,786	6,429
*,1	TSS Inc.	218,414	6,297
*	Daily Journal Corp.	14,275	6,028
*	Ribbon Communications Inc.	1,427,577	5,725
*,1	Aehr Test Systems	441,962	5,715
	NVE Corp.	76,520	5,633
*	Xperi Inc.	706,513	5,588
*	Vishay Precision Group Inc.	198,397	5,575
	Methode Electronics Inc.	572,667	5,446
*	Weave Communications Inc.	649,672	5,405
*	BigCommerce Holdings Inc.	1,049,695	5,248
*	Ooma Inc.	400,075	5,161
*,1	Neonode Inc.	188,416	4,805
*	Unisys Corp.	1,057,349	4,790
*	SEMrush Holdings Inc. Class A	528,637	4,784
*,1	MicroVision Inc.	3,976,058	4,533
*	Aviat Networks Inc.	186,028	4,474
*	8x8 Inc.	2,141,361	4,197
*	Backblaze Inc. Class A	753,392	4,144
*	Arteris Inc.	407,329	3,882
[1]	ReposiTrak Inc.	190,925	3,752
	Immersion Corp.	469,577	3,700
*	ON24 Inc.	679,555	3,690
*,1	Kopin Corp.	2,373,104	3,631
*,1	Ondas Holdings Inc.	1,890,786	3,630
*	Turtle Beach Corp.	260,527	3,603
*,1	Exodus Movement Inc. Class A	121,917	3,515
*,1	SkyWater Technology Inc.	338,394	3,330
*,1	Digimarc Corp.	242,241	3,200
*	Viant Technology Inc. Class A	240,622	3,183
*,1	EverCommerce Inc.	302,185	3,173
[1]	Frequency Electronics Inc.	138,893	3,154
*,1	Vuzix Corp.	1,059,845	3,095
*,1	Tucows Inc. Class A	150,627	2,969
*,1	908 Devices Inc.	404,606	2,885
*,1	Unusual Machines Inc.	327,968	2,811
*	Rimini Street Inc.	732,419	2,761
*	SmartRent Inc. Class A	2,630,978	2,605
*,1	Blaize Holdings Inc.	863,873	2,574

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Aeluma Inc.	156,551	2,563
*	Kaltura Inc.	1,272,895	2,559
*	Telos Corp.	785,162	2,489
*	CoreCard Corp.	84,857	2,458
	Information Services Group Inc.	506,041	2,429
*,1	Lightwave Logic Inc.	1,916,617	2,377
*,1	Atomera Inc.	463,612	2,337
*,1	Rekor Systems Inc.	1,966,035	2,281
*	BK Technologies Corp.	47,835	2,254
	Richardson Electronics Ltd.	219,842	2,121
*	Expensify Inc. Class A	764,908	1,981
*	LightPath Technologies Inc. Class A	627,185	1,932
*	eGain Corp.	306,912	1,918
*	Everspin Technologies Inc.	282,166	1,775
*	SoundThinking Inc.	135,097	1,764
*	CS Disco Inc.	399,811	1,747
*,1	Airship AI Holdings Inc.	285,582	1,682
*,1	Inseego Corp.	186,394	1,536
*	CPI Card Group Inc.	63,608	1,509
*	Rackspace Technology Inc.	1,171,325	1,499
*	M-Tron Industries Inc.	35,560	1,494
	CSP Inc.	109,252	1,414
*	Lantronix Inc.	461,302	1,324
*	Intellicheck Inc.	243,594	1,313
*,1	QuickLogic Corp.	209,178	1,289
*	AXT Inc.	598,651	1,251
*	inTEST Corp.	170,452	1,241
*	Genasys Inc.	695,219	1,203
*	AudioEye Inc.	102,550	1,195
*	KVH Industries Inc.	220,329	1,174
*	WM Technology Inc.	1,294,586	1,160
*,1	LivePerson Inc.	1,122,286	1,133
*	Duos Technologies Group Inc.	154,065	1,102
*,1	Castellum Inc.	1,024,634	1,076
*	Comtech Telecommunications Corp.	435,297	1,066
*	Identiv Inc.	325,076	1,060
*,1	Phunware Inc.	330,347	1,047
*	Crexendo Inc.	169,072	1,026
*	AstroNova Inc.	87,800	1,018
*	Synchronoss Technologies Inc.	133,473	914
*	Research Solutions Inc.	315,892	907
*,1	Quantum Corp.	86,883	866
*	GSI Technology Inc.	254,557	855
*	Upland Software Inc.	413,665	807
*	One Stop Systems Inc.	227,323	807
*	Amtech Systems Inc.	175,185	778
*	Sono-Tek Corp.	202,320	769
*,1	authID Inc.	140,700	744
*,1	GCT Semiconductor Holding Inc.	490,160	730
*,1	Veritone Inc.	576,079	726
*	RF Industries Ltd.	105,170	680
*	Inuvo Inc.	146,529	674
*	Research Frontiers Inc.	411,436	667
*,1	CISO Global Inc.	552,595	635
*	Airgain Inc.	152,243	632
*,1	Wrap Technologies Inc.	405,134	632
*	Coda Octopus Group Inc.	75,655	619
*	Franklin Wireless Corp.	146,912	614
*	Intellinetics Inc.	48,329	604
*	NetSol Technologies Inc.	188,484	586
*,1	Gryphon Digital Mining Inc.	664,750	586
*,1	VirnetX Holding Corp.	45,281	491
*	AmpliTech Group Inc.	221,947	471
*,1	Silvaco Group Inc.	99,180	468
*,1	Veea Inc.	255,661	468
*	LGL Group Inc.	61,008	465
*	CPS Technologies Corp.	164,742	456
*	ACCESS Newswire Inc.	36,699	451
*	Key Tronic Corp.	156,477	448
*	TransAct Technologies Inc.	123,342	445

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Datavault AI Inc.	643,114	433
*	Pixelworks Inc.	61,504	427
*,1	Nukkleus Inc.	38,779	424
*	Data I/O Corp.	131,906	405
*,1	BTCS Inc.	162,211	357
*	WidePoint Corp.	102,130	349
*	Aware Inc.	182,524	343
*,1	Intrusion Inc.	137,659	315
*	CVD Equipment Corp.	100,702	300
*	Optical Cable Corp.	101,263	289
*	Glimpse Group Inc.	180,680	246
*,1	Thumzup Media Corp.	33,895	238
*,1	Blackboxstocks Inc.	39,297	231
*,1	MultiSensor AI Holdings Inc.	387,059	231
*	SigmaTron International Inc.	77,301	230
*,1	CYNGN Inc.	15,776	227
*	Electro-Sensors Inc.	51,424	219
*	Smith Micro Software Inc.	247,066	213
*	Trio-Tech International	36,381	197
*,1	Interlink Electronics Inc.	25,297	191
*,1	Focus Universal Inc.	40,631	166
*	Data Storage Corp.	45,382	157
*	Bridgeline Digital Inc.	110,790	154
*	CXApp Inc.	137,188	147
*	Universal Security Instruments Inc.	47,378	144
*,1	Scantech AI Systems Inc.	189,417	127
*,1	Urgent.ly Inc.	19,504	125
*,1	DatChat Inc.	47,900	122
*,1	Greenidge Generation Holdings Inc. Class A	73,177	94
*	VerifyMe Inc.	106,857	82
*	Astrotech Corp.	13,863	80
*	Socket Mobile Inc.	67,150	77
*,1	AEye Inc.	72,262	74
*,1	Mawson Infrastructure Group Inc.	187,673	71
*,1	XTI Aerospace Inc.	41,742	68
*,1	Foxx Development Holdings Inc.	12,100	65
*	Cambium Networks Corp.	156,165	63
*,1	Mobix Labs Inc. Class A	81,881	63
*,1	Forward Industries Inc.	10,128	61
	Network-1 Technologies Inc.	46,782	57
	Taitron Components Inc. Class A	21,640	48
*,1	LM Funding America Inc.	16,506	47
*	ClearOne Inc.	7,653	45
*	Nortech Systems Inc.	4,884	43
*,1	Boxlight Corp. Class A	17,561	33
*	Iveda Solutions Inc.	15,256	31
*,1	Syntec Optics Holdings Inc.	22,061	30
*,1	T Stamp Inc. Class A	11,306	29
*,1	Brand Engagement Network Inc.	63,991	28
*,2	Marin Software Inc.	30,216	27
*,1	Movano Inc.	34,200	24
*,1	Soluna Holdings Inc.	40,760	23
*,2	SRAX Inc.	284,252	20
*,1	NextTrip Inc.	5,427	19
*	reAlpha Tech Corp.	57,800	18
*,1	Banzai International Inc. Class A	24,949	15
*,1	Sonim Technologies Inc.	6,017	7
*,1	Alpha Modus Holdings Inc.	5,603	6
*,1	Bio-key International Inc.	6,653	5
*	Peraso Inc.	4,690	5
*,1	Oblong Inc.	1,135	4
*	Verb Technology Co. Inc.	342	2
*	Auddia Inc.	364	2
*	Actelis Networks Inc.	200	—
*	FOXO Technologies Inc.	2,424	—
*	Sobr Safe Inc.	136	—
			21,453,788
Materials (4.4%)
	CRH plc	10,402,200	954,922

Extended Market Index Fund
		Shares	Market Value• ($000)
	Reliance Inc.	809,043	253,959
	RPM International Inc.	1,976,117	217,057
	Carpenter Technology Corp.	767,054	211,998
	Crown Holdings Inc.	1,771,474	182,426
	Royal Gold Inc.	1,014,318	180,386
	AptarGroup Inc.	1,016,084	158,946
	Alcoa Corp.	3,990,400	117,757
	Eagle Materials Inc.	514,264	103,938
*	Axalta Coating Systems Ltd.	3,366,274	99,945
	Graphic Packaging Holding Co.	4,650,300	97,982
	Celanese Corp.	1,690,336	93,526
*	Coeur Mining Inc.	9,866,435	87,417
	Commercial Metals Co.	1,740,982	85,151
	Louisiana-Pacific Corp.	953,456	81,988
	FMC Corp.	1,927,313	80,465
	NewMarket Corp.	116,160	80,250
	Balchem Corp.	502,335	79,972
	Element Solutions Inc.	3,439,687	77,909
*	Knife River Corp.	878,112	71,689
	Sealed Air Corp.	2,264,554	70,269
	Silgan Holdings Inc.	1,251,040	67,781
	Sonoco Products Co.	1,521,212	66,264
	Sensient Technologies Corp.	653,706	64,403
*,1	MP Materials Corp.	1,868,352	62,160
	Cabot Corp.	825,331	61,900
*	James Hardie Industries plc ADR	2,200,000	59,158
	Hecla Mining Co.	9,763,900	58,486
*	Cleveland-Cliffs Inc.	7,487,017	56,901
	HB Fuller Co.	836,592	50,321
	Avient Corp.	1,410,594	45,576
	Scotts Miracle-Gro Co.	668,736	44,110
	Hawkins Inc.	292,066	41,503
	Westlake Corp.	514,577	39,072
	Warrior Met Coal Inc.	814,897	37,347
	Olin Corp.	1,776,129	35,682
	Ashland Inc.	709,512	35,674
*	O-I Glass Inc.	2,398,019	35,347
	Innospec Inc.	385,040	32,378
*,1	PureCycle Technologies Inc.	2,295,094	31,443
*	Perimeter Solutions Inc.	2,143,314	29,835
	Greif Inc. Class A	431,325	28,032
	Minerals Technologies Inc.	492,127	27,101
	Chemours Co.	2,321,879	26,586
	Sylvamo Corp.	526,730	26,389
	Huntsman Corp.	2,521,560	26,275
	Materion Corp.	322,302	25,581
*	Ingevity Corp.	561,734	24,205
	Quaker Chemical Corp.	211,098	23,630
	Kaiser Aluminum Corp.	247,075	19,741
*	Alpha Metallurgical Resources Inc.	168,090	18,907
	Stepan Co.	328,961	17,955
	TriMas Corp.	581,760	16,644
	United States Lime & Minerals Inc.	162,129	16,180
	Worthington Steel Inc.	533,206	15,906
*	Century Aluminum Co.	807,167	14,545
*	Ecovyst Inc.	1,615,965	13,299
*,1	Ivanhoe Electric Inc.	1,447,880	13,132
	Radius Recycling Inc.	413,089	12,265
	SunCoke Energy Inc.	1,307,604	11,232
*	Compass Minerals International Inc.	535,371	10,756
	Koppers Holdings Inc.	306,563	9,856
	AdvanSix Inc.	407,000	9,666
	Tronox Holdings plc	1,842,086	9,339
*,1	USA Rare Earth Inc.	845,633	9,264
	Ryerson Holding Corp.	429,354	9,261
	Orion SA	867,292	9,098
*	Metallus Inc.	558,118	8,601
	Myers Industries Inc.	587,997	8,520
*,1	Ginkgo Bioworks Holdings Inc. Class A	648,213	7,292
*	Magnera Corp.	564,139	6,815

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Flotek Industries Inc.	461,098	6,806
*,1	McEwen Mining Inc.	706,363	6,788
*	Clearwater Paper Corp.	247,736	6,748
*	LSB Industries Inc.	844,213	6,585
*	Aspen Aerogels Inc.	1,069,259	6,330
*,1	ASP Isotopes Inc.	846,400	6,230
[1]	Ramaco Resources Inc. Class A	461,601	6,065
	Mativ Holdings Inc.	884,728	6,034
*	Intrepid Potash Inc.	144,715	5,171
	Olympic Steel Inc.	158,109	5,153
*	Dakota Gold Corp.	1,312,823	4,844
*	Rayonier Advanced Materials Inc.	1,076,381	4,144
*	Tredegar Corp.	382,334	3,365
	Greif Inc. Class B	44,704	3,085
*	Contango ORE Inc.	148,266	2,888
*	Arq Inc.	514,881	2,765
*,1	United States Antimony Corp.	1,200,548	2,617
*	Ranpak Holdings Corp. Class A	691,909	2,470
	Mercer International Inc.	695,292	2,434
*,1	Idaho Strategic Resources Inc.	180,230	2,357
*	Smith-Midland Corp.	65,802	2,208
*,1	American Battery Technology Co.	1,254,908	2,033
	Kronos Worldwide Inc.	318,968	1,978
*,1	US Gold Corp.	161,095	1,965
*	Core Molding Technologies Inc.	111,989	1,858
*	American Vanguard Corp.	447,788	1,755
*,1	Piedmont Lithium Inc.	297,911	1,734
	Trinseo plc	539,567	1,683
	Friedman Industries Inc.	100,249	1,660
*	Ascent Industries Co.	128,064	1,615
*	Gold Resource Corp.	2,219,219	1,354
*,1	Solesence Inc.	299,377	1,305
*	Alto Ingredients Inc.	1,105,435	1,271
*,1	Hycroft Mining Holding Corp. Class A	300,575	941
*	Paramount Gold Nevada Corp.	1,432,367	878
*	Origin Materials Inc.	1,774,746	858
	Northern Technologies International Corp.	111,967	830
*	Ampco-Pittsburgh Corp.	185,311	549
*	Solitario Resources Corp.	805,756	524
*,1	Loop Industries Inc.	332,490	472
*,1	US Goldmining Inc.	35,873	294
	Ramaco Resources Inc. Class B	27,771	227
*,1	5E Advanced Materials Inc.	26,706	94
*,1	Inno Holdings Inc.	57,712	80
*	Bolt Projects Holdings Inc.	3,317	9
*,1	N2OFF Inc.	16,703	4
*,1,2	American Infrastructure Corp.	147,171	1
*,2	Novusterra Inc.	68,679	—
*,1,2	ReElement Technologies Corp.	274,719	—
			4,940,425
Real Estate (5.2%)
	Sun Communities Inc.	1,850,117	234,021
	WP Carey Inc.	3,367,518	210,066
	Gaming & Leisure Properties Inc.	4,220,608	197,018
*	Zillow Group Inc. Class C	2,717,613	190,369
*	Jones Lang LaSalle Inc.	731,205	187,028
	Equity LifeStyle Properties Inc.	2,946,088	181,685
	American Homes 4 Rent Class A	4,894,301	176,537
	Lamar Advertising Co. Class A	1,354,043	164,327
	Omega Healthcare Investors Inc.	4,457,981	163,385
	CubeSmart	3,510,546	149,198
	EastGroup Properties Inc.	807,042	134,873
	Rexford Industrial Realty Inc.	3,639,798	129,468
	NNN REIT Inc.	2,891,658	124,862
	Agree Realty Corp.	1,690,463	123,505
	Brixmor Property Group Inc.	4,715,450	122,790
	STAG Industrial Inc.	2,875,051	104,307
	Vornado Realty Trust	2,574,559	98,451
	First Industrial Realty Trust Inc.	2,037,375	98,059

Extended Market Index Fund
		Shares	Market Value• ($000)
	Essential Properties Realty Trust Inc.	3,039,418	96,988
	Ryman Hospitality Properties Inc.	924,188	91,190
	CareTrust REIT Inc.	2,960,106	90,579
	American Healthcare REIT Inc.	2,460,916	90,414
	Terreno Realty Corp.	1,592,518	89,292
	Healthcare Realty Trust Inc. Class A	5,435,445	86,206
	Cousins Properties Inc.	2,585,756	77,650
	Kite Realty Group Trust	3,381,035	76,580
	EPR Properties	1,168,297	68,065
	SL Green Realty Corp.	1,096,581	67,878
	Phillips Edison & Co. Inc.	1,931,558	67,662
	Sabra Health Care REIT Inc.	3,668,633	67,650
	Americold Realty Trust Inc.	4,057,818	67,482
	Independence Realty Trust Inc.	3,580,538	63,340
	Macerich Co.	3,907,241	63,219
	Kilroy Realty Corp.	1,640,697	56,292
	Tanger Inc.	1,747,632	53,443
	Millrose Properties Inc.	1,855,660	52,905
	Highwoods Properties Inc.	1,659,353	51,589
	National Health Investors Inc.	720,119	50,495
	Rayonier Inc.	2,156,386	47,829
	COPT Defense Properties	1,726,211	47,609
	Broadstone Net Lease Inc.	2,914,009	46,770
	PotlatchDeltic Corp.	1,104,668	42,386
	Four Corners Property Trust Inc.	1,549,350	41,693
*	Compass Inc. Class A	6,598,771	41,440
[1]	Medical Properties Trust Inc.	9,263,563	39,926
[1]	Lineage Inc.	916,743	39,897
	Apple Hospitality REIT Inc.	3,396,471	39,637
*	Cushman & Wakefield plc	3,574,047	39,565
	Douglas Emmett Inc.	2,593,639	39,008
*	Zillow Group Inc. Class A	562,102	38,498
	Acadia Realty Trust	2,024,313	37,591
	LXP Industrial Trust	4,549,910	37,582
	Urban Edge Properties	1,950,947	36,405
	Outfront Media Inc.	2,128,529	34,738
	National Storage Affiliates Trust	1,083,326	34,656
	Curbline Properties Corp.	1,462,894	33,398
	InvenTrust Properties Corp.	1,187,385	32,534
*	Howard Hughes Holdings Inc.	474,957	32,060
	Park Hotels & Resorts Inc.	3,075,471	31,462
	Newmark Group Inc. Class A	2,332,096	28,335
	St. Joe Co.	586,153	27,959
	Sunstone Hotel Investors Inc.	3,076,295	26,702
	LTC Properties Inc.	710,250	24,582
	DiamondRock Hospitality Co.	3,191,203	24,445
	Innovative Industrial Properties Inc.	435,162	24,030
	Global Net Lease Inc.	2,996,001	22,620
*,1	Redfin Corp.	1,997,367	22,351
	Elme Communities	1,360,392	21,630
[1]	NETSTREIT Corp.	1,276,761	21,616
	Getty Realty Corp.	781,233	21,593
	UMH Properties Inc.	1,212,458	20,357
	Sila Realty Trust Inc.	848,506	20,084
	Alexander & Baldwin Inc.	1,117,151	19,919
	JBG SMITH Properties	1,147,059	19,844
	Xenia Hotels & Resorts Inc.	1,522,181	19,134
	Veris Residential Inc.	1,266,316	18,855
	Pebblebrook Hotel Trust	1,810,974	18,092
	Apartment Investment & Management Co. Class A	2,007,422	17,364
[1]	Smartstop Self Storage REIT Inc.	478,332	17,330
*	Paramount Group Inc.	2,837,083	17,306
	Empire State Realty Trust Inc. Class A	2,107,736	17,052
	RLJ Lodging Trust	2,303,133	16,767
*	Uniti Group Inc.	3,798,495	16,409
	Centerspace	259,716	15,632
	Easterly Government Properties Inc. Class A	660,165	14,656
	American Assets Trust Inc.	733,368	14,484
*	Hudson Pacific Properties Inc.	5,226,413	14,320
	Piedmont Realty Trust Inc.	1,937,281	14,123

Extended Market Index Fund
		Shares	Market Value• ($000)
	Kennedy-Wilson Holdings Inc.	1,815,049	12,342
	Diversified Healthcare Trust	3,400,826	12,175
	eXp World Holdings Inc.	1,326,853	12,074
	Marcus & Millichap Inc.	370,183	11,368
	Brandywine Realty Trust	2,637,250	11,314
	Safehold Inc.	721,221	11,222
	NexPoint Residential Trust Inc.	334,872	11,158
	Gladstone Commercial Corp.	722,640	10,355
	Plymouth Industrial REIT Inc.	609,868	9,794
	Whitestone REIT	706,198	8,813
	Summit Hotel Properties Inc.	1,691,215	8,608
	Armada Hoffler Properties Inc.	1,215,996	8,354
	SITE Centers Corp.	710,551	8,036
	CTO Realty Growth Inc.	450,480	7,775
	Alexander's Inc.	34,225	7,712
	Universal Health Realty Income Trust	192,575	7,697
	Peakstone Realty Trust	570,800	7,540
	Farmland Partners Inc.	637,811	7,341
*	NET Lease Office Properties	223,159	7,264
	Global Medical REIT Inc.	982,832	6,811
	Community Healthcare Trust Inc.	395,267	6,573
*	Tejon Ranch Co.	385,273	6,534
	Service Properties Trust	2,631,582	6,289
	Saul Centers Inc.	180,837	6,174
*	FRP Holdings Inc.	215,781	5,802
*	Forestar Group Inc.	284,590	5,692
	CBL & Associates Properties Inc.	221,536	5,625
	One Liberty Properties Inc.	233,848	5,580
*	Anywhere Real Estate Inc.	1,523,080	5,514
*,1	Opendoor Technologies Inc.	10,253,364	5,465
	Postal Realty Trust Inc. Class A	367,380	5,411
	Gladstone Land Corp.	531,975	5,410
	Chatham Lodging Trust	723,772	5,045
	Industrial Logistics Properties Trust	949,936	4,322
	RMR Group Inc. Class A	256,224	4,189
	City Office REIT Inc.	696,065	3,717
	FrontView REIT Inc.	293,824	3,526
	BRT Apartments Corp.	214,613	3,357
	Alpine Income Property Trust Inc.	203,950	3,000
	NexPoint Diversified Real Estate Trust	606,739	2,542
*	RE/MAX Holdings Inc. Class A	298,475	2,442
*	Douglas Elliman Inc.	1,030,775	2,391
	Modiv Industrial Inc. Class C	166,464	2,344
*	Seaport Entertainment Group Inc.	123,093	2,296
	Franklin Street Properties Corp.	1,341,324	2,200
	Braemar Hotels & Resorts Inc.	895,611	2,194
*	Maui Land & Pineapple Co. Inc.	113,776	2,070
*	Seritage Growth Properties Class A	645,648	1,989
*	Stratus Properties Inc.	94,932	1,792
	Orion Properties Inc.	719,313	1,532
*,1	Altisource Portfolio Solutions SA	179,552	1,532
	Strawberry Fields REIT Inc.	141,749	1,494
*	Star Holdings	169,976	1,328
*	AMREP Corp.	56,666	1,186
	Global Self Storage Inc.	170,573	911
	Clipper Realty Inc.	225,016	826
*,1	Transcontinental Realty Investors Inc.	17,849	761
	Bluerock Homes Trust Inc.	54,970	688
*	JW Mays Inc.	16,761	637
*,1	American Strategic Investment Co. Class A	44,109	580
*	Comstock Holding Cos. Inc. Class A	52,330	528
*	Ashford Hospitality Trust Inc.	67,133	404
*	Sotherly Hotels Inc.	298,937	285
*	American Realty Investors Inc.	14,699	208
	Office Properties Income Trust	743,688	184
	Mackenzie Realty Capital Inc.	247,105	163
*	Fathom Holdings Inc.	102,907	128
	InnSuites Hospitality Trust	51,409	116
*,1	Generation Income Properties Inc.	73,862	109
*,1	Offerpad Solutions Inc.	114,771	104

Extended Market Index Fund
		Shares	Market Value• ($000)
*	InterGroup Corp.	7,864	94
*,2	Spirit MTA REIT	653,668	59
*	CKX Lands Inc.	5,488	59
*	New Concept Energy Inc.	48,067	54
*	Power REIT	36,007	39
*,1	Alset Inc.	21,638	28
	Medalist Diversified REIT Inc.	1,985	21
*,1	Avalon GloboCare Corp.	2,301	6
[1]	Creative Media & Community Trust Corp.	761	6
*	Presidio Property Trust Inc. Class A	501	3
*	Safe & Green Development Corp.	2,301	2
*,2	Equity Commonwealth	1,585,721	—
			5,932,456
Utilities (1.9%)
*	Talen Energy Corp.	701,747	204,047
	Essential Utilities Inc.	3,958,526	147,020
	OGE Energy Corp.	3,088,242	137,056
	UGI Corp.	3,296,412	120,055
	National Fuel Gas Co.	1,390,321	117,774
	IDACORP Inc.	832,774	96,144
	TXNM Energy Inc.	1,426,581	80,345
*,1	Oklo Inc. Class A	1,374,134	76,938
	Ormat Technologies Inc.	889,299	74,488
	Southwest Gas Holdings Inc.	932,718	69,385
	New Jersey Resources Corp.	1,544,012	69,203
	Portland General Electric Co.	1,688,342	68,597
	ONE Gas Inc.	925,476	66,505
	Spire Inc.	908,098	66,282
	Black Hills Corp.	1,113,962	62,493
	ALLETE Inc.	880,607	56,421
	MDU Resources Group Inc.	3,146,050	52,445
	MGE Energy Inc.	563,153	49,805
	Otter Tail Corp.	645,887	49,791
	Northwestern Energy Group Inc.	949,273	48,698
	Avista Corp.	1,242,862	47,167
	American States Water Co.	593,130	45,469
	Chesapeake Utilities Corp.	362,595	43,591
	California Water Service Group	918,101	41,755
	Clearway Energy Inc. Class C	1,290,509	41,296
*	Hawaiian Electric Industries Inc.	2,683,938	28,530
	H2O America	483,555	25,130
	Northwest Natural Holding Co.	623,942	24,783
	Clearway Energy Inc. Class A	527,517	15,963
	Middlesex Water Co.	273,178	14,801
	Unitil Corp.	253,386	13,214
	Genie Energy Ltd. Class B	337,853	9,081
	York Water Co.	226,613	7,161
	Consolidated Water Co. Ltd.	229,351	6,885
	Artesian Resources Corp. Class A	155,444	5,217
*	Pure Cycle Corp.	378,761	4,060
*	Cadiz Inc.	901,554	2,696
	RGC Resources Inc.	117,752	2,635
	Global Water Resources Inc.	254,393	2,592
*	Montauk Renewables Inc.	1,036,311	2,301
*	Spruce Power Holding Corp.	198,962	402
			2,098,221
Total Common Stocks (Cost $86,038,451)			112,617,145
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	902,467	—
*,2	BTCS Inc. Preference Shares	87,854	—
Total Preferred Stocks (Cost $2,612)			—
Rights (0.0%)
*,2	Korro Bio Inc. CVR	448,505	879
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*,2	Sanofi Aatd Inc. CVR	396,851	257
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	206
*,2	Enliven Therapeutics Inc. CVR	140,767	127

Extended Market Index Fund
		Shares	Market Value• ($000)
*,2	Coherus BioSciences Inc. CVR	579,706	54
*,2	Gyre Therapeutics Inc. CVR	475,977	48
*,2	Miromatrix Medical Inc. CVR	280,666	39
*,2	Adamas Pharmaceuticals Inc. CVR	527,854	32
*,2	Chinook Therapeutics Inc. CVR	150,640	28
*,2	Landos Biopharma Inc. CVR	8,191	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*	Ligand Pharmaceuticals Inc. General CVR	395,811	18
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	F-star Therapeutics Inc. CVR	81,675	6
*,2	Q32 Bio Inc. CVR	535,943	5
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Dianthus Therapeutics Inc. CVR	545,859	3
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*,1,2	CinCor Pharma Inc. CVR	832	2
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	1
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	1
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	MetaVia Inc. CVR	5,194	—
*,2	Pineapple Energy Inc. CVR	30,377	—
*,2	Carisma Therapeutics Inc. CVR	2,671,362	—
*,1,2	Spyre Therapeutics Inc. CVR	632,341	—
*,2	Neurogene Inc. CVR	95,916	—
*,2	Traws Pharma Inc. CVR	321,970	—
*,2	Tectonic Therapeutic Inc. CVR	44,790	—
*,1,2	TuHURA Biosciences Inc. CVR	12,455	—
*,1,2	Pieris Pharmaceuticals Securities Corp. CVR	11,069	—
Total Rights (Cost $2,147)			2,167
Warrants (0.0%)
*,1	Altisource Portfolio Solutions SA Exp. 4/2/29	186,743	95
*,1	Altisource Portfolio Solutions SA Exp. 4/30/32	186,743	93
*	M-Tron Industries Inc. Exp. 3/11/28	35,560	37
*	Serina Therapeutics Inc. Exp. 7/31/25	4,479	—
Total Warrants (Cost $—)			225
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.355% (Cost $2,362,781)	23,642,439	2,364,008
Total Investments (101.9%) (Cost $88,405,991)			114,983,545
Other Assets and Liabilities—Net (-1.9%)			(2,189,891)
Net Assets (100%)			112,793,654
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,160,752.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,313,366 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Extended Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2025	69	31,593	1,010
E-mini Russell 2000 Index	September 2025	955	104,653	854
E-mini S&P Mid-Cap 400 Index	September 2025	82	25,629	147
				2,011

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/29/25	BANA	3,713	(4.337)	207	—
Chewy Inc. Class A	1/30/26	GSI	12,915	(4.337)	277	—
Magnolia Oil & Gas Corp. Class A	8/29/25	BANA	14,749	(4.337)	726	—
					1,210	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $2,072 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $86,043,210)	112,619,537
Affiliated Issuers (Cost $2,362,781)	2,364,008
Total Investments in Securities	114,983,545
Investment in Vanguard	2,815
Cash Collateral Pledged—Futures Contracts	6,222
Receivables for Investment Securities Sold	593,595
Receivables for Accrued Income	89,190
Receivables for Capital Shares Issued	25,691
Variation Margin Receivable—Futures Contracts	224
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,210
Total Assets	115,702,492
Liabilities
Due to Custodian	293,519
Payables for Investment Securities Purchased	139,665
Collateral for Securities on Loan	2,313,366
Payables for Capital Shares Redeemed	160,497
Payables to Vanguard	1,791
Total Liabilities	2,908,838
Net Assets	112,793,654
1 Includes $2,160,752 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	92,850,165
Total Distributable Earnings (Loss)	19,943,489
Net Assets	112,793,654

Investor Shares—Net Assets
Applicable to 1,198,057 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	175,389
Net Asset Value Per Share—Investor Shares	$146.39

ETF Shares—Net Assets
Applicable to 115,629,189 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,291,226
Net Asset Value Per Share—ETF Shares	$192.78

Admiral™ Shares—Net Assets
Applicable to 172,138,033 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,178,151
Net Asset Value Per Share—Admiral Shares	$146.27

Institutional Shares—Net Assets
Applicable to 103,327,568 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,112,261
Net Asset Value Per Share—Institutional Shares	$146.26

Institutional Plus Shares—Net Assets
Applicable to 40,616,149 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,659,640
Net Asset Value Per Share—Institutional Plus Shares	$360.93

Institutional Select Shares—Net Assets
Applicable to 150,488,496 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,376,987
Net Asset Value Per Share—Institutional Select Shares	$235.08
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	571,874
Interest[2]	4,954
Securities Lending—Net	33,633
Total Income	610,461
Expenses
The Vanguard Group—Note B
Investment Advisory Services	970
Management and Administrative—Investor Shares	159
Management and Administrative—ETF Shares	4,273
Management and Administrative—Admiral Shares	5,422
Management and Administrative—Institutional Shares	3,104
Management and Administrative—Institutional Plus Shares	2,122
Management and Administrative—Institutional Select Shares	2,874
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	534
Marketing and Distribution—Admiral Shares	458
Marketing and Distribution—Institutional Shares	225
Marketing and Distribution—Institutional Plus Shares	202
Marketing and Distribution—Institutional Select Shares	22
Custodian Fees	424
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	263
Shareholders’ Reports and Proxy Fees—Admiral Shares	49
Shareholders’ Reports and Proxy Fees—Institutional Shares	184
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	208
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	1
Trustees’ Fees and Expenses	29
Other Expenses	15
Total Expenses	21,543
Net Investment Income	588,918
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,242,184
Futures Contracts	15,480
Swap Contracts	(8,326)
Realized Net Gain (Loss)	1,249,338
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	531,784
Futures Contracts	5,446
Swap Contracts	8,710
Change in Unrealized Appreciation (Depreciation)	545,940
Net Increase (Decrease) in Net Assets Resulting from Operations	2,384,196
1	Dividends are net of foreign withholding taxes of $263.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,482, $75, and ($172), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,697,324 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	588,918	1,294,978
Realized Net Gain (Loss)	1,249,338	4,332,369
Change in Unrealized Appreciation (Depreciation)	545,940	10,673,729
Net Increase (Decrease) in Net Assets Resulting from Operations	2,384,196	16,301,076
Distributions
Investor Shares	(941)	(2,066)
ETF Shares	(131,779)	(228,223)
Admiral Shares	(150,681)	(285,904)
Institutional Shares	(92,727)	(182,700)
Institutional Plus Shares	(86,616)	(155,183)
Institutional Select Shares	(214,197)	(380,187)
Total Distributions	(676,941)	(1,234,263)
Capital Share Transactions
Investor Shares	(21,205)	(66,601)
ETF Shares	618,643	878,795
Admiral Shares	(714,904)	(1,631,053)
Institutional Shares	(905,069)	(1,566,874)
Institutional Plus Shares	563,255	(278,243)
Institutional Select Shares	389,924	1,545,320
Net Increase (Decrease) from Capital Share Transactions	(69,356)	(1,118,656)
Total Increase (Decrease)	1,637,899	13,948,157
Net Assets
Beginning of Period	111,155,755	97,207,598
End of Period	112,793,654	111,155,755
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$144.20	$124.78	$100.93	$138.80	$124.83	$95.66
Investment Operations
Net Investment Income[1]	.656	1.452	1.411	1.280	1.216	.983
Net Realized and Unrealized Gain (Loss) on Investments	2.302	19.364	23.876	(38.141)	14.134	29.401
Total from Investment Operations	2.958	20.816	25.287	(36.861)	15.350	30.384
Distributions
Dividends from Net Investment Income	(.768)	(1.396)	(1.437)	(1.009)	(1.380)	(1.214)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.768)	(1.396)	(1.437)	(1.009)	(1.380)	(1.214)
Net Asset Value, End of Period	$146.39	$144.20	$124.78	$100.93	$138.80	$124.83
Total Return[2]	2.07%	16.76%	25.22%	-26.56%	12.31%	32.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$175	$195	$232	$229	$399	$454
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%[3]	0.19%[3]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.09%	1.28%	1.14%	0.87%	1.04%
Portfolio Turnover Rate[4]	4%	11%	11%	11%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$189.90	$164.34	$132.92	$182.81	$164.43	$126.02
Investment Operations
Net Investment Income[1]	.996	2.173	2.086	1.914	1.867	1.509
Net Realized and Unrealized Gain (Loss) on Investments	3.031	25.463	31.415	(50.278)	18.576	38.668
Total from Investment Operations	4.027	27.636	33.501	(48.364)	20.443	40.177
Distributions
Dividends from Net Investment Income	(1.147)	(2.076)	(2.081)	(1.526)	(2.063)	(1.767)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.147)	(2.076)	(2.081)	(1.526)	(2.063)	(1.767)
Net Asset Value, End of Period	$192.78	$189.90	$164.34	$132.92	$182.81	$164.43
Total Return	2.14%	16.90%	25.39%	-26.46%	12.44%	32.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,291	$21,305	$17,606	$13,089	$17,593	$13,761
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.24%	1.44%	1.31%	1.02%	1.20%
Portfolio Turnover Rate[3]	4%	11%	11%	11%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$144.08	$124.68	$100.85	$138.70	$124.75	$95.61
Investment Operations
Net Investment Income[1]	.752	1.638	1.557	1.437	1.408	1.112
Net Realized and Unrealized Gain (Loss) on Investments	2.308	19.337	23.851	(38.129)	14.106	29.367
Total from Investment Operations	3.060	20.975	25.408	(36.692)	15.514	30.479
Distributions
Dividends from Net Investment Income	(.870)	(1.575)	(1.578)	(1.158)	(1.564)	(1.339)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.870)	(1.575)	(1.578)	(1.158)	(1.564)	(1.339)
Net Asset Value, End of Period	$146.27	$144.08	$124.68	$100.85	$138.70	$124.75
Total Return[2]	2.15%	16.91%	25.38%	-26.47%	12.45%	32.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,178	$25,549	$23,639	$20,012	$29,054	$26,784
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%[3]	0.06%[3]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.23%	1.42%	1.29%	1.01%	1.18%
Portfolio Turnover Rate[4]	4%	11%	11%	11%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$144.07	$124.68	$100.84	$138.69	$124.74	$95.60
Investment Operations
Net Investment Income[1]	.752	1.650	1.567	1.439	1.413	1.125
Net Realized and Unrealized Gain (Loss) on Investments	2.309	19.328	23.862	(38.120)	14.115	29.364
Total from Investment Operations	3.061	20.978	25.429	(36.681)	15.528	30.489
Distributions
Dividends from Net Investment Income	(.871)	(1.588)	(1.589)	(1.169)	(1.578)	(1.349)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.871)	(1.588)	(1.589)	(1.169)	(1.578)	(1.349)
Net Asset Value, End of Period	$146.26	$144.07	$124.68	$100.84	$138.69	$124.74
Total Return	2.15%	16.91%	25.41%	-26.46%	12.47%	32.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,112	$15,825	$15,139	$12,983	$19,456	$18,659
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.24%	1.43%	1.29%	1.01%	1.19%
Portfolio Turnover Rate[3]	4%	11%	11%	11%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$355.55	$307.67	$248.85	$342.27	$307.85	$235.94
Investment Operations
Net Investment Income[1]	1.891	4.118	3.898	3.597	3.595	2.798
Net Realized and Unrealized Gain (Loss) on Investments	5.658	47.715	58.870	(94.104)	34.757	72.466
Total from Investment Operations	7.549	51.833	62.768	(90.507)	38.352	75.264
Distributions
Dividends from Net Investment Income	(2.169)	(3.953)	(3.948)	(2.913)	(3.932)	(3.354)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.169)	(3.953)	(3.948)	(2.913)	(3.932)	(3.354)
Net Asset Value, End of Period	$360.93	$355.55	$307.67	$248.85	$342.27	$307.85
Total Return	2.15%	16.94%	25.41%	-26.45%	12.48%	32.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,660	$13,843	$12,216	$10,446	$15,973	$11,665
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.25%	1.44%	1.31%	1.04%	1.20%
Portfolio Turnover Rate[3]	4%	11%	11%	11%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$231.57	$200.37	$162.04	$222.86	$200.45	$153.63
Investment Operations
Net Investment Income[1]	1.246	2.735	2.580	2.421	2.352	1.855
Net Realized and Unrealized Gain (Loss) on Investments	3.697	31.061	38.338	(61.319)	22.661	47.179
Total from Investment Operations	4.943	33.796	40.918	(58.898)	25.013	49.034
Distributions
Dividends from Net Investment Income	(1.433)	(2.596)	(2.588)	(1.922)	(2.603)	(2.214)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.433)	(2.596)	(2.588)	(1.922)	(2.603)	(2.214)
Net Asset Value, End of Period	$235.08	$231.57	$200.37	$162.04	$222.86	$200.45
Total Return	2.16%	16.96%	25.44%	-26.44%	12.50%	32.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,377	$34,439	$28,375	$22,239	$26,240	$24,472
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[2]	0.02%[2]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.27%	1.46%	1.36%	1.05%	1.22%
Portfolio Turnover Rate[3]	4%	11%	11%	11%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Extended Market Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $2,815,000, representing less than 0.01% of the fund’s net assets and 1.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Extended Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	112,616,286	—	859	112,617,145
Preferred Stocks	—	—	—	—
Rights	20	—	2,147	2,167
Warrants	225	—	—	225
Temporary Cash Investments	2,364,008	—	—	2,364,008
Total	114,980,539	—	3,006	114,983,545

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,011	—	—	2,011
Swap Contracts	—	1,210	—	1,210
Total	2,011	1,210	—	3,221
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	88,758,319
Gross Unrealized Appreciation	43,931,874
Gross Unrealized Depreciation	(17,703,427)
Net Unrealized Appreciation (Depreciation)	26,228,447
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $7,410,252,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $4,462,337,000 of investment securities and sold $4,619,925,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,172,674,000 and $5,039,512,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $667,831,000 and sales were $505,979,000, resulting in net realized loss of $119,032,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,526	32	10,033	75
Issued in Lieu of Cash Distributions	941	7	2,066	15
Redeemed	(26,672)	(190)	(78,700)	(600)
Net Increase (Decrease)—Investor Shares	(21,205)	(151)	(66,601)	(510)
ETF Shares
Issued	5,444,511	30,142	11,796,338	66,500
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,825,868)	(26,700)	(10,917,543)	(61,450)
Net Increase (Decrease)—ETF Shares	618,643	3,442	878,795	5,050

Extended Market Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	846,963	6,108	1,530,679	11,540
Issued in Lieu of Cash Distributions	123,253	875	236,380	1,747
Redeemed	(1,685,120)	(12,165)	(3,398,112)	(25,556)
Net Increase (Decrease)—Admiral Shares	(714,904)	(5,182)	(1,631,053)	(12,269)
Institutional Shares
Issued	1,138,250	8,192	2,526,564	18,997
Issued in Lieu of Cash Distributions	86,871	617	169,564	1,254
Redeemed	(2,130,190)	(15,322)	(4,263,002)	(31,837)
Net Increase (Decrease)—Institutional Shares	(905,069)	(6,513)	(1,566,874)	(11,586)
Institutional Plus Shares
Issued	1,467,140	4,293	1,804,651	5,511
Issued in Lieu of Cash Distributions	86,284	248	152,858	458
Redeemed	(990,169)	(2,859)	(2,235,752)	(6,740)
Net Increase (Decrease)—Institutional Plus Shares	563,255	1,682	(278,243)	(771)
Institutional Select Shares
Issued	2,745,460	12,192	5,390,297	24,314
Issued in Lieu of Cash Distributions	214,197	945	380,187	1,746
Redeemed	(2,569,733)	(11,369)	(4,225,164)	(18,954)
Net Increase (Decrease)—Institutional Select Shares	389,924	1,768	1,545,320	7,106
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2025, one shareholder (VFTC Institutional Extended Market Index Trust) was the record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  On February 27, 2025, the board of trustees approved the closure of the Institutional Select Share class effective July 17, 2025.
Management has determined that no other events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.6%)
	Newmont Corp.	24,560,369	1,430,887
	Fastenal Co.	25,315,498	1,063,251
	Nucor Corp.	5,091,947	659,611
	International Paper Co.	11,648,849	545,516
	International Flavors & Fragrances Inc.	5,644,641	415,163
	LyondellBasell Industries NV Class A	5,673,374	328,261
	Steel Dynamics Inc.	1,556,046	199,189
	CF Industries Holdings Inc.	1,787,440	164,445
	Avery Dennison Corp.	862,789	151,394
			4,957,717
Consumer Discretionary (14.8%)
	Royal Caribbean Cruises Ltd.	5,393,285	1,688,853
*	ROBLOX Corp. Class A	13,206,737	1,389,349
*	Flutter Entertainment plc	3,899,017	1,114,183
	General Motors Co.	21,216,326	1,044,055
*	Carvana Co.	2,830,544	953,780
*	Copart Inc.	19,187,008	941,506
	Ross Stores Inc.	7,256,459	925,779
	Ford Motor Co.	85,087,259	923,197
*	Take-Two Interactive Software Inc.	3,799,535	922,717
	Yum! Brands Inc.	6,134,335	908,986
	Electronic Arts Inc.	5,533,790	883,746
	DR Horton Inc.	6,100,457	786,471
	eBay Inc.	10,172,857	757,471
	Garmin Ltd.	3,611,498	753,792
	Delta Air Lines Inc.	14,408,791	708,624
	Hilton Worldwide Holdings Inc.	2,623,104	698,638
*	Trade Desk Inc. Class A	9,540,750	686,839
*	AutoZone Inc.	184,580	685,203
*	Carnival Corp.	23,169,655	651,531
	Tractor Supply Co.	11,700,014	617,410
*	United Airlines Holdings Inc.	7,231,219	575,822
*	Lululemon Athletica Inc.	2,411,597	572,947
*	Warner Bros Discovery Inc.	49,145,998	563,213
	Darden Restaurants Inc.	2,582,596	562,928
	Lennar Corp. Class A	5,087,211	562,696
	Dollar General Corp.	4,853,444	555,137
*	Live Nation Entertainment Inc.	3,618,436	547,397
	Target Corp.	5,013,110	494,543
	PulteGroup Inc.	4,422,731	466,421
*	Ulta Beauty Inc.	996,293	466,086
*	NVR Inc.	61,296	452,711
	Expedia Group Inc.	2,683,424	452,640
*	Dollar Tree Inc.	4,405,460	436,317
	Southwest Airlines Co.	12,575,637	407,954
	Estee Lauder Cos. Inc. Class A	4,651,498	375,841
	Genuine Parts Co.	3,062,522	371,515
	Rollins Inc.	6,417,092	362,052
*	Burlington Stores Inc.	1,389,991	323,367
	News Corp. Class A	10,654,389	316,648
	Domino's Pizza Inc.	680,138	306,470
	Las Vegas Sands Corp.	7,017,154	305,316
	Best Buy Co. Inc.	4,204,112	282,222
	Fox Corp. Class A	4,337,965	243,100
	Omnicom Group Inc.	2,158,628	155,292
	Fox Corp. Class B	2,512,775	129,735
	Warner Music Group Corp. Class A	1,539,052	41,924
	Lennar Corp. Class B	212,879	22,406

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	News Corp. Class B	355,310	12,191
			28,407,021
Consumer Staples (6.2%)
	Cencora Inc.	4,063,338	1,218,392
	Corteva Inc.	15,072,476	1,123,352
	Kroger Co.	13,223,990	948,557
	Kimberly-Clark Corp.	7,322,003	943,953
	Keurig Dr Pepper Inc.	28,473,443	941,332
	Kenvue Inc.	42,365,543	886,711
	Sysco Corp.	10,697,348	810,217
	General Mills Inc.	12,083,167	626,029
	Archer-Daniels-Midland Co.	10,602,305	559,590
	Hershey Co.	3,265,607	541,927
	Church & Dwight Co. Inc.	5,434,266	522,287
	Constellation Brands Inc. Class A	3,142,225	511,177
	Kellanova	6,125,453	487,157
	Kraft Heinz Co.	18,282,391	472,051
	McCormick & Co. Inc. (Non-Voting)	5,576,016	422,774
	Tyson Foods Inc. Class A	6,317,213	353,385
	Clorox Co.	2,719,779	326,564
	Hormel Foods Corp.	6,675,644	201,938
	Brown-Forman Corp. Class B	3,184,920	85,706
	Brown-Forman Corp. Class A	463,391	12,729
			11,995,828
Energy (6.6%)
	Cheniere Energy Inc.	4,649,390	1,132,219
	Marathon Petroleum Corp.	6,779,320	1,126,113
	ONEOK Inc.	13,783,683	1,125,162
	Valero Energy Corp.	6,911,557	929,051
	Hess Corp.	6,142,565	850,991
	Williams Cos. Inc.	13,471,890	846,169
	Baker Hughes Co.	21,862,567	838,211
	Targa Resources Corp.	4,786,926	833,308
	Occidental Petroleum Corp.	16,287,850	684,253
	Kinder Morgan Inc.	20,839,943	612,694
	Diamondback Energy Inc.	4,190,714	575,804
	Phillips 66	4,495,564	536,321
	Schlumberger NV	15,006,706	507,227
	Devon Energy Corp.	14,169,147	450,721
	Coterra Energy Inc.	16,001,447	406,117
	EQT Corp.	6,604,874	385,196
	Halliburton Co.	17,073,654	347,961
	Texas Pacific Land Corp.	202,900	214,342
*	First Solar Inc.	1,124,069	186,078
[1]	Venture Global Inc. Class A	1,492,325	23,250
			12,611,188
Financials (13.5%)
	Arthur J Gallagher & Co.	5,651,195	1,809,060
*	Robinhood Markets Inc. Class A	16,926,117	1,584,792
*	Coinbase Global Inc. Class A	4,031,846	1,413,122
	Allstate Corp.	5,843,528	1,176,361
	Ameriprise Financial Inc.	2,101,356	1,121,557
	Nasdaq Inc.	10,769,386	962,998
	MSCI Inc.	1,626,864	938,277
	Prudential Financial Inc.	7,811,700	839,289
	Hartford Insurance Group Inc.	6,269,536	795,416
	Ares Management Corp. Class A	4,506,523	780,530
	Arch Capital Group Ltd.	7,856,264	715,313
	M&T Bank Corp.	3,542,135	687,139
	Brown & Brown Inc.	6,111,167	677,545
	LPL Financial Holdings Inc.	1,764,795	661,745
	Willis Towers Watson plc	2,117,941	649,149
	State Street Corp.	5,978,571	635,761
	Broadridge Financial Solutions Inc.	2,592,118	629,962
	Apollo Global Management Inc.	4,413,808	626,187
	Raymond James Financial Inc.	4,006,989	614,552
	Fifth Third Bancorp	14,729,391	605,820
	American International Group Inc.	6,359,066	544,272

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Cboe Global Markets Inc.	2,310,654	538,868
	Huntington Bancshares Inc.	32,145,082	538,752
*	Markel Group Inc.	265,936	531,170
	Northern Trust Corp.	4,078,389	517,099
	Cincinnati Financial Corp.	3,449,147	513,647
	Interactive Brokers Group Inc. Class A	9,136,564	506,257
	T. Rowe Price Group Inc.	4,862,011	469,184
	Regions Financial Corp.	19,838,612	466,604
	W R Berkley Corp.	6,277,945	461,241
	KeyCorp	24,186,569	421,330
	Citizens Financial Group Inc.	9,091,970	406,866
	Principal Financial Group Inc.	4,947,689	392,995
	Tradeweb Markets Inc. Class A	2,569,547	376,182
	FactSet Research Systems Inc.	837,529	374,610
	Loews Corp.	3,703,747	339,485
	Corebridge Financial Inc.	5,459,088	193,798
	Fidelity National Financial Inc.	2,879,233	161,410
	Everest Group Ltd.	469,397	159,525
	Blue Owl Capital Inc. Class A	6,902,890	132,604
[1]	Rocket Cos. Inc. Class A	5,298,964	75,139
			26,045,613
Health Care (7.6%)
*	Edwards Lifesciences Corp.	12,944,778	1,012,411
*	IDEXX Laboratories Inc.	1,774,715	951,851
*	Alnylam Pharmaceuticals Inc.	2,877,174	938,218
*	Veeva Systems Inc. Class A	3,231,372	930,571
	Cardinal Health Inc.	5,266,989	884,854
	ResMed Inc.	3,235,679	834,805
*	Dexcom Inc.	8,652,630	755,288
	Agilent Technologies Inc.	6,291,391	742,447
	GE HealthCare Technologies Inc.	9,599,202	711,013
	Humana Inc.	2,663,330	651,131
*	Centene Corp.	10,980,506	596,022
*	IQVIA Holdings Inc.	3,626,608	571,517
	Becton Dickinson & Co.	3,162,414	544,726
	STERIS plc	2,168,275	520,863
	Labcorp Holdings Inc.	1,847,028	484,863
*	Waters Corp.	1,313,142	458,339
	Quest Diagnostics Inc.	2,463,476	442,514
*	Biogen Inc.	3,233,462	406,091
	Zimmer Biomet Holdings Inc.	4,366,104	398,232
	West Pharmaceutical Services Inc.	1,585,425	346,891
	Baxter International Inc.	11,324,604	342,909
*	Molina Healthcare Inc.	1,130,999	336,925
	Royalty Pharma plc Class A	7,903,752	284,772
*	Insulet Corp.	776,479	243,954
*	Cooper Cos. Inc.	2,206,791	157,035
			14,548,242
Industrials (19.7%)
	TransDigm Group Inc.	1,239,433	1,884,731
	Howmet Aerospace Inc.	8,907,721	1,657,994
	CRH plc	14,909,278	1,368,672
*	Axon Enterprise Inc.	1,632,001	1,351,199
	Carrier Global Corp.	17,971,904	1,315,364
	Quanta Services Inc.	3,269,987	1,236,317
	PACCAR Inc.	11,394,035	1,083,117
	United Rentals Inc.	1,434,267	1,080,577
	WW Grainger Inc.	1,007,073	1,047,598
	L3Harris Technologies Inc.	4,125,371	1,034,808
	Cummins Inc.	3,039,809	995,537
	Verisk Analytics Inc.	3,086,877	961,562
	Ferguson Enterprises Inc.	4,384,602	954,747
	Fidelity National Information Services Inc.	11,593,760	943,848
*	Fair Isaac Corp.	510,292	932,793
	AMETEK Inc.	5,094,837	921,962
	Otis Worldwide Corp.	8,709,440	862,409
	Cintas Corp.	3,787,035	844,016
*	Block Inc. Class A	12,247,058	831,943
	Rockwell Automation Inc.	2,487,263	826,194

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	3,776,380	790,585
	Johnson Controls International plc	7,260,296	766,832
	Vulcan Materials Co.	2,915,071	760,309
	Ingersoll Rand Inc.	8,903,427	740,587
	Martin Marietta Materials Inc.	1,330,343	730,305
	Equifax Inc.	2,740,670	710,848
	Xylem Inc.	5,370,259	694,697
	Old Dominion Freight Line Inc.	4,197,185	681,203
*	Keysight Technologies Inc.	3,813,684	624,910
	DuPont de Nemours Inc.	8,311,792	570,106
	PPG Industries Inc.	5,009,236	569,801
	Synchrony Financial	8,400,833	560,672
	Dover Corp.	3,025,666	554,393
*	Mettler-Toledo International Inc.	458,616	538,745
*	Teledyne Technologies Inc.	1,034,112	529,786
	Veralto Corp.	5,196,329	524,569
*	Corpay Inc.	1,477,794	490,362
	HEICO Corp. Class A	1,666,449	431,194
	Dow Inc.	15,572,869	412,369
*	Trimble Inc.	5,265,783	400,094
	Fortive Corp.	7,500,590	391,006
	TransUnion	4,305,410	378,876
	Packaging Corp. of America	1,985,767	374,218
	Snap-on Inc.	1,154,046	359,116
	Jacobs Solutions Inc.	2,651,739	348,571
	Expeditors International of Washington Inc.	3,022,962	345,373
	Global Payments Inc.	4,041,924	323,516
	HEICO Corp.	910,871	298,766
	Hubbell Inc. Class B	588,838	240,487
*	Zebra Technologies Corp. Class A	561,164	173,040
	Ball Corp.	3,061,250	171,705
	Masco Corp.	2,327,353	149,788
	JB Hunt Transport Services Inc.	876,015	125,796
*	Ralliant Corp.	1,250,274	60,626
			37,958,639
Real Estate (6.3%)
	Digital Realty Trust Inc.	7,431,983	1,295,618
	Realty Income Corp.	19,928,413	1,148,076
	Crown Castle Inc.	9,608,358	987,067
*	CBRE Group Inc. Class A	6,578,314	921,753
*	CoStar Group Inc.	9,309,764	748,505
	VICI Properties Inc. Class A	21,268,160	693,342
	Extra Space Storage Inc.	4,682,944	690,453
	Iron Mountain Inc.	6,510,691	667,801
	AvalonBay Communities Inc.	3,141,846	639,366
	Ventas Inc.	9,959,107	628,918
	SBA Communications Corp.	2,371,011	556,808
	Simon Property Group Inc.	3,421,398	550,024
	Equity Residential	7,965,338	537,581
	Invitation Homes Inc.	12,850,370	421,492
	Weyerhaeuser Co.	16,005,998	411,194
	Essex Property Trust Inc.	1,420,892	402,681
	Mid-America Apartment Communities Inc.	2,583,228	382,343
	Sun Communities Inc.	2,816,768	356,293
	Alexandria Real Estate Equities Inc.	1,909,000	138,651
			12,177,966
Technology (12.8%)
*	DoorDash Inc. Class A	7,478,053	1,843,415
	Amphenol Corp. Class A	13,346,045	1,317,922
*	Cloudflare Inc. Class A	6,510,241	1,274,900
	TE Connectivity plc	6,544,144	1,103,801
	Vertiv Holdings Co. Class A	8,409,571	1,079,873
*	Datadog Inc. Class A	6,697,921	899,732
	Corning Inc.	17,009,875	894,549
	Cognizant Technology Solutions Corp. Class A	10,878,836	848,876
	Microchip Technology Inc.	11,902,744	837,596
*	Fortinet Inc.	7,178,678	758,930
*	Snowflake Inc. Class A	3,313,216	741,398
*	Atlassian Corp. Class A	3,646,453	740,558

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Monolithic Power Systems Inc.	1,003,724	734,104
*	Zscaler Inc.	2,219,311	696,730
*	ANSYS Inc.	1,940,322	681,480
	Seagate Technology Holdings plc	4,683,004	675,898
*	Gartner Inc.	1,613,654	652,271
*	HubSpot Inc.	1,105,572	615,394
	Hewlett Packard Enterprise Co.	28,987,084	592,786
*	GoDaddy Inc. Class A	3,144,417	566,184
*	Tyler Technologies Inc.	951,673	564,190
*,1	Super Micro Computer Inc.	11,194,337	548,634
	CDW Corp.	2,905,918	518,968
	VeriSign Inc.	1,761,399	508,692
	HP Inc.	20,727,096	506,985
	Western Digital Corp.	7,698,922	492,654
*	ON Semiconductor Corp.	9,221,339	483,290
	NetApp Inc.	4,419,014	470,846
*	Pinterest Inc. Class A	12,458,753	446,771
*	Zoom Communications Inc.	5,169,761	403,138
	SS&C Technologies Holdings Inc.	4,626,634	383,085
*	Okta Inc.	3,688,854	368,775
	Gen Digital Inc.	12,320,044	362,209
*	MongoDB Inc.	1,713,032	359,720
	Leidos Holdings Inc.	1,420,226	224,055
	Teradyne Inc.	1,770,124	159,170
*,1	CoreWeave Inc. Class A	758,814	123,732
*	Snap Inc. Class A	11,726,324	101,902
	Bentley Systems Inc. Class B	1,610,681	86,928
			24,670,141
Telecommunications (0.8%)
	Motorola Solutions Inc.	3,683,417	1,548,730
Utilities (8.8%)
	Constellation Energy Corp.	6,953,713	2,244,380
	Vistra Corp.	7,487,788	1,451,208
	Waste Connections Inc.	5,701,427	1,064,570
	Dominion Energy Inc.	18,817,501	1,063,565
	Exelon Corp.	22,277,038	967,269
	Public Service Enterprise Group Inc.	11,011,415	926,941
	Xcel Energy Inc.	12,727,414	866,737
	Consolidated Edison Inc.	7,949,817	797,764
	Entergy Corp.	9,505,781	790,121
	WEC Energy Group Inc.	7,041,612	733,736
	PG&E Corp.	47,230,966	658,400
	American Water Works Co. Inc.	4,303,068	598,600
	Ameren Corp.	6,099,490	585,795
	DTE Energy Co.	4,121,372	545,917
	CenterPoint Energy Inc.	14,404,183	529,210
	PPL Corp.	15,498,970	525,260
	Eversource Energy	8,107,199	515,780
	FirstEnergy Corp.	12,098,557	487,088
	CMS Energy Corp.	6,600,052	457,252
	Edison International	8,490,023	438,085
	Alliant Energy Corp.	5,669,905	342,859
	NiSource Inc.	5,194,283	209,537
	Evergy Inc.	2,536,195	174,820
			16,974,894
Total Common Stocks (Cost $118,692,483)			191,895,979

Mid-Cap Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 4.355% (Cost $835,981)	8,361,088	836,025
Total Investments (100.1%) (Cost $119,528,464)		192,732,004
Other Assets and Liabilities—Net (-0.1%)		(251,683)
Net Assets (100%)		192,480,321
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $176,253.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $181,339 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	50	15,634	274
E-mini S&P Mid-Cap 400 Index	September 2025	120	37,506	400
				674

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coinbase Global Inc. Class A	1/30/26	GSI	104,628	(4.337)	35,404	—
CRSP US Mid Cap TR Index	8/29/25	BANA	131,353	(5.137)	4,564	—
Ford Motor Co.	8/29/25	BANA	11,682	(4.983)	232	—
Global Payments Inc.	8/29/25	BANA	73,342	(5.087)	4,249	—
Global Payments Inc.	8/29/25	BANA	16,634	(5.087)	964	—
Global Payments Inc.	8/29/25	BANA	6,049	(5.087)	351	—
Global Payments Inc.	8/29/25	BANA	5,378	(4.983)	215	—
Molina Healthcare Inc.	8/29/25	BANA	19,828	(4.337)	—	(531)
NetApp Inc.	8/29/25	BANA	7,206	(4.984)	236	—
PACCAR Inc.	8/29/25	BANA	17,613	(4.983)	417	—
Trade Desk Inc. Class A	8/29/25	BANA	26,327	(4.337)	—	(1,219)
VICI Properties Inc. Class A	8/29/25	BANA	65,006	(5.087)	2,454	—
Willis Towers Watson plc	8/29/25	BANA	13,402	(4.983)	407	—
Willis Towers Watson plc	8/29/25	BANA	7,914	(4.887)	—	(259)
					49,493	(2,009)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $46,179 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $118,692,483)	191,895,979
Affiliated Issuers (Cost $835,981)	836,025
Total Investments in Securities	192,732,004
Investment in Vanguard	4,843
Cash	5,843
Cash Collateral Pledged—Futures Contracts	22,030
Receivables for Investment Securities Sold	124,066
Receivables for Accrued Income	174,346
Receivables for Capital Shares Issued	74,561
Variation Margin Receivable—Futures Contracts	576
Unrealized Appreciation—Over-the-Counter Swap Contracts	49,493
Total Assets	193,187,762
Liabilities
Payables for Investment Securities Purchased	38,452
Collateral for Securities on Loan	181,339
Payables for Capital Shares Redeemed	124,696
Payables for Distributions	357,617
Payables to Vanguard	3,328
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,009
Total Liabilities	707,441
Net Assets	192,480,321
1 Includes $176,253 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	137,393,925
Total Distributable Earnings (Loss)	55,086,396
Net Assets	192,480,321

Investor Shares—Net Assets
Applicable to 4,257,300 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	325,540
Net Asset Value Per Share—Investor Shares	$76.47

ETF Shares—Net Assets
Applicable to 298,382,495 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,546,155
Net Asset Value Per Share—ETF Shares	$280.00

Admiral™ Shares—Net Assets
Applicable to 188,388,102 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	65,333,547
Net Asset Value Per Share—Admiral Shares	$346.80

Institutional Shares—Net Assets
Applicable to 312,240,096 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,920,907
Net Asset Value Per Share—Institutional Shares	$76.61

Institutional Plus Shares—Net Assets
Applicable to 51,224,976 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,354,172
Net Asset Value Per Share—Institutional Plus Shares	$377.83
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	1,453,811
Interest[2]	10,595
Securities Lending—Net	786
Total Income	1,465,192
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,750
Management and Administrative—Investor Shares	260
Management and Administrative—ETF Shares	10,694
Management and Administrative—Admiral Shares	13,082
Management and Administrative—Institutional Shares	3,908
Management and Administrative—Institutional Plus Shares	2,237
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	1,705
Marketing and Distribution—Admiral Shares	1,377
Marketing and Distribution—Institutional Shares	304
Marketing and Distribution—Institutional Plus Shares	247
Custodian Fees	42
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	1,761
Shareholders’ Reports and Proxy Fees—Admiral Shares	422
Shareholders’ Reports and Proxy Fees—Institutional Shares	172
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	85
Trustees’ Fees and Expenses	50
Other Expenses	15
Total Expenses	38,118
Net Investment Income	1,427,074
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	4,208,023
Futures Contracts	(2,298)
Swap Contracts	(106,376)
Realized Net Gain (Loss)	4,099,349
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	7,101,029
Futures Contracts	2,531
Swap Contracts	101,931
Change in Unrealized Appreciation (Depreciation)	7,205,491
Net Increase (Decrease) in Net Assets Resulting from Operations	12,731,914
1	Dividends are net of foreign withholding taxes of $527.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,919, $35, and ($48), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $6,815,606 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,427,074	2,534,849
Realized Net Gain (Loss)	4,099,349	6,891,099
Change in Unrealized Appreciation (Depreciation)	7,205,491	13,935,358
Net Increase (Decrease) in Net Assets Resulting from Operations	12,731,914	23,361,306
Distributions
Investor Shares	(2,435)	(5,341)
ETF Shares	(651,236)	(1,044,488)
Admiral Shares	(519,712)	(941,817)
Institutional Shares	(193,051)	(358,164)
Institutional Plus Shares	(155,449)	(272,269)
Total Distributions	(1,521,883)	(2,622,079)
Capital Share Transactions
Investor Shares	(25,622)	(131,735)
ETF Shares	6,122,747	5,046,444
Admiral Shares	(1,013,519)	(2,331,445)
Institutional Shares	(823,883)	(1,393,190)
Institutional Plus Shares	23,462	(403,795)
Net Increase (Decrease) from Capital Share Transactions	4,283,185	786,279
Total Increase (Decrease)	15,493,216	21,525,506
Net Assets
Beginning of Period	176,987,105	155,461,599
End of Period	192,480,321	176,987,105
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$72.07	$63.51	$55.66	$69.54	$56.52	$48.64
Investment Operations
Net Investment Income[1]	.526	.931	.887	.807	.652	.698
Net Realized and Unrealized Gain (Loss) on Investments	4.435	8.614	7.851	(13.875)	13.065	7.937
Total from Investment Operations	4.961	9.545	8.738	(13.068)	13.717	8.635
Distributions
Dividends from Net Investment Income	(.561)	(.985)	(.888)	(.812)	(.697)	(.755)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.561)	(.985)	(.888)	(.812)	(.697)	(.755)
Net Asset Value, End of Period	$76.47	$72.07	$63.51	$55.66	$69.54	$56.52
Total Return[2]	6.91%	15.09%	15.84%	-18.80%	24.36%	18.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$326	$332	$416	$476	$740	$834
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.37%	1.52%	1.36%	1.02%	1.49%
Portfolio Turnover Rate[4]	8%	16%	13%	12%	16%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$263.90	$232.58	$203.84	$254.69	$207.00	$178.14
Investment Operations
Net Investment Income[1]	2.108	3.820	3.589	3.302	2.741	2.772
Net Realized and Unrealized Gain (Loss) on Investments	16.231	31.443	28.686	(50.886)	47.811	29.084
Total from Investment Operations	18.339	35.263	32.275	(47.584)	50.552	31.856
Distributions
Dividends from Net Investment Income	(2.239)	(3.943)	(3.535)	(3.266)	(2.862)	(2.996)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.239)	(3.943)	(3.535)	(3.266)	(2.862)	(2.996)
Net Asset Value, End of Period	$280.00	$263.90	$232.58	$203.84	$254.69	$207.00
Total Return	6.98%	15.23%	15.99%	-18.68%	24.52%	18.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83,546	$72,477	$59,376	$49,861	$57,774	$41,587
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.52%	1.68%	1.53%	1.16%	1.61%
Portfolio Turnover Rate[3]	8%	16%	13%	12%	16%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$326.87	$288.07	$252.47	$315.46	$256.40	$220.66
Investment Operations
Net Investment Income[1]	2.587	4.670	4.381	4.028	3.333	3.418
Net Realized and Unrealized Gain (Loss) on Investments	20.098	38.982	35.571	(63.000)	59.242	36.010
Total from Investment Operations	22.685	43.652	39.952	(58.972)	62.575	39.428
Distributions
Dividends from Net Investment Income	(2.755)	(4.852)	(4.352)	(4.018)	(3.515)	(3.688)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.755)	(4.852)	(4.352)	(4.018)	(3.515)	(3.688)
Net Asset Value, End of Period	$346.80	$326.87	$288.07	$252.47	$315.46	$256.40
Total Return[2]	6.97%	15.22%	15.98%	-18.71%	24.51%	18.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65,334	$62,595	$57,330	$51,352	$65,118	$53,301
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.50%	1.65%	1.51%	1.14%	1.61%
Portfolio Turnover Rate[4]	8%	16%	13%	12%	16%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$72.21	$63.64	$55.77	$69.69	$56.64	$48.74
Investment Operations
Net Investment Income[1]	.575	1.038	.971	.893	.743	.759
Net Realized and Unrealized Gain (Loss) on Investments	4.437	8.611	7.866	(13.919)	13.090	7.961
Total from Investment Operations	5.012	9.649	8.837	(13.026)	13.833	8.720
Distributions
Dividends from Net Investment Income	(.612)	(1.079)	(.967)	(.894)	(.783)	(.820)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.612)	(1.079)	(.967)	(.894)	(.783)	(.820)
Net Asset Value, End of Period	$76.61	$72.21	$63.64	$55.77	$69.69	$56.64
Total Return	6.98%	15.23%	16.00%	-18.70%	24.53%	18.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,921	$23,377	$21,867	$20,231	$27,312	$22,291
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.51%	1.66%	1.51%	1.15%	1.62%
Portfolio Turnover Rate[3]	8%	16%	13%	12%	16%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$356.11	$313.84	$275.06	$343.68	$279.34	$240.40
Investment Operations
Net Investment Income[1]	2.855	5.153	4.831	4.458	3.688	3.774
Net Realized and Unrealized Gain (Loss) on Investments	21.903	42.470	38.747	(68.641)	64.544	39.230
Total from Investment Operations	24.758	47.623	43.578	(64.183)	68.232	43.004
Distributions
Dividends from Net Investment Income	(3.038)	(5.353)	(4.798)	(4.437)	(3.892)	(4.064)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.038)	(5.353)	(4.798)	(4.437)	(3.892)	(4.064)
Net Asset Value, End of Period	$377.83	$356.11	$313.84	$275.06	$343.68	$279.34
Total Return	6.99%	15.25%	16.00%	-18.69%	24.53%	18.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,354	$18,206	$16,472	$14,846	$17,723	$14,937
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[2]	0.03%[2]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.52%	1.67%	1.53%	1.16%	1.63%
Portfolio Turnover Rate[3]	8%	16%	13%	12%	16%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Mid-Cap Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $4,843,000, representing less than 0.01% of the fund’s net assets and 1.94% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	191,895,979	—	—	191,895,979
Temporary Cash Investments	836,025	—	—	836,025
Total	192,732,004	—	—	192,732,004

Derivative Financial Instruments
Assets
Futures Contracts[1]	674	—	—	674
Swap Contracts	—	49,493	—	49,493
Total	674	49,493	—	50,167
Liabilities
Swap Contracts	—	(2,009)	—	(2,009)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	119,584,011
Gross Unrealized Appreciation	77,532,313
Gross Unrealized Depreciation	(4,336,162)
Net Unrealized Appreciation (Depreciation)	73,196,151
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $22,216,898,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $14,234,710,000 of investment securities and sold $15,720,391,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $16,564,399,000 and $10,855,925,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $923,965,000 and sales were $5,835,897,000, resulting in net realized loss of $1,998,862,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	13,456	185	25,434	372
Issued in Lieu of Cash Distributions	2,435	33	5,341	77
Redeemed	(41,513)	(569)	(162,510)	(2,395)
Net Increase (Decrease)—Investor Shares	(25,622)	(351)	(131,735)	(1,946)
ETF Shares
Issued	16,915,633	63,820	16,659,754	64,843
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,792,886)	(40,075)	(11,613,310)	(45,500)
Net Increase (Decrease)—ETF Shares	6,122,747	23,745	5,046,444	19,343

Mid-Cap Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	3,460,036	10,583	5,798,386	18,722
Issued in Lieu of Cash Distributions	454,495	1,361	829,932	2,632
Redeemed	(4,928,050)	(15,055)	(8,959,763)	(28,870)
Net Increase (Decrease)—Admiral Shares	(1,013,519)	(3,111)	(2,331,445)	(7,516)
Institutional Shares
Issued	1,530,074	21,078	3,053,129	44,570
Issued in Lieu of Cash Distributions	179,667	2,436	333,116	4,784
Redeemed	(2,533,624)	(35,030)	(4,779,435)	(69,232)
Net Increase (Decrease)—Institutional Shares	(823,883)	(11,516)	(1,393,190)	(19,878)
Institutional Plus Shares
Issued	1,138,726	3,180	1,914,824	5,596
Issued in Lieu of Cash Distributions	154,893	425	271,131	789
Redeemed	(1,270,157)	(3,505)	(2,589,750)	(7,745)
Net Increase (Decrease)—Institutional Plus Shares	23,462	100	(403,795)	(1,360)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.2%)
	Fastenal Co.	9,343,113	392,411
Consumer Discretionary (19.4%)
	Royal Caribbean Cruises Ltd.	1,990,426	623,282
*	ROBLOX Corp. Class A	4,874,101	512,755
*	Flutter Entertainment plc	1,438,943	411,192
*	Carvana Co.	1,044,647	352,004
*	Copart Inc.	7,081,060	347,468
	Ross Stores Inc.	2,678,020	341,662
*	Take-Two Interactive Software Inc.	1,402,259	340,539
	Yum! Brands Inc.	2,263,739	335,441
	Garmin Ltd.	1,332,846	278,192
*	Trade Desk Inc. Class A	3,649,616	262,736
	Hilton Worldwide Holdings Inc.	967,913	257,794
*	AutoZone Inc.	68,118	252,870
*	Carnival Corp.	8,550,750	240,447
	Tractor Supply Co.	4,317,964	227,859
*	Lululemon Athletica Inc.	889,997	211,445
*,1	Live Nation Entertainment Inc.	1,334,499	201,883
*	Ulta Beauty Inc.	367,683	172,009
	Expedia Group Inc.	990,289	167,042
	Rollins Inc.	2,368,169	133,612
*	Burlington Stores Inc.	512,989	119,342
	Las Vegas Sands Corp.	2,589,647	112,675
	Domino's Pizza Inc.	196,977	88,758
*	NVR Inc.	11,312	83,547
	Warner Music Group Corp. Class A	564,105	15,366
			6,089,920
Consumer Staples (0.6%)
	Church & Dwight Co. Inc.	2,005,677	192,766
Energy (3.7%)
	Hess Corp.	2,266,840	314,048
	Targa Resources Corp.	1,766,695	307,546
	Coterra Energy Inc.	5,905,223	149,875
	EQT Corp.	2,437,608	142,161
	Diamondback Energy Inc.	773,320	106,254
	Texas Pacific Land Corp.	74,884	79,107
*	First Solar Inc.	414,865	68,677
[1]	Venture Global Inc. Class A	550,457	8,576
			1,176,244
Financials (10.8%)
*	Robinhood Markets Inc. Class A	6,246,817	584,889
*	Coinbase Global Inc. Class A	1,635,612	573,266
	MSCI Inc.	600,389	346,268
	Ares Management Corp. Class A	1,663,207	288,067
	Brown & Brown Inc.	2,255,474	250,064
	LPL Financial Holdings Inc.	651,321	244,226
	Broadridge Financial Solutions Inc.	956,620	232,487
	Apollo Global Management Inc.	1,628,985	231,104
	Interactive Brokers Group Inc. Class A	3,371,964	186,841
	Tradeweb Markets Inc. Class A	948,312	138,833
	FactSet Research Systems Inc.	309,041	138,228
*	Markel Group Inc.	49,069	98,008
	Blue Owl Capital Inc. Class A	2,547,661	48,941
[1]	Rocket Cos. Inc. Class A	1,955,540	27,730
			3,388,952

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
Health Care (9.7%)
*	Edwards Lifesciences Corp.	4,777,260	373,629
*	IDEXX Laboratories Inc.	654,955	351,279
*	Alnylam Pharmaceuticals Inc.	1,061,881	346,269
*	Veeva Systems Inc. Class A	1,192,557	343,433
	ResMed Inc.	1,194,131	308,086
*	Dexcom Inc.	3,193,317	278,745
	Agilent Technologies Inc.	2,321,873	274,004
*	Waters Corp.	484,639	169,158
*	Molina Healthcare Inc.	441,405	131,495
	West Pharmaceutical Services Inc.	585,107	128,021
*	IQVIA Holdings Inc.	669,232	105,464
	STERIS plc	400,075	96,106
*	Insulet Corp.	286,567	90,034
*	Cooper Cos. Inc.	814,325	57,947
			3,053,670
Industrials (22.7%)
	TransDigm Group Inc.	457,423	695,576
	Howmet Aerospace Inc.	3,287,514	611,905
*	Axon Enterprise Inc.	602,315	498,681
	Quanta Services Inc.	1,206,928	456,315
	WW Grainger Inc.	371,669	386,625
	Verisk Analytics Inc.	1,139,214	354,865
*	Fair Isaac Corp.	188,328	344,256
	AMETEK Inc.	1,880,275	340,255
	Cintas Corp.	1,397,583	311,479
*	Block Inc. Class A	4,519,922	307,038
	Vulcan Materials Co.	1,075,849	280,603
	Martin Marietta Materials Inc.	490,964	269,520
	Equifax Inc.	1,011,477	262,347
	Xylem Inc.	1,981,849	256,372
	Old Dominion Freight Line Inc.	1,548,929	251,391
*	Mettler-Toledo International Inc.	169,254	198,826
*	Teledyne Technologies Inc.	381,621	195,508
	Veralto Corp.	1,917,649	193,587
*	Corpay Inc.	545,393	180,972
	HEICO Corp. Class A	615,121	159,162
	Rockwell Automation Inc.	458,982	152,460
	Ingersoll Rand Inc.	1,642,902	136,657
	HEICO Corp.	336,088	110,237
*	Trimble Inc.	971,525	73,816
	TransUnion	794,446	69,911
	JB Hunt Transport Services Inc.	323,138	46,403
			7,144,767
Real Estate (5.0%)
	Realty Income Corp.	7,354,664	423,702
*	CoStar Group Inc.	3,435,840	276,242
	Extra Space Storage Inc.	1,728,243	254,812
	SBA Communications Corp.	875,088	205,506
	Invitation Homes Inc.	4,742,262	155,546
	Sun Communities Inc.	1,039,513	131,488
	Ventas Inc.	1,837,680	116,049
			1,563,345
Technology (19.4%)
*	DoorDash Inc. Class A	2,759,818	680,323
	Amphenol Corp. Class A	4,925,478	486,391
*	Cloudflare Inc. Class A	2,402,688	470,518
	Vertiv Holdings Co. Class A	3,103,715	398,548
*	Datadog Inc. Class A	2,471,886	332,048
*	Fortinet Inc.	2,649,251	280,079
*	Snowflake Inc. Class A	1,222,786	273,623
*	Atlassian Corp. Class A	1,345,752	273,309
	Monolithic Power Systems Inc.	370,438	270,931
*	Zscaler Inc.	819,050	257,132
*	ANSYS Inc.	715,988	251,469
	Seagate Technology Holdings plc	1,728,295	249,445
*	Gartner Inc.	595,478	240,704
*	HubSpot Inc.	408,019	227,116

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	GoDaddy Inc. Class A	1,160,422	208,945
*	Tyler Technologies Inc.	351,196	208,203
*,1	Super Micro Computer Inc.	4,131,405	202,480
	VeriSign Inc.	650,012	187,723
*	Pinterest Inc. Class A	4,597,465	164,865
*	Okta Inc.	1,361,378	136,097
*	MongoDB Inc.	632,205	132,757
	Teradyne Inc.	653,232	58,739
*,1	CoreWeave Inc. Class A	280,054	45,666
*	Snap Inc. Class A	4,327,610	37,607
	Bentley Systems Inc. Class B	594,196	32,069
			6,106,787
Telecommunications (1.8%)
	Motorola Solutions Inc.	1,359,359	571,556
Utilities (5.6%)
	Constellation Energy Corp.	2,566,341	828,312
	Vistra Corp.	2,763,513	535,597
	Waste Connections Inc.	2,104,113	392,880
			1,756,789
Total Common Stocks (Cost $20,468,795)			31,437,207
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.355% (Cost $110,566)	1,105,818	110,571
Total Investments (100.2%) (Cost $20,579,361)			31,547,778
Other Assets and Liabilities—Net (-0.2%)			(74,840)
Net Assets (100%)			31,472,938
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $84,109.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $86,189 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	18	5,628	38
E-mini S&P Mid-Cap 400 Index	September 2025	19	5,939	8
				46

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Domino's Pizza Inc.	8/29/25	BANA	25,586	(4.337)	—	(1,246)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $20,468,795)	31,437,207
Affiliated Issuers (Cost $110,566)	110,571
Total Investments in Securities	31,547,778
Investment in Vanguard	775
Cash	3,445
Cash Collateral Pledged—Futures Contracts	610
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,480
Receivables for Investment Securities Sold	36,342
Receivables for Accrued Income	10,737
Receivables for Capital Shares Issued	16,087
Variation Margin Receivable—Futures Contracts	19
Total Assets	31,617,273
Liabilities
Payables for Investment Securities Purchased	15,756
Collateral for Securities on Loan	86,189
Payables for Capital Shares Redeemed	11,976
Payables for Distributions	28,270
Payables to Vanguard	898
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,246
Total Liabilities	144,335
Net Assets	31,472,938
1 Includes $84,109 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	24,717,291
Total Distributable Earnings (Loss)	6,755,647
Net Assets	31,472,938

Investor Shares—Net Assets
Applicable to 459,662 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,402
Net Asset Value Per Share—Investor Shares	$111.83

ETF Shares—Net Assets
Applicable to 60,657,081 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,247,173
Net Asset Value Per Share—ETF Shares	$284.34

Admiral™ Shares—Net Assets
Applicable to 115,805,918 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,174,363
Net Asset Value Per Share—Admiral Shares	$122.40
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	96,722
Interest[2]	1,150
Securities Lending—Net	272
Total Income	98,144
Expenses
The Vanguard Group—Note B
Investment Advisory Services	288
Management and Administrative—Investor Shares	43
Management and Administrative—ETF Shares	4,456
Management and Administrative—Admiral Shares	3,858
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	380
Marketing and Distribution—Admiral Shares	342
Custodian Fees	41
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	397
Shareholders’ Reports and Proxy Fees—Admiral Shares	134
Trustees’ Fees and Expenses	8
Other Expenses	11
Total Expenses	9,960
Net Investment Income	88,184
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,181,288
Futures Contracts	(2,495)
Swap Contracts	(504)
Realized Net Gain (Loss)	1,178,289
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,201,962
Futures Contracts	454
Swap Contracts	1,813
Change in Unrealized Appreciation (Depreciation)	2,204,229
Net Increase (Decrease) in Net Assets Resulting from Operations	3,470,702
1	Dividends are net of foreign withholding taxes of $185.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,080, ($2), and ($6), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,762,095 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	88,184	181,267
Realized Net Gain (Loss)	1,178,289	1,755,868
Change in Unrealized Appreciation (Depreciation)	2,204,229	1,874,355
Net Increase (Decrease) in Net Assets Resulting from Operations	3,470,702	3,811,490
Distributions
Investor Shares	(131)	(290)
ETF Shares	(53,274)	(98,507)
Admiral Shares	(43,831)	(84,925)
Total Distributions	(97,236)	(183,722)
Capital Share Transactions
Investor Shares	(3,022)	(7,728)
ETF Shares	257,265	1,384,242
Admiral Shares	141,590	(305,539)
Net Increase (Decrease) from Capital Share Transactions	395,833	1,070,975
Total Increase (Decrease)	3,769,299	4,698,743
Net Assets
Beginning of Period	27,703,639	23,004,896
End of Period	31,472,938	27,703,639
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$99.83	$86.36	$70.68	$100.07	$83.37	$62.43
Investment Operations
Net Investment Income[1]	.250	.543	.528	.444	.229	.340
Net Realized and Unrealized Gain (Loss) on Investments	12.031	13.483	15.674	(29.381)	16.697	20.984
Total from Investment Operations	12.281	14.026	16.202	(28.937)	16.926	21.324
Distributions
Dividends from Net Investment Income	(.281)	(.556)	(.522)	(.453)	(.226)	(.384)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.281)	(.556)	(.522)	(.453)	(.226)	(.384)
Net Asset Value, End of Period	$111.83	$99.83	$86.36	$70.68	$100.07	$83.37
Total Return[2]	12.32%	16.27%	22.99%	-28.93%	20.32%	34.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51	$49	$49	$46	$86	$81
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%[3]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.59%	0.68%	0.57%	0.25%	0.51%
Portfolio Turnover Rate[4]	7%	21%	14%	22%	25%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$253.85	$219.60	$179.73	$254.49	$212.00	$158.76
Investment Operations
Net Investment Income[1]	.801	1.691	1.601	1.405	.870	1.074
Net Realized and Unrealized Gain (Loss) on Investments	30.567	34.261	39.835	(74.767)	42.479	53.347
Total from Investment Operations	31.368	35.952	41.436	(73.362)	43.349	54.421
Distributions
Dividends from Net Investment Income	(.878)	(1.702)	(1.566)	(1.398)	(.859)	(1.181)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.878)	(1.702)	(1.566)	(1.398)	(.859)	(1.181)
Net Asset Value, End of Period	$284.34	$253.85	$219.60	$179.73	$254.49	$212.00
Total Return	12.38%	16.41%	23.14%	-28.84%	20.47%	34.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,247	$15,144	$11,851	$9,313	$12,798	$10,164
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.72%	0.81%	0.72%	0.37%	0.63%
Portfolio Turnover Rate[3]	7%	21%	14%	22%	25%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$109.27	$94.53	$77.37	$109.55	$91.26	$68.34
Investment Operations
Net Investment Income[1]	.342	.722	.684	.602	.373	.461
Net Realized and Unrealized Gain (Loss) on Investments	13.166	14.750	17.150	(32.180)	18.287	22.967
Total from Investment Operations	13.508	15.472	17.834	(31.578)	18.660	23.428
Distributions
Dividends from Net Investment Income	(.378)	(.732)	(.674)	(.602)	(.370)	(.508)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.378)	(.732)	(.674)	(.602)	(.370)	(.508)
Net Asset Value, End of Period	$122.40	$109.27	$94.53	$77.37	$109.55	$91.26
Total Return[2]	12.39%	16.41%	23.14%	-28.84%	20.48%	34.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,174	$12,511	$11,104	$9,124	$12,797	$10,712
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.71%	0.81%	0.71%	0.37%	0.63%
Portfolio Turnover Rate[4]	7%	21%	14%	22%	25%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Mid-Cap Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $775,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,437,207	—	—	31,437,207
Temporary Cash Investments	110,571	—	—	110,571
Total	31,547,778	—	—	31,547,778

Derivative Financial Instruments
Assets
Futures Contracts[1]	46	—	—	46
Liabilities
Swap Contracts	—	(1,246)	—	(1,246)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,593,445
Gross Unrealized Appreciation	11,583,850
Gross Unrealized Depreciation	(630,717)
Net Unrealized Appreciation (Depreciation)	10,953,133
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $5,370,817,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $2,065,616,000 of investment securities and sold $1,875,592,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,248,353,000 and $3,046,370,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $230,694,000 and sales were $1,265,054,000, resulting in net realized loss of $466,976,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,888	48	7,979	86
Issued in Lieu of Cash Distributions	131	1	290	3
Redeemed	(8,041)	(79)	(15,997)	(172)
Net Increase (Decrease)—Investor Shares	(3,022)	(30)	(7,728)	(83)
ETF Shares
Issued	3,274,344	12,574	5,430,927	22,367
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,017,079)	(11,575)	(4,046,685)	(16,675)
Net Increase (Decrease)—ETF Shares	257,265	999	1,384,242	5,692

Mid-Cap Growth Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,394,862	12,649	1,715,148	16,941
Issued in Lieu of Cash Distributions	38,918	342	76,156	732
Redeemed	(1,292,190)	(11,676)	(2,096,843)	(20,650)
Net Increase (Decrease)—Admiral Shares	141,590	1,315	(305,539)	(2,977)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.6%)
	Newmont Corp.	7,007,438	408,253
	Nucor Corp.	1,452,804	188,196
	International Paper Co.	3,323,566	155,643
	International Flavors & Fragrances Inc.	1,610,518	118,454
	LyondellBasell Industries NV Class A	1,618,611	93,653
	Steel Dynamics Inc.	443,947	56,830
	CF Industries Holdings Inc.	509,968	46,917
	Avery Dennison Corp.	246,210	43,202
			1,111,148
Consumer Discretionary (11.0%)
	General Motors Co.	6,053,384	297,887
	Ford Motor Co.	24,590,656	266,809
	Electronic Arts Inc.	1,578,960	252,160
	DR Horton Inc.	1,740,376	224,369
	eBay Inc.	2,902,541	216,123
	Delta Air Lines Inc.	4,111,202	202,189
*	Warner Bros Discovery Inc.	14,022,891	160,702
	Darden Restaurants Inc.	736,943	160,631
	Dollar General Corp.	1,384,749	158,388
*	United Airlines Holdings Inc.	1,963,188	156,329
	Lennar Corp. Class A	1,393,155	154,097
	Target Corp.	1,430,318	141,101
	PulteGroup Inc.	1,261,656	133,054
*	Dollar Tree Inc.	1,256,943	124,488
	Southwest Airlines Co.	3,588,141	116,399
	Estee Lauder Cos. Inc. Class A	1,327,152	107,234
	Genuine Parts Co.	873,844	106,006
	News Corp. Class A	3,068,344	91,191
	Best Buy Co. Inc.	1,199,505	80,523
	Fox Corp. Class A	1,353,348	75,842
*	NVR Inc.	8,743	64,573
	Omnicom Group Inc.	616,403	44,344
	Fox Corp. Class B	592,127	30,571
	Lennar Corp. Class B	122,627	12,906
	News Corp. Class B	77,091	2,645
			3,380,561
Consumer Staples (10.7%)
	Cencora Inc.	1,159,402	347,647
	Corteva Inc.	4,300,414	320,510
	Kroger Co.	3,773,068	270,642
	Kimberly-Clark Corp.	2,089,159	269,334
	Keurig Dr Pepper Inc.	8,124,080	268,582
	Kenvue Inc.	12,087,717	252,996
	Sysco Corp.	3,052,351	231,185
	General Mills Inc.	3,447,527	178,616
	Archer-Daniels-Midland Co.	3,025,020	159,661
	Hershey Co.	931,728	154,620
	Constellation Brands Inc. Class A	896,557	145,852
	Kellanova	1,747,806	139,003
	Kraft Heinz Co.	5,216,157	134,681
	McCormick & Co. Inc. (Non-Voting)	1,590,942	120,625
	Tyson Foods Inc. Class A	1,802,550	100,835
	Clorox Co.	776,057	93,181
	Hormel Foods Corp.	1,904,638	57,615
	Brown-Forman Corp. Class B	914,669	24,614
	Brown-Forman Corp. Class A	126,135	3,465
			3,273,664

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
Energy (8.8%)
	Cheniere Energy Inc.	1,326,548	323,041
	Marathon Petroleum Corp.	1,934,263	321,300
	ONEOK Inc.	3,932,745	321,030
	Valero Energy Corp.	1,971,975	265,073
	Williams Cos. Inc.	3,843,723	241,424
	Baker Hughes Co.	6,237,703	239,154
	Occidental Petroleum Corp.	4,647,333	195,235
	Kinder Morgan Inc.	5,945,913	174,810
	Phillips 66	1,282,664	153,022
	Schlumberger NV	4,281,722	144,722
	Devon Energy Corp.	4,042,733	128,599
	Halliburton Co.	4,871,391	99,279
	Diamondback Energy Inc.	597,881	82,149
			2,688,838
Financials (15.9%)
	Arthur J Gallagher & Co.	1,612,385	516,157
	Allstate Corp.	1,667,224	335,629
	Ameriprise Financial Inc.	599,568	320,007
	Nasdaq Inc.	3,072,812	274,771
	Prudential Financial Inc.	2,228,781	239,460
	Hartford Insurance Group Inc.	1,788,820	226,948
	Arch Capital Group Ltd.	2,241,587	204,096
	M&T Bank Corp.	1,010,683	196,062
	Willis Towers Watson plc	624,265	191,337
	State Street Corp.	1,705,790	181,394
	Raymond James Financial Inc.	1,143,282	175,345
	Fifth Third Bancorp	4,202,643	172,855
	American International Group Inc.	1,814,287	155,285
	Cboe Global Markets Inc.	659,275	153,749
	Huntington Bancshares Inc.	9,171,665	153,717
	Northern Trust Corp.	1,163,639	147,538
	Cincinnati Financial Corp.	984,047	146,544
	T. Rowe Price Group Inc.	1,387,232	133,868
	Regions Financial Corp.	5,660,259	133,129
	W R Berkley Corp.	1,791,175	131,598
	KeyCorp	6,900,622	120,209
	Citizens Financial Group Inc.	2,594,028	116,083
	Principal Financial Group Inc.	1,411,612	112,124
	Loews Corp.	1,056,935	96,879
*	Markel Group Inc.	37,941	75,782
	Corebridge Financial Inc.	1,557,498	55,291
	Fidelity National Financial Inc.	821,446	46,050
	Everest Group Ltd.	133,935	45,518
			4,857,425
Health Care (5.9%)
	Cardinal Health Inc.	1,502,784	252,468
	GE HealthCare Technologies Inc.	2,738,851	202,867
	Humana Inc.	759,888	185,777
*	Centene Corp.	3,132,909	170,054
	Becton Dickinson & Co.	902,375	155,434
	Labcorp Holdings Inc.	526,972	138,336
	Quest Diagnostics Inc.	702,847	126,252
*	Biogen Inc.	922,465	115,852
	Zimmer Biomet Holdings Inc.	1,245,789	113,628
	Baxter International Inc.	3,231,098	97,838
*	IQVIA Holdings Inc.	517,354	81,530
	Royalty Pharma plc Class A	2,255,034	81,249
	STERIS plc	309,398	74,324
			1,795,609
Industrials (17.5%)
	CRH plc	4,253,720	390,491
	Carrier Global Corp.	5,127,529	375,284
	PACCAR Inc.	3,305,111	314,184
	United Rentals Inc.	409,211	308,300
	L3Harris Technologies Inc.	1,177,003	295,239
	Cummins Inc.	867,303	284,042
	Ferguson Enterprises Inc.	1,250,983	272,401

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Fidelity National Information Services Inc.	3,307,942	269,300
	Otis Worldwide Corp.	2,485,029	246,068
	Westinghouse Air Brake Technologies Corp.	1,077,462	225,567
	Johnson Controls International plc	2,071,384	218,780
*	Keysight Technologies Inc.	1,088,113	178,298
	DuPont de Nemours Inc.	2,371,530	162,663
	PPG Industries Inc.	1,429,217	162,573
	Synchrony Financial	2,396,914	159,970
	Dover Corp.	863,281	158,179
	Global Payments Inc.	1,535,628	122,912
	Rockwell Automation Inc.	354,794	117,852
	Dow Inc.	4,442,948	117,649
	Fortive Corp.	2,140,081	111,562
	Packaging Corp. of America	566,589	106,774
	Ingersoll Rand Inc.	1,270,273	105,661
	Snap-on Inc.	329,255	102,458
	Jacobs Solutions Inc.	756,649	99,461
	Expeditors International of Washington Inc.	862,638	98,556
	Hubbell Inc. Class B	167,978	68,604
*	Trimble Inc.	751,352	57,088
	TransUnion	614,273	54,056
*	Zebra Technologies Corp. Class A	160,108	49,371
	Ball Corp.	873,428	48,991
	Masco Corp.	664,009	42,736
*	Ralliant Corp.	357,545	17,337
			5,342,407
Real Estate (7.5%)
	Digital Realty Trust Inc.	2,120,447	369,658
	Crown Castle Inc.	2,741,337	281,618
*	CBRE Group Inc. Class A	1,876,901	262,991
	VICI Properties Inc. Class A	6,653,223	216,895
	Iron Mountain Inc.	1,857,636	190,538
	AvalonBay Communities Inc.	896,456	182,429
	Simon Property Group Inc.	976,233	156,939
	Equity Residential	2,272,681	153,383
	Weyerhaeuser Co.	4,566,545	117,315
	Essex Property Trust Inc.	405,411	114,893
	Mid-America Apartment Communities Inc.	737,048	109,090
	Ventas Inc.	1,420,920	89,731
	Alexandria Real Estate Equities Inc.	544,635	39,557
			2,285,037
Technology (7.5%)
	TE Connectivity plc	1,867,162	314,934
	Corning Inc.	4,853,141	255,227
	Microchip Technology Inc.	3,396,023	238,978
	Cognizant Technology Solutions Corp. Class A	2,738,379	213,676
	Hewlett Packard Enterprise Co.	8,270,515	169,132
	CDW Corp.	829,132	148,075
	HP Inc.	5,913,873	144,653
	Western Digital Corp.	2,196,610	140,561
*	ON Semiconductor Corp.	2,630,979	137,889
	NetApp Inc.	1,280,870	136,477
*	Zoom Communications Inc.	1,475,186	115,035
	SS&C Technologies Holdings Inc.	1,320,149	109,308
	Gen Digital Inc.	3,515,885	103,367
	Leidos Holdings Inc.	405,248	63,932
			2,291,244
Utilities (11.4%)
	Dominion Energy Inc.	5,368,779	303,443
	Exelon Corp.	6,355,829	275,970
	Public Service Enterprise Group Inc.	3,141,745	264,472
	Xcel Energy Inc.	3,631,286	247,291
	Consolidated Edison Inc.	2,268,115	227,605
	Entergy Corp.	2,712,044	225,425
	WEC Energy Group Inc.	2,008,958	209,333
	PG&E Corp.	13,475,858	187,853
	American Water Works Co. Inc.	1,227,689	170,784
	Ameren Corp.	1,740,290	167,137

Mid-Cap Value Index Fund
	Shares	Market Value• ($000)
DTE Energy Co.	1,175,908	155,761
CenterPoint Energy Inc.	4,109,847	150,996
PPL Corp.	4,422,302	149,872
Eversource Energy	2,313,089	147,159
FirstEnergy Corp.	3,451,851	138,972
CMS Energy Corp.	1,883,136	130,464
Edison International	2,422,270	124,989
Alliant Energy Corp.	1,617,739	97,825
NiSource Inc.	1,481,966	59,782
Evergy Inc.	723,586	49,877
		3,485,010
Total Common Stocks (Cost $22,431,465)		30,510,943
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 4.355% (Cost $35,926)	359,337	35,930
Total Investments (99.9%) (Cost $22,467,391)		30,546,873
Other Assets and Liabilities—Net (0.1%)		27,426
Net Assets (100%)		30,574,299
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	25	7,817	257
E-mini S&P Mid-Cap 400 Index	September 2025	70	21,879	589
				846

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Cognizant Technology Solutions Corp. Class A	8/29/25	BANA	29,642	(4.337)	—	(1,184)
United Airlines Holdings Inc.	8/29/25	BANA	7,945	(4.337)	—	(8)
					—	(1,192)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $22,431,465)	30,510,943
Affiliated Issuers (Cost $35,926)	35,930
Total Investments in Securities	30,546,873
Investment in Vanguard	783
Cash Collateral Pledged—Futures Contracts	2,530
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,400
Receivables for Investment Securities Sold	93,668
Receivables for Accrued Income	42,299
Receivables for Capital Shares Issued	7,281
Variation Margin Receivable—Futures Contracts	37
Total Assets	30,694,871
Liabilities
Due to Custodian	4
Payables for Investment Securities Purchased	29
Payables for Capital Shares Redeemed	17,796
Payables for Distributions	100,669
Payables to Vanguard	882
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,192
Total Liabilities	120,572
Net Assets	30,574,299
At June 30, 2025, net assets consisted of:

Paid-in Capital	26,765,259
Total Distributable Earnings (Loss)	3,809,040
Net Assets	30,574,299

Investor Shares—Net Assets
Applicable to 511,596 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,131
Net Asset Value Per Share—Investor Shares	$64.76

ETF Shares—Net Assets
Applicable to 108,530,757 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,848,756
Net Asset Value Per Share—ETF Shares	$164.46

Admiral™ Shares—Net Assets
Applicable to 148,979,654 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,692,412
Net Asset Value Per Share—Admiral Shares	$85.20
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends	336,812
Non-Cash Dividends	20,626
Interest[1]	500
Securities Lending—Net	1
Total Income	357,939
Expenses
The Vanguard Group—Note B
Investment Advisory Services	305
Management and Administrative—Investor Shares	30
Management and Administrative—ETF Shares	4,955
Management and Administrative—Admiral Shares	3,686
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	372
Marketing and Distribution—Admiral Shares	323
Custodian Fees	88
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	470
Shareholders’ Reports and Proxy Fees—Admiral Shares	173
Trustees’ Fees and Expenses	8
Other Expenses	11
Total Expenses	10,423
Net Investment Income	347,516
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	920,304
Futures Contracts	(357)
Swap Contracts	(6,840)
Realized Net Gain (Loss)	913,107
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(383,806)
Futures Contracts	940
Swap Contracts	2,364
Change in Unrealized Appreciation (Depreciation)	(380,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	880,121
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $421, less than $1, and ($5), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,277,510 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	347,516	625,792
Realized Net Gain (Loss)	913,107	1,352,540
Change in Unrealized Appreciation (Depreciation)	(380,502)	1,796,936
Net Increase (Decrease) in Net Assets Resulting from Operations	880,121	3,775,268
Distributions
Investor Shares	(375)	(750)
ETF Shares	(207,511)	(364,511)
Admiral Shares	(148,027)	(270,426)
Total Distributions	(355,913)	(635,687)
Capital Share Transactions
Investor Shares	(2,946)	(7,884)
ETF Shares	160,200	(735,067)
Admiral Shares	(211,254)	(624,173)
Net Increase (Decrease) from Capital Share Transactions	(54,000)	(1,367,124)
Total Increase (Decrease)	470,208	1,772,457
Net Assets
Beginning of Period	30,104,091	28,331,634
End of Period	30,574,299	30,104,091
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$63.69	$57.07	$53.27	$59.16	$46.83	$46.96
Investment Operations
Net Investment Income[1]	.696	1.226	1.202	1.129	1.006	1.048[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.089	6.664	3.830	(5.876)	12.311	(.122)
Total from Investment Operations	1.785	7.890	5.032	(4.747)	13.317	.926
Distributions
Dividends from Net Investment Income	(.715)	(1.270)	(1.232)	(1.143)	(.987)	(1.056)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.715)	(1.270)	(1.232)	(1.143)	(.987)	(1.056)
Net Asset Value, End of Period	$64.76	$63.69	$57.07	$53.27	$59.16	$46.83
Total Return[3]	2.82%	13.89%	9.62%	-8.00%	28.59%	2.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33	$36	$39	$45	$57	$43
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%[4]	0.19%[4]	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.28%	1.99%	2.24%	2.05%	1.83%	2.58%[2]
Portfolio Turnover Rate[5]	13%	19%	22%	18%	17%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.142 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$161.74	$144.93	$135.28	$150.26	$118.93	$119.27
Investment Operations
Net Investment Income[1]	1.866	3.339	3.249	3.091	2.744	2.781[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.772	16.887	9.695	(14.996)	31.258	(.310)
Total from Investment Operations	4.638	20.226	12.944	(11.905)	34.002	2.471
Distributions
Dividends from Net Investment Income	(1.918)	(3.416)	(3.294)	(3.075)	(2.672)	(2.811)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.918)	(3.416)	(3.294)	(3.075)	(2.672)	(2.811)
Net Asset Value, End of Period	$164.46	$161.74	$144.93	$135.28	$150.26	$118.93
Total Return	2.88%	14.03%	9.77%	-7.88%	28.74%	2.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,849	$17,374	$16,320	$15,995	$16,086	$11,061
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.13%	2.38%	2.22%	1.96%	2.69%[2]
Portfolio Turnover Rate[4]	13%	19%	22%	18%	17%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.362 and 0.35%, respectively, resulting from a special dividend from
NortonLifeLock Inc. in February 2020.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$83.79	$75.08	$70.08	$77.84	$61.61	$61.79
Investment Operations
Net Investment Income[1]	.965	1.727	1.677	1.586	1.413	1.438[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.438	8.753	5.030	(7.753)	16.201	(.162)
Total from Investment Operations	2.403	10.480	6.707	(6.167)	17.614	1.276
Distributions
Dividends from Net Investment Income	(.993)	(1.770)	(1.707)	(1.593)	(1.384)	(1.456)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.993)	(1.770)	(1.707)	(1.593)	(1.384)	(1.456)
Net Asset Value, End of Period	$85.20	$83.79	$75.08	$70.08	$77.84	$61.61
Total Return[3]	2.89%	14.03%	9.76%	-7.90%	28.76%	2.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,692	$12,694	$11,972	$11,740	$13,218	$10,092
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[4]	0.07%[4]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.13%	2.37%	2.19%	1.95%	2.69%[2]
Portfolio Turnover Rate[5]	13%	19%	22%	18%	17%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.187 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Mid-Cap Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $783,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	30,510,943	—	—	30,510,943
Temporary Cash Investments	35,930	—	—	35,930
Total	30,546,873	—	—	30,546,873

Derivative Financial Instruments
Assets
Futures Contracts[1]	846	—	—	846
Liabilities
Swap Contracts	—	(1,192)	—	(1,192)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,482,320
Gross Unrealized Appreciation	8,982,519
Gross Unrealized Depreciation	(918,312)
Net Unrealized Appreciation (Depreciation)	8,064,207
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $5,161,043,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $3,856,727,000 of investment securities and sold $4,125,354,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,827,282,000 and $2,598,234,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $791,050,000 and sales were $1,183,474,000, resulting in net realized loss of $216,351,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,320	21	4,148	67
Issued in Lieu of Cash Distributions	375	6	750	12
Redeemed	(4,641)	(73)	(12,782)	(210)
Net Increase (Decrease)—Investor Shares	(2,946)	(46)	(7,884)	(131)
ETF Shares
Issued	2,866,313	17,785	2,878,760	18,535
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,706,113)	(16,675)	(3,613,827)	(23,725)
Net Increase (Decrease)—ETF Shares	160,200	1,110	(735,067)	(5,190)

Mid-Cap Value Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	897,575	10,796	1,652,569	20,386
Issued in Lieu of Cash Distributions	132,989	1,579	243,339	2,973
Redeemed	(1,241,818)	(14,900)	(2,520,081)	(31,315)
Net Increase (Decrease)—Admiral Shares	(211,254)	(2,525)	(624,173)	(7,956)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q982 082025

Financial Statements
For the six-months ended June 30, 2025
Vanguard Total Stock Market Index Fund

Contents
Financial Statements	1

Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.5%)
	Linde plc	15,128,271	7,097,882
	Ecolab Inc.	8,201,072	2,209,697
	Newmont Corp.	35,791,372	2,085,205
	Air Products and Chemicals Inc.	7,158,767	2,019,202
	Freeport-McMoRan Inc.	46,214,545	2,003,401
	Fastenal Co.	36,881,722	1,549,032
	Nucor Corp.	7,421,557	961,388
	International Paper Co.	16,990,487	795,665
	International Flavors & Fragrances Inc.	8,241,272	606,146
	Steel Dynamics Inc.	4,526,313	579,413
	Reliance Inc.	1,691,037	530,817
	CF Industries Holdings Inc.	5,209,477	479,272
	LyondellBasell Industries NV Class A	8,252,992	477,518
	Avery Dennison Corp.	2,511,326	440,662
	Carpenter Technology Corp.	1,514,156	418,482
*	RBC Bearings Inc.	1,013,148	389,859
	Royal Gold Inc.	2,122,916	377,539
	Mosaic Co.	10,212,163	372,540
	Mueller Industries Inc.	3,554,434	282,471
	Eastman Chemical Co.	3,709,029	276,916
	Alcoa Corp.	8,341,761	246,165
	Albemarle Corp.	3,802,997	238,334
	Celanese Corp.	3,521,206	194,828
	UFP Industries Inc.	1,848,080	183,625
	NewMarket Corp.	256,990	177,544
	Commercial Metals Co.	3,622,953	177,199
*	Coeur Mining Inc.	19,555,026	173,258
	Element Solutions Inc.	7,391,749	167,423
	Balchem Corp.	1,049,544	167,087
	FMC Corp.	3,826,627	159,762
	Timken Co.	2,024,165	146,853
	Hexcel Corp.	2,561,931	144,723
*,1	MP Materials Corp.	4,207,252	139,975
	Sensient Technologies Corp.	1,373,771	135,344
	Cabot Corp.	1,701,082	127,581
*	Cleveland-Cliffs Inc.	15,980,384	121,451
	Hecla Mining Co.	19,415,142	116,297
	Avient Corp.	2,941,758	95,048
*	Uranium Energy Corp.	13,670,863	92,962
	Scotts Miracle-Gro Co.	1,390,555	91,721
	Hawkins Inc.	606,307	86,156
	Westlake Corp.	1,025,923	77,898
	Olin Corp.	3,733,081	74,998
	Ashland Inc.	1,453,535	73,084
	Innospec Inc.	804,242	67,629
*	Perimeter Solutions Inc.	4,568,472	63,593
	Minerals Technologies Inc.	1,035,502	57,025
	Sylvamo Corp.	1,118,725	56,048
	Huntsman Corp.	5,322,707	55,463
	Chemours Co.	4,826,138	55,259
	Quaker Chemical Corp.	457,184	51,177
*	Ingevity Corp.	1,180,462	50,866
	Materion Corp.	637,290	50,582
	Kaiser Aluminum Corp.	498,449	39,826
	Stepan Co.	692,318	37,787
	Worthington Steel Inc.	1,231,032	36,722
*,1	Energy Fuels Inc.	6,171,281	35,485
*	Century Aluminum Co.	1,671,675	30,124
*	Ecovyst Inc.	3,361,916	27,669
*	Compass Minerals International Inc.	1,330,650	26,733
1

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Ivanhoe Electric Inc.	2,690,384	24,402
	Radius Recycling Inc.	814,503	24,183
	Koppers Holdings Inc.	613,538	19,725
	AdvanSix Inc.	815,531	19,369
	Tronox Holdings plc	3,762,903	19,078
	Ryerson Holding Corp.	868,247	18,728
*	Metallus Inc.	1,055,270	16,262
*	Magnera Corp.	1,135,050	13,711
*	Clearwater Paper Corp.	500,842	13,643
*	Intrepid Potash Inc.	378,431	13,521
*,1	ASP Isotopes Inc.	1,756,943	12,931
*	LSB Industries Inc.	1,593,849	12,432
*	NWPX Infrastructure Inc.	298,954	12,260
*,1	Ur-Energy Inc.	10,853,553	11,396
	Mativ Holdings Inc.	1,624,405	11,078
	Olympic Steel Inc.	316,854	10,326
*	Dakota Gold Corp.	2,730,030	10,074
*	Rayonier Advanced Materials Inc.	2,027,677	7,807
*	Tredegar Corp.	806,119	7,094
*,1	GrafTech International Ltd.	7,143,691	6,948
*,1	United States Antimony Corp.	2,610,576	5,691
*	Perma-Pipe International Holdings Inc.	215,853	4,937
*,1	Contango ORE Inc.	250,691	4,883
*,1	Idaho Strategic Resources Inc.	370,927	4,852
*,1	American Battery Technology Co.	2,578,496	4,177
*,1	NioCorp Developments Ltd.	1,690,552	3,939
*,1	US Gold Corp.	311,972	3,806
*,1	Piedmont Lithium Inc.	642,101	3,737
	Friedman Industries Inc.	206,582	3,421
*	Ascent Industries Co.	270,803	3,415
	FutureFuel Corp.	827,344	3,210
*	American Vanguard Corp.	816,830	3,202
	Omega Flex Inc.	93,038	3,013
*,1	NN Inc.	1,417,702	2,977
*,1	Comstock Inc.	699,871	2,653
*	Alto Ingredients Inc.	2,286,976	2,630
*	Unifi Inc.	483,220	2,522
*	Gold Resource Corp.	3,723,545	2,271
	Northern Technologies International Corp.	303,498	2,249
*,1	Solesence Inc.	503,442	2,195
*	Hycroft Mining Holding Corp. Class A	617,433	1,933
*,1	Origin Materials Inc.	3,376,460	1,632
*	Culp Inc.	342,414	1,346
	Flexible Solutions International Inc.	277,169	1,344
*,1	Ampco-Pittsburgh Corp.	436,953	1,293
*,1	LanzaTech Global Inc.	4,315,514	1,170
*	CPS Technologies Corp.	412,694	1,143
*	Westwater Resources Inc.	1,414,240	850
*	Paramount Gold Nevada Corp.	1,244,020	763
	United-Guardian Inc.	92,236	734
*	TechPrecision Corp.	135,185	504
	Chicago Rivet & Machine Co.	28,369	347
*,1	5E Advanced Materials Inc.	65,150	229
*,1,2	American Infrastructure Corp.	373,321	2
*,1,2	ReElement Technologies Corp.	696,874	—
			28,472,449
Consumer Discretionary (14.6%)
*	Amazon.com Inc.	307,186,918	67,393,738
*	Tesla Inc.	88,023,471	27,961,536
*	Netflix Inc.	13,682,519	18,322,672
	Costco Wholesale Corp.	14,263,652	14,120,160
	Walmart Inc.	141,478,679	13,833,785
	Home Depot Inc.	31,978,117	11,724,457
	Walt Disney Co.	57,793,969	7,167,030
	McDonald's Corp.	22,985,381	6,715,639
*	Uber Technologies Inc.	67,235,712	6,273,092
	Booking Holdings Inc.	1,046,024	6,055,684
	TJX Cos. Inc.	35,879,595	4,430,771
	Lowe's Cos. Inc.	17,990,032	3,991,448
2

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Starbucks Corp.	36,534,228	3,347,631
	NIKE Inc. Class B	37,881,365	2,691,092
*	O'Reilly Automotive Inc.	27,485,628	2,477,280
	Royal Caribbean Cruises Ltd.	7,859,224	2,461,037
*	Chipotle Mexican Grill Inc.	43,321,567	2,432,506
	Hilton Worldwide Holdings Inc.	7,641,386	2,035,207
*	ROBLOX Corp. Class A	19,255,266	2,025,654
*	AutoZone Inc.	537,799	1,996,434
	Marriott International Inc. Class A	7,043,873	1,924,457
*	Airbnb Inc. Class A	12,532,879	1,658,601
*	Flutter Entertainment plc	5,683,188	1,624,028
	General Motors Co.	30,902,738	1,520,724
	Target Corp.	14,616,258	1,441,894
*	Carvana Co.	4,126,084	1,390,325
*	Copart Inc.	27,948,179	1,371,417
	Ross Stores Inc.	10,574,563	1,349,103
*	Take-Two Interactive Software Inc.	5,534,540	1,344,063
	Ford Motor Co.	123,849,594	1,343,768
	Yum! Brands Inc.	8,933,118	1,323,709
	Electronic Arts Inc.	8,060,493	1,287,261
	DR Horton Inc.	8,895,262	1,146,777
	eBay Inc.	14,827,541	1,104,059
	Garmin Ltd.	5,259,207	1,097,702
*	Trade Desk Inc. Class A	14,416,850	1,037,869
	Delta Air Lines Inc.	20,995,066	1,032,537
*	Carnival Corp.	33,756,739	949,240
	Tractor Supply Co.	17,052,678	899,870
*	United Airlines Holdings Inc.	10,534,843	838,890
*	Lululemon Athletica Inc.	3,514,675	835,016
*	Warner Bros Discovery Inc.	71,719,122	821,901
	Darden Restaurants Inc.	3,762,229	820,053
	Dollar General Corp.	7,084,763	810,355
*	Live Nation Entertainment Inc.	5,263,663	796,287
	Lennar Corp. Class A	6,679,321	738,800
*	Liberty Media Corp.-Liberty Formula One Class C	6,710,916	701,291
*	Ulta Beauty Inc.	1,452,296	679,413
	PulteGroup Inc.	6,436,724	678,817
	Expedia Group Inc.	3,908,520	659,289
*	NVR Inc.	89,224	658,978
*	DraftKings Inc. Class A	15,182,729	651,187
	Williams-Sonoma Inc.	3,958,052	646,627
*	Dollar Tree Inc.	6,430,951	636,921
	RB Global Inc.	5,952,644	632,111
	Southwest Airlines Co.	18,324,377	594,443
	Tapestry Inc.	6,672,009	585,869
	Estee Lauder Cos. Inc. Class A	6,786,819	548,375
	Genuine Parts Co.	4,468,228	542,041
	Rollins Inc.	9,359,120	528,042
*	Deckers Outdoor Corp.	4,803,679	495,115
*	Duolingo Inc. Class A	1,199,512	491,824
*	Aptiv plc	6,996,501	477,301
*	Burlington Stores Inc.	2,027,790	471,745
*	BJ's Wholesale Club Holdings Inc.	4,255,082	458,826
	Omnicom Group Inc.	6,263,337	450,584
	Las Vegas Sands Corp.	10,246,787	445,838
	Domino's Pizza Inc.	987,625	445,024
	Somnigroup International Inc.	6,366,192	433,219
	Best Buy Co. Inc.	6,124,563	411,142
	News Corp. Class A	13,831,633	411,076
	Texas Roadhouse Inc. Class A	2,128,203	398,847
	TKO Group Holdings Inc. Class A	2,107,558	383,470
*	Rivian Automotive Inc. Class A	27,582,239	378,980
	Fox Corp. Class A	6,553,740	367,272
	Toll Brothers Inc.	3,180,929	363,039
	Service Corp. International	4,349,501	354,049
	Aramark	8,423,645	352,698
	Dick's Sporting Goods Inc.	1,725,354	341,292
	Pool Corp.	1,151,256	335,568
*	CarMax Inc.	4,893,913	328,920
	Ralph Lauren Corp.	1,174,273	322,080
3

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	GameStop Corp. Class A	12,966,548	316,254
	Hasbro Inc.	4,263,610	314,740
	LKQ Corp.	8,264,988	305,887
	Wingstop Inc.	897,776	302,317
*	Planet Fitness Inc. Class A	2,701,544	294,603
*	Norwegian Cruise Line Holdings Ltd.	14,348,546	290,989
	Interpublic Group of Cos. Inc.	11,856,199	290,240
	Lithia Motors Inc. Class A	834,209	281,812
	New York Times Co. Class A	4,955,703	277,420
*	Chewy Inc. Class A	6,351,939	270,720
*	Cava Group Inc.	3,166,200	266,689
*	Dutch Bros Inc. Class A	3,877,816	265,126
*	Skechers USA Inc. Class A	4,179,164	263,705
*	Floor & Decor Holdings Inc. Class A	3,458,187	262,684
*	Light & Wonder Inc.	2,717,841	261,619
*	Ollie's Bargain Outlet Holdings Inc.	1,972,841	259,981
*	Brinker International Inc.	1,356,440	244,607
*	American Airlines Group Inc.	21,211,375	237,992
	Wynn Resorts Ltd.	2,524,214	236,443
	H&R Block Inc.	4,300,517	236,055
	BorgWarner Inc.	7,048,609	235,987
	Murphy USA Inc.	571,048	232,302
*	Five Below Inc.	1,766,628	231,746
*	Bright Horizons Family Solutions Inc.	1,845,583	228,096
[1]	Paramount Global Class B	17,438,304	224,954
*	AutoNation Inc.	1,087,009	215,934
*	elf Beauty Inc.	1,721,454	214,218
	Churchill Downs Inc.	2,089,607	211,050
*	MGM Resorts International	6,116,096	210,333
	Bath & Body Works Inc.	6,832,008	204,687
*	Mattel Inc.	10,379,622	204,686
	Wyndham Hotels & Resorts Inc.	2,453,874	199,279
*	Alaska Air Group Inc.	3,906,486	193,293
*	Stride Inc.	1,329,457	193,024
	Vail Resorts Inc.	1,202,011	188,872
*	Taylor Morrison Home Corp. Class A	3,039,133	186,664
*	Lyft Inc. Class A	11,825,851	186,375
	Group 1 Automotive Inc.	415,159	181,304
[1]	Whirlpool Corp.	1,783,716	180,904
*	Caesars Entertainment Inc.	6,371,066	180,875
	Hyatt Hotels Corp. Class A	1,273,742	177,878
*	SiteOne Landscape Supply Inc.	1,448,445	175,175
	Fox Corp. Class B	3,382,179	174,622
*	Crocs Inc.	1,710,408	173,230
*	Grand Canyon Education Inc.	913,811	172,710
*	Shake Shack Inc. Class A	1,224,427	172,154
	Gap Inc.	7,874,098	171,734
	U-Haul Holding Co. (XNYS)	3,119,335	169,598
	Lear Corp.	1,730,693	164,381
*	Wayfair Inc. Class A	3,184,564	162,859
*	Etsy Inc.	3,193,913	160,207
	Nexstar Media Group Inc. Class A	914,515	158,165
	Gentex Corp.	7,160,281	157,455
*	Valvoline Inc.	4,093,590	155,024
*	Asbury Automotive Group Inc.	632,140	150,791
*	Urban Outfitters Inc.	2,070,210	150,173
*	Boot Barn Holdings Inc.	986,160	149,896
	Meritage Homes Corp.	2,203,311	147,556
	VF Corp.	12,553,415	147,503
[1]	Thor Industries Inc.	1,637,027	145,384
	Boyd Gaming Corp.	1,810,502	141,636
*	Adtalem Global Education Inc.	1,100,914	140,069
*	Frontdoor Inc.	2,354,791	138,791
[1]	Sirius XM Holdings Inc.	5,983,806	137,448
*	Life Time Group Holdings Inc.	4,244,931	128,749
*	Liberty Media Corp.-Liberty Live Class C	1,580,518	128,275
*	SkyWest Inc.	1,237,527	127,428
	Warner Music Group Corp. Class A	4,441,952	120,999
*	Abercrombie & Fitch Co. Class A	1,456,440	120,666
*	Madison Square Garden Sports Corp.	565,247	118,108
4

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Kontoor Brands Inc.	1,777,327	117,250
*	Champion Homes Inc.	1,845,701	115,559
	Lennar Corp. Class B	1,090,413	114,766
*	Cavco Industries Inc.	258,576	112,333
[1]	Cinemark Holdings Inc.	3,551,775	107,193
	PVH Corp.	1,540,383	105,670
	Travel + Leisure Co.	2,042,696	105,424
	KB Home	1,977,532	104,750
[1]	Choice Hotels International Inc.	819,997	104,041
*	Dorman Products Inc.	838,960	102,915
	Signet Jewelers Ltd.	1,272,111	101,196
	Macy's Inc.	8,472,454	98,789
*	Laureate Education Inc.	4,101,931	95,903
	Academy Sports & Outdoors Inc.	2,139,813	95,885
	Graham Holdings Co. Class B	97,731	92,470
*	M/I Homes Inc.	824,203	92,410
	Penske Automotive Group Inc.	534,413	91,818
	Rush Enterprises Inc. Class A	1,767,156	91,026
*	RH	480,447	90,809
[1]	Cheesecake Factory Inc.	1,429,398	89,566
[1]	Advance Auto Parts Inc.	1,925,727	89,527
	PriceSmart Inc.	851,885	89,482
*	Tri Pointe Homes Inc.	2,784,296	88,958
*	Six Flags Entertainment Corp.	2,906,640	88,449
*	Penn Entertainment Inc.	4,904,456	87,643
	TEGNA Inc.	5,190,695	86,996
*,1	Avis Budget Group Inc.	514,218	86,929
*	Hilton Grand Vacations Inc.	2,083,669	86,535
	Red Rock Resorts Inc. Class A	1,654,835	86,101
*	Goodyear Tire & Rubber Co.	8,299,444	86,065
*	OPENLANE Inc.	3,500,389	85,585
*	YETI Holdings Inc.	2,682,727	84,560
*	Peloton Interactive Inc. Class A	12,073,366	83,789
*	ACV Auctions Inc. Class A	5,162,858	83,742
*,1	Lucid Group Inc. Class A	39,121,073	82,545
*	Visteon Corp.	884,225	82,498
	Harley-Davidson Inc.	3,473,565	81,976
*,1	QuantumScape Corp. Class A	12,191,861	81,929
*	Liberty Media Corp.-Liberty Formula One Class A	819,217	77,793
	Interparfums Inc.	575,789	75,607
*	Foot Locker Inc.	3,068,447	75,177
	Marriott Vacations Worldwide Corp.	1,009,894	73,025
	Newell Brands Inc.	13,490,026	72,846
	Dana Inc.	4,211,114	72,221
	LCI Industries	783,084	71,409
	HNI Corp.	1,443,098	70,972
	Polaris Inc.	1,721,119	69,963
	News Corp. Class B	1,985,527	68,123
*	Capri Holdings Ltd.	3,629,616	64,244
*	Green Brick Partners Inc.	1,006,173	63,268
	Worthington Enterprises Inc.	963,326	61,306
[1]	Acushnet Holdings Corp.	837,950	61,020
*	Atlanta Braves Holdings Inc. Class C	1,289,723	60,320
	Perdoceo Education Corp.	1,842,575	60,234
	Strategic Education Inc.	699,011	59,507
	Wendy's Co.	5,159,978	58,927
*	National Vision Holdings Inc.	2,552,438	58,732
	Levi Strauss & Co. Class A	3,023,422	55,903
	John Wiley & Sons Inc. Class A	1,219,826	54,441
*	Arlo Technologies Inc.	3,203,083	54,324
*	Universal Technical Institute Inc.	1,582,447	53,629
	Phinia Inc.	1,200,801	53,424
*	Coty Inc. Class A	11,375,165	52,895
	Steven Madden Ltd.	2,203,735	52,846
*	Central Garden & Pet Co. Class A	1,647,783	51,559
	Century Communities Inc.	901,086	50,749
*	Madison Square Garden Entertainment Corp. Class A	1,262,383	50,457
	La-Z-Boy Inc.	1,347,281	50,078
	Papa John's International Inc.	1,019,292	49,884
*	Hanesbrands Inc.	10,821,776	49,564
5

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty Live Class A	618,734	49,177
	Columbia Sportswear Co.	796,065	48,624
	American Eagle Outfitters Inc.	5,033,999	48,427
*	Knowles Corp.	2,725,665	48,026
*	Victoria's Secret & Co.	2,532,000	46,893
*	Lionsgate Studios Corp.	8,062,718	46,844
*	TripAdvisor Inc.	3,525,806	46,012
*	Sweetgreen Inc. Class A	3,046,763	45,336
	Buckle Inc.	977,805	44,343
	Wolverine World Wide Inc.	2,433,947	44,006
[1]	Cracker Barrel Old Country Store Inc.	719,142	43,925
*,1	AMC Entertainment Holdings Inc. Class A	13,877,968	43,022
	MillerKnoll Inc.	2,203,739	42,797
*	Rush Street Interactive Inc.	2,813,676	41,924
*,1	United Parks & Resorts Inc.	879,237	41,456
[1]	Dillard's Inc. Class A	96,601	40,363
	Upbound Group Inc.	1,602,988	40,235
*	JetBlue Airways Corp.	9,365,729	39,617
*	Sonos Inc.	3,630,985	39,251
	Winmark Corp.	102,420	38,675
*	Everi Holdings Inc.	2,627,536	37,416
*	Sabre Corp.	11,830,765	37,385
	Interface Inc. Class A	1,778,047	37,215
	PROG Holdings Inc.	1,256,567	36,880
	Leggett & Platt Inc.	4,132,184	36,859
*,1	Sphere Entertainment Co.	873,283	36,503
	Monarch Casino & Resort Inc.	409,379	35,387
	Sonic Automotive Inc. Class A	418,168	33,424
*	LGI Homes Inc.	646,537	33,310
	Carter's Inc.	1,090,673	32,862
*	Under Armour Inc. Class C	5,025,475	32,615
*	Driven Brands Holdings Inc.	1,830,006	32,135
	Camping World Holdings Inc. Class A	1,857,336	31,928
*	Under Armour Inc. Class A	4,670,554	31,900
*	Coursera Inc.	3,582,561	31,383
*	Fox Factory Holding Corp.	1,196,925	31,048
*	BJ's Restaurants Inc.	693,530	30,931
*	Topgolf Callaway Brands Corp.	3,837,440	30,891
*	Sally Beauty Holdings Inc.	3,274,397	30,321
	Steelcase Inc. Class A	2,745,852	28,639
[1]	Kohl's Corp.	3,367,103	28,553
*,1	Hertz Global Holdings Inc.	4,080,238	27,868
*	QuinStreet Inc.	1,713,264	27,584
*,1	Dave & Buster's Entertainment Inc.	880,101	26,473
*	G-III Apparel Group Ltd.	1,177,022	26,365
*	Integral Ad Science Holding Corp.	3,134,573	26,048
*	Revolve Group Inc. Class A	1,297,474	26,014
*	Global Business Travel Group I	4,060,801	25,583
	Winnebago Industries Inc.	879,109	25,494
*,1	XPEL Inc.	706,166	25,351
*	Gentherm Inc.	868,125	24,559
*	Allegiant Travel Co.	441,921	24,284
*	Cars.com Inc.	1,974,034	23,392
*,1	Dream Finders Homes Inc. Class A	919,803	23,115
*	Accel Entertainment Inc. Class A	1,918,380	22,579
	Matthews International Corp. Class A	939,786	22,470
*	ThredUp Inc. Class A	2,978,278	22,307
	Standard Motor Products Inc.	708,793	21,774
*,1	Portillo's Inc. Class A	1,861,244	21,721
*	Udemy Inc.	3,076,151	21,625
	Ethan Allen Interiors Inc.	775,944	21,610
*	Beazer Homes USA Inc.	951,418	21,283
*	Pursuit Attractions & Hospitality Inc.	733,120	21,136
	Build-A-Bear Workshop Inc.	409,364	21,107
*	Helen of Troy Ltd.	734,925	20,857
	Bloomin' Brands Inc.	2,389,722	20,576
	Rush Enterprises Inc. Class B	391,203	20,530
*	Sun Country Airlines Holdings Inc.	1,742,136	20,470
*	First Watch Restaurant Group Inc.	1,257,176	20,165
	Golden Entertainment Inc.	679,520	19,998
6

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Lincoln Educational Services Corp.	843,910	19,452
	Carriage Services Inc. Class A	425,180	19,448
	Sturm Ruger & Co. Inc.	538,003	19,314
*	Malibu Boats Inc. Class A	611,155	19,154
*	Mister Car Wash Inc.	3,135,605	18,845
	Oxford Industries Inc.	464,558	18,698
*,1	U-Haul Holding Co.	304,015	18,411
*	Daily Journal Corp.	43,565	18,395
*	ODP Corp.	953,589	17,289
*,1	Kura Sushi USA Inc. Class A	190,225	16,375
*,1	Red Cat Holdings Inc.	2,220,934	16,168
*	Gannett Co. Inc.	4,493,508	16,087
*	Thryv Holdings Inc.	1,322,441	16,081
*	MarineMax Inc.	635,096	15,966
*	Stagwell Inc. Class A	3,544,822	15,952
	Sinclair Inc.	1,145,115	15,826
*	Figs Inc. Class A	2,805,909	15,825
*	PlayAGS Inc.	1,218,411	15,218
*	Hovnanian Enterprises Inc. Class A	142,633	14,912
*	American Axle & Manufacturing Holdings Inc.	3,585,234	14,628
*	Corsair Gaming Inc.	1,519,786	14,332
*	Arhaus Inc. Class A	1,630,300	14,135
*	Lindblad Expeditions Holdings Inc.	1,201,420	14,021
*	Liquidity Services Inc.	594,364	14,021
*	American Public Education Inc.	452,628	13,787
	Monro Inc.	913,249	13,617
	A-Mark Precious Metals Inc.	598,737	13,280
	Scholastic Corp.	630,986	13,238
	Caleres Inc.	1,070,432	13,081
[1]	Guess? Inc.	1,077,660	13,029
*,1	RealReal Inc.	2,691,204	12,891
*	Savers Value Village Inc.	1,246,437	12,714
*,1	Eastman Kodak Co.	2,242,638	12,671
	Gray Media Inc.	2,793,812	12,656
	Marcus Corp.	735,658	12,403
*	America's Car-Mart Inc.	218,504	12,245
*	Boston Omaha Corp. Class A	854,253	11,994
	Global Industrial Co.	431,344	11,651
	Smith & Wesson Brands Inc.	1,341,698	11,646
*,1	Clear Channel Outdoor Holdings Inc.	9,778,203	11,441
*	Cooper-Standard Holdings Inc.	528,369	11,360
*	Stitch Fix Inc. Class A	3,047,439	11,276
	Dine Brands Global Inc.	454,348	11,054
*,1	Beyond Inc.	1,578,093	10,857
*	KinderCare Learning Cos. Inc.	1,072,077	10,828
	National CineMedia Inc.	2,233,699	10,822
*,1	Atlanta Braves Holdings Inc. Class A	216,155	10,637
[1]	Jack in the Box Inc.	601,976	10,511
	Shoe Carnival Inc.	559,480	10,468
*	Clean Energy Fuels Corp.	5,274,154	10,285
*	Potbelly Corp.	832,674	10,200
*,1	Frontier Group Holdings Inc.	2,743,342	9,958
[1]	Cricut Inc. Class A	1,465,028	9,918
*,1	Venu Holding Corp.	832,452	9,815
	RCI Hospitality Holdings Inc.	256,985	9,796
*	MasterCraft Boat Holdings Inc.	521,750	9,694
*	Strattec Security Corp.	145,120	9,028
*	El Pollo Loco Holdings Inc.	792,945	8,730
	Haverty Furniture Cos. Inc.	420,411	8,555
*,1	Ondas Holdings Inc.	4,273,428	8,205
[1]	Krispy Kreme Inc.	2,794,915	8,133
	Nathan's Famous Inc.	73,258	8,101
*	Lovesac Co.	439,573	8,000
	Arko Corp.	1,801,796	7,622
	Movado Group Inc.	469,555	7,161
*	Latham Group Inc.	1,092,296	6,969
	Weyco Group Inc.	208,993	6,930
*	Genesco Inc.	348,093	6,854
	Starz Entertainment Corp.	422,390	6,788
*	Turtle Beach Corp.	489,919	6,776
7

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Zumiez Inc.	510,789	6,773
*	Petco Health & Wellness Co. Inc. Class A	2,379,532	6,734
*	Motorcar Parts of America Inc.	588,822	6,595
*	EW Scripps Co. Class A	2,202,640	6,476
*	Biglari Holdings Inc. Class B	22,111	6,461
*,1	Barnes & Noble Education Inc.	530,826	6,248
*,1	Denny's Corp.	1,496,568	6,136
*	Central Garden & Pet Co.	172,970	6,085
*,1	iHeartMedia Inc. Class A	3,366,849	5,926
*	Citi Trends Inc.	175,845	5,871
*	Stoneridge Inc.	824,834	5,807
*	Smith Douglas Homes Corp. Class A	297,310	5,774
*	Xponential Fitness Inc. Class A	762,526	5,711
*,1	SES AI Corp. Class A	6,401,899	5,687
*	Kewaunee Scientific Corp.	96,393	5,658
*	AMC Networks Inc. Class A	900,255	5,645
*,1	Unusual Machines Inc.	657,535	5,635
	CuriosityStream Inc.	986,623	5,555
*,1	Vuzix Corp.	1,888,919	5,516
	JAKKS Pacific Inc.	259,971	5,402
*,1	Faraday Future Intelligent Electric Inc. Class A	3,174,640	5,333
*	European Wax Center Inc. Class A	944,262	5,316
	Rocky Brands Inc.	231,780	5,143
	Flexsteel Industries Inc.	141,934	5,114
*	American Outdoor Brands Inc.	477,385	4,989
*	Tile Shop Holdings Inc.	771,927	4,909
[1]	Bassett Furniture Industries Inc.	317,683	4,829
*	Funko Inc. Class A	1,010,491	4,810
*,1	OneWater Marine Inc. Class A	351,414	4,705
	Hamilton Beach Brands Holding Co. Class A	262,475	4,696
*,1	Sleep Number Corp.	666,153	4,500
	Superior Group of Cos. Inc.	436,143	4,492
	Hooker Furnishings Corp.	411,372	4,352
	Escalade Inc.	309,500	4,327
	Johnson Outdoors Inc. Class A	142,367	4,309
	Entravision Communications Corp. Class A	1,854,105	4,302
*,1	Bally's Corp.	442,392	4,238
*	Legacy Housing Corp.	180,061	4,080
	Paramount Global Class A	174,326	4,001
*	Sportsman's Warehouse Holdings Inc.	1,116,772	3,853
[1]	Lakeland Industries Inc.	278,388	3,789
*,1	Full House Resorts Inc.	1,033,257	3,782
*	Lands' End Inc.	352,814	3,779
*,1	Holley Inc.	1,889,165	3,778
*,1	Chegg Inc.	3,118,650	3,774
*	Playstudios Inc.	2,755,380	3,610
*	BARK Inc.	4,087,118	3,595
*,1	Outdoor Holding Co.	2,806,875	3,593
	Virco Manufacturing Corp.	437,246	3,489
*	Teads Holding Co.	1,346,128	3,338
*,1	ONE Group Hospitality Inc.	823,550	3,335
[1]	J. Jill Inc.	222,353	3,255
[1]	Designer Brands Inc. Class A	1,339,813	3,189
*	Travelzoo	249,980	3,182
	Clarus Corp.	899,792	3,122
*	Traeger Inc.	1,767,570	3,023
	Townsquare Media Inc. Class A	375,809	2,973
*,1	GoPro Inc. Class A	3,817,000	2,891
*,1	Nerdy Inc.	1,772,138	2,889
*,1	iRobot Corp.	903,929	2,829
	Marine Products Corp.	326,201	2,776
*,1	Red Robin Gourmet Burgers Inc.	475,348	2,752
*	Biglari Holdings Inc. Class A	1,924	2,694
*,1	Blink Charging Co.	2,865,298	2,693
[1]	Lucky Strike Entertainment Corp.	280,020	2,557
*	Universal Electronics Inc.	378,720	2,507
*,1	Torrid Holdings Inc.	812,415	2,397
*	Century Casinos Inc.	1,077,016	2,278
*,1	Cardlytics Inc.	1,382,961	2,275
*	Fossil Group Inc.	1,471,211	2,177
8

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Luminar Technologies Inc. Class A	749,093	2,150
[1]	Lifetime Brands Inc.	412,426	2,103
*	Envela Corp.	323,754	1,981
*	Gaia Inc. Class A	441,899	1,940
*	Cineverse Corp. Class A	400,503	1,914
*,1	Wheels Up Experience Inc.	1,760,087	1,883
*	Destination XL Group Inc.	1,634,109	1,814
[1]	Saga Communications Inc. Class A	134,076	1,743
[1]	CompX International Inc.	64,007	1,701
*	Vera Bradley Inc.	762,128	1,684
*,1	LiveOne Inc.	2,197,979	1,659
*,1	Allbirds Inc. Class A	153,995	1,637
*	Leslie's Inc.	3,697,393	1,553
	Cato Corp. Class A	548,521	1,541
	NL Industries Inc.	234,055	1,498
*,1	Surf Air Mobility Inc.	396,737	1,464
*	Marchex Inc. Class B	668,193	1,443
*	CarParts.com Inc.	1,730,090	1,280
*,1	Purple Innovation Inc. Class A	1,645,889	1,200
*,1	Owlet Inc. Class A	134,365	1,129
*	Mesa Air Group Inc.	1,175,804	1,094
*	Noodles & Co. Class A	1,507,750	1,075
*	IZEA Worldwide Inc.	416,877	1,051
*	Duluth Holdings Inc. Class B	488,310	1,025
*,1	RumbleON Inc. Class B	441,826	1,021
*,1	Tilly's Inc. Class A	738,888	1,020
*	Lee Enterprises Inc.	158,706	1,008
*,1	Children's Place Inc.	222,376	985
*	Big 5 Sporting Goods Corp.	687,266	976
	Crown Crafts Inc.	320,259	919
*,1	MNTN Inc. Class A	41,520	908
*	Kartoon Studios Inc.	1,183,703	879
*	Spruce Power Holding Corp.	432,459	874
*,1	1-800-Flowers.com Inc. Class A	176,297	867
*	United Homes Group Inc. Class A	292,223	847
*,1	Sonder Holdings Inc.	305,169	824
*,1	Grove Collaborative Holdings Class A	698,126	803
*,1	Live Ventures Inc.	45,160	785
*,1	Legacy Education Inc.	69,397	776
*	Harte Hanks Inc.	194,041	772
*,1	Koss Corp.	146,270	746
*	Reading International Inc. Class A	508,467	681
*	Good Times Restaurants Inc.	350,945	628
*	DallasNews Corp.	143,687	618
*,1	QVC Group Inc.	214,022	589
*	Ark Restaurants Corp.	58,667	535
*	Brilliant Earth Group Inc. Class A	381,195	522
[1]	Flanigan's Enterprises Inc.	14,768	513
*	FlexShopper Inc.	425,184	510
	GEN Restaurant Group Inc. Class A	130,100	507
*	Allied Gaming & Entertainment Inc.	188,817	489
*,1	Focus Universal Inc.	118,704	486
*,1	Kirkland's Inc.	436,447	471
*	Urban One Inc.	708,677	447
	Jerash Holdings US Inc.	135,468	443
[1]	FAT Brands Inc. Class A	182,141	434
*,1	Fluent Inc.	185,048	370
*	SPAR Group Inc.	369,200	354
*,1	Aterian Inc.	199,372	331
	Tandy Leather Factory Inc.	106,253	329
*,1	Rent the Runway Inc. Class A	64,661	327
*	Rave Restaurant Group Inc.	93,224	256
*	Inspirato Inc. Class A	66,001	226
*,2	Luby's Inc.	449,752	225
*,1	Lulu's Fashion Lounge Holdings Inc.	632,289	190
*	GameSquare Holdings Inc.	212,162	184
*	Dolphin Entertainment Inc.	134,883	155
*,1	Stran & Co. Inc.	106,424	154
*	PodcastOne Inc.	60,500	147
*	Urban One Inc. Class A	41,162	67
9

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Beasley Broadcast Group Inc. Class A	15,832	66
*	flyExclusive Inc.	26,224	51
*,1	Lazydays Holdings Inc.	194,354	47
	FAT Brands Inc. Class B	17,809	45
*	Educational Development Corp.	32,911	44
*	Snail Inc. Class A	31,578	43
*,2	SRAX Inc.	590,641	41
*	Yunhong Green CTI Ltd.	21,935	18
	Royalty Management Holding Corp.	9,765	13
*	AXIL Brands Inc.	2,029	11
	Gray Media Inc. Class A	270	3
			278,771,091
Consumer Staples (4.0%)
	Procter & Gamble Co.	75,382,812	12,009,990
	Philip Morris International Inc.	50,057,588	9,116,989
	Coca-Cola Co.	110,686,751	7,831,088
	PepsiCo Inc.	44,065,171	5,818,365
	Altria Group Inc.	54,148,019	3,174,698
	McKesson Corp.	4,019,934	2,945,727
	Mondelez International Inc. Class A	41,635,196	2,807,878
	CVS Health Corp.	40,672,906	2,805,617
	Colgate-Palmolive Co.	26,054,482	2,368,352
	Cencora Inc.	5,908,964	1,771,803
	Corteva Inc.	21,959,729	1,636,659
	Kroger Co.	19,285,939	1,383,380
*	Monster Beverage Corp.	21,958,323	1,375,469
	Kimberly-Clark Corp.	10,660,284	1,374,324
	Keurig Dr Pepper Inc.	41,460,358	1,370,679
	Kenvue Inc.	61,717,317	1,291,743
	Sysco Corp.	15,594,259	1,181,109
	General Mills Inc.	17,648,730	914,381
	Archer-Daniels-Midland Co.	15,445,170	815,196
	Hershey Co.	4,762,463	790,331
	Church & Dwight Co. Inc.	7,918,295	761,027
	Constellation Brands Inc. Class A	4,575,815	744,394
	Kellanova	8,888,175	706,877
	Kraft Heinz Co.	26,641,168	687,875
	McCormick & Co. Inc. (Non-Voting)	8,141,562	617,293
	Casey's General Stores Inc.	1,194,199	609,364
*	US Foods Holding Corp.	7,421,184	571,505
*	Sprouts Farmers Market Inc.	3,151,110	518,799
	Tyson Foods Inc. Class A	9,169,630	512,949
	Clorox Co.	3,957,398	475,165
*	Performance Food Group Co.	5,029,921	439,967
	Bunge Global SA	4,316,938	346,564
	J M Smucker Co.	3,257,101	319,847
	Conagra Brands Inc.	15,403,089	315,301
	Hormel Foods Corp.	9,759,814	295,234
	Ingredion Inc.	2,066,100	280,205
*	Celsius Holdings Inc.	5,816,296	269,818
	Molson Coors Beverage Co. Class B	5,488,559	263,945
	Walgreens Boots Alliance Inc.	22,303,034	256,039
	Brown-Forman Corp. Class B	9,289,867	249,990
	Albertsons Cos. Inc. Class A	11,023,720	237,120
*	BellRing Brands Inc.	4,060,234	235,209
	Lamb Weston Holdings Inc.	4,527,856	234,769
	Primo Brands Corp. Class A	7,793,523	230,844
	Campbell's Co.	6,251,221	191,600
*	Darling Ingredients Inc.	4,840,406	183,645
	Coca-Cola Consolidated Inc.	1,615,296	180,348
*	Post Holdings Inc.	1,603,572	174,837
	Cal-Maine Foods Inc.	1,325,222	132,032
	Lancaster Colony Corp.	621,574	107,389
*	Freshpet Inc.	1,572,432	106,863
	WD-40 Co.	437,139	99,707
	Flowers Foods Inc.	6,141,275	98,138
*	Simply Good Foods Co.	2,940,979	92,906
*	Chefs' Warehouse Inc.	1,156,064	73,768
	J & J Snack Foods Corp.	513,979	58,290
10

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Pilgrim's Pride Corp.	1,146,677	51,578
*	Boston Beer Co. Inc. Class A	268,017	51,140
*	Vita Coco Co. Inc.	1,384,759	49,990
	Energizer Holdings Inc.	2,325,431	46,881
	Universal Corp.	756,330	44,049
*	United Natural Foods Inc.	1,829,517	42,646
*	Vital Farms Inc.	1,094,325	42,153
	Fresh Del Monte Produce Inc.	1,231,795	39,935
	Spectrum Brands Holdings Inc.	739,037	39,169
	Turning Point Brands Inc.	511,259	38,738
	Andersons Inc.	1,040,226	38,228
	Weis Markets Inc.	521,828	37,827
	Brown-Forman Corp. Class A	1,360,736	37,379
*	Grocery Outlet Holding Corp.	2,976,510	36,968
	Reynolds Consumer Products Inc.	1,685,817	36,110
	Edgewell Personal Care Co.	1,426,073	33,384
*	National Beverage Corp.	739,677	31,984
[1]	WK Kellogg Co.	1,942,195	30,959
	Ingles Markets Inc. Class A	462,197	29,294
	SpartanNash Co.	1,083,802	28,710
	Utz Brands Inc.	2,193,258	27,525
*	Herbalife Ltd.	3,109,756	26,806
*	TreeHouse Foods Inc.	1,329,768	25,824
	Seaboard Corp.	7,611	21,777
	John B Sanfilippo & Son Inc.	313,939	19,854
	Oil-Dri Corp. of America	325,702	19,213
[1]	Tootsie Roll Industries Inc.	550,755	18,423
	Natural Grocers by Vitamin Cottage Inc.	424,908	16,678
*	Seneca Foods Corp. Class A	163,001	16,533
*	Mission Produce Inc.	1,340,897	15,715
*	Honest Co. Inc.	2,885,410	14,687
	Calavo Growers Inc.	543,951	14,464
	MGP Ingredients Inc.	448,695	13,447
	Nu Skin Enterprises Inc. Class A	1,486,105	11,874
*,1	Guardian Pharmacy Services Inc. Class A	551,935	11,762
*	USANA Health Sciences Inc.	358,868	10,956
	Village Super Market Inc. Class A	279,225	10,750
[1]	B&G Foods Inc.	2,481,041	10,495
	ACCO Brands Corp.	2,844,367	10,183
*,1	Westrock Coffee Co.	1,639,795	9,396
	Limoneira Co.	587,624	9,196
*	Mama's Creations Inc.	1,057,577	8,778
*,1	Beyond Meat Inc.	2,318,181	8,090
*	Nature's Sunshine Products Inc.	396,518	5,865
*,1	Beauty Health Co.	2,545,830	4,863
*	Medifast Inc.	327,034	4,595
*,1	Olaplex Holdings Inc.	3,125,319	4,375
	Alico Inc.	132,552	4,332
*	Hain Celestial Group Inc.	2,827,788	4,298
*	Lifeway Foods Inc.	172,782	4,259
[1]	Lifevantage Corp.	315,513	4,127
*	HF Foods Group Inc.	1,245,444	3,961
*	Zevia PBC Class A	803,875	2,589
*,1	Playboy Inc.	1,582,683	2,564
*,1	Veru Inc.	3,889,604	2,263
*,1	BRC Inc. Class A	1,594,854	2,089
*	PetMed Express Inc.	615,970	2,045
*,1	GrowGeneration Corp.	1,729,460	1,617
*	FitLife Brands Inc.	113,356	1,476
*	Barfresh Food Group Inc.	255,384	884
[1]	AMCON Distributing Co.	7,756	854
*	Willamette Valley Vineyards Inc.	152,433	841
*,1	Cibus Inc. Class A	540,919	746
*	Farmer Bros Co.	511,916	701
*	Natural Alternatives International Inc.	162,521	533
*	Bridgford Foods Corp.	48,787	385
*,1	Local Bounti Corp.	130,217	305
*	Mannatech Inc.	32,118	300
*	Laird Superfood Inc.	44,599	281
*	Rocky Mountain Chocolate Factory Inc.	100,606	144
11

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Urban-Gro Inc.	227,616	69
*,1	Maison Solutions Inc. Class A	77,000	68
*	S&W Seed Co.	30,228	66
*	Synergy CHC Corp.	22,134	63
			75,664,507
Energy (3.1%)
	Exxon Mobil Corp.	138,536,636	14,934,249
	Chevron Corp.	53,323,751	7,635,428
	ConocoPhillips	40,582,478	3,641,872
	Williams Cos. Inc.	39,264,050	2,466,175
	EOG Resources Inc.	17,539,569	2,097,908
	Kinder Morgan Inc.	60,716,857	1,785,076
	Cheniere Energy Inc.	6,775,796	1,650,042
	Marathon Petroleum Corp.	9,879,612	1,641,102
	ONEOK Inc.	20,082,596	1,639,342
	Phillips 66	13,103,537	1,563,252
	Schlumberger NV	43,713,571	1,477,519
	Valero Energy Corp.	10,073,059	1,354,021
	Hess Corp.	8,950,749	1,240,037
	Baker Hughes Co.	31,870,556	1,221,917
	Targa Resources Corp.	6,981,520	1,215,343
	EQT Corp.	19,244,378	1,122,332
	Occidental Petroleum Corp.	23,730,141	996,903
	Expand Energy Corp.	7,279,772	851,297
	Diamondback Energy Inc.	6,107,634	839,189
	Devon Energy Corp.	20,643,644	656,674
	Texas Pacific Land Corp.	591,983	625,365
	Coterra Energy Inc.	23,274,373	590,704
*	First Solar Inc.	3,276,992	542,473
	Halliburton Co.	24,852,360	506,491
	TechnipFMC plc	13,467,693	463,827
*	Antero Resources Corp.	9,510,502	383,083
	DT Midstream Inc.	3,259,992	358,306
	Ovintiv Inc.	8,362,142	318,180
	Range Resources Corp.	7,302,301	296,985
	Permian Resources Corp.	20,246,638	275,759
*	NEXTracker Inc. Class A	4,400,205	239,239
	HF Sinclair Corp.	5,161,152	212,020
	APA Corp.	11,583,799	211,868
	Antero Midstream Corp.	10,795,726	204,579
	Chord Energy Corp.	1,839,545	178,160
	Matador Resources Co.	3,619,127	172,705
	Viper Energy Inc. Class A	4,228,864	161,247
*	Enphase Energy Inc.	3,973,057	157,532
	ChampionX Corp.	6,116,298	151,929
	NOV Inc.	12,037,415	149,625
*	CNX Resources Corp.	4,435,773	149,397
	Archrock Inc.	5,386,400	133,744
	Magnolia Oil & Gas Corp. Class A	5,759,308	129,469
	Weatherford International plc	2,342,997	117,876
	California Resources Corp.	2,575,982	117,645
	Core Natural Resources Inc.	1,607,013	112,073
	Noble Corp. plc	4,038,935	107,234
*	Gulfport Energy Corp.	524,044	105,422
	Murphy Oil Corp.	4,322,327	97,252
	Cactus Inc. Class A	2,172,663	94,989
	SM Energy Co.	3,671,206	90,716
*,1	Centrus Energy Corp. Class A	494,453	90,574
	Northern Oil & Gas Inc.	3,008,491	85,291
	Civitas Resources Inc.	2,953,571	81,282
*	Valaris Ltd.	1,853,790	78,063
	Warrior Met Coal Inc.	1,702,248	78,014
	Patterson-UTI Energy Inc.	12,009,514	71,216
*	Oceaneering International Inc.	3,289,480	68,158
*	Tidewater Inc.	1,451,231	66,945
*,1	Transocean Ltd.	25,811,150	66,851
*	Comstock Resources Inc.	2,355,776	65,184
	Kodiak Gas Services Inc.	1,845,641	63,250
	Kinetik Holdings Inc. Class A	1,392,510	61,340
12

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Liberty Energy Inc. Class A	5,036,688	57,821
	PBF Energy Inc. Class A	2,590,303	56,132
*	NextDecade Corp.	5,908,736	52,647
*,1	Plug Power Inc.	35,228,881	52,491
	Peabody Energy Corp.	3,774,256	50,651
*	DNOW Inc.	3,388,462	50,251
*	Seadrill Ltd.	1,914,100	50,245
	Crescent Energy Co. Class A	5,784,192	49,744
	World Kinect Corp.	1,730,864	49,070
*	American Superconductor Corp.	1,331,580	48,856
	Helmerich & Payne Inc.	2,917,307	44,226
	Sitio Royalties Corp. Class A	2,299,084	42,257
*	Par Pacific Holdings Inc.	1,583,522	42,011
*,1	Calumet Inc.	2,616,504	41,223
	Delek US Holdings Inc.	1,929,738	40,872
*	Alpha Metallurgical Resources Inc.	341,465	38,408
*	MRC Global Inc.	2,589,953	35,508
[1]	Solaris Energy Infrastructure Inc. Class A	1,249,291	35,342
*	Talos Energy Inc.	3,989,145	33,828
[1]	Venture Global Inc. Class A	2,126,169	33,126
*	Helix Energy Solutions Group Inc.	4,697,878	29,315
*,1	Array Technologies Inc.	4,924,426	29,054
[1]	Atlas Energy Solutions Inc.	2,165,829	28,957
	Select Water Solutions Inc. Class A	3,267,026	28,227
*	Expro Group Holdings NV	3,237,284	27,808
	CVR Energy Inc.	976,120	26,209
*	Bristow Group Inc. Class A	777,084	25,620
	SunCoke Energy Inc.	2,757,166	23,684
*	Innovex International Inc.	1,495,102	23,353
*	Shoals Technologies Group Inc. Class A	5,363,848	22,796
*	NPK International Inc.	2,486,723	21,162
*	REX American Resources Corp.	431,331	21,010
[1]	Vitesse Energy Inc.	927,173	20,481
*,1	New Fortress Energy Inc. Class A	5,819,191	19,320
	Core Laboratories Inc.	1,503,050	17,315
*	ProPetro Holding Corp.	2,889,361	17,249
*	Ameresco Inc. Class A	1,050,253	15,953
*,1	Vital Energy Inc.	966,700	15,554
	RPC Inc.	3,220,614	15,234
*,1	Hallador Energy Co.	943,136	14,930
*,1	Nabors Industries Ltd.	514,960	14,429
*,1	EVgo Inc. Class A	3,887,337	14,189
*,1	Fluence Energy Inc.	2,084,803	13,989
	Granite Ridge Resources Inc.	2,147,631	13,680
*	BKV Corp.	535,989	12,928
*	TETRA Technologies Inc.	3,824,395	12,850
	Riley Exploration Permian Inc.	480,334	12,599
	VAALCO Energy Inc.	3,353,157	12,105
*	Green Plains Inc.	1,933,221	11,657
*	Matrix Service Co.	837,766	11,318
[1]	Ramaco Resources Inc. Class A	825,797	10,851
	SandRidge Energy Inc.	998,906	10,808
	Flowco Holdings Inc. Class A	592,793	10,558
*	Oil States International Inc.	1,921,953	10,302
*	Natural Gas Services Group Inc.	372,764	9,621
*,1	Gevo Inc.	7,192,344	9,494
*,1	Summit Midstream Corp.	384,400	9,429
*,1	Solid Power Inc.	4,245,093	9,297
*,1	ChargePoint Holdings Inc.	12,624,445	8,879
[1]	HighPeak Energy Inc.	798,000	7,820
*,1	Infinity Natural Resources Inc. Class A	416,698	7,630
*	Forum Energy Technologies Inc.	367,639	7,158
*,1	Geospace Technologies Corp.	461,249	6,577
	Ranger Energy Services Inc. Class A	457,348	5,461
	NACCO Industries Inc. Class A	121,254	5,373
	Berry Corp.	1,920,512	5,320
*,1	Flotek Industries Inc.	350,546	5,174
[1]	W&T Offshore Inc.	3,005,663	4,959
*	DMC Global Inc.	592,287	4,774
	Epsilon Energy Ltd.	638,076	4,709
13

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Montauk Renewables Inc.	1,948,293	4,325
*,1	T1 Energy Inc.	3,491,300	4,294
	Evolution Petroleum Corp.	896,652	4,214
*	Ring Energy Inc.	5,209,206	4,136
*	SEACOR Marine Holdings Inc.	784,724	4,002
*,1	FuelCell Energy Inc.	667,340	3,744
*	Amplify Energy Corp.	1,168,987	3,741
*,1	Aemetis Inc.	1,411,740	3,501
	Energy Services of America Corp.	340,555	3,385
*,1	Complete Solaria Inc.	1,742,125	3,206
*	Gulf Island Fabrication Inc.	409,380	2,722
*,1	Empire Petroleum Corp.	356,115	1,880
*,1	Ocean Power Technologies Inc.	3,646,460	1,732
*,1	American Resources Corp.	2,090,623	1,732
	Smart Sand Inc.	854,190	1,717
*,1	OPAL Fuels Inc. Class A	627,434	1,518
*,1	Stem Inc.	243,130	1,515
[1]	Ramaco Resources Inc. Class B	170,207	1,392
*	Mammoth Energy Services Inc.	453,591	1,270
*,1	TPI Composites Inc.	1,410,006	1,212
*	Ideal Power Inc.	240,292	1,089
*,1	FTC Solar Inc.	204,430	926
*,1	Drilling Tools International Corp.	296,724	846
*,1	Stabilis Solutions Inc.	169,932	807
*,1	KLX Energy Services Holdings Inc.	413,144	773
*,1	Beam Global	424,844	620
*,1	US Energy Corp. Class A	416,409	583
*	PEDEVCO Corp.	845,432	553
*,1	Nine Energy Service Inc.	609,231	470
	Mexco Energy Corp.	44,605	396
*,1	Verde Clean Fuels Inc.	88,500	304
*,1	Barnwell Industries Inc.	267,900	303
*	SolarMax Technology Inc.	274,609	299
*,1	Battalion Oil Corp.	223,426	288
*,1	ESS Tech Inc.	165,824	221
*	NCS Multistage Holdings Inc.	7,198	213
*	Tigo Energy Inc.	107,459	137
*	Dawson Geophysical Co.	2,842	4
*,1,2	Novusterra Inc.	174,215	—
			60,057,688
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	57,049,899	27,713,129
	JPMorgan Chase & Co.	87,940,778	25,494,911
	Bank of America Corp.	206,771,560	9,784,430
	Wells Fargo & Co.	104,597,879	8,380,382
	Goldman Sachs Group Inc.	9,395,011	6,649,319
	Morgan Stanley	38,686,843	5,449,429
	S&P Global Inc.	10,091,286	5,321,034
	Charles Schwab Corp.	55,497,820	5,063,621
	Progressive Corp.	18,845,914	5,029,221
	Citigroup Inc.	55,424,243	4,717,712
	Blackrock Inc.	4,483,575	4,704,391
	Chubb Ltd.	12,240,307	3,546,262
	Blackstone Inc.	23,466,589	3,510,132
	Marsh & McLennan Cos. Inc.	15,848,109	3,465,031
	Intercontinental Exchange Inc.	18,442,215	3,383,593
	CME Group Inc.	11,586,454	3,193,458
	KKR & Co. Inc.	21,487,591	2,858,494
	Arthur J Gallagher & Co.	8,241,024	2,638,117
	Moody's Corp.	4,916,702	2,466,169
	PNC Financial Services Group Inc.	12,700,506	2,367,628
	Aon plc Class A	6,599,132	2,354,306
*	Robinhood Markets Inc. Class A	24,672,492	2,310,085
	US Bancorp	50,065,758	2,265,476
*	Coinbase Global Inc. Class A	6,458,022	2,263,472
	Bank of New York Mellon Corp.	22,997,013	2,095,258
	Travelers Cos. Inc.	7,284,576	1,948,915
	Aflac Inc.	17,391,912	1,834,151
	Apollo Global Management Inc.	12,866,789	1,825,411
14

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Truist Financial Corp.	42,103,115	1,810,013
	Allstate Corp.	8,521,190	1,715,401
	Ameriprise Financial Inc.	3,062,504	1,634,550
	American International Group Inc.	18,531,149	1,586,081
	MetLife Inc.	18,338,958	1,474,819
	Nasdaq Inc.	15,706,405	1,404,467
	MSCI Inc.	2,370,111	1,366,938
	Prudential Financial Inc.	11,378,049	1,222,458
	Hartford Insurance Group Inc.	9,127,170	1,157,964
	Ares Management Corp. Class A	6,574,728	1,138,743
	Arch Capital Group Ltd.	11,462,588	1,043,669
	M&T Bank Corp.	5,157,168	1,000,439
	Brown & Brown Inc.	8,927,047	989,742
	LPL Financial Holdings Inc.	2,571,836	964,361
	Willis Towers Watson plc	3,092,264	947,779
	State Street Corp.	8,713,914	926,638
	Broadridge Financial Solutions Inc.	3,781,103	918,921
	Raymond James Financial Inc.	5,844,962	896,442
	Fifth Third Bancorp	21,447,306	882,128
*	Berkshire Hathaway Inc. Class A	1,187	865,086
	Cboe Global Markets Inc.	3,373,419	786,715
	Huntington Bancshares Inc.	46,825,715	784,799
*	Markel Group Inc.	387,962	774,900
	Northern Trust Corp.	5,933,781	752,344
	Cincinnati Financial Corp.	5,039,362	750,462
	Interactive Brokers Group Inc. Class A	13,324,597	738,316
	T. Rowe Price Group Inc.	7,079,880	683,208
	Regions Financial Corp.	28,780,847	676,926
	W R Berkley Corp.	9,169,846	673,709
*	SoFi Technologies Inc.	33,845,610	616,329
	KeyCorp	35,171,323	612,684
	Citizens Financial Group Inc.	13,187,269	590,130
	First Citizens BancShares Inc. Class A	296,170	579,448
	Principal Financial Group Inc.	7,200,381	571,926
	Equitable Holdings Inc.	9,769,032	548,043
	Tradeweb Markets Inc. Class A	3,740,862	547,662
	FactSet Research Systems Inc.	1,217,389	544,514
	Loews Corp.	5,383,128	493,418
	Fidelity National Financial Inc.	8,375,136	469,510
	Everest Group Ltd.	1,365,612	464,103
	East West Bancorp Inc.	4,421,012	446,434
	Unum Group	5,314,097	429,166
	Reinsurance Group of America Inc.	2,124,568	421,429
	Carlyle Group Inc.	8,137,491	418,267
	Blue Owl Capital Inc. Class A	20,096,967	386,063
	RenaissanceRe Holdings Ltd.	1,565,683	380,304
	Annaly Capital Management Inc.	19,431,037	365,692
	Ally Financial Inc.	8,898,896	346,612
	Kinsale Capital Group Inc.	712,715	344,883
	First Horizon Corp.	16,265,850	344,836
	Stifel Financial Corp.	3,139,333	325,800
	Assurant Inc.	1,637,381	323,366
	SEI Investments Co.	3,576,896	321,420
	Evercore Inc. Class A	1,179,187	318,404
	Globe Life Inc.	2,513,458	312,398
	Houlihan Lokey Inc. Class A	1,733,621	311,965
*	Mr. Cooper Group Inc.	2,062,158	307,695
	SouthState Corp.	3,271,225	301,051
	AGNC Investment Corp.	32,699,151	300,505
	Webster Financial Corp.	5,387,964	294,183
	Primerica Inc.	1,059,806	290,037
	American Financial Group Inc.	2,294,730	289,618
	Erie Indemnity Co. Class A	817,642	283,550
	Corebridge Financial Inc.	7,967,310	282,840
	Pinnacle Financial Partners Inc.	2,492,989	275,251
	Old Republic International Corp.	7,109,624	273,294
	Wintrust Financial Corp.	2,137,824	265,047
	Western Alliance Bancorp	3,381,208	263,667
	MarketAxess Holdings Inc.	1,149,694	256,773
	Morningstar Inc.	815,840	256,117
15

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Jefferies Financial Group Inc.	4,657,322	254,709
	Commerce Bancshares Inc.	4,088,939	254,209
	Comerica Inc.	4,228,959	252,257
	Cullen/Frost Bankers Inc.	1,961,047	252,073
	Axis Capital Holdings Ltd.	2,384,798	247,590
	Zions Bancorp NA	4,754,916	246,970
	Popular Inc.	2,190,433	241,408
	Franklin Resources Inc.	10,068,777	240,140
	Ryan Specialty Holdings Inc. Class A	3,439,308	233,839
	UMB Financial Corp.	2,203,774	231,749
	Invesco Ltd.	13,923,238	219,569
	Voya Financial Inc.	3,082,131	218,831
	OneMain Holdings Inc.	3,835,420	218,619
	Synovus Financial Corp.	4,216,052	218,181
	Old National Bancorp	10,106,352	215,670
	MGIC Investment Corp.	7,596,890	211,497
	SLM Corp.	6,441,424	211,214
	TPG Inc. Class A	4,001,678	209,888
	Starwood Property Trust Inc.	10,297,921	206,679
	Prosperity Bancshares Inc.	2,913,877	204,671
	Jackson Financial Inc. Class A	2,291,456	203,458
	RLI Corp.	2,803,531	202,471
	First American Financial Corp.	3,138,443	192,669
	Rithm Capital Corp.	17,046,804	192,458
	Lincoln National Corp.	5,483,645	189,734
	Cadence Bank	5,879,928	188,040
	Essent Group Ltd.	3,079,652	187,027
	Hamilton Lane Inc. Class A	1,259,244	178,964
*,1	Circle Internet Group Inc. Class A	974,850	176,731
	Hanover Insurance Group Inc.	1,039,980	176,661
	Lazard Inc.	3,631,230	174,226
*	Clearwater Analytics Holdings Inc. Class A	7,775,429	170,515
	Affiliated Managers Group Inc.	865,530	170,310
	Selective Insurance Group Inc.	1,960,738	169,898
	FNB Corp.	11,613,044	169,318
*,1	MARA Holdings Inc.	10,776,950	168,983
*	Upstart Holdings Inc.	2,576,800	166,667
	United Bankshares Inc.	4,571,244	166,530
	Home BancShares Inc.	5,764,287	164,052
	Bank OZK	3,476,373	163,598
	FirstCash Holdings Inc.	1,200,180	162,192
	Columbia Banking System Inc.	6,774,784	158,394
	Janus Henderson Group plc	4,073,077	158,198
	Glacier Bancorp Inc.	3,645,160	157,034
	Radian Group Inc.	4,310,024	155,247
	Piper Sandler Cos.	545,093	151,503
	Hancock Whitney Corp.	2,627,848	150,838
	Moelis & Co. Class A	2,373,541	147,919
	Atlantic Union Bankshares Corp.	4,618,766	144,475
*	Oscar Health Inc. Class A	6,595,935	141,417
	White Mountains Insurance Group Ltd.	78,506	140,975
	First Financial Bankshares Inc.	3,915,653	140,885
	Ameris Bancorp	2,108,405	136,414
	Valley National Bancorp	15,074,413	134,615
*	Axos Financial Inc.	1,738,802	132,219
	Assured Guaranty Ltd.	1,494,986	130,213
*	Palomar Holdings Inc.	820,243	126,522
	BGC Group Inc. Class A	12,253,900	125,357
	Kemper Corp.	1,942,081	125,342
*,1	Riot Platforms Inc.	10,970,669	123,969
	Associated Banc-Corp	5,067,701	123,601
	PJT Partners Inc. Class A	748,603	123,527
	ServisFirst Bancshares Inc.	1,575,627	122,127
*	StoneX Group Inc.	1,318,991	120,213
	International Bancshares Corp.	1,801,101	119,881
*	Enstar Group Ltd.	352,883	118,696
	Virtu Financial Inc. Class A	2,644,154	118,432
*	Texas Capital Bancshares Inc.	1,484,137	117,840
	CNO Financial Group Inc.	3,002,842	115,850
	StepStone Group Inc. Class A	2,079,749	115,426
16

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	United Community Banks Inc.	3,839,798	114,388
*,1	Galaxy Digital Inc. Class A	5,168,246	113,185
	Flagstar Financial Inc.	10,666,290	113,063
	Renasant Corp.	3,088,173	110,958
*	NMI Holdings Inc. Class A	2,543,248	107,300
	First Bancorp	5,119,727	106,644
	Federated Hermes Inc. Class B	2,397,388	106,252
	Fulton Financial Corp.	5,888,526	106,229
	Victory Capital Holdings Inc. Class A	1,640,481	104,449
*	Genworth Financial Inc. Class A	13,275,957	103,287
	First Hawaiian Inc.	4,109,494	102,573
	WSFS Financial Corp.	1,859,992	102,300
[1]	Blackstone Mortgage Trust Inc. Class A	5,311,921	102,254
*	Brighthouse Financial Inc.	1,838,450	98,853
	Cathay General Bancorp	2,157,890	98,249
	Community Financial System Inc.	1,693,389	96,303
	Artisan Partners Asset Management Inc. Class A	2,134,263	94,612
*,1	Baldwin Insurance Group Inc. Class A	2,191,963	93,838
*,1	Lemonade Inc.	2,119,948	92,875
	WesBanco Inc.	2,926,878	92,577
*	Dave Inc.	342,545	91,943
	Eastern Bankshares Inc.	5,996,620	91,568
	PennyMac Financial Services Inc.	917,893	91,459
	Bank of Hawaii Corp.	1,281,496	86,539
	Independent Bank Corp.	1,373,087	86,347
	BankUnited Inc.	2,420,832	86,157
*	Enova International Inc.	765,370	85,354
	Goosehead Insurance Inc. Class A	772,832	81,542
	CVB Financial Corp.	4,115,988	81,455
	Bread Financial Holdings Inc.	1,417,054	80,942
*	Bancorp Inc.	1,394,125	79,423
	First Interstate BancSystem Inc. Class A	2,745,069	79,113
	Park National Corp.	471,213	78,815
	WaFd Inc.	2,631,586	77,053
	Simmons First National Corp. Class A	4,055,022	76,883
	Seacoast Banking Corp. of Florida	2,765,407	76,381
*,1	Credit Acceptance Corp.	147,570	75,177
	Walker & Dunlop Inc.	1,047,212	73,808
	Towne Bank	2,139,644	73,133
	Stock Yards Bancorp Inc.	922,613	72,868
	BancFirst Corp.	587,322	72,605
	BOK Financial Corp.	720,311	70,324
	First Financial Bancorp	2,896,504	70,269
	Provident Financial Services Inc.	3,988,630	69,921
	First Merchants Corp.	1,818,389	69,644
	Cohen & Steers Inc.	910,138	68,579
[1]	Rocket Cos. Inc. Class A	4,727,883	67,041
	NBT Bancorp Inc.	1,603,603	66,630
	Banner Corp.	1,038,589	66,625
	First Busey Corp.	2,834,286	64,863
*	Skyward Specialty Insurance Group Inc.	1,121,911	64,835
*	SiriusPoint Ltd.	3,158,075	64,393
	Trustmark Corp.	1,765,213	64,360
	Pacific Premier Bancorp Inc.	2,976,687	62,778
	Enterprise Financial Services Corp.	1,138,779	62,747
	OFG Bancorp	1,457,857	62,396
	Pathward Financial Inc.	766,334	60,632
	Mercury General Corp.	890,425	59,961
	Stewart Information Services Corp.	896,458	58,359
	Banc of California Inc.	4,078,498	57,303
	Horace Mann Educators Corp.	1,325,713	56,966
	Federal Agricultural Mortgage Corp. Class C	291,639	56,660
[1]	Arbor Realty Trust Inc.	5,293,056	56,636
*	Trupanion Inc.	1,021,627	56,547
	First Bancorp (XNGS)	1,264,516	55,753
	Nelnet Inc. Class A	454,908	55,098
	City Holding Co.	447,796	54,819
*	Customers Bancorp Inc.	902,802	53,031
	Northwest Bancshares Inc.	4,088,253	52,248
*	Sable Offshore Corp.	2,372,898	52,156
17

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	First Commonwealth Financial Corp.	3,185,140	51,695
	FB Financial Corp.	1,093,417	49,532
	Nicolet Bankshares Inc.	399,199	49,293
	WisdomTree Inc.	4,254,301	48,967
	HCI Group Inc.	319,289	48,596
	Lakeland Financial Corp.	789,295	48,502
	S&T Bancorp Inc.	1,275,916	48,255
	German American Bancorp Inc.	1,205,428	46,421
	National Bank Holdings Corp. Class A	1,211,892	45,579
[1]	ARMOUR Residential REIT Inc.	2,664,314	44,787
	Apollo Commercial Real Estate Finance Inc.	4,558,869	44,130
	Hilltop Holdings Inc.	1,447,492	43,931
	Veritex Holdings Inc.	1,667,813	43,530
	Dynex Capital Inc.	3,489,789	42,645
	Hope Bancorp Inc.	3,905,502	41,906
*	LendingClub Corp.	3,433,723	41,308
	Stellar Bancorp Inc.	1,465,182	40,996
	Ladder Capital Corp.	3,741,146	40,217
	Virtus Investment Partners Inc.	219,667	39,848
	Westamerica Bancorp	813,751	39,418
*	Triumph Financial Inc.	714,764	39,391
*	Coastal Financial Corp.	402,775	39,017
	Cannae Holdings Inc.	1,851,642	38,607
	Berkshire Hills Bancorp Inc.	1,520,655	38,077
*	Root Inc. Class A	295,921	37,869
	Employers Holdings Inc.	797,460	37,624
*	ProAssurance Corp.	1,639,347	37,426
	Enact Holdings Inc.	1,006,701	37,399
	Dime Community Bancshares Inc.	1,377,398	37,107
	Safety Insurance Group Inc.	453,558	36,008
	Ellington Financial Inc.	2,761,341	35,870
	ConnectOne Bancorp Inc.	1,547,586	35,842
	PennyMac Mortgage Investment Trust	2,784,880	35,814
	Two Harbors Investment Corp.	3,322,268	35,781
	1st Source Corp.	575,052	35,693
	Bank First Corp.	302,248	35,559
*	Porch Group Inc.	3,009,822	35,486
	Preferred Bank	406,420	35,174
	QCR Holdings Inc.	514,409	34,928
	Chimera Investment Corp.	2,498,789	34,658
	TriCo Bancshares	853,920	34,575
	Origin Bancorp Inc.	948,635	33,904
	Peoples Bancorp Inc.	1,079,224	32,960
	Live Oak Bancshares Inc.	1,072,094	31,948
	Acadian Asset Management Inc.	892,638	31,457
	MFA Financial Inc.	3,319,071	31,398
	OceanFirst Financial Corp.	1,774,174	31,243
	Navient Corp.	2,207,964	31,132
	Brookline Bancorp Inc.	2,691,690	28,397
	Franklin BSP Realty Trust Inc.	2,626,223	28,074
*	Encore Capital Group Inc.	722,385	27,964
	Byline Bancorp Inc.	1,038,027	27,746
	Community Trust Bancorp Inc.	522,172	27,633
	Univest Financial Corp.	901,942	27,094
	Southside Bancshares Inc.	919,749	27,068
	Safehold Inc.	1,725,605	26,850
	Heritage Financial Corp.	1,099,719	26,217
	UWM Holdings Corp. Class A	6,292,878	26,053
	First Mid Bancshares Inc.	692,596	25,965
[1]	Orchid Island Capital Inc.	3,624,655	25,409
	Redwood Trust Inc.	4,245,289	25,090
	Tompkins Financial Corp.	397,279	24,921
	Old Second Bancorp Inc.	1,372,869	24,355
	Burke & Herbert Financial Services Corp.	406,399	24,274
	AMERISAFE Inc.	546,666	23,906
*	Metropolitan Bank Holding Corp.	338,369	23,686
	Hanmi Financial Corp.	957,192	23,624
	Mercantile Bank Corp.	500,176	23,213
	Central Pacific Financial Corp.	825,382	23,135
[1]	Ready Capital Corp.	5,275,370	23,053
18

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Universal Insurance Holdings Inc.	829,265	22,996
	TFS Financial Corp.	1,770,692	22,930
	Capitol Federal Financial Inc.	3,622,619	22,098
	Amerant Bancorp Inc. Class A	1,205,108	21,969
*	EZCORP Inc. Class A	1,581,570	21,952
	Merchants Bancorp	657,838	21,755
	Independent Bank Corp. (Michigan)	664,991	21,552
	Esquire Financial Holdings Inc.	222,154	21,029
	BrightSpire Capital Inc. Class A	4,162,437	21,020
	P10 Inc. Class A	2,040,614	20,855
	Horizon Bancorp Inc.	1,350,994	20,778
	Republic Bancorp Inc. Class A	282,689	20,667
	Equity Bancshares Inc. Class A	505,462	20,623
	Business First Bancshares Inc.	835,125	20,586
	Camden National Corp.	501,142	20,336
*,1	Acuren Corp.	1,836,400	20,274
	F&G Annuities & Life Inc.	628,731	20,107
	First Community Bankshares Inc.	507,916	19,895
	TrustCo Bank Corp.	583,799	19,511
	Oppenheimer Holdings Inc. Class A	291,715	19,186
	Mid Penn Bancorp Inc.	677,457	19,104
	New York Mortgage Trust Inc.	2,834,499	18,991
	Northeast Bank	211,075	18,784
	Orrstown Financial Services Inc.	583,450	18,571
	Heritage Commerce Corp.	1,858,856	18,458
*	Heritage Insurance Holdings Inc.	738,652	18,422
	First Financial Corp.	338,630	18,350
	Great Southern Bancorp Inc.	310,969	18,279
*	NB Bancorp Inc.	1,015,192	18,131
*,1	Slide Insurance Holdings Inc.	828,917	17,954
	Washington Trust Bancorp Inc.	627,986	17,759
	Southern Missouri Bancorp Inc.	323,995	17,748
*	Bowhead Specialty Holdings Inc.	471,253	17,686
*	PRA Group Inc.	1,198,783	17,682
	Eagle Bancorp Inc.	901,295	17,557
	HomeTrust Bancshares Inc.	466,075	17,436
	Tiptree Inc. Class A	708,467	16,706
	Metrocity Bankshares Inc.	583,670	16,681
	Amalgamated Financial Corp.	533,421	16,643
	GCM Grosvenor Inc. Class A	1,439,205	16,637
*	Firstsun Capital Bancorp	476,400	16,555
	Northrim Bancorp Inc.	177,170	16,523
	Capital City Bank Group Inc.	416,908	16,405
	KKR Real Estate Finance Trust Inc.	1,865,140	16,357
	United Fire Group Inc.	567,541	16,288
	TPG RE Finance Trust Inc.	2,079,914	16,057
	SmartFinancial Inc.	467,632	15,797
	Farmers National Banc Corp.	1,128,642	15,564
[1]	Invesco Mortgage Capital Inc.	1,979,099	15,516
*	Hippo Holdings Inc.	552,353	15,427
	MidWestOne Financial Group Inc.	526,223	15,139
	Shore Bancshares Inc.	962,259	15,127
	Financial Institutions Inc.	584,734	15,016
	Northfield Bancorp Inc.	1,281,890	14,716
	HarborOne Bancorp Inc.	1,257,843	14,692
	CNB Financial Corp.	637,082	14,564
	Alerus Financial Corp.	667,428	14,443
	Peapack-Gladstone Financial Corp.	504,858	14,262
*	TWFG Inc. Class A	404,140	14,145
*	Columbia Financial Inc.	964,185	13,990
	South Plains Financial Inc.	387,728	13,974
	Peoples Financial Services Corp.	280,959	13,871
[1]	ChoiceOne Financial Services Inc.	476,824	13,685
	Five Star Bancorp	479,435	13,683
	Bar Harbor Bankshares	446,562	13,379
	Compass Diversified Holdings	2,080,626	13,066
	Arrow Financial Corp.	493,118	13,028
[1]	Hingham Institution For Savings	52,322	12,994
*	World Acceptance Corp.	78,334	12,935
*	LendingTree Inc.	348,649	12,924
19

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Sierra Bancorp	431,006	12,797
	Diamond Hill Investment Group Inc.	87,653	12,737
	ACNB Corp.	294,037	12,597
*	Carter Bankshares Inc.	718,070	12,451
	First Business Financial Services Inc.	243,412	12,331
	Capital Bancorp Inc.	363,449	12,205
	Flushing Financial Corp.	1,026,339	12,193
	Enterprise Bancorp Inc.	307,029	12,171
*	California Bancorp	770,945	12,150
	First Bank	784,075	12,130
*	Third Coast Bancshares Inc.	367,701	12,013
	Civista Bancshares Inc.	498,664	11,569
[1]	OppFi Inc.	820,224	11,475
	Midland States Bancorp Inc.	656,940	11,378
*	Greenlight Capital Re Ltd. Class A	789,128	11,340
	Home Bancorp Inc.	215,630	11,165
*,1	GBank Financial Holdings Inc.	310,700	11,002
	Donegal Group Inc. Class A	545,757	10,929
	Kearny Financial Corp.	1,686,747	10,896
	HBT Financial Inc.	427,740	10,783
	Guaranty Bancshares Inc.	252,355	10,710
	Community West Bancshares	544,671	10,627
	Claros Mortgage Trust Inc.	3,716,994	10,593
*	Bridgewater Bancshares Inc.	660,161	10,503
	Bank of Marin Bancorp	456,571	10,428
*	Selectquote Inc.	4,375,250	10,413
	Unity Bancorp Inc.	221,133	10,411
*	Ambac Financial Group Inc.	1,419,284	10,077
*	Hagerty Inc. Class A	989,357	10,002
	West Bancorp Inc.	497,847	9,773
	BayCom Corp.	351,469	9,739
	NewtekOne Inc.	849,108	9,578
	FS Bancorp Inc.	243,033	9,571
	Farmers & Merchants Bancorp Inc.	377,274	9,537
*	Southern First Bancshares Inc.	248,881	9,465
*	First Foundation Inc.	1,832,763	9,347
	Southern States Bancshares Inc.	253,859	9,233
	Colony Bankcorp Inc.	552,633	9,102
	RBB Bancorp	513,521	8,838
	Northeast Community Bancorp Inc.	376,950	8,762
	Citizens & Northern Corp.	457,402	8,663
	Investors Title Co.	40,946	8,652
*	Ponce Financial Group Inc.	621,347	8,599
	PCB Bancorp	407,964	8,559
	Citizens Financial Services Inc.	143,546	8,429
	MVB Financial Corp.	364,893	8,221
	Orange County Bancorp Inc.	315,785	8,160
	Primis Financial Corp.	744,360	8,076
	USCB Financial Holdings Inc.	487,720	8,067
	Crawford & Co. Class B	750,816	7,843
[1]	Ares Commercial Real Estate Corp.	1,620,581	7,730
	Timberland Bancorp Inc.	245,865	7,671
	Red River Bancshares Inc.	129,158	7,582
	Plumas Bancorp	169,162	7,521
	First Bancorp Inc.	295,042	7,497
	Waterstone Financial Inc.	539,506	7,451
*	Onity Group Inc.	193,496	7,386
*	HomeStreet Inc.	562,428	7,351
	Bankwell Financial Group Inc.	201,810	7,271
	Middlefield Banc Corp.	238,900	7,193
	Regional Management Corp.	245,340	7,166
	Chicago Atlantic Real Estate Finance Inc.	511,214	7,137
*,1	FB Bancorp Inc.	614,000	6,908
*	Blue Foundry Bancorp	714,314	6,836
	John Marshall Bancorp Inc.	368,841	6,835
	Guild Holdings Co. Class A	339,068	6,703
	First Internet Bancorp	248,309	6,680
	Medallion Financial Corp.	699,890	6,670
	AG Mortgage Investment Trust Inc.	875,202	6,608
	Oak Valley Bancorp	240,221	6,544
20

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Parke Bancorp Inc.	320,016	6,519
*	Oportun Financial Corp.	907,605	6,498
	Penns Woods Bancorp Inc.	213,375	6,478
	Virginia National Bankshares Corp.	174,306	6,449
	American Coastal Insurance Corp.	577,719	6,424
	Investar Holding Corp.	332,011	6,414
[1]	Western New England Bancorp Inc.	693,837	6,404
	Fidelity D&D Bancorp Inc.	139,000	6,394
*	MBIA Inc.	1,467,072	6,367
	James River Group Holdings Ltd.	1,068,650	6,262
	Norwood Financial Corp.	242,047	6,240
	First Community Corp.	255,221	6,222
*	Open Lending Corp.	3,205,851	6,219
	First United Corp.	199,956	6,201
[1]	C&F Financial Corp.	99,381	6,135
	Bank7 Corp.	146,279	6,119
*	FVCBankcorp Inc.	515,672	6,085
*	Pioneer Bancorp Inc.	497,901	5,990
[1]	Old Point Financial Corp.	152,300	5,978
*	Provident Bancorp Inc.	471,499	5,889
	Princeton Bancorp Inc.	191,916	5,861
	Chemung Financial Corp.	120,729	5,852
	Seven Hills Realty Trust	483,913	5,841
[1]	Richmond Mutual Bancorp Inc.	413,645	5,708
	LCNB Corp.	386,517	5,616
	OP Bancorp	427,662	5,555
	LINKBANCORP Inc.	753,487	5,508
*	First Western Financial Inc.	241,636	5,451
*,1	Kingsway Financial Services Inc.	401,143	5,431
*,1	Blue Ridge Bankshares Inc.	1,511,645	5,427
	Ames National Corp.	302,690	5,391
[1]	Hawthorn Bancshares Inc.	183,676	5,352
	National Bankshares Inc.	192,646	5,240
	Silvercrest Asset Management Group Inc. Class A	325,066	5,156
*,1	Finance of America Cos. Inc. Class A	218,821	5,103
*,1	DeFi Development Corp.	237,000	5,081
	Angel Oak Mortgage REIT Inc.	538,063	5,069
	ESSA Bancorp Inc.	258,071	5,007
*,1	American Integrity Insurance Group Inc.	272,030	5,003
	Peoples Bancorp of North Carolina Inc.	173,100	4,994
*,1	Innventure Inc.	1,037,000	4,978
*,1	Citizens Inc. Class A	1,404,593	4,902
*	Velocity Financial Inc.	260,900	4,837
	NexPoint Diversified Real Estate Trust	1,139,059	4,773
	Meridian Corp.	367,884	4,742
	Citizens Community Bancorp Inc.	343,041	4,734
*,1	ECB Bancorp Inc.	306,402	4,731
	Greene County Bancorp Inc.	210,697	4,682
[1]	First National Corp.	239,138	4,656
[1]	Northpointe Bancshares Inc.	339,400	4,653
*,1	BV Financial Inc.	304,245	4,634
*	Security National Financial Corp. Class A	466,267	4,593
	Franklin Financial Services Corp.	131,233	4,544
[1]	Hanover Bancorp Inc.	197,200	4,514
*	Kingstone Cos. Inc.	290,586	4,478
*,1	Exodus Movement Inc. Class A	154,600	4,457
[1]	MainStreet Bancshares Inc.	235,574	4,452
	Affinity Bancshares Inc.	239,510	4,426
[1]	SB Financial Group Inc.	230,900	4,410
*,1	ACRES Commercial Realty Corp.	245,355	4,402
	BankFinancial Corp.	378,136	4,375
	Eagle Bancorp Montana Inc.	257,546	4,293
*,1	Forge Global Holdings Inc.	220,989	4,208
*	AlTi Global Inc.	986,824	4,095
*,1	Finwise Bancorp	271,560	4,076
*	Abacus Global Management Inc.	791,107	4,066
	First Savings Financial Group Inc.	159,427	3,992
	Granite Point Mortgage Trust Inc.	1,575,875	3,892
	Westwood Holdings Group Inc.	248,444	3,876
[1]	Ohio Valley Banc Corp.	119,616	3,855
21

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	Landmark Bancorp Inc.	144,707	3,826
[1]	SR Bancorp Inc.	281,443	3,799
	BCB Bancorp Inc.	450,678	3,795
	United Security Bancshares	437,554	3,785
*	Chime Financial Inc. Class A	106,828	3,687
	Rithm Property Trust Inc.	1,365,297	3,686
*	eHealth Inc.	839,804	3,653
[1]	Sunrise Realty Trust Inc.	340,645	3,611
	Riverview Bancorp Inc.	630,263	3,466
	Nexpoint Real Estate Finance Inc.	241,453	3,330
*,1	Better Home & Finance Holding Co.	263,242	3,262
[1]	Finward Bancorp	114,714	3,168
*	Consumer Portfolio Services Inc.	316,832	3,114
*	Heritage Global Inc.	1,389,895	3,086
*,1	loanDepot Inc. Class A	2,319,960	2,946
	Provident Financial Holdings Inc.	178,916	2,773
	CF Bankshares Inc.	114,617	2,747
[1]	Union Bankshares Inc.	100,084	2,664
[1]	Cherry Hill Mortgage Investment Corp.	971,358	2,652
[1]	Hennessy Advisors Inc.	185,534	2,338
*	NI Holdings Inc.	181,152	2,308
*	NSTS Bancorp Inc.	186,636	2,297
	Advanced Flower Capital Inc.	511,591	2,292
[1]	Lument Finance Trust Inc.	988,070	2,184
*	Fifth District Bancorp Inc.	176,000	2,174
	SWK Holdings Corp.	138,755	2,045
*,1	Bakkt Holdings Inc. Class A	146,476	2,043
[1]	Kestrel Group Ltd.	74,511	1,976
	Summit State Bank	181,477	1,967
*	Broadway Financial Corp.	264,229	1,929
	First Northwest Bancorp	247,244	1,904
	Sachem Capital Corp.	1,568,142	1,882
*	Catalyst Bancorp Inc.	151,175	1,873
[1]	Associated Capital Group Inc. Class A	48,920	1,835
*,1	Bitcoin Depot Inc. Class A	355,818	1,804
*,1	Prairie Operating Co.	558,901	1,674
*	Central Plains Bancshares Inc.	110,327	1,671
*,1	Rhinebeck Bancorp Inc.	139,200	1,633
*	First Seacoast Bancorp	143,594	1,623
	First Guaranty Bancshares Inc.	195,977	1,611
	Bank of the James Financial Group Inc.	114,189	1,607
*,1	B. Riley Financial Inc.	524,437	1,558
*,1	GCT Semiconductor Holding Inc.	995,964	1,484
*,1	Siebert Financial Corp.	329,318	1,456
	Manhattan Bridge Capital Inc.	266,010	1,455
	AmeriServ Financial Inc.	458,124	1,393
*	Great Elm Group Inc.	618,838	1,306
*	Ategrity Specialty Holdings LLC	59,676	1,284
*,1	Chain Bridge Bancorp Inc. Class A	49,402	1,273
	Auburn National Bancorp Inc.	44,071	1,141
*	Bogota Financial Corp.	141,305	1,105
*	OptimumBank Holdings Inc.	243,069	1,087
[1]	Eagle Financial Services Inc.	34,800	1,066
	US Global Investors Inc. Class A	377,369	974
*	PB Bankshares Inc.	52,235	923
*	Jefferson Capital Inc.	44,528	822
*	Old Market Capital Corp.	148,305	813
[1]	MarketWise Inc.	40,806	808
	IF Bancorp Inc.	32,624	805
*	GoHealth Inc. Class A	111,517	619
*	NeuroOne Medical Technologies Corp.	873,251	592
	Crawford & Co. Class A	51,305	543
*,1	CXApp Inc.	494,624	529
*	Katapult Holdings Inc.	65,728	526
	Texas Community Bancshares Inc.	32,020	514
*	Daxor Corp.	49,028	478
	Bayfirst Financial Corp.	31,487	441
	United Bancorp Inc.	18,315	275
*	Fundamental Global Inc.	15,227	253
*,1	DIH Holdings US Inc.	702,146	172
22

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Binah Capital Group Inc.	83,683	170
	First US Bancshares Inc.	12,956	167
*,1	Worksport Ltd.	47,060	133
*,1	Nukkleus Inc.	11,555	126
	Glen Burnie Bancorp	14,318	72
*,1	SHF Holdings Inc.	26,361	57
*	Kentucky First Federal Bancorp	16,709	49
	Cohen & Co. Inc.	4,614	46
	Federal Agricultural Mortgage Corp. Class A	78	11
*	CaliberCos Inc. Class A	721	3
*,2	Sterling Bancorp Inc.	1,048,885	—
			221,548,299
Health Care (9.2%)
	Eli Lilly & Co.	27,424,071	21,377,886
	Johnson & Johnson	77,356,089	11,816,143
	AbbVie Inc.	56,791,443	10,541,628
	UnitedHealth Group Inc.	29,165,678	9,098,817
	Abbott Laboratories	55,932,034	7,607,316
	Merck & Co. Inc.	80,734,882	6,390,973
*	Intuitive Surgical Inc.	11,523,664	6,262,074
*	Boston Scientific Corp.	47,552,876	5,107,654
	Thermo Fisher Scientific Inc.	12,133,259	4,919,551
	Amgen Inc.	17,289,396	4,827,372
	Gilead Sciences Inc.	39,999,609	4,434,757
	Pfizer Inc.	182,807,636	4,431,257
	Stryker Corp.	11,054,258	4,373,396
	Danaher Corp.	20,706,352	4,090,333
*	Vertex Pharmaceuticals Inc.	8,259,298	3,677,039
	Medtronic plc	41,229,158	3,593,946
	Bristol-Myers Squibb Co.	65,445,763	3,029,484
	Cigna Group	8,588,212	2,839,091
	Elevance Health Inc.	7,265,183	2,825,866
	HCA Healthcare Inc.	5,415,454	2,074,660
	Zoetis Inc.	12,892,235	2,010,544
	Regeneron Pharmaceuticals Inc.	3,414,901	1,792,823
	Becton Dickinson & Co.	9,209,802	1,586,388
*	Edwards Lifesciences Corp.	18,859,756	1,475,022
*	IDEXX Laboratories Inc.	2,586,199	1,387,082
*	Alnylam Pharmaceuticals Inc.	4,198,142	1,368,972
*	Veeva Systems Inc. Class A	4,706,934	1,355,503
	Cardinal Health Inc.	7,661,067	1,287,059
	ResMed Inc.	4,716,387	1,216,828
*	Dexcom Inc.	12,612,987	1,100,988
	Agilent Technologies Inc.	9,164,168	1,081,463
	GE HealthCare Technologies Inc.	13,987,975	1,036,089
	Humana Inc.	3,881,466	948,941
*	Centene Corp.	15,978,390	867,307
*	IQVIA Holdings Inc.	5,285,527	832,946
	STERIS plc	3,160,849	759,299
*	Insulet Corp.	2,263,372	711,106
	Labcorp Holdings Inc.	2,692,946	706,925
*	Natera Inc.	4,178,590	705,931
*	Waters Corp.	1,915,351	668,534
	Quest Diagnostics Inc.	3,590,260	644,918
*	Biogen Inc.	4,717,241	592,438
*	Insmed Inc.	5,874,216	591,181
	Zimmer Biomet Holdings Inc.	6,365,186	580,569
*	Tenet Healthcare Corp.	2,989,883	526,219
*	Molina Healthcare Inc.	1,744,449	519,671
	West Pharmaceutical Services Inc.	2,311,118	505,673
	Baxter International Inc.	16,507,327	499,842
*	Hologic Inc.	7,174,635	467,499
*	Illumina Inc.	4,846,054	462,362
*	Cooper Cos. Inc.	6,441,611	458,385
*	Align Technology Inc.	2,216,137	419,581
*	United Therapeutics Corp.	1,447,236	415,863
	Royalty Pharma plc Class A	11,510,611	414,727
*	Neurocrine Biosciences Inc.	3,186,768	400,545
	Encompass Health Corp.	3,248,557	398,371
23

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Exelixis Inc.	8,339,205	367,550
	Revvity Inc.	3,795,190	367,071
*	Incyte Corp.	5,306,621	361,381
	Viatris Inc.	38,009,472	339,425
*	BioMarin Pharmaceutical Inc.	6,151,346	338,139
*	Solventum Corp.	4,447,046	337,264
*	Exact Sciences Corp.	6,085,641	323,391
	Universal Health Services Inc. Class B	1,744,626	316,039
*	Moderna Inc.	11,197,442	308,937
*	Penumbra Inc.	1,179,703	302,747
	Ensign Group Inc.	1,849,241	285,264
*	Avantor Inc.	20,843,099	280,548
*	HealthEquity Inc.	2,648,014	277,406
*,1	Hims & Hers Health Inc.	5,544,806	276,409
*	Blueprint Medicines Corp.	2,086,518	267,450
*	Masimo Corp.	1,562,935	262,917
	Bio-Techne Corp.	5,034,861	259,044
*	Doximity Inc. Class A	3,978,851	244,063
*	Henry Schein Inc.	3,323,135	242,755
*	Charles River Laboratories International Inc.	1,582,647	240,135
*	Bridgebio Pharma Inc.	5,534,198	238,967
*	Medpace Holdings Inc.	737,993	231,626
	Chemed Corp.	469,116	228,427
*	Elanco Animal Health Inc.	15,902,068	227,082
*	Globus Medical Inc. Class A	3,628,011	214,125
*	Repligen Corp.	1,713,330	213,104
*	Corcept Therapeutics Inc.	2,890,167	212,138
*	Halozyme Therapeutics Inc.	3,969,454	206,491
*,1	Tempus AI Inc. Class A	3,246,723	206,297
*	Jazz Pharmaceuticals plc	1,890,929	200,665
*	Revolution Medicines Inc.	5,387,258	198,197
*	Guardant Health Inc.	3,779,068	196,663
*	Ionis Pharmaceuticals Inc.	4,866,748	192,285
*,1	Madrigal Pharmaceuticals Inc.	611,265	184,993
*	Glaukos Corp.	1,755,897	181,367
*	Merit Medical Systems Inc.	1,900,017	177,614
*,1	Lantheus Holdings Inc.	2,118,014	173,381
*	DaVita Inc.	1,212,350	172,699
*	Option Care Health Inc.	5,221,402	169,591
	Teleflex Inc.	1,423,064	168,434
*	TG Therapeutics Inc.	4,614,181	166,064
*	iRhythm Technologies Inc.	1,033,183	159,069
*	Alkermes plc	5,337,507	152,706
*	Roivant Sciences Ltd.	13,394,321	150,954
*	Bio-Rad Laboratories Inc. Class A	615,818	148,609
	Bruker Corp.	3,441,899	141,806
*	Integer Holdings Corp.	1,124,322	138,258
*	TransMedics Group Inc.	1,028,826	137,873
*	ADMA Biologics Inc.	7,321,463	133,324
*	Axsome Therapeutics Inc.	1,262,684	131,812
*	Akero Therapeutics Inc.	2,461,960	131,370
*	Rhythm Pharmaceuticals Inc.	2,073,668	131,035
*	Vaxcyte Inc.	3,939,084	128,060
*	Prestige Consumer Healthcare Inc.	1,595,705	127,417
*	Cytokinetics Inc.	3,801,538	125,603
*	Waystar Holding Corp.	3,069,196	125,438
*	PTC Therapeutics Inc.	2,556,734	124,871
*	RadNet Inc.	2,184,852	124,340
*	Inspire Medical Systems Inc.	956,274	124,096
*	Soleno Therapeutics Inc.	1,476,806	123,727
	Perrigo Co. plc	4,397,155	117,492
*	Arcellx Inc.	1,772,001	116,686
*	Haemonetics Corp.	1,552,404	115,825
*	Krystal Biotech Inc.	835,245	114,813
*	Nuvalent Inc. Class A	1,495,732	114,124
*	Protagonist Therapeutics Inc.	1,981,257	109,504
*	Envista Holdings Corp.	5,562,965	108,700
*	SpringWorks Therapeutics Inc.	2,310,757	108,582
*	Ultragenyx Pharmaceutical Inc.	2,870,831	104,383
*	Avidity Biosciences Inc.	3,649,031	103,632
24

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	DENTSPLY SIRONA Inc.	6,469,823	102,741
*	ICU Medical Inc.	747,586	98,793
*	Amedisys Inc.	981,397	96,560
*	PROCEPT BioRobotics Corp.	1,672,590	96,341
*	Scholar Rock Holding Corp.	2,630,239	93,163
*	CorVel Corp.	906,194	93,139
*,1	Viking Therapeutics Inc.	3,448,097	91,375
*	ACADIA Pharmaceuticals Inc.	4,024,670	86,812
*	Crinetics Pharmaceuticals Inc.	3,007,319	86,490
*	Kymera Therapeutics Inc.	1,918,120	83,707
[1]	Concentra Group Holdings Parent Inc.	3,936,907	80,982
*	Catalyst Pharmaceuticals Inc.	3,709,077	80,487
	Organon & Co.	8,292,304	80,270
*	Privia Health Group Inc.	3,292,966	75,738
*	BrightSpring Health Services Inc.	3,091,876	72,937
*,1	Mirum Pharmaceuticals Inc.	1,367,817	69,608
*	Vericel Corp.	1,611,268	68,559
*	Veracyte Inc.	2,494,029	67,414
*	Twist Bioscience Corp.	1,830,565	67,346
*	Warby Parker Inc. Class A	3,049,874	66,884
*	Ligand Pharmaceuticals Inc.	586,631	66,688
*	Acadia Healthcare Co. Inc.	2,851,358	64,697
*	Addus HomeCare Corp.	556,449	64,097
*	QuidelOrtho Corp.	2,208,045	63,636
*,1	Recursion Pharmaceuticals Inc. Class A	12,423,696	62,864
*	Alignment Healthcare Inc.	4,489,462	62,852
*	Agios Pharmaceuticals Inc.	1,847,246	61,439
*	Novocure Ltd.	3,441,849	61,265
*	Arrowhead Pharmaceuticals Inc.	3,872,477	61,185
*	BioCryst Pharmaceuticals Inc.	6,729,388	60,295
*	Apellis Pharmaceuticals Inc.	3,431,911	59,406
	Premier Inc. Class A	2,641,365	57,925
*	UFP Technologies Inc.	235,165	57,418
*	Enovis Corp.	1,812,199	56,831
*	Sotera Health Co.	5,061,761	56,287
*	Amicus Therapeutics Inc.	9,706,795	55,620
*	GeneDx Holdings Corp. Class A	601,390	55,514
*	Ideaya Biosciences Inc.	2,623,632	55,149
*	Progyny Inc.	2,497,765	54,951
	Select Medical Holdings Corp.	3,604,015	54,709
	LeMaitre Vascular Inc.	655,664	54,453
*	Beam Therapeutics Inc.	3,187,142	54,213
*	Supernus Pharmaceuticals Inc.	1,719,598	54,202
*	Apogee Therapeutics Inc.	1,244,975	54,069
*	Denali Therapeutics Inc.	3,805,508	53,239
	CONMED Corp.	1,006,885	52,439
*	Adaptive Biotechnologies Corp.	4,489,403	52,302
*	Sarepta Therapeutics Inc.	3,025,502	51,736
*,1	Summit Therapeutics Inc.	2,416,066	51,414
*	Brookdale Senior Living Inc.	7,376,506	51,340
*,1	GRAIL Inc.	995,761	51,202
*,1	CG oncology Inc.	1,952,318	50,760
*	Phreesia Inc.	1,780,109	50,662
*	Harmony Biosciences Holdings Inc.	1,584,097	50,057
*	Surgery Partners Inc.	2,237,853	49,747
*	Tarsus Pharmaceuticals Inc.	1,214,456	49,198
*	AtriCure Inc.	1,491,777	48,886
*	Arcutis Biotherapeutics Inc.	3,462,121	48,539
*	Teladoc Health Inc.	5,532,997	48,192
*	89bio Inc.	4,805,776	47,193
*	Amneal Pharmaceuticals Inc.	5,732,702	46,378
*	Certara Inc.	3,905,259	45,692
*	Ocular Therapeutix Inc.	4,807,531	44,614
*	Celldex Therapeutics Inc.	2,182,995	44,424
	National HealthCare Corp.	398,862	42,682
*	Travere Therapeutics Inc.	2,850,386	42,186
*	Biohaven Ltd.	2,897,463	40,883
*	Omnicell Inc.	1,376,605	40,472
*	Evolent Health Inc. Class A	3,567,642	40,172
*	Tandem Diabetes Care Inc.	2,149,601	40,069
25

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Artivion Inc.	1,279,350	39,788
*	Alphatec Holdings Inc.	3,580,417	39,743
*	Dynavax Technologies Corp.	3,992,526	39,606
*	Innoviva Inc.	1,969,323	39,564
*	Pediatrix Medical Group Inc.	2,756,501	39,556
*	Azenta Inc.	1,272,959	39,182
*	ANI Pharmaceuticals Inc.	600,050	39,153
*	10X Genomics Inc. Class A	3,328,264	38,541
*	Disc Medicine Inc.	722,671	38,273
*	Edgewise Therapeutics Inc.	2,886,010	37,836
	US Physical Therapy Inc.	482,821	37,757
*	Astrana Health Inc.	1,492,361	37,130
*	Vera Therapeutics Inc. Class A	1,536,521	36,200
*	Healthcare Services Group Inc.	2,360,179	35,473
*,1	Immunovant Inc.	2,173,807	34,781
*	MannKind Corp.	9,286,445	34,731
*	Kiniksa Pharmaceuticals International plc Class A	1,218,354	33,712
*	Clover Health Investments Corp. Class A	12,013,130	33,517
*	Neogen Corp.	6,999,410	33,457
*	Pacira BioSciences Inc.	1,397,193	33,393
*	CareDx Inc.	1,642,354	32,092
*	Viridian Therapeutics Inc.	2,286,868	31,970
*,1	ARS Pharmaceuticals Inc.	1,793,862	31,303
*	AdaptHealth Corp. Class A	3,319,234	31,300
*,1	Novavax Inc.	4,907,704	30,919
*	Niagen Bioscience Inc.	2,123,415	30,598
*	BioLife Solutions Inc.	1,414,454	30,467
*,1	Intellia Therapeutics Inc.	3,235,643	30,350
*	NeoGenomics Inc.	4,124,195	30,148
*	Harrow Inc.	978,489	29,883
*	Pennant Group Inc.	992,242	29,618
*,1	Cidara Therapeutics Inc.	605,417	29,490
*	CorMedix Inc.	2,393,171	29,484
*	Dyne Therapeutics Inc.	3,076,924	29,292
*	Akebia Therapeutics Inc.	7,965,281	28,994
*	Collegium Pharmaceutical Inc.	979,172	28,954
*	Praxis Precision Medicines Inc.	688,288	28,943
*	Ardelyx Inc.	7,259,804	28,458
*	Nurix Therapeutics Inc.	2,469,268	28,125
*,1	Enliven Therapeutics Inc.	1,384,893	27,781
*	Janux Therapeutics Inc.	1,202,063	27,768
*	Geron Corp.	19,659,899	27,720
*	Amphastar Pharmaceuticals Inc.	1,168,963	26,839
*	Verve Therapeutics Inc.	2,362,923	26,536
*	Avadel Pharmaceuticals plc ADR	2,938,217	26,003
*	Integra LifeSciences Holdings Corp.	2,096,626	25,726
*	Liquidia Corp.	2,054,958	25,605
*	Spyre Therapeutics Inc.	1,705,977	25,538
*	Cogent Biosciences Inc.	3,471,424	24,925
*	Syndax Pharmaceuticals Inc.	2,618,960	24,527
*	SI-BONE Inc.	1,294,481	24,362
*,1	Anavex Life Sciences Corp.	2,593,790	23,915
*,1	LENZ Therapeutics Inc.	811,477	23,784
*	Zymeworks Inc.	1,886,057	23,670
*	Xeris Biopharma Holdings Inc.	4,902,030	22,892
*	agilon health Inc.	9,864,763	22,689
*,1	Hinge Health Inc. Class A	437,023	22,616
*	Owens & Minor Inc.	2,380,833	21,666
*	MiMedx Group Inc.	3,530,540	21,572
	HealthStream Inc.	770,118	21,309
*	Immunome Inc.	2,242,522	20,855
*,1	ImmunityBio Inc.	7,450,805	19,670
*,1	ORIC Pharmaceuticals Inc.	1,937,813	19,669
*	EyePoint Pharmaceuticals Inc.	2,071,168	19,490
*,1	STAAR Surgical Co.	1,156,761	19,410
*,1	ArriVent Biopharma Inc.	850,231	18,510
*	Relay Therapeutics Inc.	5,285,324	18,287
	Embecta Corp.	1,878,178	18,200
*,1	Upstream Bio Inc.	1,647,582	18,090
*	Vir Biotechnology Inc.	3,585,500	18,071
26

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Iovance Biotherapeutics Inc.	10,464,409	17,999
*,1	Dianthus Therapeutics Inc.	966,019	17,997
*,1	Stoke Therapeutics Inc.	1,574,196	17,867
*	Avanos Medical Inc.	1,446,209	17,702
*	Xencor Inc.	2,249,935	17,684
*	Arcus Biosciences Inc.	2,154,886	17,541
*,1	Nuvation Bio Inc.	8,958,293	17,469
*	Trevi Therapeutics Inc.	3,192,140	17,461
*	Castle Biosciences Inc.	844,785	17,251
*	Mineralys Therapeutics Inc.	1,236,917	16,735
*,1	Ceribell Inc.	889,379	16,658
*	Sage Therapeutics Inc.	1,820,979	16,607
	Phibro Animal Health Corp. Class A	642,414	16,407
*	OPKO Health Inc.	12,372,650	16,332
*	Replimune Group Inc.	1,743,248	16,195
*	Evolus Inc.	1,725,659	15,893
*	Kura Oncology Inc.	2,753,080	15,885
*	PACS Group Inc.	1,228,628	15,874
*	Day One Biopharmaceuticals Inc.	2,439,880	15,859
*	KalVista Pharmaceuticals Inc.	1,398,334	15,808
*,1	Taysha Gene Therapies Inc.	6,780,112	15,662
*	LifeStance Health Group Inc.	3,019,867	15,613
	iRadimed Corp.	260,303	15,564
*	RxSight Inc.	1,184,624	15,400
*,1	Semler Scientific Inc.	395,374	15,317
*,1	Phathom Pharmaceuticals Inc.	1,588,583	15,235
*,1	AnaptysBio Inc.	683,746	15,179
*	Arvinas Inc.	2,054,981	15,125
*,1	Arbutus Biopharma Corp.	4,871,015	15,051
*	Enhabit Inc.	1,549,354	14,936
*,1	Ginkgo Bioworks Holdings Inc. Class A	1,314,365	14,787
*	Amylyx Pharmaceuticals Inc.	2,297,241	14,725
*	Axogen Inc.	1,352,104	14,670
*	Keros Therapeutics Inc.	1,092,345	14,583
*	Myriad Genetics Inc.	2,714,073	14,412
*	Fortrea Holdings Inc.	2,897,868	14,315
*	Zevra Therapeutics Inc.	1,619,763	14,270
*	LifeMD Inc.	1,024,529	13,954
*	GoodRx Holdings Inc. Class A	2,801,539	13,952
*,1	Metsera Inc.	486,285	13,835
*	Community Health Systems Inc.	3,993,924	13,579
*,1	Claritev Corp.	299,782	13,529
*,1	Nutex Health Inc.	108,452	13,501
*	Orthofix Medical Inc.	1,184,189	13,204
*	Celcuity Inc.	984,559	13,144
*,1	Bicara Therapeutics Inc.	1,392,155	12,933
*	Theravance Biopharma Inc.	1,162,717	12,825
*,1	aTyr Pharma Inc.	2,515,121	12,752
*	Fulcrum Therapeutics Inc.	1,852,255	12,744
*	Cullinan Therapeutics Inc.	1,676,546	12,624
*	Surmodics Inc.	422,044	12,539
*,1	Delcath Systems Inc.	917,555	12,479
*	Fulgent Genetics Inc.	627,049	12,466
*,1	Capricor Therapeutics Inc.	1,234,475	12,258
[1]	Oruka Therapeutics Inc.	1,086,113	12,175
*	AngioDynamics Inc.	1,209,927	12,002
*	Savara Inc.	5,215,340	11,891
*	Cytek Biosciences Inc.	3,497,462	11,891
*	Tourmaline Bio Inc.	740,614	11,842
*	REGENXBIO Inc.	1,431,245	11,751
[1]	Jade Biosciences Inc.	1,173,731	11,726
*,1	Personalis Inc.	1,782,635	11,694
*,1	CytomX Therapeutics Inc.	5,057,562	11,481
*	Varex Imaging Corp.	1,322,436	11,466
*,1	Sana Biotechnology Inc.	4,194,546	11,451
*,1	Tango Therapeutics Inc.	2,203,951	11,284
*,1	Pacific Biosciences of California Inc.	8,991,700	11,150
*,1	XOMA Royalty Corp.	438,710	11,055
*	Standard BioTools Inc.	9,171,532	11,006
*,1	Outset Medical Inc.	566,660	10,886
27

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Altimmune Inc.	2,786,003	10,782
*	OrthoPediatrics Corp.	498,064	10,698
*	Talkspace Inc.	3,795,294	10,551
*,1	Septerna Inc.	995,207	10,519
*	TruBridge Inc.	448,694	10,508
*,1	Absci Corp.	4,045,274	10,396
*	Rigel Pharmaceuticals Inc.	548,780	10,279
*	Emergent BioSolutions Inc.	1,609,658	10,270
*,1	Rezolute Inc.	2,277,277	10,157
*,1	Eton Pharmaceuticals Inc.	701,504	9,996
*	Ardent Health Inc.	728,246	9,948
*,1	Butterfly Network Inc. Class A	4,964,947	9,930
	National Research Corp.	589,022	9,896
*	ClearPoint Neuro Inc.	826,505	9,868
*,1	Nektar Therapeutics	381,648	9,862
*,1	Senseonics Holdings Inc.	20,518,786	9,775
*,1	Heron Therapeutics Inc.	4,683,800	9,695
*	Maravai LifeSciences Holdings Inc. Class A	4,021,290	9,691
*	Erasca Inc.	7,490,560	9,513
*	NeuroPace Inc.	848,411	9,451
*	Arcturus Therapeutics Holdings Inc.	724,722	9,429
*,1	SELLAS Life Sciences Group Inc.	4,271,390	9,354
*,1	Pulse Biosciences Inc.	616,411	9,302
*,1	Solid Biosciences Inc.	1,909,682	9,300
*,1	Quantum-Si Inc.	4,702,886	9,218
*,1	Rapport Therapeutics Inc.	802,093	9,120
*,1	SANUWAVE Health Inc.	271,600	8,925
*,1	Ocugen Inc.	9,074,589	8,806
*	Atea Pharmaceuticals Inc.	2,428,241	8,742
*,1	Aura Biosciences Inc.	1,396,395	8,741
*,1	Monte Rosa Therapeutics Inc.	1,921,301	8,665
*	Treace Medical Concepts Inc.	1,458,503	8,576
*	Olema Pharmaceuticals Inc.	2,003,245	8,534
*,1	MBX Biosciences Inc.	738,145	8,422
*,1	Verastem Inc.	2,025,640	8,406
*	Astria Therapeutics Inc.	1,562,933	8,377
*,1	Gossamer Bio Inc.	6,764,312	8,320
*	Zimvie Inc.	884,111	8,266
*	Vanda Pharmaceuticals Inc.	1,742,646	8,225
*	Terns Pharmaceuticals Inc.	2,170,595	8,096
[1]	SIGA Technologies Inc.	1,236,605	8,063
*,1	Humacyte Inc.	3,809,492	7,962
*,1	Aquestive Therapeutics Inc.	2,404,170	7,958
*	Health Catalyst Inc.	2,110,192	7,955
*	Aveanna Healthcare Holdings Inc.	1,520,296	7,951
*	Cerus Corp.	5,535,900	7,806
*,1	Tyra Biosciences Inc.	812,118	7,772
*,1	Precigen Inc.	5,453,567	7,744
*	iTeos Therapeutics Inc.	770,591	7,683
*	Quanterix Corp.	1,148,775	7,639
*	Abeona Therapeutics Inc.	1,325,523	7,529
*,1	Kestra Medical Technologies Ltd.	446,828	7,408
*,1	Corvus Pharmaceuticals Inc.	1,843,381	7,374
*	Tactile Systems Technology Inc.	716,618	7,267
*,1	Organogenesis Holdings Inc. Class A	1,975,344	7,230
*	Annexon Inc.	3,009,244	7,222
*	OptimizeRx Corp.	506,691	6,840
*,1	Bioventus Inc. Class A	1,031,474	6,828
*	Aldeyra Therapeutics Inc.	1,781,414	6,823
*,1	Compass Therapeutics Inc.	2,612,365	6,792
*	Rocket Pharmaceuticals Inc.	2,768,265	6,782
*,1	Inozyme Pharma Inc.	1,687,803	6,751
*,1	Cardiff Oncology Inc.	2,125,015	6,694
*	OraSure Technologies Inc.	2,201,925	6,606
*,1	Fennec Pharmaceuticals Inc.	793,418	6,585
*,1	Tectonic Therapeutic Inc.	325,556	6,469
*,1	Alumis Inc.	2,153,997	6,462
*	Viemed Healthcare Inc.	932,827	6,446
*	Entrada Therapeutics Inc.	952,640	6,402
*,1	Lifecore Biomedical Inc.	788,127	6,400
28

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Neuronetics Inc.	1,806,807	6,306
*	Vigil Neuroscience Inc.	787,940	6,264
*,1	Sionna Therapeutics Inc.	360,028	6,246
*,1	Tvardi Therapeutics Inc.	264,119	6,162
*	MaxCyte Inc.	2,811,462	6,129
*,1	Oncology Institute Inc.	2,989,811	6,129
*,1	Zenas Biopharma Inc.	630,605	6,111
*,1	Esperion Therapeutics Inc.	6,179,587	6,083
*,1	Beta Bionics Inc.	408,560	5,949
*,1	Benitec Biopharma Inc.	506,023	5,920
*	Codexis Inc.	2,425,798	5,919
	Utah Medical Products Inc.	103,968	5,918
*	Sonida Senior Living Inc.	235,654	5,880
*,1	Perspective Therapeutics Inc.	1,694,586	5,829
*,1	Sagimet Biosciences Inc. Class A	763,985	5,822
*	4D Molecular Therapeutics Inc.	1,537,368	5,704
*,1	Editas Medicine Inc.	2,591,876	5,702
*,1	Lexeo Therapeutics Inc.	1,409,158	5,665
*,1	908 Devices Inc.	792,157	5,648
*	Electromed Inc.	253,800	5,581
*,1	Neurogene Inc.	372,932	5,575
*,1	RAPT Therapeutics Inc.	689,132	5,513
*,1	Gyre Therapeutics Inc.	745,900	5,482
*	Joint Corp.	469,145	5,414
*	Voyager Therapeutics Inc.	1,713,895	5,330
*,1	Inhibrx Biosciences Inc.	369,929	5,279
*,1	Omeros Corp.	1,732,641	5,198
*,1	Prime Medicine Inc.	2,095,110	5,175
*	Inogen Inc.	733,584	5,157
*,1	Eledon Pharmaceuticals Inc.	1,884,143	5,106
*,1	BioSig Technologies Inc.	694,493	4,959
*	Foghorn Therapeutics Inc.	1,052,025	4,945
*	Cargo Therapeutics Inc.	1,193,141	4,916
*,1	Forte Biosciences Inc.	380,077	4,914
*,1	BioAge Labs Inc.	1,178,888	4,869
*,1	Lexicon Pharmaceuticals Inc.	5,147,609	4,868
*,1	Allogene Therapeutics Inc.	4,278,056	4,834
*	Enanta Pharmaceuticals Inc.	629,597	4,760
*	Y-mAbs Therapeutics Inc.	1,040,061	4,691
*	Anika Therapeutics Inc.	439,412	4,649
*,1	CareCloud Inc.	1,957,092	4,619
*	Aclaris Therapeutics Inc.	3,247,458	4,611
*	OmniAb Inc.	2,642,249	4,598
*,1	Aardvark Therapeutics Inc.	337,335	4,561
*	Puma Biotechnology Inc.	1,314,776	4,510
*,1	Inhibikase Therapeutics Inc.	2,277,400	4,441
*,1	Candel Therapeutics Inc.	866,650	4,385
*,1	Avita Medical Inc.	826,889	4,374
*,1	scPharmaceuticals Inc.	1,138,835	4,339
*	DocGo Inc.	2,731,413	4,288
*,1	Pro-Dex Inc.	98,013	4,277
*	FONAR Corp.	283,133	4,236
	Acme United Corp.	101,604	4,211
*,1	Sight Sciences Inc.	1,012,101	4,180
*	CVRx Inc.	701,380	4,124
*	Kodiak Sciences Inc.	1,097,939	4,095
*	Accuray Inc.	2,983,435	4,087
*,1	Lineage Cell Therapeutics Inc.	4,416,552	4,008
*	KORU Medical Systems Inc.	1,115,375	3,993
*,1	Cabaletta Bio Inc.	2,615,517	3,976
*	InfuSystem Holdings Inc.	627,608	3,916
*	Third Harmonic Bio Inc.	719,662	3,908
*,1	Microbot Medical Inc.	1,543,199	3,889
*	Ventyx Biosciences Inc.	1,777,604	3,804
*,1	Larimar Therapeutics Inc.	1,305,372	3,773
*	RCM Technologies Inc.	159,719	3,765
*	LENSAR Inc.	282,930	3,726
*,1	TuHURA Biosciences Inc.	1,652,880	3,686
*	Stereotaxis Inc.	1,737,008	3,682
*	Alector Inc.	2,470,991	3,459
29

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Achieve Life Sciences Inc.	1,517,721	3,430
*,1	Biote Corp. Class A	850,427	3,419
*	Fate Therapeutics Inc.	3,049,285	3,415
*,1	Caribou Biosciences Inc.	2,701,894	3,404
*,1	Seer Inc. Class A	1,582,055	3,386
*,1	Spero Therapeutics Inc.	1,166,116	3,382
*,1	Agenus Inc.	739,881	3,381
*,1	DiaMedica Therapeutics Inc.	857,669	3,345
*	American Well Corp. Class A	373,252	3,318
*,1	Black Diamond Therapeutics Inc.	1,329,831	3,298
*,1	Atossa Therapeutics Inc.	3,939,441	3,270
*,1	Sangamo Therapeutics Inc.	5,985,161	3,240
*	Coya Therapeutics Inc.	556,780	3,201
*,1	Vaxart Inc.	7,045,349	3,184
*	Exagen Inc.	446,716	3,118
*,1	Protara Therapeutics Inc.	1,023,901	3,102
*	Anixa Biosciences Inc.	927,841	3,062
*	Pulmonx Corp.	1,181,271	3,059
*	Ironwood Pharmaceuticals Inc. Class A	4,191,309	3,006
*,1	Cartesian Therapeutics Inc.	287,991	2,992
*,1	C4 Therapeutics Inc.	2,073,235	2,965
*	iCAD Inc.	771,983	2,941
*,1	Korro Bio Inc.	235,299	2,939
*,1	Galectin Therapeutics Inc.	1,385,631	2,924
*	Sanara Medtech Inc.	99,739	2,832
*,1	Kyverna Therapeutics Inc.	920,060	2,825
*,1	Nuvectis Pharma Inc.	365,513	2,730
*,1	Coherus Oncology Inc.	3,719,598	2,720
*	Design Therapeutics Inc.	800,901	2,699
*,1	Corbus Pharmaceuticals Holdings Inc.	384,134	2,651
*,1	Biomea Fusion Inc.	1,467,873	2,642
*,1	Contineum Therapeutics Inc. Class A	661,883	2,628
*,1	Maze Therapeutics Inc.	213,855	2,624
*,1	Genelux Corp.	883,800	2,537
*,1	Lyell Immunopharma Inc.	282,217	2,495
*,1	Lucid Diagnostics Inc.	2,141,700	2,463
*,1	Immuneering Corp. Class A	722,788	2,436
*,1	Nkarta Inc.	1,451,558	2,410
*,1	Skye Bioscience Inc.	574,111	2,400
*	Sensus Healthcare Inc.	504,931	2,393
*	MacroGenics Inc.	1,974,134	2,389
*	Vistagen Therapeutics Inc.	1,188,817	2,378
*	Assembly Biosciences Inc.	130,307	2,361
*,1	Jasper Therapeutics Inc.	421,115	2,337
*	Innovage Holding Corp.	630,750	2,327
*,1	Cassava Sciences Inc.	1,283,511	2,323
*,1	Inovio Pharmaceuticals Inc.	1,132,817	2,305
*,1	Unicycive Therapeutics Inc.	479,750	2,288
*	Tela Bio Inc.	1,178,290	2,286
*	Apyx Medical Corp.	1,010,818	2,274
*	Rapid Micro Biosystems Inc. Class A	654,398	2,258
*,1	Vor BioPharma Inc.	1,385,613	2,245
*,1	Instil Bio Inc.	102,911	2,144
*,1	Seres Therapeutics Inc.	192,822	2,142
*,1	Invivyd Inc.	2,946,450	2,107
*,1	Sera Prognostics Inc. Class A	760,813	2,107
*	Pliant Therapeutics Inc.	1,790,694	2,077
*,1	AirSculpt Technologies Inc.	412,551	1,993
*	TScan Therapeutics Inc.	1,370,394	1,987
*,1	Elicio Therapeutics Inc.	257,266	1,986
*	enVVeno Medical Corp.	475,825	1,899
*,1	Assertio Holdings Inc.	2,927,352	1,877
*,1	Myomo Inc.	866,170	1,871
*,1	Orchestra BioMed Holdings Inc.	698,140	1,871
*,1	Journey Medical Corp.	258,291	1,855
*,1	XBiotech Inc.	623,356	1,851
*,1	Zynex Inc.	711,988	1,837
*,1	Immunic Inc.	2,629,603	1,834
*,1	Zentalis Pharmaceuticals Inc.	1,579,228	1,832
*,1	Tenaya Therapeutics Inc.	2,880,619	1,761
30

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Champions Oncology Inc.	235,738	1,737
*,1	Sutro Biopharma Inc.	2,415,594	1,724
*,1	Hyperfine Inc.	2,390,349	1,720
*	Context Therapeutics Inc.	2,605,700	1,707
*,1	Neumora Therapeutics Inc.	2,321,231	1,702
*,1	CytoSorbents Corp.	1,302,216	1,667
*,1	Inotiv Inc.	908,428	1,653
*,1	Alpha Teknova Inc.	336,258	1,651
*	PMV Pharmaceuticals Inc.	1,524,487	1,616
*,1	CervoMed Inc.	255,642	1,607
*	Elutia Inc. Class A	802,816	1,590
*,1	Fractyl Health Inc.	981,758	1,590
*,1	Alto Neuroscience Inc.	721,236	1,587
*	Clearside Biomedical Inc.	1,970,683	1,577
*,1	Monogram Technologies Inc.	542,841	1,569
*,1	Outlook Therapeutics Inc.	963,411	1,541
*	HilleVax Inc.	758,058	1,509
*,1	Pyxis Oncology Inc.	1,294,689	1,424
*,1	Caris Life Sciences Inc.	53,231	1,422
*	Quince Therapeutics Inc.	861,392	1,421
*	Ikena Oncology Inc.	1,051,228	1,409
*,1	RenovoRx Inc.	1,056,797	1,395
*,1	TriSalus Life Sciences Inc.	255,717	1,394
*,1	Greenwich Lifesciences Inc.	153,459	1,392
*,1	PDS Biotechnology Corp.	1,017,177	1,353
*	Acumen Pharmaceuticals Inc.	1,146,316	1,330
*,1	Actinium Pharmaceuticals Inc.	938,633	1,314
*	ImmuCell Corp.	185,034	1,288
*	Nautilus Biotechnology Inc.	1,745,090	1,265
*	Adicet Bio Inc.	2,072,101	1,264
*,1	Adverum Biotechnologies Inc.	586,245	1,260
[1]	Dominari Holdings Inc.	231,248	1,258
*,1	OnKure Therapeutics Inc. Class A	521,311	1,246
*	Grace Therapeutics Inc.	409,100	1,215
*	Mural Oncology plc	482,632	1,192
*,1	Akoya Biosciences Inc.	882,321	1,147
*,1	Actuate Therapeutics Inc.	186,243	1,138
*	Xtant Medical Holdings Inc.	1,532,035	1,132
*,1	Inmune Bio Inc.	489,514	1,131
*,1	Metagenomi Inc.	759,995	1,125
*,1	Fortress Biotech Inc.	598,041	1,112
*,1	Annovis Bio Inc.	510,628	1,108
*,1	Climb Bio Inc.	876,321	1,087
*,1	MAIA Biotechnology Inc.	599,462	1,079
*	Cue Biopharma Inc.	1,560,377	1,065
*,1	ModivCare Inc.	336,149	1,049
*,1	Telomir Pharmaceuticals Inc.	833,230	1,042
*	Shattuck Labs Inc.	1,314,560	1,041
*	Immix Biopharma Inc.	499,290	1,034
*,1	Mersana Therapeutics Inc.	3,470,892	1,027
*	Forian Inc.	507,760	995
*,1	Nutriband Inc.	125,265	986
*,1	Karyopharm Therapeutics Inc.	228,100	983
*,1	Werewolf Therapeutics Inc.	895,747	976
*,1	Applied Therapeutics Inc.	3,104,435	966
*,1	Renovaro Inc.	3,341,900	965
*,1	Tevogen Bio Holdings Inc.	771,614	965
*,1	Scilex Holding Co.	162,400	957
*	Milestone Scientific Inc.	1,482,454	944
*	Cumberland Pharmaceuticals Inc.	280,820	941
*	Whitehawk Therapeutics Inc.	499,926	935
*,1	Surrozen Inc.	103,810	928
*,1	Atara Biotherapeutics Inc.	120,258	928
*	Kezar Life Sciences Inc.	189,956	870
*	Vivani Medical Inc.	643,644	830
*,1	NRX Pharmaceuticals Inc.	251,760	821
*	Lantern Pharma Inc.	256,113	809
*	AN2 Therapeutics Inc.	749,421	794
*	Serina Therapeutics Inc.	128,554	792
*,1	SCYNEXIS Inc.	1,169,372	789
31

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	NeueHealth Inc.	114,269	788
*,1	Spectral AI Inc.	307,636	763
*,1	ElectroCore Inc.	143,775	759
*	HeartBeam Inc.	604,612	756
*,1	Precision BioSciences Inc.	174,932	735
*	Century Therapeutics Inc.	1,314,621	734
*,1	Tempest Therapeutics Inc.	107,237	729
*,1	Aligos Therapeutics Inc.	99,658	719
*	Vicarious Surgical Inc. Class A	95,077	713
*,1	Omada Health Inc.	38,750	709
*	Precision Optics Corp. Inc.	143,015	696
*	Rockwell Medical Inc.	813,395	690
*,1	Verrica Pharmaceuticals Inc.	1,297,961	688
*,1	Celularity Inc. Class A	337,262	661
*	Modular Medical Inc.	876,658	653
*,1	Biodesix Inc.	2,297,112	648
*	Rein Therapeutics Inc.	459,955	644
*	Opus Genetics Inc.	675,815	637
*,1	FibroGen Inc.	116,674	618
*	VYNE Therapeutics Inc.	373,319	616
*	Femasys Inc.	633,000	611
*,1	Elevation Oncology Inc.	1,635,650	600
*	Passage Bio Inc.	1,496,581	599
*	Ovid therapeutics Inc.	1,792,791	591
*	Dyadic International Inc.	596,383	590
*	Dare Bioscience Inc.	245,504	587
*	Prelude Therapeutics Inc.	720,427	583
*,1	Insight Molecular Diagnostics Inc.	190,706	576
*,1	Lisata Therapeutics Inc.	195,553	563
*,1	Harvard Bioscience Inc.	1,261,693	560
*	Durect Corp.	879,761	559
*,1	KALA BIO Inc.	115,442	550
*	Nephros Inc.	131,820	539
*,1	PepGen Inc.	482,711	536
*	Curis Inc.	220,311	511
*,1	Fibrobiologics Inc.	815,371	507
*,1	Xilio Therapeutics Inc.	739,563	503
*,1	IGM Biosciences Inc.	448,609	502
	Cryo-Cell International Inc.	96,757	502
*	Generation Bio Co.	1,557,423	499
*	MEI Pharma Inc.	201,106	497
*,1	vTv Therapeutics Inc. Class A	33,666	496
*,1	NanoViricides Inc.	352,189	493
*	Acrivon Therapeutics Inc.	412,429	491
*,1	BioAtla Inc.	1,217,064	482
*	Reviva Pharmaceuticals Holdings Inc.	1,218,211	464
*	Lipocine Inc.	145,893	461
*	Boundless Bio Inc.	454,911	459
*,1	BioVie Inc.	476,338	441
*	CalciMedica Inc.	273,016	418
*,1	Cadrenal Therapeutics Inc.	34,005	410
*,1	ALX Oncology Holdings Inc.	984,586	409
*,1	SAB Biotherapeutics Inc.	232,567	407
*,1	OneMedNet Corp.	703,000	401
*,1	Envoy Medical Inc.	279,033	396
*	Clene Inc.	95,555	374
*,1	IRIDEX Corp.	410,635	362
*	Co-Diagnostics Inc.	1,276,024	358
*,1	CEL-SCI Corp.	152,766	350
*,1	Athira Pharma Inc.	1,072,638	324
*,1	CAMP4 Therapeutics Corp.	218,072	316
*,1	Cognition Therapeutics Inc.	1,009,905	313
*,1	Crescent Biopharma Inc.	19,252	311
*	Minerva Neurosciences Inc.	175,805	302
*,1	X4 Pharmaceuticals Inc.	159,100	302
*,1	TherapeuticsMD Inc.	249,657	290
*	Hookipa Pharma Inc.	228,385	287
*,1	Armata Pharmaceuticals Inc.	150,088	285
*	Cocrystal Pharma Inc.	191,359	285
*	Marker Therapeutics Inc.	185,696	284
32

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Q32 Bio Inc.	190,796	284
*	NextCure Inc.	613,827	282
*	Bolt Biotherapeutics Inc.	48,208	281
*	Retractable Technologies Inc.	421,212	269
*,1	Rani Therapeutics Holdings Inc. Class A	518,702	267
*,1	Cellectar Biosciences Inc.	35,756	254
*,1	Aprea Therapeutics Inc.	145,280	247
*	Kalaris Therapeutics Inc.	91,784	245
*,1	Senti Biosciences Inc.	115,447	244
*	American Shared Hospital Services	100,218	242
*,1	Estrella Immunopharma Inc.	273,862	235
*,1	Leap Therapeutics Inc.	754,737	224
*	Rallybio Corp.	649,662	220
*,1	Sensei Biotherapeutics Inc.	24,110	207
*	P3 Health Partners Inc.	28,977	183
*	UNITY Biotechnology Inc.	478,305	182
*,1	Equillium Inc.	570,835	180
*,1	Lyra Therapeutics Inc.	19,850	178
*	Synlogic Inc.	139,449	177
*	Anebulo Pharmaceuticals Inc.	121,000	174
*,1	Beyond Air Inc.	879,430	152
*,1	Bullfrog AI Holdings Inc.	95,347	144
*	Strata Skin Sciences Inc.	59,640	137
*	PharmaCyte Biotech Inc.	119,528	131
*,1	MiNK Therapeutics Inc.	15,149	113
*,1	ProKidney Corp. Class A	154,360	91
*	Nexgel Inc.	25,649	66
*,1	IN8bio Inc.	31,749	66
*	Artiva Biotherapeutics Inc.	26,848	41
*	Neuraxis Inc.	10,236	25
*	MetaVia Inc.	35,562	23
*,2	Aravive Inc.	368,501	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
*	Impact BioMedical Inc.	10	—
			176,516,671
Industrials (12.8%)
	Visa Inc. Class A	54,583,278	19,379,793
	Mastercard Inc. Class A	26,074,930	14,652,546
	GE Aerospace	32,570,694	8,383,371
	RTX Corp.	42,954,169	6,272,168
	Accenture plc Class A	20,124,826	6,015,109
	Caterpillar Inc.	15,118,853	5,869,290
*	Boeing Co.	24,246,118	5,080,289
	American Express Co.	15,768,034	5,029,687
	Honeywell International Inc.	20,663,101	4,812,023
	GE Vernova Inc.	8,777,963	4,644,859
	Eaton Corp. plc	12,583,640	4,492,234
	Union Pacific Corp.	19,200,356	4,417,618
	Capital One Financial Corp.	20,574,747	4,377,483
	Deere & Co.	8,291,788	4,216,291
	Automatic Data Processing Inc.	13,045,438	4,023,213
	Lockheed Martin Corp.	7,533,103	3,488,881
	Trane Technologies plc	7,168,222	3,135,452
*	Fiserv Inc.	17,842,132	3,076,162
	Parker-Hannifin Corp.	4,108,459	2,869,635
	TransDigm Group Inc.	1,806,026	2,746,315
	3M Co.	17,311,446	2,635,495
	Sherwin-Williams Co.	7,250,393	2,489,495
	Cintas Corp.	11,029,520	2,458,149
	Howmet Aerospace Inc.	12,983,712	2,416,658
	Emerson Electric Co.	18,090,030	2,411,944
	United Parcel Service Inc. Class B	23,573,342	2,379,493
*	PayPal Holdings Inc.	31,293,291	2,325,717
	Northrop Grumman Corp.	4,629,518	2,314,666
	Johnson Controls International plc	21,154,771	2,234,367
	Illinois Tool Works Inc.	8,943,098	2,211,181
	General Dynamics Corp.	7,331,569	2,138,325
	CRH plc	21,724,053	1,994,268
33

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	CSX Corp.	60,370,202	1,969,880
*	Axon Enterprise Inc.	2,378,875	1,969,566
	Carrier Global Corp.	26,198,719	1,917,484
	Norfolk Southern Corp.	7,248,008	1,855,273
	Quanta Services Inc.	4,767,342	1,802,437
	PACCAR Inc.	16,597,750	1,577,782
	United Rentals Inc.	2,091,973	1,576,092
	FedEx Corp.	6,929,887	1,575,233
	WW Grainger Inc.	1,465,338	1,524,303
	Paychex Inc.	10,419,288	1,515,590
	L3Harris Technologies Inc.	6,013,688	1,508,474
	Cummins Inc.	4,430,263	1,450,911
	Verisk Analytics Inc.	4,493,839	1,399,831
	Ferguson Enterprises Inc.	6,390,732	1,391,582
	Fidelity National Information Services Inc.	16,914,598	1,377,017
*	Fair Isaac Corp.	743,533	1,359,149
	AMETEK Inc.	7,422,768	1,343,224
	Otis Worldwide Corp.	12,690,458	1,256,609
*	Block Inc. Class A	17,861,381	1,213,324
	Rockwell Automation Inc.	3,625,154	1,204,167
	Westinghouse Air Brake Technologies Corp.	5,502,812	1,152,014
	Vulcan Materials Co.	4,250,528	1,108,623
	Ingersoll Rand Inc.	12,987,006	1,080,259
	Martin Marietta Materials Inc.	1,937,156	1,063,421
	Equifax Inc.	3,995,956	1,036,431
	Xylem Inc.	7,827,537	1,012,570
	Old Dominion Freight Line Inc.	6,126,669	994,358
*	Keysight Technologies Inc.	5,565,961	912,038
	PPG Industries Inc.	7,309,078	831,408
	DuPont de Nemours Inc.	12,115,869	831,027
	HEICO Corp. Class A	3,189,166	825,197
	Synchrony Financial	12,252,322	817,720
	Dover Corp.	4,402,856	806,735
*	Mettler-Toledo International Inc.	667,967	784,674
*	Teledyne Technologies Inc.	1,507,233	772,171
	EMCOR Group Inc.	1,435,875	768,035
	Veralto Corp.	7,569,619	764,153
	Smurfit WestRock plc	16,771,635	723,696
*	Corpay Inc.	2,157,182	715,796
	Hubbell Inc. Class B	1,716,878	701,190
	Comfort Systems USA Inc.	1,135,490	608,861
	Dow Inc.	22,719,491	601,612
	Curtiss-Wright Corp.	1,211,253	591,758
	Lennox International Inc.	1,024,833	587,475
*	Trimble Inc.	7,677,990	583,374
	Fortive Corp.	10,935,442	570,065
*	Affirm Holdings Inc. Class A	8,167,100	564,673
	TransUnion	6,275,232	552,220
	Packaging Corp. of America	2,894,598	545,487
	Pentair plc	5,277,070	541,744
	Snap-on Inc.	1,676,942	521,831
	Carlisle Cos. Inc.	1,390,433	519,188
	Jacobs Solutions Inc.	3,866,140	508,204
*,1	Rocket Lab Corp.	14,114,908	504,890
*	Zebra Technologies Corp. Class A	1,636,468	504,621
	Expeditors International of Washington Inc.	4,395,188	502,150
	Ball Corp.	8,936,915	501,272
	Watsco Inc.	1,122,060	495,524
	AECOM	4,249,666	479,617
	Global Payments Inc.	5,889,852	471,424
	Woodward Inc.	1,910,776	468,312
	Textron Inc.	5,789,156	464,811
	Graco Inc.	5,365,286	461,254
	RPM International Inc.	4,126,494	453,254
*	XPO Inc.	3,588,527	453,195
	Masco Corp.	6,762,982	435,266
	IDEX Corp.	2,422,071	425,243
	BWX Technologies Inc.	2,940,595	423,622
	Jack Henry & Associates Inc.	2,350,709	423,527
	Booz Allen Hamilton Holding Corp.	3,997,695	416,280
34

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	API Group Corp.	8,031,379	410,002
	ITT Inc.	2,534,176	397,435
	Allegion plc	2,757,234	397,373
*	Builders FirstSource Inc.	3,381,529	394,591
*	ATI Inc.	4,535,989	391,637
	nVent Electric plc	5,307,848	388,800
	Crown Holdings Inc.	3,748,886	386,060
	FTAI Aviation Ltd.	3,297,427	379,336
	Owens Corning	2,727,440	375,078
	Lincoln Electric Holdings Inc.	1,799,890	373,153
*	Core & Main Inc. Class A	6,098,798	368,062
*,1	QXO Inc.	17,002,134	366,226
	JB Hunt Transport Services Inc.	2,547,227	365,782
	Nordson Corp.	1,650,430	353,803
	CH Robinson Worldwide Inc.	3,619,027	347,246
*	MasTec Inc.	2,028,796	345,768
	CNH Industrial NV	26,156,666	338,990
	Stanley Black & Decker Inc.	4,973,980	336,987
	AptarGroup Inc.	2,113,878	330,674
*	AeroVironment Inc.	1,102,269	314,092
	Regal Rexnord Corp.	2,133,975	309,341
	Tetra Tech Inc.	8,491,577	305,357
	Huntington Ingalls Industries Inc.	1,260,208	304,290
	Crane Co.	1,566,837	297,527
*	TopBuild Corp.	918,592	297,385
	Acuity Inc.	994,157	296,597
	Advanced Drainage Systems Inc.	2,496,606	286,760
	Applied Industrial Technologies Inc.	1,218,293	283,192
	WESCO International Inc.	1,495,717	277,007
*	Generac Holdings Inc.	1,892,626	271,043
*	Fluor Corp.	5,284,425	270,932
	Donaldson Co. Inc.	3,841,629	266,417
*	Paylocity Holding Corp.	1,417,987	256,925
	Allison Transmission Holdings Inc.	2,697,019	256,190
*	Kratos Defense & Security Solutions Inc.	5,352,357	248,617
	Genpact Ltd.	5,592,871	246,142
	A O Smith Corp.	3,723,169	244,128
*	Chart Industries Inc.	1,470,830	242,172
*,1	Aurora Innovation Inc. Class A	45,710,767	239,524
*	SPX Technologies Inc.	1,423,505	238,693
	HEICO Corp.	727,659	238,672
*	Saia Inc.	856,557	234,688
	Oshkosh Corp.	2,063,533	234,294
	Badger Meter Inc.	945,648	231,636
	Armstrong World Industries Inc.	1,393,921	226,429
	Toro Co.	3,186,477	225,220
	Esab Corp.	1,854,211	223,525
*	Middleby Corp.	1,548,727	223,017
	Knight-Swift Transportation Holdings Inc. Class A	4,966,347	219,662
	Flowserve Corp.	4,168,112	218,201
*	ExlService Holdings Inc.	4,960,040	217,200
*	Dycom Industries Inc.	887,753	216,958
	Watts Water Technologies Inc. Class A	882,328	216,956
*,1	Shift4 Payments Inc. Class A	2,179,551	216,015
*	Sterling Infrastructure Inc.	933,832	215,463
	MKS Inc.	2,165,417	215,156
	Eagle Materials Inc.	1,049,512	212,117
	AGCO Corp.	2,053,298	211,818
	Valmont Industries Inc.	644,834	210,583
*	Axalta Coating Systems Ltd.	7,041,596	209,065
	Simpson Manufacturing Co. Inc.	1,334,716	207,295
*	Kirby Corp.	1,806,772	204,906
	Graphic Packaging Holding Co.	9,662,568	203,590
	JBT Marel Corp.	1,678,105	201,809
	MSA Safety Inc.	1,198,637	200,808
	Ryder System Inc.	1,254,027	199,390
[1]	Federal Signal Corp.	1,868,888	198,887
	Fortune Brands Innovations Inc.	3,862,429	198,838
*	Itron Inc.	1,457,683	191,875
	Air Lease Corp. Class A	3,228,950	188,861
35

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Trex Co. Inc.	3,459,554	188,131
	Zurn Elkay Water Solutions Corp.	5,131,850	187,672
*	Gates Industrial Corp. plc	7,904,005	182,029
*	GXO Logistics Inc.	3,693,946	179,895
	Littelfuse Inc.	788,596	178,798
*	FTI Consulting Inc.	1,105,636	178,560
*	Mohawk Industries Inc.	1,688,240	176,995
*	Ralliant Corp.	3,649,696	176,974
	Vontier Corp.	4,764,950	175,827
	GATX Corp.	1,144,988	175,824
	Louisiana-Pacific Corp.	2,020,460	173,739
	Cognex Corp.	5,384,806	170,806
	Moog Inc. Class A	913,625	165,339
	AAON Inc.	2,236,986	164,978
*	Construction Partners Inc. Class A	1,522,362	161,797
*	WEX Inc.	1,094,959	160,839
	ESCO Technologies Inc.	835,372	160,283
*	Modine Manufacturing Co.	1,602,480	157,844
	Landstar System Inc.	1,127,171	156,699
*	ACI Worldwide Inc.	3,388,425	155,563
	CSW Industrials Inc.	539,309	154,690
	WillScot Holdings Corp.	5,616,800	153,900
*	Archer Aviation Inc. Class A	14,171,602	153,762
*,1	Bloom Energy Corp. Class A	6,362,857	152,200
*	Knife River Corp.	1,831,477	149,522
	Silgan Holdings Inc.	2,751,532	149,078
*,1	Joby Aviation Inc.	14,094,227	148,694
	Belden Inc.	1,264,322	146,409
	Sealed Air Corp.	4,690,620	145,550
	UL Solutions Inc. Class A	1,990,197	145,006
*	Spirit AeroSystems Holdings Inc. Class A	3,774,055	143,980
	Sensata Technologies Holding plc	4,687,239	141,133
	Sonoco Products Co.	3,181,534	138,588
*	BILL Holdings Inc.	2,985,386	138,104
	Arcosa Inc.	1,572,750	136,373
*	GMS Inc.	1,244,086	135,294
	Installed Building Products Inc.	749,192	135,094
	Herc Holdings Inc.	1,017,511	133,996
*	Euronet Worldwide Inc.	1,310,492	132,858
*	Mirion Technologies Inc. Class A	6,169,114	132,821
	Enpro Inc.	681,497	130,541
	Granite Construction Inc.	1,395,028	130,449
*,1	Loar Holdings Inc.	1,510,730	130,180
	Primoris Services Corp.	1,648,484	128,483
	Robert Half Inc.	3,116,744	127,942
	Maximus Inc.	1,816,771	127,537
*	Verra Mobility Corp. Class A	4,890,531	124,171
	Exponent Inc.	1,645,287	122,919
	MSC Industrial Direct Co. Inc. Class A	1,442,410	122,634
	Korn Ferry	1,663,365	121,975
	Mueller Water Products Inc. Class A	5,051,153	121,430
*	Amentum Holdings Inc.	5,099,214	120,392
*	CBIZ Inc.	1,678,706	120,380
	Kadant Inc.	377,409	119,809
*	StandardAero Inc.	3,772,512	119,400
	Leonardo DRS Inc.	2,539,000	118,013
	Brunswick Corp.	2,115,361	116,853
	Matson Inc.	1,038,163	115,599
*	OSI Systems Inc.	512,672	115,279
	Brink's Co.	1,284,828	114,722
	Franklin Electric Co. Inc.	1,247,528	111,953
	EnerSys	1,269,114	108,852
	Boise Cascade Co.	1,223,085	106,188
	HB Fuller Co.	1,760,727	105,908
*	Resideo Technologies Inc.	4,785,382	105,566
	ADT Inc.	12,413,678	105,144
	Otter Tail Corp.	1,351,293	104,171
*	Everus Construction Group Inc.	1,612,403	102,436
*	Remitly Global Inc.	5,285,476	99,208
	Griffon Corp.	1,355,203	98,076
36

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Atmus Filtration Technologies Inc.	2,669,974	97,240
*,1	Sezzle Inc.	537,670	96,377
	Patrick Industries Inc.	1,034,138	95,420
	Terex Corp.	2,032,341	94,890
	ABM Industries Inc.	1,999,520	94,397
	McGrath RentCorp	792,029	91,844
*	Hayward Holdings Inc.	6,618,823	91,340
	Brady Corp. Class A	1,342,158	91,226
	UniFirst Corp.	484,425	91,178
	Argan Inc.	412,255	90,894
	Western Union Co.	10,474,531	88,196
*	Mercury Systems Inc.	1,630,047	87,794
	AZZ Inc.	912,137	86,179
*	IES Holdings Inc.	290,673	86,106
*	MYR Group Inc.	473,071	85,839
	Crane NXT Co.	1,558,494	84,003
*	RXO Inc.	5,251,889	82,560
	VSE Corp.	628,279	82,292
*	Marqeta Inc. Class A	13,479,490	78,585
	Alight Inc. Class A	13,683,976	77,451
*	AAR Corp.	1,101,254	75,755
	REV Group Inc.	1,590,023	75,669
	Atkore Inc.	1,071,057	75,563
*	Huron Consulting Group Inc.	548,977	75,506
	EVERTEC Inc.	2,061,871	74,330
*	O-I Glass Inc.	5,010,903	73,861
	Alamo Group Inc.	331,113	72,308
*,1	PureCycle Technologies Inc.	5,250,534	71,932
	Trinity Industries Inc.	2,640,463	71,319
	Enerpac Tool Group Corp. Class A	1,754,429	71,160
*	CoreCivic Inc.	3,362,333	70,844
	TriNet Group Inc.	945,856	69,180
*	ASGN Inc.	1,351,859	67,498
*,1	Symbotic Inc. Class A	1,723,828	66,971
*	NCR Atleos Corp.	2,346,872	66,956
*	Tutor Perini Corp.	1,429,223	66,859
	Albany International Corp. Class A	945,708	66,323
[1]	Powell Industries Inc.	312,190	65,700
	Insperity Inc.	1,076,204	64,701
*	Payoneer Global Inc.	9,276,407	63,543
*	Triumph Group Inc.	2,447,727	63,029
	Hub Group Inc. Class A	1,880,845	62,877
	ManpowerGroup Inc.	1,504,409	60,778
	Standex International Corp.	386,609	60,497
	Pitney Bowes Inc.	5,321,124	58,053
	Kennametal Inc.	2,501,665	57,438
	Greif Inc. Class A	862,698	56,067
	International Seaways Inc.	1,509,305	55,059
*	AvidXchange Holdings Inc.	5,606,955	54,892
*	Gibraltar Industries Inc.	923,622	54,494
*	Upwork Inc.	4,044,945	54,364
	ArcBest Corp.	705,155	54,304
*,1	Enovix Corp.	5,230,927	54,088
	Werner Enterprises Inc.	1,898,706	51,949
	ICF International Inc.	608,888	51,579
	Lindsay Corp.	350,590	50,573
*	Donnelley Financial Solutions Inc.	818,553	50,464
*	Legalzoom.com Inc.	5,561,072	49,549
	Tennant Co.	621,070	48,121
*	Limbach Holdings Inc.	328,088	45,965
*	Hillman Solutions Corp.	6,377,587	45,536
	Hillenbrand Inc.	2,267,349	45,506
*	Masterbrand Inc.	4,114,938	44,976
*,1	Blue Bird Corp.	1,029,518	44,434
	Greenbrier Cos. Inc.	956,767	44,059
*	Flywire Corp.	3,757,977	43,968
*,1	First Advantage Corp.	2,529,628	42,017
*	Planet Labs PBC	6,692,364	40,823
*	NV5 Global Inc.	1,731,546	39,981
*,1	Eos Energy Enterprises Inc.	7,516,393	38,484
37

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	BrightView Holdings Inc.	2,296,345	38,234
*	Ducommun Inc.	449,534	37,145
	Bel Fuse Inc. Class B	377,402	36,868
	CRA International Inc.	196,192	36,761
	Perella Weinberg Partners Class A	1,859,077	36,103
	Helios Technologies Inc.	1,072,206	35,780
	TriMas Corp.	1,237,174	35,396
*	DXP Enterprises Inc.	403,028	35,325
*	Janus International Group Inc.	4,265,197	34,719
*	Vicor Corp.	746,434	33,858
	Barrett Business Services Inc.	812,056	33,855
*	Astronics Corp.	1,006,284	33,690
	Schneider National Inc. Class B	1,354,051	32,700
	Napco Security Technologies Inc.	1,097,879	32,596
*	Paymentus Holdings Inc. Class A	994,582	32,573
*	Proto Labs Inc.	799,104	31,996
*,1	Karman Holdings Inc.	634,428	31,956
	United States Lime & Minerals Inc.	318,252	31,762
	Astec Industries Inc.	725,274	30,237
*	V2X Inc.	621,400	30,169
*,1	Redwire Corp.	1,832,873	29,876
*	Thermon Group Holdings Inc.	1,063,904	29,874
*,1	Intuitive Machines Inc. Class A	2,664,958	28,968
	Quanex Building Products Corp.	1,526,023	28,842
*,1	Centuri Holdings Inc.	1,284,780	28,830
*	CECO Environmental Corp.	997,763	28,247
	Heidrick & Struggles International Inc.	611,590	27,986
*	Cimpress plc	578,156	27,173
*	Willdan Group Inc.	428,816	26,805
*	AMN Healthcare Services Inc.	1,232,880	25,484
	Gorman-Rupp Co.	692,538	25,430
*	FARO Technologies Inc.	578,200	25,395
*	Transcat Inc.	291,226	25,034
*	Evolv Technologies Holdings Inc.	4,010,666	25,027
*	American Woodmark Corp.	468,297	24,993
	Apogee Enterprises Inc.	613,873	24,923
	Cadre Holdings Inc.	780,612	24,863
*	Great Lakes Dredge & Dock Corp.	2,014,497	24,557
	Kforce Inc.	596,967	24,553
	Marten Transport Ltd.	1,864,025	24,214
*	Montrose Environmental Group Inc.	1,081,783	23,680
	Deluxe Corp.	1,408,927	22,416
*	Energy Recovery Inc.	1,731,860	22,133
*	Cantaloupe Inc.	1,973,825	21,692
	Insteel Industries Inc.	581,412	21,634
*,1	Microvast Holdings Inc.	5,814,973	21,108
	Douglas Dynamics Inc.	704,624	20,765
	Vestis Corp.	3,598,002	20,617
*	I3 Verticals Inc. Class A	740,229	20,342
	FTAI Infrastructure Inc.	3,136,249	19,351
*	BlueLinx Holdings Inc.	259,211	19,280
*,1	Forward Air Corp.	783,237	19,221
	Cass Information Systems Inc.	426,041	18,511
*,1	BlackSky Technology Inc. Class A	880,098	18,112
*	Green Dot Corp. Class A	1,641,118	17,691
	Allient Inc.	476,922	17,317
	National Presto Industries Inc.	175,838	17,225
	Myers Industries Inc.	1,161,067	16,824
	Miller Industries Inc.	364,422	16,202
*,1	Voyager Technologies Inc. Class A	408,413	16,030
*	Titan International Inc.	1,529,329	15,706
*	Aspen Aerogels Inc.	2,630,566	15,573
*,1	Byrna Technologies Inc.	503,354	15,544
	LSI Industries Inc.	908,004	15,445
*,1	TSS Inc.	533,600	15,384
	Mesa Laboratories Inc.	163,149	15,372
*	Graham Corp.	302,343	14,969
*,1	CompoSecure Inc. Class A	1,051,239	14,812
*,1	Power Solutions International Inc.	225,100	14,559
	Ennis Inc.	792,162	14,370
38

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	Willis Lease Finance Corp.	99,819	14,252
	Wabash National Corp.	1,315,600	13,985
	Preformed Line Products Co.	84,018	13,427
	Columbus McKinnon Corp.	865,247	13,212
*	Cross Country Healthcare Inc.	1,010,895	13,192
*,1	Titan Machinery Inc.	659,229	13,059
*	Bowman Consulting Group Ltd.	446,267	12,830
*	Conduent Inc.	4,855,792	12,819
*	Manitowoc Co. Inc.	1,050,012	12,621
	Shyft Group Inc.	1,004,273	12,594
	Heartland Express Inc.	1,449,672	12,525
	Hyster-Yale Inc.	313,021	12,452
*	Repay Holdings Corp. Class A	2,474,624	11,928
	Covenant Logistics Group Inc. Class A	489,813	11,809
	Kelly Services Inc. Class A	967,674	11,331
*,1	Amprius Technologies Inc.	2,671,387	11,247
*	CryoPort Inc.	1,474,275	10,998
	Luxfer Holdings plc	869,092	10,586
*	Orion Group Holdings Inc.	1,163,667	10,554
*,1	ZipRecruiter Inc. Class A	2,058,665	10,314
*	JELD-WEN Holding Inc.	2,531,769	9,925
*	Hudson Technologies Inc.	1,219,485	9,902
*	Vishay Precision Group Inc.	348,897	9,804
*,1	Lightbridge Corp.	725,750	9,703
*	International Money Express Inc.	928,961	9,373
	Park Aerospace Corp.	610,514	9,017
*	Mayville Engineering Co. Inc.	558,434	8,913
*	Performant Healthcare Inc.	2,207,671	8,831
*	Distribution Solutions Group Inc.	319,525	8,777
*	Atlanticus Holdings Corp.	160,278	8,775
*,1	Custom Truck One Source Inc.	1,697,911	8,388
*	Franklin Covey Co.	358,391	8,178
*,1	Eve Holding Inc.	1,144,500	7,851
*,1	Spire Global Inc.	630,404	7,502
*	Blade Air Mobility Inc.	1,843,041	7,427
*	Paysign Inc.	994,857	7,163
	Karat Packaging Inc.	248,253	6,991
*	Radiant Logistics Inc.	1,131,640	6,880
	Information Services Group Inc.	1,422,145	6,826
*	Priority Technology Holdings Inc.	848,001	6,597
*,1	Satellogic Inc. Class A	1,757,300	6,361
*,1	3D Systems Corp.	4,129,977	6,360
*,1	Sky Harbour Group Corp. Class A	649,900	6,350
*	Mistras Group Inc.	772,949	6,191
*	L B Foster Co. Class A	273,260	5,976
[1]	Universal Logistics Holdings Inc.	231,011	5,863
	Quad/Graphics Inc.	1,037,059	5,859
*	TrueBlue Inc.	897,923	5,819
*	TaskUS Inc. Class A	336,924	5,647
	Park-Ohio Holdings Corp.	314,659	5,620
*,1	Palladyne AI Corp.	640,213	5,544
*	Hyliion Holdings Corp.	4,137,884	5,462
	Resources Connection Inc.	1,003,466	5,389
*	Ranpak Holdings Corp. Class A	1,468,923	5,244
[1]	Frequency Electronics Inc.	228,179	5,182
[1]	Alta Equipment Group Inc.	816,010	5,157
*	Innovative Solutions & Support Inc.	362,582	5,033
*	AerSale Corp.	829,567	4,986
*	Acacia Research Corp.	1,366,267	4,891
	Concrete Pumping Holdings Inc.	790,269	4,860
*	Gencor Industries Inc.	332,994	4,662
*,1	Proficient Auto Logistics Inc.	636,277	4,619
	Kronos Worldwide Inc.	728,112	4,514
*	CPI Card Group Inc.	188,234	4,465
*,1	Smith-Midland Corp.	132,408	4,444
	EVI Industries Inc.	197,514	4,312
*,1	Taylor Devices Inc.	98,486	4,274
*	Core Molding Technologies Inc.	254,202	4,217
*,1	Tecogen Inc.	607,600	4,132
*	TTEC Holdings Inc.	823,829	3,963
39

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	SoundThinking Inc.	299,290	3,907
*	DHI Group Inc.	1,294,953	3,846
	Eastern Co.	163,461	3,730
*	LightPath Technologies Inc. Class A	1,199,048	3,693
*	Hurco Cos. Inc.	194,691	3,680
*	Forrester Research Inc.	360,304	3,567
	Twin Disc Inc.	395,659	3,494
*,1	Resolute Holdings Management Inc.	107,092	3,413
*	CS Disco Inc.	770,155	3,366
*	FreightCar America Inc.	389,900	3,361
*	Target Hospitality Corp.	439,600	3,130
*	Ultralife Corp.	348,051	3,126
*,1	Virgin Galactic Holdings Inc.	1,077,704	2,942
*,1	AirJoule Technologies Corp.	612,400	2,835
*	M-Tron Industries Inc.	66,645	2,799
*,1	Skillsoft Corp.	157,227	2,511
	Espey Manufacturing & Electronics Corp.	53,450	2,443
*	Research Solutions Inc.	846,894	2,431
*,1	VirTra Inc.	332,423	2,350
*	BGSF Inc.	359,610	2,291
*,1	PAMT Corp.	172,617	2,222
*	Alpha Pro Tech Ltd.	460,916	2,162
*	Servotronics Inc.	41,033	1,926
*	Coda Octopus Group Inc.	220,722	1,806
*,1	Babcock & Wilcox Enterprises Inc.	1,843,405	1,774
*,1	SKYX Platforms Corp.	1,679,448	1,755
*,1	Wrap Technologies Inc.	1,103,007	1,721
[1]	HireQuest Inc.	168,702	1,689
*,1	Commercial Vehicle Group Inc.	1,007,798	1,673
*	RF Industries Ltd.	249,088	1,612
*	Team Inc.	88,315	1,607
*	Fuel Tech Inc.	593,112	1,495
*,1	Where Food Comes From Inc.	132,551	1,491
*,1	AIRO Group Holdings Inc.	59,302	1,427
*	Broadwind Inc.	674,959	1,222
*	Usio Inc.	757,304	1,159
*	CPI Aerostructures Inc.	308,430	1,080
*	Hudson Global Inc.	107,683	916
*,1	Sypris Solutions Inc.	393,827	870
*,1	INNOVATE Corp.	161,864	834
*,1	Bridger Aerospace Group Holdings Inc.	421,000	813
*	GEE Group Inc.	3,830,957	754
*,1	Air T Inc.	31,530	694
*,1	374Water Inc.	2,097,315	680
*	Optex Systems Holdings Inc.	57,532	661
*,1	Knightscope Inc. Class A	127,831	631
*	Sono-Tek Corp.	162,339	617
*	LGL Group Inc.	74,191	565
*	Flux Power Holdings Inc.	359,465	543
*,1	Armlogi Holding Corp.	328,278	532
*,1	Richtech Robotics Inc. Class B	266,869	520
*	TOMI Environmental Solutions Inc.	484,669	514
*	Orion Energy Systems Inc.	796,013	486
*,1	Hydrofarm Holdings Group Inc.	123,912	463
	Bel Fuse Inc. Class A	3,626	326
*	ClearSign Technologies Corp.	603,165	323
	Pioneer Power Solutions Inc.	107,157	295
	Taitron Components Inc. Class A	125,572	281
*,1	Xos Inc.	81,376	246
*	Astrotech Corp.	38,881	225
*	Jewett-Cameron Trading Co. Ltd.	53,616	202
*	Sidus Space Inc. Class A	64,300	111
*	SIFCO Industries Inc.	25,478	95
*	Electro-Sensors Inc.	20,490	87
*	MultiSensor AI Holdings Inc.	131,900	79
*	Safe Pro Group Inc.	9,800	27
*	Callan Jmb Inc.	952	5
*,1	Nauticus Robotics Inc.	3,442	3
*	Ardagh Group SA Class A	37	—
40

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1,2	Hyzon Motors Inc. Class A	52,830	—
			244,796,980
Real Estate (2.5%)
	American Tower Corp.	15,052,271	3,326,853
	Welltower Inc.	21,035,785	3,233,831
	Prologis Inc.	29,781,857	3,130,669
	Equinix Inc.	3,144,837	2,501,623
	Digital Realty Trust Inc.	10,830,242	1,888,036
	Realty Income Corp.	29,018,064	1,671,731
	Simon Property Group Inc.	9,961,320	1,601,382
	Public Storage	5,077,200	1,489,752
	Crown Castle Inc.	14,014,024	1,439,661
*	CBRE Group Inc. Class A	9,591,679	1,343,986
*	CoStar Group Inc.	13,575,578	1,091,476
	VICI Properties Inc. Class A	31,142,629	1,015,250
	Extra Space Storage Inc.	6,832,209	1,007,341
	Iron Mountain Inc.	9,490,470	973,437
	AvalonBay Communities Inc.	4,573,798	930,768
	Ventas Inc.	14,501,435	915,766
	SBA Communications Corp.	3,454,313	811,211
	Equity Residential	11,604,187	783,167
	Invitation Homes Inc.	18,743,346	614,782
	Weyerhaeuser Co.	23,379,661	600,623
	Essex Property Trust Inc.	2,069,787	586,578
	Mid-America Apartment Communities Inc.	3,763,073	556,972
	Sun Communities Inc.	4,109,377	519,795
	Kimco Realty Corp.	21,843,793	459,157
	WP Carey Inc.	7,031,433	438,621
	UDR Inc.	10,658,029	435,167
	Regency Centers Corp.	5,829,759	415,254
	Alexandria Real Estate Equities Inc.	5,564,648	404,160
	Healthpeak Properties Inc.	22,334,557	391,078
*	Jones Lang LaSalle Inc.	1,525,136	390,099
	Gaming & Leisure Properties Inc.	8,355,981	390,057
*	Zillow Group Inc. Class C	5,535,386	387,754
	Camden Property Trust	3,436,409	387,249
	American Homes 4 Rent Class A	10,112,059	364,742
	Lamar Advertising Co. Class A	2,827,869	343,190
	BXP Inc.	5,080,747	342,798
	Equity LifeStyle Properties Inc.	5,542,894	341,830
	Host Hotels & Resorts Inc.	22,232,040	341,484
	Omega Healthcare Investors Inc.	9,294,865	340,657
	CubeSmart	7,281,546	309,466
	EastGroup Properties Inc.	1,693,844	283,075
	Rexford Industrial Realty Inc.	7,611,113	270,727
	Federal Realty Investment Trust	2,764,190	262,570
	NNN REIT Inc.	6,033,010	260,505
	Agree Realty Corp.	3,534,842	258,256
	Brixmor Property Group Inc.	9,859,138	256,732
	STAG Industrial Inc.	6,010,985	218,079
	Vornado Realty Trust	5,519,887	211,080
	First Industrial Realty Trust Inc.	4,257,303	204,904
	Essential Properties Realty Trust Inc.	6,332,928	202,084
	CareTrust REIT Inc.	6,184,391	189,242
	American Healthcare REIT Inc.	5,148,247	189,147
	Ryman Hospitality Properties Inc.	1,901,527	187,624
	Terreno Realty Corp.	3,318,594	186,074
	Healthcare Realty Trust Inc. Class A	11,308,832	179,358
	Cousins Properties Inc.	5,399,253	162,140
	Kite Realty Group Trust	7,060,568	159,922
	Americold Realty Trust Inc.	9,197,931	152,962
	EPR Properties	2,442,238	142,285
	SL Green Realty Corp.	2,290,146	141,760
	Sabra Health Care REIT Inc.	7,670,372	141,442
	Phillips Edison & Co. Inc.	4,022,560	140,910
	Macerich Co.	8,212,436	132,877
	Independence Realty Trust Inc.	7,410,972	131,100
	Kilroy Realty Corp.	3,810,196	130,728
*	Zillow Group Inc. Class A	1,657,830	113,545
41

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Millrose Properties Inc.	3,969,660	113,175
	Rayonier Inc.	5,035,909	111,696
	Highwoods Properties Inc.	3,471,727	107,936
	Tanger Inc.	3,477,252	106,334
*	Compass Inc. Class A	16,611,482	104,320
	HA Sustainable Infrastructure Capital Inc.	3,857,213	103,605
*	GEO Group Inc.	4,281,419	102,540
	COPT Defense Properties	3,625,131	99,981
	National Health Investors Inc.	1,400,222	98,184
[1]	Lineage Inc.	2,238,993	97,441
	Broadstone Net Lease Inc.	5,823,656	93,470
	PotlatchDeltic Corp.	2,404,277	92,252
	Four Corners Property Trust Inc.	3,246,210	87,356
*	Cushman & Wakefield plc	7,407,117	81,997
	Apple Hospitality REIT Inc.	6,832,198	79,732
	Acadia Realty Trust	4,257,600	79,064
	Douglas Emmett Inc.	5,160,587	77,615
	Urban Edge Properties	4,032,758	75,251
	LXP Industrial Trust	9,102,899	75,190
	Outfront Media Inc.	4,482,786	73,159
	National Storage Affiliates Trust	2,205,252	70,546
	Curbline Properties Corp.	3,031,118	69,200
	InvenTrust Properties Corp.	2,500,250	68,507
*	Howard Hughes Holdings Inc.	970,592	65,515
[1]	Medical Properties Trust Inc.	14,467,222	62,354
	Newmark Group Inc. Class A	4,878,713	59,276
	St. Joe Co.	1,240,613	59,177
[1]	Park Hotels & Resorts Inc.	5,767,257	58,999
	DigitalBridge Group Inc.	5,645,989	58,436
	Sunstone Hotel Investors Inc.	6,503,677	56,452
	Global Net Lease Inc.	7,457,464	56,304
	DiamondRock Hospitality Co.	6,825,867	52,286
	LTC Properties Inc.	1,459,689	50,520
	Innovative Industrial Properties Inc.	913,376	50,437
	Getty Realty Corp.	1,815,036	50,168
	Elme Communities	2,848,388	45,289
[1]	NETSTREIT Corp.	2,640,261	44,700
[1]	JBG SMITH Properties	2,467,282	42,684
*,1	Redfin Corp.	3,780,341	42,302
[1]	Sila Realty Trust Inc.	1,759,742	41,653
	Alexander & Baldwin Inc.	2,295,724	40,933
	Xenia Hotels & Resorts Inc.	3,248,900	40,839
	UMH Properties Inc.	2,395,145	40,214
	Pebblebrook Hotel Trust	3,826,671	38,228
	Apartment Investment & Management Co. Class A	4,347,097	37,602
	Empire State Realty Trust Inc. Class A	4,460,583	36,086
*	Paramount Group Inc.	5,901,004	35,996
	Veris Residential Inc.	2,317,902	34,514
	RLJ Lodging Trust	4,635,897	33,749
	Centerspace	544,476	32,772
*	Uniti Group Inc.	7,428,206	32,090
[1]	Smartstop Self Storage REIT Inc.	869,933	31,518
*	Hudson Pacific Properties Inc.	10,879,180	29,809
	American Assets Trust Inc.	1,488,042	29,389
	Easterly Government Properties Inc. Class A	1,315,428	29,202
	Piedmont Realty Trust Inc.	4,001,495	29,171
	Diversified Healthcare Trust	6,922,107	24,781
	Marcus & Millichap Inc.	786,482	24,153
	Brandywine Realty Trust	5,351,002	22,956
	Kennedy-Wilson Holdings Inc.	3,371,463	22,926
[1]	eXp World Holdings Inc.	2,468,938	22,467
	Plymouth Industrial REIT Inc.	1,371,054	22,019
	NexPoint Residential Trust Inc.	602,741	20,083
	Gladstone Commercial Corp.	1,393,406	19,967
	Whitestone REIT	1,583,601	19,763
[1]	Armada Hoffler Properties Inc.	2,557,943	17,573
	Summit Hotel Properties Inc.	3,331,465	16,957
	CTO Realty Growth Inc.	966,307	16,678
	Universal Health Realty Income Trust	416,349	16,641
	SITE Centers Corp.	1,463,013	16,547
42

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	NET Lease Office Properties	503,093	16,376
	CBL & Associates Properties Inc.	642,179	16,305
	Alexander's Inc.	71,682	16,151
	Peakstone Realty Trust	1,151,575	15,212
	Community Healthcare Trust Inc.	844,835	14,050
	Global Medical REIT Inc.	2,005,012	13,895
	Saul Centers Inc.	395,653	13,508
	Farmland Partners Inc.	1,162,733	13,383
	One Liberty Properties Inc.	540,619	12,899
	Service Properties Trust	5,221,240	12,479
	Bridge Investment Group Holdings Inc. Class A	1,195,892	11,971
*	Tejon Ranch Co.	679,525	11,525
*	Forestar Group Inc.	566,562	11,331
	Gladstone Land Corp.	1,070,672	10,889
*	Anywhere Real Estate Inc.	2,971,872	10,758
	Chatham Lodging Trust	1,541,231	10,742
*,1	Opendoor Technologies Inc.	19,830,148	10,569
	Postal Realty Trust Inc. Class A	701,624	10,335
*	FRP Holdings Inc.	360,361	9,690
	Industrial Logistics Properties Trust	1,863,505	8,479
	RMR Group Inc. Class A	474,034	7,750
	Alpine Income Property Trust Inc.	465,782	6,852
	City Office REIT Inc.	1,199,497	6,405
*,1	Douglas Elliman Inc.	2,474,908	5,742
	FrontView REIT Inc.	471,319	5,656
*	Stratus Properties Inc.	274,801	5,188
	Braemar Hotels & Resorts Inc.	2,073,053	5,079
	BRT Apartments Corp.	320,281	5,009
*	RE/MAX Holdings Inc. Class A	607,163	4,967
	Franklin Street Properties Corp.	2,761,816	4,529
*,1	Seaport Entertainment Group Inc.	238,764	4,453
*	Maui Land & Pineapple Co. Inc.	216,674	3,941
	Orion Properties Inc.	1,830,112	3,898
[1]	Modiv Industrial Inc. Class C	264,881	3,730
*	Seritage Growth Properties Class A	1,096,483	3,377
*	Star Holdings	397,823	3,107
*	AMREP Corp.	115,952	2,427
	Strawberry Fields REIT Inc.	223,924	2,360
	Global Self Storage Inc.	319,661	1,707
*	Comstock Holding Cos. Inc. Class A	164,051	1,655
	Clipper Realty Inc.	398,844	1,464
	Bluerock Homes Trust Inc.	109,281	1,368
*,1	Rafael Holdings Inc. Class B	750,916	1,299
*,1	Mobile Infrastructure Corp. Class A	257,579	1,167
*	Ashford Hospitality Trust Inc.	171,256	1,031
*,1	Altisource Portfolio Solutions SA	72,880	622
*,1	Offerpad Solutions Inc.	564,664	514
*	Fathom Holdings Inc.	347,914	431
	Office Properties Income Trust	1,641,000	405
*,1	Transcontinental Realty Investors Inc.	9,012	384
*	Sotherly Hotels Inc.	354,319	338
*,2	Spirit MTA REIT	2,854,330	257
*,1	reAlpha Tech Corp.	290,357	89
*,2	New York REIT Liquidating LLC	19,100	48
*,1	American Strategic Investment Co. Class A	2,593	34
*	CKX Lands Inc.	849	9
*,2	Equity Commonwealth	3,161,587	—
			47,575,146
Technology (35.8%)
	Microsoft Corp.	238,955,207	118,858,710
	NVIDIA Corp.	745,244,948	117,741,249
	Apple Inc.	480,192,039	98,521,001
	Meta Platforms Inc. Class A	69,802,354	51,520,419
	Broadcom Inc.	151,171,033	41,670,295
	Alphabet Inc. Class A	186,051,019	32,787,771
	Alphabet Inc. Class C	150,247,085	26,652,330
	Oracle Corp.	54,095,829	11,826,971
*	Palantir Technologies Inc. Class A	69,119,429	9,422,361
	International Business Machines Corp.	29,881,719	8,808,533
43

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Salesforce Inc.	29,196,200	7,961,512
*	Advanced Micro Devices Inc.	52,132,359	7,397,582
*	ServiceNow Inc.	6,655,052	6,841,926
	Intuit Inc.	8,519,493	6,710,208
	Texas Instruments Inc.	29,207,231	6,064,005
	QUALCOMM Inc.	35,294,293	5,620,969
*	Adobe Inc.	13,699,625	5,300,111
	Applied Materials Inc.	25,799,044	4,723,031
	Micron Technology Inc.	35,932,829	4,428,721
*	Palo Alto Networks Inc.	21,438,171	4,387,107
	Lam Research Corp.	41,123,127	4,002,925
*	Crowdstrike Holdings Inc. Class A	7,607,108	3,874,376
	Amphenol Corp. Class A	38,897,659	3,841,144
	KLA Corp.	4,251,267	3,808,030
	Analog Devices Inc.	15,956,355	3,797,932
*	MicroStrategy Inc. Class A	8,159,548	3,298,334
	Intel Corp.	126,245,966	2,827,910
*	AppLovin Corp. Class A	7,913,558	2,770,378
*	Cadence Design Systems Inc.	8,779,355	2,705,358
*	DoorDash Inc. Class A	10,898,972	2,686,706
*	Synopsys Inc.	4,988,934	2,557,727
*	Fortinet Inc.	20,913,277	2,210,952
*	Snowflake Inc. Class A	9,657,154	2,160,981
	Marvell Technology Inc.	27,776,894	2,149,932
*	Autodesk Inc.	6,873,596	2,127,859
	Roper Technologies Inc.	3,454,598	1,958,204
*	Cloudflare Inc. Class A	9,491,122	1,858,646
*	Workday Inc. Class A	6,945,386	1,666,893
	TE Connectivity plc	9,542,271	1,609,495
	Vertiv Holdings Co. Class A	12,260,192	1,574,331
*	Datadog Inc. Class A	9,756,755	1,310,625
	Corning Inc.	24,808,832	1,304,696
	Cognizant Technology Solutions Corp. Class A	15,841,195	1,236,088
	Microchip Technology Inc.	17,352,465	1,221,093
	Dell Technologies Inc. Class C	9,418,540	1,154,713
*	Atlassian Corp. Class A	5,315,405	1,079,506
	Monolithic Power Systems Inc.	1,462,807	1,069,868
*	Zscaler Inc.	3,235,033	1,015,606
*	ANSYS Inc.	2,824,511	992,025
	Seagate Technology Holdings plc	6,823,222	984,796
*	Gartner Inc.	2,349,885	949,871
*	HubSpot Inc.	1,611,699	897,120
	Hewlett Packard Enterprise Co.	42,267,171	864,364
*	GoDaddy Inc. Class A	4,579,928	824,662
*	Tyler Technologies Inc.	1,385,048	821,112
*,1	Super Micro Computer Inc.	16,317,207	799,706
	CDW Corp.	4,236,701	756,632
	VeriSign Inc.	2,562,623	740,086
	HP Inc.	30,223,752	739,273
	Western Digital Corp.	11,234,204	718,877
	Jabil Inc.	3,281,074	715,602
*	ON Semiconductor Corp.	13,454,291	705,139
	NetApp Inc.	6,435,963	685,752
*	Toast Inc. Class A	15,230,756	674,570
*	PTC Inc.	3,852,528	663,945
	Leidos Holdings Inc.	4,142,075	653,454
*	Pinterest Inc. Class A	18,155,692	651,063
*	Guidewire Software Inc.	2,700,312	635,788
*	Nutanix Inc. Class A	8,140,804	622,283
*	Zoom Communications Inc.	7,526,021	586,879
*	Pure Storage Inc. Class A	9,975,877	574,411
*,1	Reddit Inc. Class A	3,746,950	564,178
	SS&C Technologies Holdings Inc.	6,731,235	557,346
*	Twilio Inc. Class A	4,422,988	550,043
*	F5 Inc.	1,844,376	542,837
*	Okta Inc.	5,381,614	538,000
*	Dynatrace Inc.	9,624,458	531,366
	Gen Digital Inc.	17,936,217	527,325
*	MongoDB Inc.	2,497,415	524,432
*	Docusign Inc.	6,503,499	506,558
44

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Teradyne Inc.	5,161,874	464,156
*	Coherent Corp.	4,984,681	444,683
*	Credo Technology Group Holding Ltd.	4,645,918	430,166
	Entegris Inc.	4,874,421	393,122
*	Manhattan Associates Inc.	1,949,414	384,951
*	Astera Labs Inc.	4,246,681	383,985
*	Akamai Technologies Inc.	4,705,893	375,342
	Paycom Software Inc.	1,616,146	373,976
	Skyworks Solutions Inc.	4,822,775	359,393
*	Samsara Inc. Class A	8,688,166	345,615
*	Fabrinet	1,154,708	340,269
*	Rubrik Inc. Class A	3,773,170	338,038
*	CACI International Inc. Class A	708,804	337,887
	TD SYNNEX Corp.	2,420,531	328,466
*	Kyndryl Holdings Inc.	7,476,923	313,732
*	EPAM Systems Inc.	1,734,213	306,644
*	Snap Inc. Class A	34,241,335	297,557
*	MACOM Technology Solutions Holdings Inc.	2,036,013	291,740
*,1	IonQ Inc.	6,780,750	291,369
*	Maplebear Inc.	6,306,490	285,306
*	Dayforce Inc.	4,891,283	270,928
*	Qorvo Inc.	2,998,469	254,600
	Bentley Systems Inc. Class B	4,695,180	253,399
*	Procore Technologies Inc.	3,609,128	246,937
*	Commvault Systems Inc.	1,414,366	246,566
	Match Group Inc.	7,897,665	243,959
*	Unity Software Inc.	10,070,330	243,702
*	Elastic NV	2,833,679	238,964
*	Rambus Inc.	3,444,809	220,537
*	Lattice Semiconductor Corp.	4,432,026	217,125
	Universal Display Corp.	1,373,237	212,110
*	Arrow Electronics Inc.	1,652,561	210,586
*	Confluent Inc. Class A	8,308,889	207,141
	KBR Inc.	4,167,285	199,780
*	Gitlab Inc. Class A	4,233,957	190,994
*	Sandisk Corp.	4,207,358	190,804
*	SentinelOne Inc. Class A	10,286,054	188,029
*	Dropbox Inc. Class A	6,506,155	186,076
*,1	CoreWeave Inc. Class A	1,104,862	180,159
*	Q2 Holdings Inc.	1,908,734	178,638
*	Varonis Systems Inc.	3,438,568	174,507
*	Cirrus Logic Inc.	1,655,222	172,565
	Science Applications International Corp.	1,523,572	171,569
*	CCC Intelligent Solutions Holdings Inc.	18,030,869	169,670
*	Qualys Inc.	1,169,210	167,045
*	SPS Commerce Inc.	1,216,687	165,579
	Pegasystems Inc.	3,034,040	164,233
*	UiPath Inc. Class A	12,561,559	160,788
	Advanced Energy Industries Inc.	1,210,751	160,425
*	Onto Innovation Inc.	1,578,029	159,270
*,1	Life360 Inc.	2,434,145	158,828
*	Sanmina Corp.	1,618,843	158,371
*	Appfolio Inc. Class A	670,375	154,374
*	Box Inc. Class A	4,398,665	150,302
*	Novanta Inc.	1,160,358	149,605
*	Silicon Laboratories Inc.	1,003,101	147,817
*	Core Scientific Inc.	8,609,422	146,963
	Dolby Laboratories Inc. Class A	1,967,267	146,089
	Avnet Inc.	2,690,297	142,801
*	Insight Enterprises Inc.	1,024,259	141,435
*	SiTime Corp.	655,359	139,644
*	Allegro MicroSystems Inc.	3,866,071	132,181
*	Tenable Holdings Inc.	3,877,438	130,980
*,1	D-Wave Quantum Inc.	8,828,228	129,245
*	JFrog Ltd.	2,912,649	127,807
*,1	SoundHound AI Inc. Class A	11,901,629	127,704
*	TTM Technologies Inc.	3,127,105	127,648
*	Semtech Corp.	2,774,178	125,226
*	Parsons Corp.	1,717,493	123,264
*	Plexus Corp.	874,309	118,303
45

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Freshworks Inc. Class A	7,445,683	111,015
*	Workiva Inc. Class A	1,597,575	109,354
*	Zeta Global Holdings Corp. Class A	6,841,244	105,971
*,1	Rigetti Computing Inc.	8,895,886	105,505
*	BlackLine Inc.	1,815,848	102,813
*	Klaviyo Inc. Class A	3,049,051	102,387
*	Magnite Inc.	4,216,528	101,703
	Power Integrations Inc.	1,781,069	99,562
	Dun & Bradstreet Holdings Inc.	10,636,660	96,687
*	AvePoint Inc.	4,950,125	95,587
*,1	Cleanspark Inc.	8,597,925	94,835
*,1	nCino Inc.	3,384,997	94,678
*	Agilysys Inc.	816,995	93,660
*	Intapp Inc.	1,809,736	93,419
*,1	C3.ai Inc. Class A	3,792,411	93,180
[1]	Concentrix Corp.	1,760,005	93,025
*	Impinj Inc.	828,086	91,976
*	PAR Technology Corp.	1,318,591	91,471
*	ZoomInfo Technologies Inc. Class A	8,979,331	90,871
	Progress Software Corp.	1,398,941	89,308
*	Cargurus Inc. Class A	2,583,944	86,485
*	FormFactor Inc.	2,487,885	85,608
*	Alarm.com Holdings Inc.	1,512,474	85,561
*	Ambarella Inc.	1,281,852	84,686
*	DXC Technology Co.	5,527,902	84,522
*	Blackbaud Inc.	1,278,246	82,076
	Clear Secure Inc. Class A	2,947,143	81,813
*	Informatica Inc. Class A	3,324,963	80,963
*	IAC Inc.	2,151,670	80,343
*	Synaptics Inc.	1,184,368	76,771
*	Diodes Inc.	1,442,626	76,301
	Amkor Technology Inc.	3,574,646	75,032
*,1	Vertex Inc. Class A	2,097,486	74,115
*,1	Quantum Computing Inc.	3,858,292	73,963
*	Axcelis Technologies Inc.	1,047,954	73,032
*	Braze Inc. Class A	2,541,177	71,407
*	RingCentral Inc. Class A	2,489,562	70,579
*	DoubleVerify Holdings Inc.	4,465,440	66,848
*	LiveRamp Holdings Inc.	1,997,379	65,993
*	Alkami Technology Inc.	2,179,594	65,693
*	Yelp Inc. Class A	1,915,391	65,640
*	Teradata Corp.	2,885,384	64,373
	Vishay Intertechnology Inc.	4,000,692	63,531
*	Onestream Inc. Class A	2,212,975	62,627
*	Five9 Inc.	2,351,752	62,274
*	ePlus Inc.	855,995	61,717
*,1	BigBear.ai Holdings Inc.	8,991,774	61,054
*	DigitalOcean Holdings Inc.	2,062,131	58,894
	CSG Systems International Inc.	899,096	58,720
*,1	Trump Media & Technology Group Corp.	3,199,825	57,725
*,1	Applied Digital Corp.	5,720,372	57,604
*,1	Hut 8 Corp.	3,034,244	56,437
*	NetScout Systems Inc.	2,225,642	55,218
*	IPG Photonics Corp.	755,627	51,874
*	NCR Voyix Corp.	4,260,366	49,974
*,1	Innodata Inc.	971,419	49,756
	Adeia Inc.	3,278,169	46,353
*	Xometry Inc. Class A	1,364,407	46,103
*	Rapid7 Inc.	1,984,013	45,890
	A10 Networks Inc.	2,241,904	43,381
	Benchmark Electronics Inc.	1,105,454	42,925
*	Diebold Nixdorf Inc.	772,569	42,800
*,1	Terawulf Inc.	9,696,166	42,469
*	PagerDuty Inc.	2,736,347	41,811
*	Ziff Davis Inc.	1,379,876	41,769
*	Asana Inc. Class A	3,059,935	41,309
*,1	SailPoint Inc.	1,797,342	41,087
*	Rogers Corp.	598,626	40,994
*	ACM Research Inc. Class A	1,571,642	40,706
*	NextNav Inc.	2,628,986	39,961
46

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	CTS Corp.	927,344	39,514
*	Schrodinger Inc.	1,957,391	39,383
*,1	Cipher Mining Inc.	8,205,082	39,220
*	Appian Corp. Class A	1,306,874	39,023
*	Verint Systems Inc.	1,970,641	38,763
*	Veeco Instruments Inc.	1,872,499	38,049
*	Photronics Inc.	1,933,555	36,409
*	Ouster Inc.	1,448,520	35,127
*	MaxLinear Inc. Class A	2,446,291	34,762
*	Sprout Social Inc. Class A	1,554,576	32,506
*	Penguin Solutions Inc.	1,625,958	32,210
*	Olo Inc. Class A	3,479,997	30,972
*	Ultra Clean Holdings Inc.	1,370,156	30,924
*	Amplitude Inc. Class A	2,458,719	30,488
*	Sprinklr Inc. Class A	3,548,339	30,019
*	Grindr Inc.	1,301,395	29,542
*	Fastly Inc. Class A	4,106,095	28,989
*	nLight Inc.	1,453,267	28,600
*	Yext Inc.	3,276,939	27,854
*,1	Navitas Semiconductor Corp. Class A	4,200,500	27,513
*	Cohu Inc.	1,422,713	27,373
*	Couchbase Inc.	1,088,598	26,540
*	ServiceTitan Inc. Class A	243,578	26,107
*	ScanSource Inc.	622,192	26,014
*,1	Rumble Inc.	2,863,337	25,713
*	E2open Parent Holdings Inc.	7,951,441	25,683
*	Groupon Inc.	765,908	25,620
	PC Connection Inc.	377,843	24,855
*	Jamf Holding Corp.	2,499,217	23,768
*,1	Blend Labs Inc. Class A	7,199,164	23,757
*	PDF Solutions Inc.	1,110,763	23,748
*	Daktronics Inc.	1,505,709	22,766
*	Grid Dynamics Holdings Inc.	1,962,448	22,666
*	PROS Holdings Inc.	1,385,806	21,702
*	Angi Inc. Class A	1,393,248	21,261
*,1	Aeva Technologies Inc.	547,442	20,688
*	N-able Inc.	2,526,684	20,466
*	EverQuote Inc. Class A	827,850	20,017
	Hackett Group Inc.	786,110	19,983
*	Ichor Holdings Ltd.	1,007,705	19,791
*	Alpha & Omega Semiconductor Ltd.	768,015	19,707
	OneSpan Inc.	1,161,274	19,382
[1]	Xerox Holdings Corp.	3,669,135	19,336
*	Digital Turbine Inc.	3,198,255	18,870
*	Vimeo Inc.	4,603,305	18,597
*,1	Ibotta Inc. Class A	487,789	17,853
*,1	indie Semiconductor Inc. Class A	4,903,703	17,457
	Red Violet Inc.	347,414	17,093
*	PubMatic Inc. Class A	1,296,921	16,134
*	Weave Communications Inc.	1,912,264	15,910
*	CEVA Inc.	720,497	15,837
*	Meridianlink Inc.	947,777	15,382
*,1	Serve Robotics Inc.	1,317,800	15,076
*	NerdWallet Inc. Class A	1,331,971	14,612
	Shutterstock Inc.	769,108	14,582
*	SEMrush Holdings Inc. Class A	1,579,663	14,296
*	Kimball Electronics Inc.	742,070	14,270
	Climb Global Solutions Inc.	129,613	13,857
*	Mitek Systems Inc.	1,381,518	13,677
*	Domo Inc. Class B	972,638	13,588
*	Consensus Cloud Solutions Inc.	577,762	13,323
*	Cerence Inc.	1,272,905	12,996
*	Bandwidth Inc. Class A	809,207	12,866
*	MediaAlpha Inc. Class A	1,039,560	11,383
	NVE Corp.	153,511	11,300
*,1	Aehr Test Systems	872,314	11,279
	Methode Electronics Inc.	1,092,831	10,393
*	BigCommerce Holdings Inc.	2,057,633	10,288
*,1	SkyWater Technology Inc.	1,010,460	9,943
*	Bumble Inc. Class A	1,450,668	9,560
47

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Nextdoor Holdings Inc.	5,747,104	9,540
*	Unisys Corp.	2,072,926	9,390
	Simulations Plus Inc.	524,438	9,151
[1]	ReposiTrak Inc.	446,617	8,776
*	Rimini Street Inc.	2,186,399	8,243
*	Arteris Inc.	845,877	8,061
*,1	MicroVision Inc.	6,785,489	7,735
*,1	KULR Technology Group Inc.	1,067,655	7,612
*,1	Digimarc Corp.	563,356	7,442
*,1	Kopin Corp.	4,801,773	7,347
*	Asure Software Inc.	752,508	7,344
	Immersion Corp.	906,047	7,140
*	TechTarget Inc.	912,999	7,094
*	Backblaze Inc. Class A	1,193,703	6,565
*,1	Getty Images Holdings Inc.	3,869,903	6,424
*	Viant Technology Inc. Class A	480,660	6,359
*	Eventbrite Inc. Class A	2,405,578	6,327
*	eGain Corp.	976,015	6,100
*	ON24 Inc.	1,112,442	6,041
*	Definitive Healthcare Corp. Class A	1,474,544	5,751
*,1	Arena Group Holdings Inc.	915,291	5,675
*	Kaltura Inc.	2,707,583	5,442
*,1	SmartRent Inc. Class A	5,430,046	5,376
*,1	Tucows Inc. Class A	269,748	5,317
*	Vivid Seats Inc. Class A	3,010,681	5,088
*,1	Telos Corp.	1,593,387	5,051
*	CoreCard Corp.	174,091	5,043
*	TrueCar Inc.	2,574,147	4,891
*,1	Atomera Inc.	913,424	4,604
*	Expensify Inc. Class A	1,707,101	4,421
*	Everspin Technologies Inc.	599,459	3,771
*,1	Intellicheck Inc.	685,145	3,693
[1]	CSP Inc.	278,890	3,609
	Richardson Electronics Ltd.	365,090	3,523
*,1	inTEST Corp.	472,095	3,437
*,1	Airship AI Holdings Inc.	569,999	3,357
*	AXT Inc.	1,598,732	3,341
*	AstroNova Inc.	250,308	2,901
*	AudioEye Inc.	248,817	2,899
*	WM Technology Inc.	3,198,013	2,865
*,1	Rekor Systems Inc.	2,447,283	2,839
*,1	Rackspace Technology Inc.	2,153,218	2,756
*	Identiv Inc.	819,515	2,672
*	1stdibs.com Inc.	930,788	2,560
*,1	QuickLogic Corp.	408,792	2,518
*,1	LivePerson Inc.	2,488,033	2,513
*,1	Phunware Inc.	672,884	2,133
*	Amtech Systems Inc.	473,710	2,103
*	GSI Technology Inc.	574,548	1,931
*,1	Synchronoss Technologies Inc.	275,928	1,890
*	Upland Software Inc.	939,698	1,832
*	Zedge Inc. Class B	455,536	1,827
*	DLH Holdings Corp.	312,420	1,825
*,1	Gryphon Digital Mining Inc.	2,023,299	1,783
*	Inuvo Inc.	385,732	1,774
*	One Stop Systems Inc.	498,283	1,769
*,1	PSQ Holdings Inc. Class A	836,300	1,714
*,1	Quantum Corp.	166,091	1,656
*,1	Asset Entities Inc. Class B	412,700	1,548
*,1	Skillz Inc. Class A	226,530	1,545
*,1	authID Inc.	280,477	1,484
*	Pixelworks Inc.	205,381	1,427
*,1	Wolfspeed Inc.	3,568,521	1,423
*,1	FiscalNote Holdings Inc.	2,610,676	1,400
*	NetSol Technologies Inc.	448,836	1,396
*,1	Duos Technologies Group Inc.	192,028	1,373
*	ACCESS Newswire Inc.	110,039	1,354
*,1	Veritone Inc.	1,062,596	1,339
*,1	VirnetX Holding Corp.	116,102	1,260
*	BuzzFeed Inc. Class A	623,487	1,247
48

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Aware Inc.	645,056	1,213
*,1	Silvaco Group Inc.	232,158	1,096
*	TransAct Technologies Inc.	271,445	980
*	Key Tronic Corp.	321,913	921
*	WidePoint Corp.	265,533	908
*	Mastech Digital Inc.	97,517	699
*	Data I/O Corp.	213,344	655
*,1	BTCS Inc.	280,193	616
*	Glimpse Group Inc.	437,150	595
*	Trio-Tech International	108,490	588
*,1	Laser Photonics Corp.	216,544	583
*	Creative Realities Inc.	170,462	574
*	comScore Inc.	118,989	574
*	CVD Equipment Corp.	186,573	556
*,1	KORE Group Holdings Inc.	210,367	503
*,1	Data Storage Corp.	118,119	410
*,1	Mobix Labs Inc. Class A	493,002	377
*	Beachbody Co. Inc.	88,367	364
*	Streamline Health Solutions Inc.	69,753	361
*	Research Frontiers Inc.	175,847	285
*	Intelligent Protection Management Corp.	142,656	270
*,1	Sphere 3D Corp.	450,035	266
*,1	iPower Inc.	410,474	265
*,1	Intellinetics Inc.	19,869	248
*	Giftify Inc.	147,355	221
*,1	Thumzup Media Corp.	22,608	159
*,1	Brand Engagement Network Inc.	269,676	119
*,1	System1 Inc.	17,442	96
*	Nortech Systems Inc.	9,379	83
*	Direct Digital Holdings Inc. Class A	90,848	51
			685,049,563
Telecommunications (2.0%)
	Cisco Systems Inc.	114,562,919	7,948,375
	AT&T Inc.	231,388,673	6,696,388
	Verizon Communications Inc.	121,999,164	5,278,904
	Comcast Corp. Class A	119,690,644	4,271,759
	T-Mobile US Inc.	14,607,861	3,480,469
*	Arista Networks Inc.	32,316,309	3,306,282
	Motorola Solutions Inc.	5,365,645	2,256,039
*	Charter Communications Inc. Class A	2,931,345	1,198,363
	Juniper Networks Inc.	10,723,720	428,198
*	Ciena Corp.	4,585,482	372,937
*	Liberty Broadband Corp. Class C	3,753,074	369,228
*	Roku Inc.	4,147,210	364,498
*	Frontier Communications Parent Inc.	8,029,252	292,265
*,1	AST SpaceMobile Inc. Class A	5,775,290	269,879
*	Lumentum Holdings Inc.	2,118,242	201,360
[1]	InterDigital Inc.	826,531	185,333
*	Lumen Technologies Inc.	29,318,113	128,413
*,1	EchoStar Corp. Class A	4,252,756	117,801
*	Calix Inc.	1,877,742	99,877
	Telephone & Data Systems Inc.	2,762,365	98,285
	Iridium Communications Inc.	2,989,993	90,208
*	Extreme Networks Inc.	4,074,032	73,129
*	Viavi Solutions Inc.	7,160,584	72,107
	Cogent Communications Holdings Inc.	1,419,350	68,427
*	Viasat Inc.	3,951,856	57,697
*	CommScope Holding Co. Inc.	6,453,553	53,435
*	Liberty Broadband Corp. Class A	527,635	51,613
	IDT Corp. Class B	648,080	44,277
*	fuboTV Inc.	11,139,118	42,997
*,1	Applied Optoelectronics Inc.	1,599,726	41,097
*	Digi International Inc.	1,119,755	39,035
*	Globalstar Inc.	1,626,091	38,295
*	Harmonic Inc.	3,710,444	35,138
*	Gogo Inc.	2,363,270	34,693
*,1	United States Cellular Corp.	408,505	26,132
*	NETGEAR Inc.	831,577	24,174
*	ADTRAN Holdings Inc.	2,636,028	23,645
49

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Shenandoah Telecommunications Co.	1,647,284	22,502
	Cable One Inc.	143,122	19,437
*,1	Altice USA Inc. Class A	8,870,666	18,983
*	Powerfleet Inc.	3,853,302	16,608
*	Clearfield Inc.	380,909	16,535
*	Ribbon Communications Inc.	2,765,751	11,091
*	Xperi Inc.	1,351,112	10,687
*	Anterix Inc.	409,604	10,506
*	Ooma Inc.	776,227	10,013
	Spok Holdings Inc.	539,239	9,534
*	Aviat Networks Inc.	364,654	8,770
*	8x8 Inc.	3,914,918	7,673
*	WideOpenWest Inc.	1,598,960	6,492
	ATN International Inc.	309,210	5,025
*,1	Lightwave Logic Inc.	3,785,391	4,694
*,1	BK Technologies Corp.	96,750	4,560
*	KVH Industries Inc.	623,125	3,321
*	Lantronix Inc.	942,727	2,706
*,1	Inseego Corp.	325,033	2,678
*	Genasys Inc.	1,336,446	2,312
*	Comtech Telecommunications Corp.	863,562	2,116
*	Crexendo Inc.	345,906	2,100
*	Airgain Inc.	352,815	1,464
*,1	SurgePays Inc.	427,576	1,334
*	Franklin Wireless Corp.	302,827	1,266
	Network-1 Technologies Inc.	400,609	489
*	Optical Cable Corp.	145,464	415
*,1	ClearOne Inc.	24,648	145
*	NextPlat Corp.	45,484	33
*,2	GCI Liberty Inc.	2,704,635	—
			38,384,241
Utilities (2.7%)
	NextEra Energy Inc.	66,203,862	4,595,872
	Constellation Energy Corp.	10,134,001	3,270,850
	Southern Co.	35,387,287	3,249,615
	Waste Management Inc.	12,929,015	2,958,417
	Duke Energy Corp.	24,978,652	2,947,481
	Vistra Corp.	10,914,608	2,115,360
	American Electric Power Co. Inc.	17,180,013	1,782,598
	Republic Services Inc.	6,524,444	1,608,993
	Sempra	20,979,006	1,589,579
	Waste Connections Inc.	8,308,113	1,551,291
	Dominion Energy Inc.	27,437,285	1,550,755
	Exelon Corp.	32,473,637	1,410,005
	Public Service Enterprise Group Inc.	16,045,556	1,350,715
	Xcel Energy Inc.	18,552,293	1,263,411
	Consolidated Edison Inc.	11,612,315	1,165,296
	Entergy Corp.	13,859,786	1,152,025
	WEC Energy Group Inc.	10,275,776	1,070,736
	NRG Energy Inc.	6,280,466	1,008,517
	PG&E Corp.	68,831,820	959,516
	American Water Works Co. Inc.	6,277,415	873,251
	Ameren Corp.	8,875,847	852,436
	DTE Energy Co.	5,993,064	793,841
	Atmos Energy Corp.	5,104,704	786,686
	CenterPoint Energy Inc.	20,964,868	770,249
	PPL Corp.	22,576,539	765,119
	Eversource Energy	11,805,856	751,089
	FirstEnergy Corp.	17,644,703	710,376
	CMS Energy Corp.	9,635,532	667,550
	Edison International	12,385,151	639,074
	NiSource Inc.	15,119,978	609,940
	Evergy Inc.	7,342,024	506,086
	Alliant Energy Corp.	8,250,997	498,938
*	Talen Energy Corp.	1,464,715	425,895
*	Clean Harbors Inc.	1,545,503	357,289
	Pinnacle West Capital Corp.	3,829,725	342,645
	Essential Utilities Inc.	9,021,421	335,056
	OGE Energy Corp.	6,456,920	286,558
50

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	UGI Corp.	6,890,389	250,948
	National Fuel Gas Co.	2,908,129	246,348
	AES Corp.	22,913,718	241,052
*	Casella Waste Systems Inc. Class A	2,004,067	231,229
*,1	Oklo Inc. Class A	3,760,198	210,533
	IDACORP Inc.	1,732,894	200,063
	Ormat Technologies Inc.	1,859,988	155,793
	Southwest Gas Holdings Inc.	2,076,927	154,503
*,1	NuScale Power Corp.	3,871,157	153,143
	TXNM Energy Inc.	2,668,872	150,311
	New Jersey Resources Corp.	3,231,225	144,824
	Portland General Electric Co.	3,511,354	142,666
	ONE Gas Inc.	1,923,549	138,226
	Spire Inc.	1,789,018	130,580
	Black Hills Corp.	2,295,891	128,799
	ALLETE Inc.	1,828,664	117,162
	MDU Resources Group Inc.	6,592,133	109,891
	MGE Energy Inc.	1,172,278	103,676
	Northwestern Energy Group Inc.	1,975,014	101,318
	Avista Corp.	2,585,416	98,117
	American States Water Co.	1,222,967	93,753
	Chesapeake Utilities Corp.	741,725	89,170
	California Water Service Group	1,896,794	86,266
	Clearway Energy Inc. Class C	2,420,675	77,462
*	Hawaiian Electric Industries Inc.	5,571,556	59,226
*,1	Sunrun Inc.	6,927,258	56,665
	H2O America	1,016,177	52,811
	Northwest Natural Holding Co.	1,320,105	52,435
	Clearway Energy Inc. Class A	1,370,379	41,468
*,1	NANO Nuclear Energy Inc.	936,000	32,283
	Middlesex Water Co.	572,503	31,018
	Unitil Corp.	531,761	27,731
*	Enviri Corp.	2,517,247	21,850
	Excelerate Energy Inc. Class A	682,036	19,997
	Aris Water Solutions Inc. Class A	835,965	19,771
	York Water Co.	534,298	16,884
	Genie Energy Ltd. Class B	603,037	16,210
	Consolidated Water Co. Ltd.	508,800	15,274
	Artesian Resources Corp. Class A	281,799	9,457
*	Pure Cycle Corp.	607,231	6,510
	RGC Resources Inc.	256,979	5,751
*,1	Perma-Fix Environmental Services Inc.	537,923	5,659
*	Arq Inc.	994,251	5,339
*,1	Cadiz Inc.	1,533,682	4,586
	Global Water Resources Inc.	450,060	4,586
*,1	ALT5 Sigma Corp.	388,975	2,818
*,1	Net Power Inc.	926,852	2,289
*	Quest Resource Holding Corp.	559,393	1,130
*,1	Zeo Energy Corp.	92,900	269
*,1	Vivakor Inc.	197,865	158
*	Clean Energy Technologies Inc.	55,035	14
			51,641,132
Total Common Stocks (Cost $782,977,696)			1,908,477,767
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	1,763,201	—
*,2	BTCS Inc. Preference Shares	280,193	—
Total Preferred Stocks (Cost $5,105)			—
Rights (0.0%)
*,1,2	Korro Bio Inc. CVR	1,246,700	2,445
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*,2	Sanofi Aatd Inc. CVR	1,216,278	788
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	488
*,2	Enliven Therapeutics Inc. CVR	370,003	334
*,2	Coherus BioSciences Inc. CVR	1,709,153	161
*,1,2	CinCor Pharma Inc. CVR	28,710	88
*,2	Gyre Therapeutics Inc. CVR	826,502	83
*,2	Chinook Therapeutics Inc. CVR	415,255	76
51

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	Adamas Pharmaceuticals Inc. CVR	1,261,079	76
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,1,2	Q32 Bio Inc. CVR	1,354,738	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Pineapple Energy Inc. CVR	69,639	—
*,2	ABIOMED Inc. CVR	264	—
*,1,2	Carisma Therapeutics Inc. CVR	6,822,627	—
*,2	Neurogene Inc. CVR	98,708	—
*,1,2	Traws Pharma Inc. CVR	365,661	—
*,2	Tectonic Therapeutic Inc. CVR	110,889	—
Total Rights (Cost $4,626)			5,532
Warrants (0.0%)
*,1	Altisource Portfolio Solutions SA Exp. 4/2/29	582,728	297
*,1	Altisource Portfolio Solutions SA Exp. 4/30/32	582,728	291
*	M-Tron Industries Inc. Exp. 3/11/28	65,972	68
*	Presidio Property Trust Inc. Exp. 1/24/27	110,319	4
*	Hycroft Mining Holding Corp. Exp. 10/6/25	155,000	3
*	LGL Group Inc. Exp. 12/16/25	2,391	1
*	SELLAS Life Sciences Group Inc. Exp. 4/5/27	40,000	—
*	Serina Therapeutics Inc. Exp. 7/31/25	7,270	—
Total Warrants (Cost $2)			664
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund, 4.355% (Cost $10,306,859)	103,089,307	10,307,900
Total Investments (100.3%) (Cost $793,294,288)			1,918,791,863
Other Assets and Liabilities—Net (-0.3%)			(6,650,959)
Net Assets (100%)			1,912,140,904
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,345,174.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $5,735,306 was received for securities on loan, of which $5,732,780 is held in Vanguard Market Liquidity Fund and $2,526 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	4,453	487,982	16,291
E-mini S&P 500 Index	September 2025	3,339	1,044,064	17,039
E-mini S&P Mid-Cap 400 Index	September 2025	240	75,012	2,264
				35,594

52

Total Stock Market Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/30/26	GSI	5,190	(4.337)	152	—
Bank of America Corp.	1/30/26	CITNA	176,520	(5.187)	13,088	—
Bank of America Corp.	1/30/26	CITNA	158,868	(5.187)	11,779	—
Bank of America Corp.	1/30/26	CITNA	154,455	(5.187)	11,452	—
Citigroup Inc.	8/31/26	BANA	80,517	(5.087)	10,158	—
Citigroup Inc.	8/31/26	BANA	80,517	(5.087)	10,158	—
Citigroup Inc.	8/31/26	BANA	75,320	(5.087)	9,502	—
Citigroup Inc.	8/31/26	BANA	45,192	(5.087)	5,701	—
Citigroup Inc.	8/31/26	BANA	30,128	(5.187)	3,798	—
Citigroup Inc.	8/31/26	BANA	18,981	(5.087)	2,394	—
Citigroup Inc.	8/31/26	BANA	16,947	(5.087)	2,138	—
Ford Motor Co.	8/29/25	BANA	18,054	(4.983)	358	—
Global Payments Inc.	8/29/25	BANA	101,695	(5.087)	5,892	—
Global Payments Inc.	8/29/25	BANA	23,439	(5.087)	1,358	—
Global Payments Inc.	8/29/25	BANA	9,073	(5.087)	526	—
Global Payments Inc.	8/29/25	BANA	7,561	(5.087)	438	—
Global Payments Inc.	8/29/25	BANA	5,762	(4.983)	230	—
Goldman Sachs Group Inc.	8/29/25	BANA	106,280	(5.037)	19,107	—
Goldman Sachs Group Inc.	8/29/25	BANA	105,079	(5.087)	18,887	—
Goldman Sachs Group Inc.	8/29/25	BANA	70,253	(5.037)	12,630	—
Invesco Ltd.	8/31/26	BANA	5,606	(4.984)	294	—
JPMorgan Chase & Co.	8/31/26	BANA	264,000	(5.037)	24,875	—
JPMorgan Chase & Co.	8/31/26	BANA	105,600	(5.037)	9,950	—
NetApp Inc.	8/29/25	BANA	10,809	(4.984)	354	—
PACCAR Inc.	8/29/25	BANA	25,956	(4.983)	614	—
Paycom Software Inc.	8/29/25	BANA	6,218	(5.187)	—	(681)
Paycom Software Inc.	8/29/25	BANA	5,959	(5.187)	—	(652)
Paycom Software Inc.	8/29/25	BANA	3,010	(4.984)	—	(241)
VICI Properties Inc. Class A	8/29/25	BANA	87,203	(5.087)	3,292	—
Visa Inc. Class A	8/29/25	BANA	155,206	(4.337)	—	(4,582)
Willis Towers Watson plc	8/29/25	BANA	17,870	(4.983)	543	—
Willis Towers Watson plc	8/29/25	BANA	12,662	(4.887)	—	(413)
					179,668	(6,569)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $155,101 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $782,987,429)	1,908,483,963
Affiliated Issuers (Cost $10,306,859)	10,307,900
Total Investments in Securities	1,918,791,863
Investment in Vanguard	47,651
Cash	248,507
Cash Collateral Pledged—Futures Contracts	259,620
Receivables for Investment Securities Sold	1,113,465
Receivables for Accrued Income	1,025,021
Receivables for Capital Shares Issued	977,254
Variation Margin Receivable—Futures Contracts	17,059
Unrealized Appreciation—Over-the-Counter Swap Contracts	179,668
Total Assets	1,922,660,108
Liabilities
Payables for Investment Securities Purchased	206,215
Collateral for Securities on Loan	5,735,306
Payables for Capital Shares Redeemed	2,756,862
Payables for Distributions	1,792,418
Payables to Vanguard	21,834
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,569
Total Liabilities	10,519,204
Net Assets	1,912,140,904
1 Includes $5,345,174 of securities on loan.
54

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	815,760,906
Total Distributable Earnings (Loss)	1,096,379,998
Net Assets	1,912,140,904

Investor Shares—Net Assets
Applicable to 156,240,794 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,121,549
Net Asset Value Per Share—Investor Shares	$147.99

ETF Shares—Net Assets
Applicable to 1,639,207,399 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	498,396,580
Net Asset Value Per Share—ETF Shares	$304.05

Admiral™ Shares—Net Assets
Applicable to 2,828,922,444 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	418,703,224
Net Asset Value Per Share—Admiral Shares	$148.01

Institutional Shares—Net Assets
Applicable to 653,220,342 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	96,696,700
Net Asset Value Per Share—Institutional Shares	$148.03

Institutional Plus Shares—Net Assets
Applicable to 2,831,756,047 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	786,337,259
Net Asset Value Per Share—Institutional Plus Shares	$277.69

Institutional Select Shares—Net Assets
Applicable to 304,970,133 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	88,885,592
Net Asset Value Per Share—Institutional Select Shares	$291.46
See accompanying Notes, which are an integral part of the Financial Statements.
55

Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	11,439,792
Interest—Unaffiliated Issuers	6,917
Interest—Affiliated Issuers	103,386
Securities Lending—Net	65,716
Total Income	11,615,811
Expenses
The Vanguard Group—Note B
Investment Advisory Services	19,035
Management and Administrative—Investor Shares	14,337
Management and Administrative—ETF Shares	51,322
Management and Administrative—Admiral Shares	66,776
Management and Administrative—Institutional Shares	11,859
Management and Administrative—Institutional Plus Shares	51,854
Management and Administrative—Institutional Select Shares	3,274
Marketing and Distribution—Investor Shares	372
Marketing and Distribution—ETF Shares	8,477
Marketing and Distribution—Admiral Shares	7,926
Marketing and Distribution—Institutional Shares	944
Marketing and Distribution—Institutional Plus Shares	7,782
Marketing and Distribution—Institutional Select Shares	66
Custodian Fees	1,153
Shareholders’ Reports and Proxy Fees—Investor Shares	26
Shareholders’ Reports and Proxy Fees—ETF Shares	2,911
Shareholders’ Reports and Proxy Fees—Admiral Shares	287
Shareholders’ Reports and Proxy Fees—Institutional Shares	39
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	2,727
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	1
Trustees’ Fees and Expenses	493
Other Expenses	155
Total Expenses	251,816
Net Investment Income	11,363,995
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	4,695,209
Investment Securities Sold—Affiliated Issuers	(389)
Futures Contracts	(113,636)
Swap Contracts	(30,785)
Foreign Currencies	(58)
Realized Net Gain (Loss)	4,550,341
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	88,801,499
Investment Securities—Affiliated Issuers	(161)
Futures Contracts	158,200
Swap Contracts	204,965
Change in Unrealized Appreciation (Depreciation)	89,164,503
Net Increase (Decrease) in Net Assets Resulting from Operations	105,078,839
1	Dividends are net of foreign withholding taxes of $2,145.
2	Includes $7,486,412 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
56

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,363,995	21,896,576
Realized Net Gain (Loss)	4,550,341	44,906,104
Change in Unrealized Appreciation (Depreciation)	89,164,503	279,350,523
Net Increase (Decrease) in Net Assets Resulting from Operations	105,078,839	346,153,203
Distributions
Investor Shares	(131,228)	(268,758)
ETF Shares	(3,078,289)	(5,647,867)
Admiral Shares	(2,599,701)	(5,171,932)
Institutional Shares	(607,517)	(1,230,338)
Institutional Plus Shares	(4,845,078)	(9,184,246)
Institutional Select Shares	(558,925)	(1,004,871)
Total Distributions	(11,820,738)	(22,508,012)
Capital Share Transactions
Investor Shares	(197,932)	(2,617,137)
ETF Shares	17,902,031	29,058,165
Admiral Shares	(7,715,229)	(8,386,513)
Institutional Shares	(2,582,755)	(4,459,276)
Institutional Plus Shares	32,358,159	(25,961,444)
Institutional Select Shares	1,155,524	8,142,555
Net Increase (Decrease) from Capital Share Transactions	40,919,798	(4,223,650)
Total Increase (Decrease)	134,177,899	319,421,541
Net Assets
Beginning of Period	1,777,963,005	1,458,541,464
End of Period	1,912,140,904	1,777,963,005
See accompanying Notes, which are an integral part of the Financial Statements.
57

Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$141.00	$115.48	$93.09	$117.53	$94.71	$79.66
Investment Operations
Net Investment Income[1]	.812	1.583	1.536	1.335	1.284	1.284
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	7.022	25.582	22.401	(24.344)	22.837	15.026
Total from Investment Operations	7.834	27.165	23.937	(23.009)	24.121	16.310
Distributions
Dividends from Net Investment Income	(.844)	(1.645)	(1.547)	(1.431)	(1.301)	(1.260)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.844)	(1.645)	(1.547)	(1.431)	(1.301)	(1.260)
Net Asset Value, End of Period	$147.99	$141.00	$115.48	$93.09	$117.53	$94.71
Total Return[3]	5.58%	23.61%	25.89%	-19.60%	25.59%	20.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,122	$22,134	$20,443	$18,409	$133,977	$153,845
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[4]	0.14%[4]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.22%	1.48%	1.28%	1.20%	1.62%
Portfolio Turnover Rate[5]	1%	2%	2%	3%	4%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
58

Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$289.70	$237.25	$191.25	$241.49	$194.61	$163.70
Investment Operations
Net Investment Income[1]	1.826	3.561	3.411	3.191	2.912	2.831
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	14.423	52.563	46.002	(50.248)	46.898	30.848
Total from Investment Operations	16.249	56.124	49.413	(47.057)	49.810	33.679
Distributions
Dividends from Net Investment Income	(1.899)	(3.674)	(3.413)	(3.183)	(2.930)	(2.769)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.899)	(3.674)	(3.413)	(3.183)	(2.930)	(2.769)
Net Asset Value, End of Period	$304.05	$289.70	$237.25	$191.25	$241.49	$194.61
Total Return	5.64%	23.75%	26.03%	-19.50%	25.72%	20.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$498,397	$456,499	$347,955	$261,084	$299,088	$202,075
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[3]	0.03%[3]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.33%	1.60%	1.55%	1.31%	1.73%
Portfolio Turnover Rate[4]	1%	2%	2%	3%	4%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
59

Total Stock Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$141.03	$115.49	$93.10	$117.56	$94.74	$79.69
Investment Operations
Net Investment Income[1]	.881	1.717	1.645	1.540	1.402	1.364
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	7.016	25.599	22.396	(24.460)	22.833	15.025
Total from Investment Operations	7.897	27.316	24.041	(22.920)	24.235	16.389
Distributions
Dividends from Net Investment Income	(.917)	(1.776)	(1.651)	(1.540)	(1.415)	(1.339)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.917)	(1.776)	(1.651)	(1.540)	(1.415)	(1.339)
Net Asset Value, End of Period	$148.01	$141.03	$115.49	$93.10	$117.56	$94.74
Total Return[3]	5.63%	23.74%	26.01%	-19.53%	25.71%	20.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$418,703	$406,815	$340,379	$274,489	$341,733	$273,622
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[4]	0.04%[4]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.32%	1.59%	1.54%	1.30%	1.72%
Portfolio Turnover Rate[5]	1%	2%	2%	3%	4%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
60

Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$141.05	$115.51	$93.12	$117.58	$94.75	$79.70
Investment Operations
Net Investment Income[1]	.888	1.729	1.655	1.497	1.416	1.374
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	7.016	25.600	22.397	(24.407)	22.841	15.024
Total from Investment Operations	7.904	27.329	24.052	(22.910)	24.257	16.398
Distributions
Dividends from Net Investment Income	(.924)	(1.789)	(1.662)	(1.550)	(1.427)	(1.348)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.924)	(1.789)	(1.662)	(1.550)	(1.427)	(1.348)
Net Asset Value, End of Period	$148.03	$141.05	$115.51	$93.12	$117.58	$94.75
Total Return	5.64%	23.75%	26.02%	-19.51%	25.73%	21.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$96,697	$94,712	$81,389	$66,751	$249,282	$180,586
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[3]	0.03%[3]	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.33%	1.60%	1.46%	1.31%	1.73%
Portfolio Turnover Rate[4]	1%	2%	2%	3%	4%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
61

Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$264.58	$216.65	$174.63	$220.49	$177.69	$149.47
Investment Operations
Net Investment Income[1]	1.681	3.268	3.123	2.960	2.672	2.591
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	13.171	48.018	42.014	(45.906)	42.823	28.172
Total from Investment Operations	14.852	51.286	45.137	(42.946)	45.495	30.763
Distributions
Dividends from Net Investment Income	(1.742)	(3.356)	(3.117)	(2.914)	(2.695)	(2.543)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.742)	(3.356)	(3.117)	(2.914)	(2.695)	(2.543)
Net Asset Value, End of Period	$277.69	$264.58	$216.65	$174.63	$220.49	$177.69
Total Return	5.65%	23.76%	26.03%	-19.51%	25.74%	21.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$786,337	$714,400	$607,188	$488,093	$296,554	$226,288
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[3]	0.02%[3]	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.34%	1.61%	1.59%	1.32%	1.74%
Portfolio Turnover Rate[4]	1%	2%	2%	3%	4%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
62

Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$277.70	$227.37	$183.25	$231.36	$186.45	$156.83
Investment Operations
Net Investment Income[1]	1.776	3.464	3.312	3.093	2.821	2.772
Capital Gain Distributions Received	—	—	.000[1,2]	.000[1,2]	.000[1,2]	—
Net Realized and Unrealized Gain (Loss) on Investments	13.821	50.388	44.079	(48.139)	44.937	29.532
Total from Investment Operations	15.597	53.852	47.391	(45.046)	47.758	32.304
Distributions
Dividends from Net Investment Income	(1.837)	(3.522)	(3.271)	(3.064)	(2.848)	(2.684)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.837)	(3.522)	(3.271)	(3.064)	(2.848)	(2.684)
Net Asset Value, End of Period	$291.46	$277.70	$227.37	$183.25	$231.36	$186.45
Total Return	5.65%	23.78%	26.05%	-19.50%	25.75%	21.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$88,886	$83,402	$61,187	$44,101	$52,780	$44,296
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[3]	0.01%[3]	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.35%	1.62%	1.57%	1.33%	1.76%
Portfolio Turnover Rate[4]	1%	2%	2%	3%	4%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
63

Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
64

Total Stock Market Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $47,651,000, representing less than 0.01% of the fund’s net assets and 19.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
65

Total Stock Market Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,908,477,194	—	573	1,908,477,767
Preferred Stocks	—	—	—	—
Rights	—	—	5,532	5,532
Warrants	664	—	—	664
Temporary Cash Investments	10,307,900	—	—	10,307,900
Total	1,918,785,758	—	6,105	1,918,791,863

Derivative Financial Instruments
Assets
Futures Contracts[1]	35,594	—	—	35,594
Swap Contracts	—	179,668	—	179,668
Total	35,594	179,668	—	215,262
Liabilities
Swap Contracts	—	(6,569)	—	(6,569)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	795,438,594
Gross Unrealized Appreciation	1,176,626,790
Gross Unrealized Depreciation	(53,064,828)
Net Unrealized Appreciation (Depreciation)	1,123,561,962
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $32,040,409,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2025, the fund purchased $46,264,984,000 of investment securities and sold $18,975,924,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $24,534,219,000 and $9,743,219,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $1,860,683,000 and sales were $2,199,675,000, resulting in net realized loss of $299,937,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	639,631	5,166	255,042	2,026
Issued in Lieu of Cash Distributions	131,228	928	268,758	2,012
Redeemed	(968,791)	(6,832)	(3,140,937)	(24,090)
Net Increase (Decrease)—Investor Shares	(197,932)	(738)	(2,617,137)	(20,052)
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Total Stock Market Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	27,629,953	97,358	90,631,705	332,822
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,727,922)	(33,900)	(61,573,540)	(223,700)
Net Increase (Decrease)—ETF Shares	17,902,031	63,458	29,058,165	109,122
Admiral Shares
Issued	16,114,283	116,714	32,704,599	253,051
Issued in Lieu of Cash Distributions	2,156,576	15,251	4,308,022	32,211
Redeemed	(25,986,088)	(187,745)	(45,399,134)	(347,790)
Net Increase (Decrease)—Admiral Shares	(7,715,229)	(55,780)	(8,386,513)	(62,528)
Institutional Shares
Issued	4,410,124	31,819	12,065,162	92,206
Issued in Lieu of Cash Distributions	473,326	3,348	978,170	7,318
Redeemed	(7,466,205)	(53,439)	(17,502,608)	(132,646)
Net Increase (Decrease)—Institutional Shares	(2,582,755)	(18,272)	(4,459,276)	(33,122)
Institutional Plus Shares
Issued	46,689,141	185,628	31,442,646	129,725
Issued in Lieu of Cash Distributions	4,806,612	18,100	9,108,790	36,301
Redeemed	(19,137,594)	(72,103)	(66,512,880)	(268,482)
Net Increase (Decrease)—Institutional Plus Shares	32,358,159	131,625	(25,961,444)	(102,456)
Institutional Select Shares
Issued	5,467,130	20,438	23,144,854	91,362
Issued in Lieu of Cash Distributions	558,925	2,006	1,004,871	3,810
Redeemed	(4,870,531)	(17,811)	(16,007,170)	(63,944)
Net Increase (Decrease)—Institutional Select Shares	1,155,524	4,633	8,142,555	31,228
G.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2025 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	3,298	—	3,289	(329)	320	—	—	—
Vanguard Market Liquidity Fund	6,848,081	NA1	NA1	(60)	(481)	103,386	—	10,307,900
Total	6,851,379	—	3,289	(389)	(161)	103,386	—	10,307,900
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
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Total Stock Market Index Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q852 082025
68

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Index Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	3,241,505,677,653	52,033,287,755	N/A	N/A
Mark Loughridge	3,207,473,844,123	86,065,121,290	N/A	N/A
Scott C. Malpass	3,217,781,421,588	75,757,543,824	N/A	N/A
John Murphy	3,250,531,221,976	43,007,743,432	N/A	N/A
Lubos Pastor	3,250,323,453,375	43,215,512,028	N/A	N/A
Rebecca Patterson	3,253,657,324,381	39,881,641,031	N/A	N/A
André F. Perold	3,239,704,461,012	53,834,504,390	N/A	N/A
Salim Ramji	3,239,014,341,871	54,524,623,531	N/A	N/A
Sarah Bloom Raskin	3,226,915,067,114	66,623,898,288	N/A	N/A
Grant Reid	3,240,421,718,367	53,117,247,044	N/A	N/A
David Thomas	3,245,221,763,895	48,317,201,506	N/A	N/A
Barbara Venneman	3,251,687,975,712	41,850,989,695	N/A	N/A
Peter F. Volanakis	3,207,397,368,930	86,141,596,475	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – U.S. Stock Index Small-Cap Funds

The board of trustees of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – U.S. Stock Index Mid-Cap Funds

The board of trustees of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Total Stock Market Index Fund

The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.